File No. 333-116057

ICA No. 811-21587

As filed on February 7, 2008

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	[	]
Post-Effective Amendment No. 32	☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY

ACT OF 1940	☒
Amendment No. 33	☒

(Check appropriate box or boxes)

OLD MUTUAL FUNDS I

(Exact Name of Registrant as Specified in Charter)

4643 South Ulster Street, Suite 600, Denver, Colorado 80237

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (720) 200-7600

Julian F. Sluyters, 4643 South Ulster Street, Suite 600, Denver, Colorado 80237

(Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of this filing.

It is proposed that this filing will become effective (check appropriate box):

[_]	immediately upon filing pursuant to paragraph (b)
[_]	on (date) pursuant to paragraph (b)
☒	60 days after filing pursuant to paragraph (a)(1)
[_]	on (date) pursuant to paragraph (a)(3)
[_]	75 days after filing pursuant to paragraph (a)(2)
[_]	on (date) pursuant to paragraph (a)(1) of rule 485

If appropriate, check the following box:

[_]	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Old Mutual Funds I

PROSPECTUS

INITIAL CLASS SHARES

APRIL 7, 2008

Old Mutual VA Asset Allocation Conservative Portfolio
Old Mutual VA Asset Allocation Balanced Portfolio
Old Mutual VA Asset Allocation Moderate Growth Portfolio
Old Mutual VA Asset Allocation Growth Portfolio

As with all mutual funds, the Securities and Exchange Commission (the “SEC”) has not approved or disapproved the shares of any of the funds listed above (individually, a “Fund” and collectively, the “Funds”) or determined whether this Prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

INTRODUCTION	1
FUND SUMMARIES	1
Old Mutual VA Asset Allocation Conservative Portfolio	1
Old Mutual VA Asset Allocation Balanced Portfolio	7
Old Mutual VA Asset Allocation Moderate Growth Portfolio	13
Old Mutual VA Asset Allocation Growth Portfolio	19
ASSET ALLOCATION PROCESS	23
MORE ABOUT THE UNDERLYING FUNDS	25
MORE ABOUT INVESTMENT RISK	28
MANAGEMENT	34
The Adviser	34
The Sub-Adviser	34
Advisory Fees	34
The Portfolio Managers	35
INVESTMENT IN THE FUNDS	37
Share Price	37
Valuing Fund Securities	37
Policy Regarding Excessive or Short-Term Trading	37
General Policies	39
Dividends and Taxes	39
Distribution Arrangements	40
Portfolio Holdings Disclosure	41
FINANCIAL HIGHLIGHTS	42

INTRODUCTION

An Introduction to Old Mutual® Funds I and this Prospectus

Old Mutual VA Asset Allocation Conservative Portfolio, Old Mutual VA Asset Allocation Balanced Portfolio, Old Mutual VA Asset Allocation Moderate Growth Portfolio, and Old Mutual VA Asset Allocation Growth Portfolio (the “Funds”) are mutual funds that sell shares in separate investment portfolios to separate accounts of certain insurance companies (“Participating Insurance Companies”). The Participating Insurance Companies offer variable annuity contracts (“VA Contracts”) and variable life insurance policies (“VLI Policies”), the value of which is based on the performance of the separate account. The Funds are series of Old Mutual Funds I (the “Trust”), a trust offering professionally managed investment portfolios, and seek to achieve their investment objectives by primarily investing in other mutual funds (“underlying funds”) advised by Old Mutual Capital, Inc. (the “Adviser”). The Funds use asset allocation strategies to allocate assets among the underlying funds. The underlying funds, in turn, invest in a variety of U.S. and foreign equity and fixed income securities.

Each Fund has its own investment objective and strategies for achieving that objective. A description of each Fund’s investment objective, main investment strategies, main investment risks, and fees and expenses are described under the Fund Summaries section of this Prospectus.

The Funds are generally designed for long-term investors or investors that want a fund that seeks to outperform the market in which it invests over the long-term. The Funds may not be suitable for investors who are pursuing a short-term investment goal. Some of the Funds may not be suitable for investors who require regular income or stability of principal.

This Prospectus contains important information about the Funds. This information is arranged into different sections for easy reading and future reference. To obtain more information about the Funds, please refer to the back cover of this Prospectus.

Investment Adviser and Sub-Adviser

Old Mutual Capital, Inc. is the investment adviser to the Funds. The Adviser has engaged Ibbotson Associates Advisors, LLC (“Ibbotson” or the “Sub-Adviser”) to act as sub-adviser to the Funds and to allocate, subject to the Adviser’s supervision, each Fund’s assets among the underlying funds.

[On side panel: What the Funds Are – And Aren’t

The Funds are mutual funds – pooled investments that are professionally managed and provide the opportunity to participate in financial markets. The Funds strive to meet their stated goals, although as with all mutual funds, they cannot offer guaranteed results. As with any mutual fund, there is always a risk that an investment in a Fund may lose money.

An investment in a Fund is not a bank deposit. It is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.]

FUND SUMMARIES

[On side panel:	Ticker symbol:	Initial Class - OVCIX
Morningstar category:	Conservative Allocation]

Old Mutual VA Asset Allocation Conservative Portfolio

Investment Objective

Old Mutual VA Asset Allocation Conservative Portfolio (the “Fund”) seeks to provide investors with current income and preservation of capital.

Main Investment Strategies

The Fund is a “fund of funds” which seeks to achieve its investment objective by primarily investing in a diversified portfolio of underlying equity and fixed income funds, although a portion of its assets may be invested in cash, cash equivalents, or in money market funds. These underlying funds, in turn, invest in a variety of U.S. and foreign equity and fixed income securities.

Under normal circumstances, the Fund expects to invest its assets among equity and fixed income funds in the following ranges:

Equity Fund Allocation: 20-40%

Fixed Income Fund Allocation: 60-80%

The Adviser evaluates these allocation ranges at least annually and may change these ranges from time to time without the approval of or notice to shareholders.

Based upon the analysis described in the section of this Prospectus entitled “Asset Allocation Process,” the Fund expects to initially invest its assets in the following underlying funds within the following ranges:

Underlying Fund Name	Percentage of Fund Holdings
Old Mutual Advantage Growth Fund	0-30%
Old Mutual Analytic U.S. Long/Short Fund	0-30%
Old Mutual Barrow Hanley Core Bond Fund	0-40%
Old Mutual Barrow Hanley Value Fund	0-30%
Old Mutual Clay Finlay Emerging Markets Fund	0-30%
Old Mutual Developing Growth Fund	0-30%
Old Mutual Discover Value Fund	0-30%
Old Mutual Dwight High Yield Fund	0-30%
Old Mutual Dwight Intermediate Fixed Income Fund	0-40%
Old Mutual Focused Fund	0-30%

1

Old Mutual Heitman REIT Fund	0-30%
Old Mutual International Bond Fund	0-30%
Old Mutual International Equity Fund	0-30%
Old Mutual Mid-Cap Fund	0-30%
Old Mutual Provident Mid-Cap Growth Fund	0-30%
Old Mutual Small Cap Value Fund	0-30%

The Fund also has the ability to invest its assets in the following underlying funds within the following ranges:

Underlying Fund Name	Percentage of Fund Holdings
Old Mutual Analytic Defensive Equity Fund	0-30%
Old Mutual Analytic Global Defensive Equity Fund	0-30%
Old Mutual Cash Reserves Fund	0-30%
Old Mutual Clay Finlay China Fund	0-30%
Old Mutual Columbus Circle Technology and Communications Fund	0-30%
Old Mutual Copper Rock Emerging Growth Fund	0-30%
Old Mutual Dwight Short Term Fixed Income Fund	0-40%
Old Mutual Growth Fund	0-30%
Old Mutual Large Cap Fund	0-30%
Old Mutual Large Cap Growth Concentrated Fund	0-30%
Old Mutual Large Cap Growth Fund	0-30%
Old Mutual Select Growth Fund	0-30%
Old Mutual Small Cap Fund	0-30%
Old Mutual Strategic Small Company Fund	0-30%
Old Mutual TS&W Mid-Cap Value Fund	0-30%

2

Main Investment Risks

As with all investments, an investment in the Fund may lose money. The main risks of investing in the Fund are:

Fund of Funds Structure. The performance and risks of the Fund will directly correspond to the performance and risks of the underlying funds in which it invests and the securities held by the underlying funds. The more the Fund allocates to equity funds, the greater the expected risk. To the extent that the Fund invests more of its assets in one underlying fund than another, the Fund will have greater exposure to the risks of that underlying fund.

The underlying funds will not necessarily make consistent investment decisions. One underlying fund may buy the same security that another underlying fund is selling. A shareholder would indirectly bear the costs of both trades.

Because the Fund indirectly pays a portion of the expenses incurred by the underlying funds, an investment in the Fund entails more direct and indirect expenses than a direct investment in the underlying funds. As the underlying funds or the Fund’s allocations among the underlying funds change from time to time, or to the extent that the expense ratio of the underlying funds changes, the weighted average operating expenses borne by the Fund may increase or decrease.

The Fund’s ability to achieve its investment objective depends upon Ibbotson’s skill in selecting the best mix of underlying funds. There is the risk that Ibbotson’s evaluations and assumptions regarding the underlying funds may be incorrect in view of actual market conditions.

The Adviser may be subject to potential conflicts of interest in supervising Ibbotson’s selection of underlying funds. The Adviser is the investment adviser to each of the underlying funds and the fees paid to the Adviser by some underlying funds for these services are higher than the fees paid by other underlying funds.

Risks of Investing in Equity Securities. The value of the stocks and other securities owned by the underlying funds will fluctuate depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence. The market also may fail to recognize the intrinsic worth of an investment or the advisers of the underlying funds may misgauge that worth.

The price of individual equity securities do not all move in the same direction uniformly or at the same time; for example, “growth” stocks may perform well under circumstances in which “value” stocks in general have fallen. To the extent that an underlying fund emphasizes investments in securities of a particular type, for example foreign stocks, stocks of small or mid-sized companies, growth or value stocks, or stocks of companies in a particular industry, its share value may fluctuate in response to events affecting the market for that type of security.

Risks of Investing in Fixed Income Securities. The underlying funds’ investments in fixed income securities will be subject to risk associated with changes in interest rates generally and the credit quality of the individual fixed income securities held. The prices of mortgage- and asset-backed securities are sensitive to the rate of principal prepayments on the underlying assets. Debt securities rated below investment-grade (junk bonds) are highly speculative securities that are usually issued by smaller, less creditworthy, and/or highly leveraged (indebted) companies. Compared with investment-grade bonds, junk bonds carry a greater degree of risk and their issuers are less likely to make payments of interest and repay principal.

3

Performance Information

The following information illustrates the risks of investing in the Fund. The Fund’s past performance does not guarantee how it will perform in the future. The Fund’s performance reflects a limitation on the total expenses of the Fund pursuant to an arrangement with the Adviser. The Fund’s returns would have been lower if the expense limitation had not been in effect. All performance figures reflect the reinvestment of dividends and capital gain distributions.

Annual Total Returns as of December 31, 2007 – Initial Class

The bar chart and table, below, illustrate the variability of the Fund’s returns by comparing the Fund’s performance for Initial Class shares with broad measures of market performance. These returns were achieved under the fund of managers structure that was in place prior to April 7, 2008. Total return figures include the effect of the Fund’s recurring expenses, but do not include any fees or expenses that may be imposed under the VA Contracts or VLI Policies. If those charges were reflected, the performance shown would have been lower.

2007
XX

During the period shown in the chart, the highest return for a quarter was XX% (quarter ending XX) and the lowest return for a quarter was XX% (quarter ending XX).

The table below compares the performance of the Fund’s Initial Class shares, as of December 31, 2007, with broad measures of market performance. These returns were achieved under the fund of managers structure that was in place prior to April 7, 2008. The return information for the indexes does not reflect the impact of taxes, and does not reflect the costs of managing a mutual fund.

Initial Class(1)	1 Year
Old Mutual VA Asset Allocation Conservative Portfolio
Lehman Brothers U.S. Aggregate Index [2]
Standard & Poor’s SuperComposite 1500 Index [3]

[1]	The inception date for Initial Class shares is December 29, 2006.

[2]

The unmanaged Lehman Brothers U.S. Aggregate Index is a widely recognized measure of the aggregate bond market. The index is market value-weighted inclusive of accrued interest. The inception date for the Index is September 30, 2004.

[3]

The unmanaged Standard & Poor’s SuperComposite 1500 (S&P 1500) Index is a broad-based, capitalization-weighted index comprised of 1,500 stocks of large-cap, mid-cap, and small-cap U.S. companies. The inception date for the Index is September 30, 2004.

Fees and Expenses

This table summarizes the shareholder fees and annual operating expenses an investor in the Fund would pay. Shareholder fees are paid directly from the investment. Annual operating expenses are paid out of the Fund’s assets. The shareholder fees and annual operating expenses shown in the table do not reflect any additional charges or expenses that may be imposed under the VA Contracts or VLI Policies.

Fees and Expenses Table

4

Shareholder Fees
(fees paid directly from the investment)
Maximum Sales Charge (Load)	Not Applicable
Maximum Deferred Sales Charge (Load)	Not Applicable
Redemption/Exchange Fee	Not Applicable
Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)
Management Fees	0.85%
Distribution (12b-1) Fees	Not Applicable
Other Expenses	%
Acquired (Underlying) Fund Fees and Expenses[1]
Total Other Expenses
Total Operating Expenses[2]	%
Fee Waivers and/or Expense Reimbursement[3]	%
Net Operating Expenses	%

________________

[1]

The Fund indirectly pays a portion of the expenses incurred by the underlying funds. Acquired (Underlying) Fund Fees and Expenses is an estimated annualized expense ratio of the underlying funds, based upon (i) Ibbotson’s allocation of the Fund’s assets among the underlying funds at fiscal year end; and (ii) the historical expense ratio of the underlying funds based upon their most recent fiscal period, which are stated on a net basis. The actual indirect expenses incurred by a shareholder will vary based upon the Fund’s actual allocation of its assets among the underlying funds and the actual expenses of the underlying funds. Certain of the underlying funds have agreed to expense limitations that may be in effect for varying periods.

[2]

Total Operating Expenses do not correlate to the ratio of expenses to average net assets of the Fund stated in the Financial Highlights section of this Prospectus, because the Financial Highlights section (i) reflects the operating expenses of the Fund and does not include acquired (underlying) fund fees and expenses; and (ii) reflects the fund of managers structure that was in place prior to April 7, 2008.

[3]

Old Mutual Capital has contractually agreed to limit the operating expenses of the Fund (inclusive of management fees and other expenses; exclusive of interest, taxes, brokerage, dividend and interest expense on short sales, litigation, indemnification, and extraordinary expenses) to an annual rate (as a percentage of the Fund’s average daily net assets) of 1.00%. This expense limitation may be terminated at any time after December 31, 2008, upon 30 days’ written notice of termination to the Board. Old Mutual Capital is entitled to reimbursement from the Fund of any fees waived pursuant to this arrangement if such reimbursement does not cause the operating expenses of the Fund in the year of reimbursement to exceed the expense limitation in effect in the year for which fees are being reimbursed and the reimbursement is made within three years after the expenses were reimbursed or absorbed.

Effective January 1, 2009, the Adviser contractually has agreed to limit the operating expenses of the Fund (excluding interest, taxes, brokerage costs and commissions, dividends on short sales, other expenditures capitalized in accordance with generally accepted accounting principles and extraordinary expenses not incurred in the ordinary course of business) to an annual rate of 2.75% for Initial Class shares through December 31, 2017. The Adviser will consider further reductions to these limits on an annual basis.

Example

This example is intended to help compare the cost of investing in the Fund to the cost of investing in other mutual funds. This example makes four assumptions: 1) $10,000 is invested in the Fund for the time periods shown; 2) all shares are redeemed at the end of those time periods; 3) the investment earns a 5% return each year; and 4) the Fund’s operating expenses reflect net operating expenses for the one year

5

period and total annual operating expenses without expense waivers for years two and three. The example is hypothetical. Actual costs may be higher or lower. In addition, the example does not reflect any additional charges or expenses that may be imposed under the VA Contracts or VLI Policies. If these additional charges or expenses were reflected in the example, the costs would be higher.

Costs
	1 year	3 years	5 years	10 years

6

[On side panel:	Ticker symbol:	Initial Class - OVBIX
Morningstar category:	Moderate Allocation]

Old Mutual VA Asset Allocation Balanced Portfolio

Investment Objective

Old Mutual VA Asset Allocation Balanced Portfolio (the “Fund”) seeks to provide investors with capital appreciation and current income.

Main Investment Strategy

The Fund is a “fund of funds” which seeks to achieve its investment objective by primarily investing in a diversified portfolio of underlying equity and fixed income funds, although a portion of its assets may be invested in cash, cash equivalents, or in money market funds. These underlying funds, in turn, invest in a variety of U.S. and foreign equity and fixed income securities.

Under normal circumstances, the Fund expects to invest its assets among equity and fixed income funds in the following ranges:

Equity Fund Allocation: 50-70%

Fixed Income Fund Allocation: 30-50%

The Adviser evaluates these allocation ranges at least annually and may change these ranges from time to time without the approval of or notice to shareholders.

Based upon the analysis described in the section of this Prospectus entitled “Asset Allocation Process,” the Fund expects to initially invest its assets in the following underlying funds within the following ranges:

Underlying Fund Name	Percentage of Fund Holdings
Old Mutual Advantage Growth Fund	0-30%
Old Mutual Analytic U.S. Long/Short Fund	0-30%
Old Mutual Barrow Hanley Core Bond Fund	0-40%
Old Mutual Barrow Hanley Value Fund	0-30%
Old Mutual Clay Finlay Emerging Markets Fund	0-30%
Old Mutual Developing Growth Fund	0-30%
Old Mutual Discover Value Fund	0-30%
Old Mutual Dwight High Yield Fund	0-30%
Old Mutual Dwight Intermediate Fixed Income Fund	0-40%

7

Old Mutual Focused Fund	0-30%
Old Mutual Heitman REIT Fund	0-30%
Old Mutual International Bond Fund	0-30%
Old Mutual International Equity Fund	0-30%
Old Mutual Mid-Cap Fund	0-30%
Old Mutual Provident Mid-Cap Growth Fund	0-30%
Old Mutual Small Cap Value Fund	0-30%

The Fund also has the ability to invest its assets in the following underlying funds within the following ranges:

Underlying Fund Name	Percentage of Fund Holdings
Old Mutual Analytic Defensive Equity Fund	0-30%
Old Mutual Analytic Global Defensive Equity Fund	0-30%
Old Mutual Cash Reserves Fund	0-30%
Old Mutual Clay Finlay China Fund	0-30%
Old Mutual Columbus Circle Technology and Communications Fund	0-30%
Old Mutual Copper Rock Emerging Growth Fund	0-30%
Old Mutual Dwight Short Term Fixed Income Fund	0-40%
Old Mutual Growth Fund	0-30%
Old Mutual Large Cap Fund	0-30%
Old Mutual Large Cap Growth Concentrated Fund	0-30%
Old Mutual Large Cap Growth Fund	0-30%
Old Mutual Select Growth Fund	0-30%
Old Mutual Small Cap Fund	0-30%

8

Old Mutual Strategic Small Company Fund	0-30%
Old Mutual TS&W Mid-Cap Value Fund	0-30%

Main Investment Risks

As with all investments, an investment in the Fund may lose money. The main risks of investing in the Fund are:

Fund of Funds Structure. The performance and risks of the Fund will directly correspond to the performance and risks of the underlying funds in which it invests and the securities held by the underlying funds. The more the Fund allocates to equity funds, the greater the expected risk. To the extent that the Fund invests more of its assets in one underlying fund than another, the Fund will have greater exposure to the risks of that underlying fund.

The underlying funds will not necessarily make consistent investment decisions. One underlying fund may buy the same security that another underlying fund is selling. A shareholder would indirectly bear the costs of both trades.

Because the Fund indirectly pays a portion of the expenses incurred by the underlying funds, an investment in the Fund entails more direct and indirect expenses than a direct investment in the underlying funds. As the underlying funds or the Fund’s allocations among the underlying funds change from time to time, or to the extent that the expense ratio of the underlying funds changes, the weighted average operating expenses borne by the Fund may increase or decrease.

The Fund’s ability to achieve its investment objective depends upon Ibbotson’s skill in selecting the best mix of underlying funds. There is the risk that Ibbotson’s evaluations and assumptions regarding the underlying funds may be incorrect in view of actual market conditions.

The Adviser may be subject to potential conflicts of interest in supervising Ibbotson’s selection of underlying funds. The Adviser is the investment adviser to each of the underlying funds and the fees paid to the Adviser by some underlying funds for these services are higher than the fees paid by other underlying funds.

Risks of Investing in Equity Securities. The value of the stocks and other securities owned by the underlying funds will fluctuate depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence. The market also may fail to recognize the intrinsic worth of an investment or the advisers of the underlying funds may misgauge that worth.

The price of individual equity securities do not all move in the same direction uniformly or at the same time; for example, “growth” stocks may perform well under circumstances in which “value” stocks in general have fallen. To the extent that an underlying fund emphasizes investments in securities of a particular type, for example foreign stocks, stocks of small or mid-sized companies, growth or value stocks, or stocks of companies in a particular industry, its share value may fluctuate in response to events affecting the market for that type of security.

Risks of Investing in Fixed Income Securities. The underlying funds’ investments in fixed income securities will be subject to risk associated with changes in interest rates generally and the credit quality of the individual fixed income securities held. The prices of mortgage- and asset-backed securities are sensitive to the rate of principal prepayments on the underlying assets. Debt securities rated below investment-grade (junk bonds) are highly speculative securities that are usually issued by smaller, less creditworthy, and/or highly leveraged (indebted) companies. Compared with investment-grade bonds, junk

9

bonds carry a greater degree of risk and their issuers are less likely to make payments of interest and repay principal.

Performance Information

The following information illustrates the risks of investing in the Fund. The Fund’s past performance, both before and after taxes, does not guarantee how it will perform in the future. The Fund’s performance reflects a limitation on the total expenses of the Fund pursuant to an arrangement with the Adviser. The Fund’s returns would have been lower if the expense limitation had not been in effect. All performance figures reflect the reinvestment of dividends and capital gain distributions.

Annual Total Returns as of December 31, 2007 – Initial Class

The bar chart and table, below, illustrate the variability of the Fund’s returns by comparing the Fund’s performance for Initial Class shares with broad measures of market performance. These returns were achieved under the fund of managers structure that was in place prior to April 7, 2008. Total return figures include the effect of the Fund’s recurring expenses, but do not include any fees and expenses that may be imposed under the VA Contracts or VLI Policies. If those charges were reflected, the performance shown would have been lower.

2007
XX

During the periods shown in the chart, the highest return for a quarter was XX% (quarter ending XX) and the lowest return for a quarter was XX% (quarter ending XX).

The table below compares the performance of the Fund’s Initial Class shares, as of December 31, 2007, with broad measures of market performance. These returns were achieved under the fund of managers structure that was in place prior to April 7, 2008. The return information for the indexes does not reflect the impact of taxes, and does not reflect the costs of managing a mutual fund.

Initial Class(1)	1 Year
Old Mutual VA Asset Allocation Conservative Portfolio
Lehman Brothers U.S. Aggregate Index [2]
Standard & Poor’s SuperComposite 1500 Index [3]

[1]	The inception date for Initial Class shares is December 29, 2006.

[2]

The unmanaged Lehman Brothers U.S. Aggregate Index is a widely recognized measure of the aggregate bond market. The index is market value-weighted inclusive of accrued interest. The inception date for the Index is September 30, 2004.

[3]

The unmanaged Standard & Poor’s SuperComposite 1500 (S&P 1500) Index is a broad-based, capitalization-weighted index comprised of 1,500 stocks of large-cap, mid-cap, and small-cap U.S. companies. The inception date for the Index is September 30, 2004.

Fees and Expenses

This table summarizes the shareholder fees and annual operating expenses an investor in the Fund would pay. Shareholder fees are paid directly from the investment. Annual operating expenses are paid out of the Fund’s assets. The shareholder fees and annual operating expenses shown in the table do not reflect any additional charges or expenses that may be imposed under the VA Contracts or VLI Policies.

Fees and Expenses Table

10

Shareholder Fees
(fees paid directly from the investment)
Maximum Sales Charge (Load)	Not Applicable
Maximum Deferred Sales Charge (Load)	Not Applicable
Redemption/Exchange Fee	Not Applicable
Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)
Management Fees	0.90%
Distribution (12b-1) Fees	Not Applicable
Other Expenses	%
Acquired (Underlying) Fund Fees and Expenses[1]
Total Other Expenses
Total Operating Expenses[2]	%
Fee Waivers and/or Expense Reimbursement[3]	%
Net Operating Expenses	%

________________

[1]

The Fund indirectly pays a portion of the expenses incurred by the underlying funds. Acquired (Underlying) Fund Fees and Expenses is an estimated annualized expense ratio of the underlying funds, based upon (i) Ibbotson’s allocation of the Fund’s assets among the underlying funds at fiscal year end; and (ii) the historical expense ratio of the underlying funds based upon their most recent fiscal period, which are stated on a net basis. The actual indirect expenses incurred by a shareholder will vary based upon the Fund’s actual allocation of its assets among the underlying funds and the actual expenses of the underlying funds. Certain of the underlying funds have agreed to expense limitations that may be in effect for varying periods.

[2]

Total Operating Expenses do not correlate to the ratio of expenses to average net assets of the Fund stated in the Financial Highlights section of this Prospectus, because the Financial Highlights section (i) reflects the operating expenses of the Fund and does not include acquired (underlying) fund fees and expenses; and (ii) reflects the fund of managers structure that was in place prior to April 7, 2008.

[3]

Old Mutual Capital has contractually agreed to limit the operating expenses of the Fund (inclusive of management fees and other expenses; exclusive of interest, taxes, brokerage, dividend and interest expense on short sales, litigation, indemnification, and extraordinary expenses) to an annual rate (as a percentage of the Fund’s average daily net assets) of 1.05%. This expense limitation may be terminated at any time after December 31, 2008, upon 30 days’ written notice of termination to the Board. Old Mutual Capital is entitled to reimbursement from the Fund of any fees waived pursuant to this arrangement if such reimbursement does not cause the operating expenses of the Fund in the year of reimbursement to exceed the expense limitation in effect in the year for which fees are being reimbursed and the reimbursement is made within three years after the expenses were reimbursed or absorbed.

Effective January 1, 2009, the Adviser contractually has agreed to limit the operating expenses of the Fund (excluding interest, taxes, brokerage costs and commissions, dividends on short sales, other expenditures capitalized in accordance with generally accepted accounting principles and extraordinary expenses not incurred in the ordinary course of business) to an annual rate of 2.75% for Initial Class shares through December 31, 2017. The Adviser will consider further reductions to these limits on an annual basis.

Example

This example is intended to help compare the cost of investing in the Fund to the cost of investing in other mutual funds. This example makes four assumptions: 1) $10,000 is invested in the Fund for the time periods shown; 2) all shares are redeemed at the end of those time periods; 3) the investment earns a 5%

11

return each year; and 4) the Fund’s operating expenses reflect net operating expenses for the one year period and total annual operating expenses without expense waivers for years two and three. The example is hypothetical. Actual costs may be higher or lower. In addition, the example does not reflect any additional charges or expenses that may be imposed under the VA Contracts or VLI Policies. If these additional charges or expenses were reflected in the example, the costs would be higher.

Costs
	1 year	3 years	5 years	10 years

12

[On side panel: Ticker symbol: Initial Class - OVMIX

Morningstar category:	Large Blend]

Old Mutual VA Asset Allocation Moderate Growth Portfolio

Investment Objective

Old Mutual VA Asset Allocation Moderate Growth Portfolio (the “Fund”) seeks to provide investors with capital appreciation.

Main Investment Strategy

The Fund is a “fund of funds” which seeks to achieve its investment objective by primarily investing in a diversified portfolio of underlying equity and fixed income funds, although a portion of its assets may be invested in cash, cash equivalents, or in money market funds. These underlying funds, in turn, invest in a variety of U.S. and foreign equity and fixed income securities.

Under normal circumstances, the Fund expects to invest its assets among equity and fixed income funds in the following ranges:

Equity Fund Allocation: 70-90%

Fixed Income Fund Allocation: 10-30%

The Adviser evaluates these allocation ranges at least annually and may change these ranges from time to time without the approval of or notice to shareholders.

Based upon the analysis described in the section of this Prospectus entitled “Asset Allocation Process,” the Fund expects to initially invest its assets in the following underlying funds within the following ranges:

Underlying Fund Name	Percentage of Fund Holdings
Old Mutual Advantage Growth Fund	0-30%
Old Mutual Analytic U.S. Long/Short Fund	0-30%
Old Mutual Barrow Hanley Core Bond Fund	0-40%
Old Mutual Barrow Hanley Value Fund	0-30%
Old Mutual Clay Finlay Emerging Markets Fund	0-30%
Old Mutual Developing Growth Fund	0-30%
Old Mutual Discover Value Fund	0-30%
Old Mutual Dwight High Yield Fund	0-30%
Old Mutual Dwight Intermediate Fixed Income Fund	0-40%
Old Mutual Focused Fund	0-30%
Old Mutual Heitman REIT Fund	0-30%

13

Old Mutual International Bond Fund	0-30%
Old Mutual International Equity Fund	0-30%
Old Mutual Mid-Cap Fund	0-30%
Old Mutual Provident Mid-Cap Growth Fund	0-30%
Old Mutual Small Cap Value Fund	0-30%

The Fund also has the ability to invest its assets in the following underlying funds within the following ranges:

Underlying Fund Name	Percentage of Fund Holdings
Old Mutual Analytic Defensive Equity Fund	0-30%
Old Mutual Analytic Global Defensive Equity Fund	0-30%
Old Mutual Cash Reserves Fund	0-30%
Old Mutual Clay Finlay China Fund	0-30%
Old Mutual Columbus Circle Technology and Communications Fund	0-30%
Old Mutual Copper Rock Emerging Growth Fund	0-30%
Old Mutual Dwight Short Term Fixed Income Fund	0-40%
Old Mutual Growth Fund	0-30%
Old Mutual Large Cap Fund	0-30%
Old Mutual Large Cap Growth Concentrated Fund	0-30%
Old Mutual Large Cap Growth Fund	0-30%
Old Mutual Select Growth Fund	0-30%
Old Mutual Small Cap Fund	0-30%
Old Mutual Strategic Small Company Fund	0-30%
Old Mutual TS&W Mid-Cap Value Fund	0-30%

14

Main Investment Risks

As with all investments, an investment in the Fund may lose money. The main risks of investing in the Fund are:

Fund of Funds Structure. The performance and risks of the Fund will directly correspond to the performance and risks of the underlying funds in which it invests and the securities held by the underlying funds. The more the Fund allocates to equity funds, the greater the expected risk. To the extent that the Fund invests more of its assets in one underlying fund than another, the Fund will have greater exposure to the risks of that underlying fund.

The underlying funds will not necessarily make consistent investment decisions. One underlying fund may buy the same security that another underlying fund is selling. A shareholder would indirectly bear the costs of both trades.

Because the Fund indirectly pays a portion of the expenses incurred by the underlying funds, an investment in the Fund entails more direct and indirect expenses than a direct investment in the underlying funds. As the underlying funds or the Fund’s allocations among the underlying funds change from time to time, or to the extent that the expense ratio of the underlying funds changes, the weighted average operating expenses borne by the Fund may increase or decrease.

The Fund’s ability to achieve its investment objective depends upon Ibbotson’s skill in selecting the best mix of underlying funds. There is the risk that Ibbotson’s evaluations and assumptions regarding the underlying funds may be incorrect in view of actual market conditions.

The Adviser may be subject to potential conflicts of interest in supervising Ibbotson’s selection of underlying funds. The Adviser is the investment adviser to each of the underlying funds and the fees paid to the Adviser by some underlying funds for these services are higher than the fees paid by other underlying funds.

Risks of Investing in Equity Securities. The value of the stocks and other securities owned by the underlying funds will fluctuate depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence. The market also may fail to recognize the intrinsic worth of an investment or the advisers of the underlying funds may misgauge that worth.

The price of individual equity securities do not all move in the same direction uniformly or at the same time; for example, “growth” stocks may perform well under circumstances in which “value” stocks in general have fallen. To the extent that an underlying fund emphasizes investments in securities of a particular type, for example foreign stocks, stocks of small or mid-sized companies, growth or value stocks, or stocks of companies in a particular industry, its share value may fluctuate in response to events affecting the market for that type of security.

Risks of Investing in Fixed Income Securities. The underlying funds’ investments in fixed income securities will be subject to risk associated with changes in interest rates generally and the credit quality of the individual fixed income securities held. The prices of mortgage- and asset-backed securities are sensitive to the rate of principal prepayments on the underlying assets. Debt securities rated below investment-grade (junk bonds) are highly speculative securities that are usually issued by smaller, less creditworthy, and/or highly leveraged (indebted) companies. Compared with investment-grade bonds, junk bonds carry a greater degree of risk and their issuers are less likely to make payments of interest and repay principal.

15

Performance Information

The following information illustrates the risks of investing in the Fund. The Fund’s past performance, both before and after taxes, does not guarantee how it will perform in the future. The Fund’s performance reflects a limitation on the total expenses of the Fund pursuant to an arrangement with the Adviser. The Fund’s returns would have been lower if the expense limitation had not been in effect. All performance figures reflect the reinvestment of dividends and capital gain distributions.

Annual Total Returns as of December 31, 2007 – Initial Class

The bar chart and table, below, illustrate the variability of the Fund’s returns by comparing the Fund’s performance for Initial Class shares with broad measures of market performance. These returns were achieved under the fund of managers structure that was in place prior to April 7, 2008. Total return figures include the effect of the Fund’s recurring expenses, but do not include any fees and expenses that may be imposed under the VA Contracts or VLI Policies. If those charges were reflected, the performance shown would have been lower.

2007
XX

During the periods shown in the chart, the highest return for a quarter was XX% (quarter ending XX) and the lowest return for a quarter was XX% (quarter ending XX).

The table below compares the performance of the Fund’s Initial Class shares, as of December 31, 2007, with broad measures of market performance. These returns were achieved under the fund of managers structure that was in place prior to April 7, 2008. The return information for the indexes does not reflect the impact of taxes, and does not reflect the costs of managing a mutual fund.

Initial Class(1)	1 Year
Old Mutual VA Asset Allocation Conservative Portfolio
Lehman Brothers U.S. Aggregate Index [2]
Standard & Poor’s SuperComposite 1500 Index [3]

[1]	The inception date for Initial Class shares is December 29, 2006.

[2]

The unmanaged Lehman Brothers U.S. Aggregate Index is a widely recognized measure of the aggregate bond market. The index is market value-weighted inclusive of accrued interest. The inception date for the Index is September 30, 2004.

[3]

The unmanaged Standard & Poor’s SuperComposite 1500 (S&P 1500) Index is a broad-based, capitalization-weighted index comprised of 1,500 stocks of large-cap, mid-cap, and small-cap U.S. companies. The inception date for the Index is September 30, 2004.

Fees and Expenses

This table summarizes the shareholder fees and annual operating expenses an investor in the Fund would pay. Shareholder fees are paid directly from the investment. Annual operating expenses are paid out of the Fund’s assets. The shareholder fees and annual operating expenses shown in the table do not reflect any additional charges or expenses that may be imposed under the VA Contracts or VLI Policies.

Fees and Expenses Table

16

Shareholder Fees
(fees paid directly from the investment)
Maximum Sales Charge (Load)	Not Applicable
Maximum Deferred Sales Charge (Load)	Not Applicable
Redemption/Exchange Fee	Not Applicable
Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)
Management Fees	0.90%
Distribution (12b-1) Fees	Not Applicable
Other Expenses	%
Acquired (Underlying) Fund Fees and Expenses[1]
Total Other Expenses
Total Operating Expenses[2]	%
Fee Waivers and/or Expense Reimbursement[3]	%
Net Operating Expenses	%

________________

[1]

The Fund indirectly pays a portion of the expenses incurred by the underlying funds. Acquired (Underlying) Fund Fees and Expenses is an estimated annualized expense ratio of the underlying funds, based upon (i) Ibbotson’s allocation of the Fund’s assets among the underlying funds at fiscal year end; and (ii) the historical expense ratio of the underlying funds based upon their most recent fiscal period, which are stated on a net basis. The actual indirect expenses incurred by a shareholder will vary based upon the Fund’s actual allocation of its assets among the underlying funds and the actual expenses of the underlying funds. Certain of the underlying funds have agreed to expense limitations that may be in effect for varying periods.

[2]

Total Operating Expenses do not correlate to the ratio of expenses to average net assets of the Fund stated in the Financial Highlights section of this Prospectus, because the Financial Highlights section (i) reflects the operating expenses of the Fund and does not include acquired (underlying) fund fees and expenses; and (ii) reflects the fund of managers structure that was in place prior to April 7, 2008.

[3]

Old Mutual Capital has contractually agreed to limit the operating expenses of the Fund (inclusive of management fees and other expenses; exclusive of interest, taxes, brokerage, dividend and interest expense on short sales, litigation, indemnification, and extraordinary expenses) to an annual rate (as a percentage of the Fund’s average daily net assets) of 1.05%. This expense limitation may be terminated at any time after December 31, 2008, upon 30 days’ written notice of termination to the Board. Old Mutual Capital is entitled to reimbursement from the Fund of any fees waived pursuant to this arrangement if such reimbursement does not cause the operating expenses of the Fund in the year of reimbursement to exceed the expense limitation in effect in the year for which fees are being reimbursed and the reimbursement is made within three years after the expenses were reimbursed or absorbed.

Effective January 1, 2009, the Adviser contractually has agreed to limit the operating expenses of the Fund (excluding interest, taxes, brokerage costs and commissions, dividends on short sales, other expenditures capitalized in accordance with generally accepted accounting principles and extraordinary expenses not incurred in the ordinary course of business) to an annual rate of 2.75% for Initial Class shares through December 31, 2017. The Adviser will consider further reductions to these limits on an annual basis.

Example

This example is intended to help compare the cost of investing in the Fund to the cost of investing in other mutual funds. This example makes four assumptions: 1) $10,000 is invested in the Fund for the time periods shown; 2) all shares are redeemed at the end of those time periods; 3) the investment earns a 5% return each year; and 4) the Fund’s operating expenses reflect net operating expenses for the one year period and total annual operating expenses without expense waivers for years two and three. The example

17

is hypothetical. Actual costs may be higher or lower. In addition, the example does not reflect any additional charges or expenses that may be imposed under the VA Contracts or VLI Policies. If these additional charges or expenses were reflected in the example, the costs would be higher.

Costs
	1 year	3 years	5 years	10 years

18

[On side panel:	Morningstar category:	Large Blend]

Old Mutual VA Asset Allocation Growth Portfolio

Investment Objective

Old Mutual VA Asset Allocation Growth Portfolio (the “Fund”) seeks to provide investors with capital appreciation.

Main Investment Strategy

The Fund is a “fund of funds” which seeks to achieve its investment objective by primarily investing in a diversified portfolio of equity and fixed income underlying funds, although a portion of its assets may be invested in cash, cash equivalents, or in money market funds. These underlying funds, in turn, invest in a variety of U.S. and foreign equity and fixed income securities.

Under normal circumstances, the Fund expects to invest its assets among equity and fixed income funds in the following ranges:

Equity Fund Allocation: 85-100%

Fixed Income Fund Allocation: 0-10%

The Adviser evaluates these allocation ranges at least annually and may change these ranges from time to time without the approval of or notice to shareholders.

Based upon the analysis described in the section of this Prospectus entitled “Asset Allocation Process,” the Fund expects to initially invest its assets in the following underlying funds within the following ranges:

Underlying Fund Name	Percentage of Fund Holdings
Old Mutual Advantage Growth Fund	0-30%
Old Mutual Analytic U.S. Long/Short Fund	0-30%
Old Mutual Barrow Hanley Core Bond Fund	0-40%
Old Mutual Barrow Hanley Value Fund	0-30%
Old Mutual Clay Finlay Emerging Markets Fund	0-30%
Old Mutual Developing Growth Fund	0-30%
Old Mutual Discover Value Fund	0-30%
Old Mutual Dwight High Yield Fund	0-30%
Old Mutual Dwight Intermediate Fixed Income Fund	0-40%
Old Mutual Focused Fund	0-30%

19

Old Mutual Heitman REIT Fund	0-30%
Old Mutual International Bond Fund	0-30%
Old Mutual International Equity Fund	0-30%
Old Mutual Mid-Cap Fund	0-30%
Old Mutual Provident Mid-Cap Growth Fund	0-30%
Old Mutual Small Cap Value Fund	0-30%

The Fund also has the ability to invest its assets in the following underlying funds within the following ranges:

Underlying Fund Name	Percentage of Fund Holdings
Old Mutual Analytic Defensive Equity Fund	0-30%
Old Mutual Analytic Global Defensive Equity Fund	0-30%
Old Mutual Cash Reserves Fund	0-30%
Old Mutual Clay Finlay China Fund	0-30%
Old Mutual Columbus Circle Technology and Communications Fund	0-30%
Old Mutual Copper Rock Emerging Growth Fund	0-30%
Old Mutual Dwight Short Term Fixed Income Fund	0-40%
Old Mutual Growth Fund	0-30%
Old Mutual Large Cap Fund	0-30%
Old Mutual Large Cap Growth Concentrated Fund	0-30%
Old Mutual Large Cap Growth Fund	0-30%
Old Mutual Select Growth Fund	0-30%
Old Mutual Small Cap Fund	0-30%
Old Mutual Strategic Small Company Fund	0-30%

20

Old Mutual TS&W Mid-Cap Value Fund	0-30%

Main Investment Risks

As with all investments, an investment in the Fund may lose money. The main risks of investing in the Fund are:

Fund of Funds Structure. The performance and risks of the Fund will directly correspond to the performance and risks of the underlying funds in which it invests. The more the Fund allocates to equity funds, the greater the expected risk. To the extent that the Fund invests more of its assets in one underlying fund than another, the Fund will have greater exposure to the risks of that underlying fund.

The underlying funds will not necessarily make consistent investment decisions. One underlying fund may buy the same security that another underlying fund is selling. A shareholder would indirectly bear the costs of both trades.

Because the Fund indirectly pays a portion of the expenses incurred by the underlying funds, an investment in the Fund entails more direct and indirect expenses than a direct investment in the underlying funds. As the underlying funds or the Fund’s allocations among the underlying funds change from time to time, or to the extent that the expense ratio of the underlying funds changes, the weighted average operating expenses borne by the Fund may increase or decrease.

The Fund’s ability to achieve its investment objective depends upon Ibbotson’s skill in selecting the best mix of underlying funds. There is the risk that Ibbotson’s evaluations and assumptions regarding the underlying funds may be incorrect in view of actual market conditions.

The Adviser may be subject to potential conflicts of interest in supervising Ibbotson’s selection of underlying funds. The Adviser is the investment adviser to each of the underlying funds and the fees paid to the Adviser by some underlying funds for these services are higher than the fees paid by other underlying funds.

Risks of Investing in Equity Securities. The value of the stocks and other securities owned by the underlying funds will fluctuate depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence. The market also may fail to recognize the intrinsic worth of an investment or the advisers of the underlying funds may misgauge that worth.

The price of individual equity securities do not all move in the same direction uniformly or at the same time; for example, “growth” stocks may perform well under circumstances in which “value” stocks in general have fallen. To the extent that an underlying fund emphasizes investments in securities of a particular type, for example foreign stocks, stocks of small or mid-sized companies, growth or value stocks, or stocks of companies in a particular industry, its share value may fluctuate in response to events affecting the market for that type of security.

Risks of Investing in Fixed Income Securities. The underlying funds’ investments in fixed income securities will be subject to risk associated with changes in interest rates generally and the credit quality of the individual fixed income securities held. The prices of mortgage- and asset-backed securities are sensitive to the rate of principal prepayments on the underlying assets. Debt securities rated below investment-grade (junk bonds) are highly speculative securities that are usually issued by smaller, less creditworthy, and/or highly leveraged (indebted) companies. Compared with investment-grade bonds, junk bonds carry a greater degree of risk and their issuers are less likely to make payments of interest and repay principal.

21

Performance Information

The following information illustrates the risks of investing in the Fund. The Fund’s past performance, both before and after taxes, does not guarantee how it will perform in the future. The Fund’s performance reflects a limitation on the total expenses of the Fund pursuant to an arrangement with the Adviser. The Fund’s returns would have been lower if the expense limitation had not been in effect. All performance figures reflect the reinvestment of dividends and capital gain distributions.

Annual Total Returns as of December 31, 2007 – Initial Class

The bar chart and table, below, illustrate the variability of the Fund’s returns by comparing the Fund’s performance for Initial Class shares with broad measures of market performance. These returns were achieved under the fund of managers structure that was in place prior to April 7, 2008. Total return figures include the effect of the Fund’s recurring expenses, but do not include any fees and expenses that may be imposed under the VA Contracts or VLI Policies. If those charges were reflected, the performance shown would have been lower.

2007
XX

During the periods shown in the chart, the highest return for a quarter was XX% (quarter ending XX) and the lowest return for a quarter was XX% (quarter ending XX).

The table below compares the performance of the Fund’s Initial Class shares, as of December 31, 2007, with broad measures of market performance. These returns were achieved under the fund of managers structure that was in place prior to April 7, 2008. The return information for the indexes does not reflect the impact of taxes, and does not reflect the costs of managing a mutual fund.

Initial Class(1)	1 Year
Old Mutual VA Asset Allocation Conservative Portfolio
Lehman Brothers U.S. Aggregate Index [2]
Standard & Poor’s SuperComposite 1500 Index [3]

[1]	The inception date for Initial Class shares is December 29, 2006.

[2]

The unmanaged Lehman Brothers U.S. Aggregate Index is a widely recognized measure of the aggregate bond market. The index is market value-weighted inclusive of accrued interest. The inception date for the Index is September 30, 2004.

[3]

The unmanaged Standard & Poor’s SuperComposite 1500 (S&P 1500) Index is a broad-based, capitalization-weighted index comprised of 1,500 stocks of large-cap, mid-cap, and small-cap U.S. companies. The inception date for the Index is September 30, 2004.

Fees and Expenses

This table summarizes the shareholder fees and annual operating expenses an investor in the Fund would pay. Shareholder fees are paid directly from the investment. Annual operating expenses are paid out of the Fund’s assets. The shareholder fees and annual operating expenses shown in the table do not reflect any additional charges or expenses that may be imposed under the VA Contracts or VLI Policies.

Fees and Expenses Table

22

Shareholder Fees
(fees paid directly from the investment)
Maximum Sales Charge (Load)	Not Applicable
Maximum Deferred Sales Charge (Load)	Not Applicable
Redemption/Exchange Fee	Not Applicable
Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)
Management Fees	0.95%
Distribution (12b-1) Fees	Not Applicable
Other Expenses	%
Acquired (Underlying) Fund Fees and Expenses[1]
Total Other Expenses
Total Operating Expenses[2]	%
Fee Waivers and/or Expense Reimbursement[3]	%
Net Operating Expenses	%

________________

[1]

The Fund indirectly pays a portion of the expenses incurred by the underlying funds. Acquired (Underlying) Fund Fees and Expenses is an estimated annualized expense ratio of the underlying funds, based upon (i) Ibbotson’s allocation of the Fund’s assets among the underlying funds at fiscal year end; and (ii) the historical expense ratio of the underlying funds based upon their most recent fiscal period, which are stated on a net basis. The actual indirect expenses incurred by a shareholder will vary based upon the Fund’s actual allocation of its assets among the underlying funds and the actual expenses of the underlying funds. Certain of the underlying funds have agreed to expense limitations that may be in effect for varying periods.

[2]

Total Operating Expenses do not correlate to the ratio of expenses to average net assets of the Fund stated in the Financial Highlights section of this Prospectus, because the Financial Highlights section (i) reflects the operating expenses of the Fund and does not include acquired (underlying) fund fees and expenses; and (ii) reflects the fund of managers structure that was in place prior to April 7, 2008.

[3]

Old Mutual Capital has contractually agreed to limit the operating expenses of the Fund (inclusive of management fees and other expenses; exclusive of interest, taxes, brokerage, dividend and interest expense on short sales, litigation, indemnification, and extraordinary expenses) to an annual rate (as a percentage of the Fund’s average daily net assets) of 1.10%. This expense limitation may be terminated at any time after December 31, 2008, upon 30 days’ written notice of termination to the Board. Old Mutual Capital is entitled to reimbursement from the Fund of any fees waived pursuant to this arrangement if such reimbursement does not cause the operating expenses of the Fund in the year of reimbursement to exceed the expense limitation in effect in the year for which fees are being reimbursed and the reimbursement is made within three years after the expenses were reimbursed or absorbed.

Effective January 1, 2009, the Adviser contractually has agreed to limit the operating expenses of the Fund (excluding interest, taxes, brokerage costs and commissions, dividends on short sales, other expenditures capitalized in accordance with generally accepted accounting principles and extraordinary expenses not incurred in the ordinary course of business) to an annual rate of 2.75% for Initial Class shares through December 31, 2017. The Adviser will consider further reductions to these limits on an annual basis.

Example

This example is intended to help compare the cost of investing in the Fund to the cost of investing in other mutual funds. This example makes four assumptions: 1) $10,000 is invested in the Fund for the time periods shown; 2) all shares are redeemed at the end of those time periods; 3) the investment earns a 5% return each year; and 4) the Fund’s operating expenses reflect net operating expenses for the one year period and total annual operating expenses without expense waivers for years two and three. The example

23

is hypothetical. Aactual costs may be higher or lower. In addition, the example does not reflect any additional charges or expenses that may be imposed under the VA Contracts or VLI Policies. If these additional charges or expenses were reflected in the example, the costs would be higher.

Costs
	1 year	3 years

ASSET ALLOCATION PROCESS

Each Fund’s assets are allocated among equity and fixed income funds by investing in a distinctly weighted combination of underlying funds. These underlying funds, in turn, invest in a variety of U.S. and foreign equity and fixed income securities. The intended benefit of asset allocation is diversification, which reduces volatility over the long-term.

The Adviser has engaged Ibbotson to act as sub-adviser to each Fund and allocate, subject to the Adviser’s supervision, each Fund’s assets among the underlying funds. The first step in Ibbotson’s allocation process is to seek to develop an optimal model allocation among underlying funds using an analysis that looks at forecasted returns, standard deviations in historical returns, and the correlation of the performance of different market sectors. The goal of this process is to identify a combination of investments in different market sectors that is expected to maximize return for a given level of risk or minimize risk for a given level of return. Ibbotson then invests the assets allocated to a particular market sector among underlying funds that invest in that sector.

The Adviser and Ibbotson agree from time to time upon the universe of mutual funds that Ibbotson may consider when making allocation decisions. Ibbotson’s analysis in selecting and weighting the underlying funds from that universe includes historical returns-based style interviews, relative and absolute performance, including correlations with other underlying funds as well as corresponding benchmarks, and historical volatility (the variability of returns from one period to the next). Ibbotson seeks a combination of underlying funds that it believes will optimize returns, given each Fund’s risk profile. When considering equity funds, Ibbotson focuses on the underlying funds’ foreign and domestic exposure, market capitalization ranges, use of derivative strategies, and investment style (growth vs. value). When considering fixed income funds, Ibbotson’s primary focus is the overall level of risk in the type of fixed income securities in which the underlying funds invest and on maximizing current income and long-term capital growth.

Periodically, Ibbotson will re-evaluate each Fund’s target asset allocation and may recommend the rebalancing of a Fund’s assets among asset classes and underlying funds to reflect changes in the target allocations or to reallocate the Fund’s holdings to match the target allocation. Each Fund may change its target allocation to each asset class or the underlying funds in each asset class (including adding or deleting underlying funds), without prior approval from or notice to shareholders.

Decisions to sell shares of the underlying funds are made for cash flow purposes, such as redemptions or expenses, as a result of periodic rebalancing of a Fund’s portfolio holdings, or as an adjustment to an underlying fund’s target allocation based on Ibbotson’s view of the Fund’s characteristics and other allocation criteria.

24

MORE ABOUT THE UNDERLYING FUNDS

The following is intended to summarize the investment objectives and primary strategies of the underlying funds in which the Funds currently intend to invest. These summaries do not reflect all of the investment policies and strategies that are disclosed in each underlying fund’s prospectus, and are not an offer of the underlying funds’ shares. The underlying funds in which the Funds intend to invest may change from time to time and the Funds may invest in underlying funds in addition to those described below at the discretion of the Adviser without prior notice to or approval of shareholders. The prospectus and statement of additional information for each underlying fund is available on our website at oldmutualfunds.com.

Each underlying fund normally will be invested according to its investment strategy. However, an underlying fund also may have the ability to invest without limitation in money market instruments or other investments for temporary, defensive purposes.

The Funds invest in Institutional Class shares of the underlying funds.

Equity Funds

Old Mutual Advantage Growth Fund – The investment objective of the fund is to seek to provide investors with long-term capital growth. To pursue its objective, the fund normally invests at least 65% of its net assets in equity securities of medium and large-cap companies with favorable growth prospects, as evidenced by such factors as superior revenue growth, high quality of earnings, global distribution, and strong competitive advantages.

Old Mutual Analytic U.S. Long/Short Fund – The investment objective of the fund is to seek above-average total returns. To pursue its objective, the fund normally invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of companies whose securities are traded in U.S. markets. While the fund may invest in companies of any size, it generally invests in large and mid-cap companies. The Fund may also invest in long and short positions of publicly traded equity securities. The fund’s long and short positions may include equity securities of foreign issuers that are traded in U.S. markets. The fund generally takes long equity positions equal to approximately 120% of the fund’s equity assets excluding cash, and short equity positions equal to approximately 20% of the fund’s equity assets at the time of investment. The fund’s long equity exposure ordinarily ranges from 110% to 125% of the fund’s net assets and its short equity exposure ordinarily ranges from 10% to 33% of the fund’s net assets. The cash received from short sales may be used to invest in long equity positions.

Old Mutual Barrow Hanley Value Fund – The investment objective of the fund is to seek long-term capital growth. The fund is a non-diversified fund. To pursue its objective, the fund normally invests in equity securities of large and mid-cap companies with value characteristics. Undervalued stocks are generally those stocks that are out of favor with investors and, in the opinion of the fund’s sub-adviser, are trading at prices that are below average at the time of purchase in relation to such measures as earnings and book value. These stocks often have above average dividend yields.

Old Mutual Clay Finlay Emerging Markets Fund – The investment objective of the fund is to seek long-term capital appreciation. Under normal market conditions, the fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in securities issued by companies in emerging market countries. The fund normally emphasizes equity securities in its portfolio. Equity securities in which the fund may invest include common stocks, preferred stocks, securities convertible into common stocks, depository receipts, rights, and warrants. The fund normally invests in at least 6 emerging market countries, and will not invest more than 35% of assets in securities of issuers in any one emerging country. The fund may also invest up to 20% of assets in debt securities of corporate and government emerging country issuers and in equity and debt securities of corporate issuers and debt securities of corporate and government issuers in developing countries.

25

Old Mutual Developing Growth Fund – The investment objective of the fund is to seek long-term capital growth. To pursue this objective, the fund normally invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of small-cap companies with growth characteristics at the time of purchase.

Old Mutual Discover Value Fund – The investment objective of the fund is to seek to provide investors with long-term capital growth. To pursue its objective, the fund normally invests at least 65% of its assets in equity securities of small cap companies with value characteristics. The fund may also invest in larger companies if they represent better prospects for capital appreciation. Although the fund normally invests in equity securities of U.S. companies, it may invest up to 20% of its total assets in foreign securities.

Old Mutual Focused Fund – The investment objective of the fund is to seek above-average total returns over a 3 to 5 year market cycle. The fund is a non-diversified fund. To pursue its objective, the fund normally invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of small, medium and large-cap companies. While the fund may invest in companies of any market capitalization, the fund generally invests in large-cap companies that the fund’s sub-adviser, believes have sustainable long-term growth prospects but are currently trading at modest relative valuations.

Old Mutual Heitman REIT Fund – The investment objective of the fund is to seek to provide investors with a high total return consistent with reasonable risk. To pursue its objective, the fund normally invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of companies principally engaged in the real estate industry, including real estate investment trusts (“REITs”). The fund’s sub-adviser considers a company to be principally engaged in the real estate industry if it derives at least 50% of its revenues from the ownership, construction, management, financing or sale of commercial, industrial or residential real estate or has at least 50% of its assets in such real estate.

Old Mutual International Equity Fund – The investment objective of the fund is to seek long-term capital appreciation. To pursue its objective, the fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of non-U.S. issuers. The fund allocates its assets to securities of issuers located in at least 3 non-U.S. countries and may invest in both developed and emerging markets. Generally, the fund limits its investments in any country to 25% or less of its total assets. However, the fund may invest more than 25% of its assets in issuers organized in Japan or the United Kingdom or in securities quoted or denominated in the Japanese yen, the British pound, or the euro.

Old Mutual Mid-Cap Fund – The investment objective of the fund is to seek above-average total return over a 3 to 5 year market cycle, consistent with reasonable risk. To pursue its objective, the fund normally invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of mid-cap companies. For purposes of this fund, mid-cap companies are those companies with market capitalizations similar to the companies in the S&P MidCap 400 Index.

Old Mutual Provident Mid-Cap Growth Fund – The investment objective of the fund is to seek to provide investors long-term capital appreciation. To pursue its objective, the fund normally invests at least 80% of its net assets (plus any borrowing for investment purposes) in equity securities of mid-cap companies with favorable growth prospects. For purposes of the fund, mid-cap companies are those companies with market capitalizations within the range of companies in the Russell Mid-Cap Growth Index.

Old Mutual Small Cap Value Fund – The investment objective of the fund is to seek long-term capital growth. To pursue its objective, the fund normally invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of small-cap companies with value characteristics. For purposes of this fund, small cap companies are those companies with market capitalizations similar to the companies in the Russell 2000® Value Index.

26

Fixed Income Funds

Old Mutual Barrow Hanley Core Bond Fund – The investment objective of the fund is to seek to maximize total return. To pursue its objective, the fund normally invests at least 80% of its net assets in fixed income securities of varying maturities. Fixed income securities may include: U.S. government securities including Treasury and agency securities, corporate obligations, inflation-indexed securities, commercial and residential mortgage-backed securities, collateralized mortgage obligations and asset-backed securities. The fund may invest up to 25% of its total assets in U.S. dollar denominated foreign debt obligations. The fund may also invest up to 20% of its total assets in non-investment grade securities. The fund has no limitations on the range of maturities of the fixed income securities in which it can invest and will maintain an average portfolio duration that ranges from 80% to 120% of the average duration of the Lehman Brothers U.S. Aggregate Index. The sub-adviser will attempt to maintain an overall weighted average portfolio credit quality at a rating of “AA” (or equivalent) or higher from any nationally recognized statistical rating organization.

Old Mutual Dwight High Yield Fund – The investment objective of the fund is to seek to provide investors with a high level of current income. To pursue its objective, the fund normally invests at least 80% of its net assets (plus any borrowings for investment purposes) in high-yield, below investment-grade securities including high-yield corporate bonds and loans, municipal bonds, mortgage-backed and asset-backed securities, income-producing convertible securities, and preferred stocks. The fund may invest up to 30% of its assets in foreign securities. The fund may also invest in derivative instruments such as options, futures contracts, credit default swaps, and swaps and options on indices and may engage in certain investment techniques which create market exposure, such as dollar rolls. Dwight seeks to maintain a minimum average credit quality for the fund’s investments at a rating of “B” (or equivalent) or higher from any NRSRO. The fund’s investment duration typically ranges from 75% to 125% of the average duration of the Lehman Brothers U.S. Corporate High Yield Index.

Old Mutual Dwight Intermediate Fixed Income Fund – The investment objective of the fund is to seek a high level of current income consistent with relative stability of principal. To pursue its objective, the fund normally invests at least 80% of its net assets (plus any borrowings for investment purposes) in a diversified portfolio of fixed income securities of varying maturities. The fund generally invests in investment grade fixed income securities but may invest up to 15% of its assets in high yield securities. The fund may also invest in derivative instruments such as options, futures contracts, and options on indices and may engage in certain investment techniques which create market exposure, such as dollar rolls. The fund’s investment duration typically ranges from 75% to 125% of the average duration of the Lehman Brothers Intermediate Aggregate Bond Index. The fund’s dollar weighted average maturity will typically be between 3 and 10 years.

Old Mutual International Bond Fund – The investment objective of the fund is to seek high total return and, when consistent with total return, income. To pursue its objective, the fund normally invests in fixed income securities of foreign government and corporate issuers. Those fixed income securities, referred to as “bonds,” generally include long-term and short term government bonds, participation interests in loans, corporate debt obligations, “structured” notes, and other debt obligations. The Fund normally invests at least 80% of its net assets, plus borrowings for investment purposes, in “bonds” and invests in at least three countries other than the United States.

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MORE ABOUT INVESTMENT RISK

The principal investment strategies and main risks of the Funds have been described in the Fund Summaries section of this Prospectus. This section of the Prospectus discusses the risks of investing in the Funds in greater detail.

Equity Securities. Equity securities include common and preferred stocks, convertible securities, warrants, and rights. Equity security prices fluctuate over time. Equity security prices may fall as a result of factors that relate to a company, such as management decisions or lower demand for a company’s products or services. Equity security prices may fall because of factors affecting companies in a number of industries, such as increased production costs. Equity security prices may also fall because of changes in other financial markets, such as interest rate or currency exchange rate changes.

Growth Securities. Growth securities are equity securities that have or are expected to have strong sales and earnings growth and capital appreciation potential and that will grow faster than the economy as a whole. Growth securities may be more sensitive to changes in business momentum and earnings than other securities because they typically trade at higher earnings multiples.

Value Securities. Value securities are equity securities that are or are believed to be currently underpriced. Value companies may have experienced adverse business developments or may be subject to special risks that have caused their securities to be out of favor.

Foreign Securities. Foreign securities refer to securities of issuers, wherever organized, that have their principal business activities outside of the U.S. and are not traded in the U.S. Investments in foreign securities involve different risks than U.S. investments, including fluctuations in currency exchange rates, potentially unstable political and economic structures, limitations on the use or transfer of fund assets, reduced availability of public information, and lack of uniform financial reporting and regulatory practices similar to those that apply to U.S. issuers.

Foreign securities include American Depository Receipts and American Depository Shares (collectively, “ADRs”), European Depositary Receipts (“EDRs”), Global Depositary Receipts (“GDRs”), exchange traded funds, and other similar global instruments. ADRs are certificates issued by a U.S. bank that represent a bank’s holdings of a stated number of shares of a foreign corporation. An ADR is bought and sold in the same manner as a U.S. equity security and is priced in U.S. dollars. EDRs and GDRs are receipts that represent a stated number of shares of a foreign corporation, only they are issued by a non-U.S. bank or a foreign branch of a U.S. bank. EDRs and GDRs are generally designed for use on foreign exchanges and are typically not priced in U.S. dollars. Although ADRs, EDRs, and GDRs are alternatives to directly purchasing the underlying foreign securities in their national markets and currencies, they are also subject to many of the risks associated with investing directly in foreign securities.

Small- and Medium-Sized Company Securities. Small- and medium-sized company securities involve greater risk and price volatility than larger, more established companies because they tend to have more limited product lines, markets and financial resources, such as access to capital, and may be dependent on a smaller and more inexperienced management group. In addition, small- and medium-sized company securities may trade much less frequently than securities of larger companies, making the prices of these securities subject to greater volatility.

Small- and medium-sized company securities may appreciate faster than those of larger, more established companies for many reasons. For example, small- and medium-sized companies tend to have younger product lines whose distribution and revenues are still maturing.

Technology and Communications Company Securities. Technology and communications company securities are securities of companies that rely extensively on technology or communications in their product development or operations or are expected to benefit from technological advances and improvements. These securities are strongly affected by worldwide scientific and technological developments and

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governmental laws, regulations and policies, and, therefore, are generally more volatile than companies not dependent upon or associated with technology or communications issues.

Technology or communications company securities offer investors significant growth potential because they may be responsible for breakthrough products or technologies or may be positioned to take advantage of cutting-edge, technology-related developments.

REITs. A real estate investment trust (“REIT”) is a separately managed trust that makes investments in various real estate businesses. An equity REIT may own real estate and pass the income it receives from rents from the properties, or the capital gain it receives from selling a building, to its shareholders. A mortgage REIT specializes in lending money to building developers and passes the interest income it receives from the mortgages to shareholders. A hybrid REIT combines the characteristics of equity and mortgage REITs.

The real estate industry is particularly sensitive to: (i) economic factors, such as interest rate changes or recessions; (ii) over-building in one particular area, changes in zoning laws, or changes in neighborhood values; (iii) increases in property taxes; (iv) casualty and condemnation losses; and (v) regulatory limitations on rents.

REITs may expose a fund to similar risks associated with direct investment in real estate. REITs are more dependent upon specialized management skills, have limited diversification and are, therefore, generally dependent on their ability to generate cash flow to make distributions to shareholders.

Money Market Instruments. Money market instruments include high quality, short-term, U.S. and foreign debt instruments denominated in U.S. dollars, including bank obligations (such as CDs, time deposits, bankers’ acceptances, and banknotes), commercial paper, corporate obligations (including asset-backed securities), government obligations (such as U.S. Treasury, agency, or foreign government securities), short-term obligations issued by state and local governments, and repurchase agreements. Money market instrument prices fluctuate over time. Money market instrument prices may fall as a result of factors that relate to the issuer, such as a credit rating downgrade. Money market instrument prices may fall because of changes in the financial markets, such as interest rate changes.

Money market instruments have greater short-term liquidity, capital preservation, and income potential than longer-term investments such as stocks or long-term debt.

Old Mutual VA Asset Allocation Balanced Portfolio, Old Mutual VA Asset Allocation Conservative Portfolio, Old Mutual VA Asset Allocation Growth Portfolio, and Old Mutual VA Asset Allocation Moderate Growth Portfolio generally limit their investments in money market instruments to no more than 25%, 30%, 15%, and 20% of their total assets, respectively. However, Old Mutual VA Asset Allocation Growth Portfolio generally invests in money market instruments only for temporary defensive or cash management purposes.

Over the Counter (“OTC”) Securities. OTC securities are securities that are not listed and traded on an organized exchange, but are bought and sold through a computer network or over the telephone. OTC securities may not trade as often as securities listed on an exchange. So, if a fund were to sell an OTC security, it might have to offer the security at a discount or sell it in smaller share lots over an extended period of time.

OTC securities may appreciate faster than exchange-traded securities because they are typically securities of younger, growing companies.

Derivatives. A derivative is a security or instrument whose value is determined by reference to the value or the change in value of one or more securities, indices, currencies, or other financial instruments. Derivatives include futures, options, options on futures, OTC options, forward foreign currency contracts, and swaps.

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Because of the low margin deposits required, derivatives often involve an extremely high degree of leverage. As a result, a relatively small price movement in a derivative may result in immediate and substantial loss, or gain, to the investor. Successful use of a derivative depends on the degree to which prices of the underlying assets correlate with price movements in the derivatives a fund buys or sells. A fund could be negatively affected if the change in market value of its securities fails to correlate perfectly with the values of the derivatives it purchased or sold. Thus, the use of derivatives may result in losses in excess of the amount invested.

Derivatives may be used for a variety of purposes, including: (i) to reduce transaction costs; (ii) to manage cash flows; (iii) to maintain full market exposure, which means to adjust the characteristics of a fund’s investments to more closely approximate those of its benchmark; (iv) to seek to enhance returns, which may be considered speculative; and (v) to protect a fund’s investments against declines in value (a practice called “hedging”).

Funds are subject to the federal securities laws, including the Investment Company Act of 1940, as amended (the “1940 Act”), and related rules, as interpreted by various SEC staff positions. Generally, with respect to certain kinds of derivatives, a fund must "set aside" (referred to sometimes as "asset segregation") liquid assets, while a derivatives contract is open. With respect to forwards and futures contracts that are not contractually required to “cash-settle,” a fund covers its open positions by setting aside liquid assets equal to a contract’s full, notional value. With respect to forwards, futures, and index options that are contractually required to "cash-settle," however, a fund generally will set aside liquid assets in an amount equal to a fund’s daily marked-to-market (net) obligations, if any (i.e., a fund’s daily net liability, if any), rather than the notional value. By setting aside assets equal to only its net obligations under cash-settled forward, futures, and index options contracts, a fund will have the ability to employ leverage to a greater extent than if a fund were required to segregate assets equal to the full notional value of such contracts. The use of leverage involves certain risks.

Short Sales. A security is sold short when a fund sells a security it does not own. To sell a security short, a fund must borrow the security from someone else to deliver it to the buyer. A fund then replaces the borrowed security by purchasing it at the market price at or before the time of replacement. Until it replaces the security, a fund repays the person that lent it the security for any interest or dividends that may have accrued during the period of the loan. Because a fund’s loss on a short sale arises from increases in the value of the security sold short, such loss is theoretically unlimited.

A fund can lose money if the price of the security it sold short increases between the date of the short sale and the date on which the fund replaces the borrowed security. Likewise, a fund can profit if the price of the security declines between those dates.

To borrow the security, a fund also may be required to pay a premium, which would increase the cost of the security sold. A fund will incur transaction costs in effecting short sales. A fund’s gains and losses will be decreased or increased, as the case may be, by the amount of the premium, dividends, interest, or expenses a fund may be required to pay in connection with a short sale.

Non-Diversification. Certain of the underlying funds are considered non-diversified and can invest a greater portion of their assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single issuer could cause greater fluctuations in the value of underlying fund shares than would occur in an underlying diversified fund.

Fixed Income Securities. Fixed income securities include U.S. government securities, government agency securities, corporate bonds, mortgage-backed and asset-backed securities, lower-rated bonds, foreign bonds, money market instruments, and certain other types of debt or hybrid instruments. Fixed income security prices fluctuate over time. The price of a fixed income security may fall as a result of adverse events involving the issuer of the security, changes in interest rates, or other adverse economic or political events.

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A fund’s investment in fixed income securities is subject to interest rate risk and credit risk, including changes in debt ratings.

Interest Rate Risk. A change in interest rates will affect the value of a fund’s fixed income investments. Debt securities tend to move inversely with changes in interest rates. For example, when interest rates rise, debt security prices generally fall.

Credit Risk. The value of the debt securities held by a fund also fluctuates with the credit quality of the issuers of those securities. A fund could lose money if the issuer of a security is unable to meet its financial obligations or goes bankrupt. Failure of an issuer to make timely payments of principal and interest or a decline or perception of decline in the credit quality of a debt security can cause the price of the debt security to fall, potentially lowering a fund’s share price.

Changes in Debt Ratings. If a rating agency assigns a debt security a lower rating, the value of the security will decline because investors will demand a higher rate of return to compensate for the additional perceived risk.

U.S. Government Securities. U.S. government securities include U.S. Treasury bills, notes, and bonds of varying maturities that are backed by the full faith and credit of the U.S. government. U.S. government securities generally offer lower yields than other fixed income securities. Holding U.S. government securities lowers the risk profile of an investment portfolio as the timely payment of principal and interest on such securities is guaranteed by the U.S. government.

U.S. Government Agency Securities. U.S. government agency securities are debt securities issued or guaranteed as to principal and interest by U.S. government agencies, U.S. government sponsored enterprises, and U.S. government instrumentalities that are not direct obligations of the U.S. government. Certain U.S. government agency securities are also not backed by the full faith and credit of the U.S. government. U.S. government agency securities represent a higher risk of default than U.S. government securities.

Mortgage-Backed Securities. Mortgage-backed securities are securities that represent pools of mortgages (including collateralized mortgage obligations (CMOs)), where investors receive principal and interest payments from the repayment of underlying mortgage loans. Some mortgage-backed securities are issued and guaranteed against default by the U.S. government or its agencies or instrumentalities, such as the Government National Mortgage Association, Federal National Mortgage Association, and Federal Home Loan Mortgage Corporation.

Mortgage-backed securities may be adversely affected by changes in interest rates and the creditworthiness of the issuer and underlying mortgage holders. Also, the mortgages underlying mortgage-backed securities may be subject to unscheduled or early payments, which may shorten the maturities of these securities and may lower their returns.

Mortgage-backed securities may offer higher yields and the potential for higher returns than certain other fixed income securities.

Stripped Mortgage-Backed Securities. Stripped mortgage-backed securities are derivative multiple-class mortgage-backed securities. Stripped mortgage-backed securities usually have two classes that receive different proportions of interest and principal distributions on a pool of mortgage assets. One class might receive all of the interest distributions - interest-only strips (IOs) and the other all the principal distributions - principal only strips (POs).

The cash flows and yields on stripped mortgage-backed securities are extremely sensitive to interest rates and the rate of principal payments (including prepayments) on the underlying mortgage loans or mortgage-backed securities. A rapid rate of principal payments may adversely affect the yield to maturity of IOs. Slower than anticipated prepayments of principal may adversely affect the yield to maturity of POs.

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The yields and market risk of IO and PO stripped mortgage-backed securities may be more volatile than those of other fixed income securities. The market for stripped mortgage-backed securities may be limited, making it difficult for a fund to value or to sell its holdings at an acceptable price. Stripped mortgage-backed securities may offer higher yields than other, more stable, fixed income securities, such as traditional mortgage-backed securities. Certain stripped mortgage-backed securities may be deemed to be illiquid.

Asset-Backed Securities. Asset-backed securities are interests in a stream of payments from specific assets, such as automobile or credit card receivables. These securities are generally pass-through securities, which means that principal and interest payments on the underlying securities (less servicing fees) are passed through to shareholders on a pro rata basis.

Asset-backed securities may be adversely affected by changes in interest rates. Also, the nature of the underlying collateral may make it more difficult for issuers of asset-backed securities to recover or repossess such collateral upon a default.

Corporate Bonds. Corporate bonds are debt securities of companies that are rated at or above investment grade by one or more nationally recognized rating organizations. Issuers of corporate bonds may default on their obligations to repay principal and interest. Also, changes in interest rates may adversely affect the market value of corporate bonds.

Lower-Rated (Junk) Bonds. Lower-rated bonds are debt securities of companies that are rated below investment grade (BB/Ba or lower). Lower-rated bonds have a higher risk of default, tend to be less liquid, and may be difficult to value. Lower-rated bonds offer higher yields and higher potential gains than investment-grade (BBB/Baa or higher) bonds.

Foreign Bonds. Foreign bonds are debt securities of foreign governments and foreign companies. In addition to the risks present for domestic bonds, foreign bonds are subject to the additional risks of potential adverse political developments or political instability; differences in accounting, auditing, and financial reporting standards; a lack of adequate information from bond issuers due to less stringent government regulation; and adverse changes in foreign exchange rates.

Zero Coupon and Pay-In-Kind Securities. A zero coupon security pays no interest to its holders until it matures and is sold at a discount to its face value. Pay-in-kind securities are securities that generally pay interest through the issuance of additional securities. The market prices of these securities generally are more volatile and are likely to respond to a greater degree to changes in interest rates than the market prices of securities that pay interest periodically or in cash.

Securities That Are Not Readily Marketable. A security is not readily marketable, or “illiquid,” if the Fund cannot sell it within 7 days in the ordinary course of business for approximately the amount at which it is valued on the books of a fund. For example, some securities are not registered under U.S. securities laws and cannot be sold to the public because of SEC regulations (these are known as “restricted securities”). Investments in illiquid securities, which may include restricted securities, involve higher risks because a fund may be unable to sell an illiquid security or sell at a reasonable price. In addition, in order to sell a restricted security, a fund may have to bear the expenses associated with registering the shares with the SEC and incur delays in selling the security.

Temporary Defensive Investments. In times of unstable or adverse market or economic conditions, a fund may hold a significant portion of its assets in temporary defensive instruments that may be inconsistent with their principal investment strategies in an effort to enhance liquidity or preserve capital. Temporary defensive investments generally include cash, cash equivalents such as commercial paper, money market instruments, short-term debt securities, U.S. government securities, or repurchase agreement transactions. They could also hold these types of securities pending the investment of proceeds from the sale of fund shares or portfolio securities or to meet anticipated redemptions of fund shares. Investments in temporary defensive investments may be made for undetermined periods of time, depending on market or economic conditions. To the extent a fund invests defensively, it might not achieve its investment objective.

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Portfolio Turnover. A change in the securities held by a fund is known as “portfolio turnover.” It is not anticipated that any of the Funds will have a portfolio turnover rate of over 100%. An underlying fund may engage in active and frequent trading to try to achieve its investment objective, however, and may have a portfolio turnover rate of over 100%. Higher portfolio rates increase the brokerage costs for the fund conducting the trading and may adversely affect its performance. However, most of the Funds’ portfolio transactions will be trades in the shares of the underlying funds, which do not involve brokerage commissions.

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MANAGEMENT

The Adviser

Old Mutual Capital, Inc., located at 4643 South Ulster Street, Suite 600, Denver, Colorado 80237, is the investment adviser to the Funds. The Adviser was organized in 2004 and is a wholly-owned subsidiary of Old Mutual (US) Holdings Inc. ("OMUSH"), which is a wholly-owned subsidiary of OM Group (UK) Limited, which, in turn, is a wholly-owned subsidiary of Old Mutual plc, a London-exchange-listed international financial services firm.

The Adviser oversees the operations of the Funds and supervises Ibbotson, the Funds’ sub-adviser. The Board supervises the Adviser and Ibbotson and establishes policies that the Adviser and Ibbotson must follow in their day-to-day investment management activities.

The Sub-Adviser

Ibbotson Associates Advisors, LLC (“Ibbotson”), a Delaware limited liability company located at 225 North Michigan Avenue, Chicago, Illinois 60601, is a wholly-owned subsidiary of Ibbotson Associates, Inc., which is a wholly-owned subsidiary of Morningstar, Inc. Ibbotson is the sub-adviser to each Fund and allocates, subject to the Adviser’s supervision, each Fund’s assets among the underlying funds.

Advisory Fees

The table below shows the aggregate fee paid to the Adviser for the fiscal year ended December 31, 2007 as a percentage of average daily net assets. These fees were paid under the fund of managers structure that was in place prior to April 7, 2008. A discussion regarding the basis for the Board’s approval of the investment advisory agreement with the Adviser for the fund of managers structure is available in the Trust’s annual report to shareholders dated December 31, 2006.

Advisory Fee
Old Mutual VA Asset Allocation Balanced Portfolio	0.90%
Old Mutual VA Asset Allocation Conservative Portfolio	0.85%
Old Mutual VA Asset Allocation Growth Portfolio	0.95%
Old Mutual VA Asset Allocation Moderate Growth Portfolio	0.90%

Under the fund of funds structure, the Adviser is entitled to a fee, which is calculated daily and paid monthly, at an annual rate of each Fund’s average daily net assets as set forth in the table below. A discussion regarding the basis for the Board’s approval of the investment advisory agreement with the Adviser for the fund of funds structure will be available in the Fund’s annual report to shareholders dated December 31, 2007.

Management Fee
Old Mutual VA Asset Allocation Balanced Portfolio	0.20%
Old Mutual VA Asset Allocation Conservative Portfolio	0.20%
Old Mutual VA Asset Allocation Growth Portfolio	0.25%
Old Mutual VA Asset Allocation Moderate Growth Portfolio	0.25%

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In addition, in the interest of limiting the expenses of the Funds, the Adviser has signed expense limitation agreements with the Trust on behalf of the Funds pursuant to which the Adviser has agreed to reduce the fees payable to it under the advisory agreement and to assume other expenses in an amount necessary to limit total annual operating expenses to an annual rate (as a percentage of a Fund’s average daily net assets) (“Expense Limit”) as set forth in the table below.

	Initial Class Expense Limit	Expiration Date
Old Mutual VA Asset Allocation Conservative Portfolio	1.00%	December 31, 2008
Old Mutual VA Asset Allocation Conservative Portfolio	2.75%	December 31, 2017
Old Mutual VA Asset Allocation Balanced Portfolio	1.05%	December 31, 2008
Old Mutual VA Asset Allocation Balanced Portfolio	2.75%	December 31, 2017
Old Mutual VA Asset Allocation Moderate Growth Portfolio	1.05%	December 31, 2008
Old Mutual VA Asset Allocation Moderate Growth Portfolio	2.75%	December 31, 2017
Old Mutual VA Asset Allocation Growth Portfolio	1.10%	December 31, 2008
Old Mutual VA Asset Allocation Growth Portfolio	2.75%	December 31, 2017

For the expense limitation agreements expiring December 31, 2008, to the extent that the Adviser limits the operating expenses of a Fund, the Adviser may seek reimbursement of such expenses within two fiscal years after the fiscal year in which the fees were waived, so long as the Fund’s assets are greater than $75 million, such reimbursement does not cause the operating expenses of the Fund in the year of reimbursement to exceed the expense limitation in effect in the year for which fees are being reimbursed, and the reimbursement was approved by the Board of Trustees of the Trust.

For the expense limitation agreements expiring December 31, 2017, the Adviser is entitled to reimbursement from a Fund of any fees waived pursuant to the expense limitation arrangement if such reimbursement does not cause the operating expenses of the Fund in the year of reimbursement to exceed the expense limitation in effect in the year for which fees are being reimbursed and the reimbursement is made within three years after the expenses were reimbursed.

Ibbotson is entitled to receive a fee from the Adviser. The fee arrangement for Ibbotson is described in the SAI. A discussion regarding the basis for the Board’s approval of the investment sub-advisory agreement with Ibbotson is available in the Trust’s annual report to shareholders dated December 31, 2006.

The back cover of this Prospectus explains how you can obtain a copy of the SAI and the shareholder reports.

The Portfolio Managers

The following summarizes the experience of the members of the portfolio management team primarily responsible for the day-to-day management of the Funds’ portfolios. Except as otherwise noted, each portfolio manager listed below has served in his/her position for at least the last 5 years.

Name (Role on Team)	Business Experience

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Ibbotson Associates Advisors, LLC	Peng Chen, Ph.D., CFA (Lead Portfolio Manager)	President and Chief Investment Officer, Ibbotson.
	Scott Wentsel, CFA, CFP (Senior Portfolio Manager)	Vice President and Senior Portfolio Manager, Ibbotson, since 2005; Executive Director, Morgan Stanley, 2000 to 2005.
	Brian Huckstep, CFA (Portfolio Manager)	Portfolio Manager, Ibbotson, since 2005; Director of Data Acquisition, Morningstar, 2003 to 2005; Vice President, Northern Trust, 1994 to 2003.
Old Mutual Capital, Inc.	J.C. Waller (Portfolio Manager)

Vice President – Director of Investment Services (May 2007 – present) and Chief Investment Officer (September 2007 – present), Old Mutual Capital, Inc.; Vice President of Investments/Director of Institutional Portfolio Management (2005 – May 2007) and Portfolio Manager (2002 – May 2007), ICON Advisers, Inc.

For more information on the Funds’ portfolio managers, their compensation, other accounts managed by them, and their ownership of shares of the Funds, please see the SAI.

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INVESTMENT IN THE FUNDS

Share Price

Share of a Fund are bought, sold, or redeemed at net asset value (“NAV”). NAV per share class of a Fund is calculated by dividing the total net assets of each class by the total number of the class’ shares outstanding. NAV is determined as of the close of regular trading on the New York Stock Exchange (the “NYSE”) (normally 4:00 p.m. Eastern time) on each day that the NYSE is open, except that securities traded primarily on the NASDAQ Stock Market (“NASDAQ”) are normally valued by a Fund at the NASDAQ Official Closing Price provided by NASDAQ each business day. NAV is not calculated, and Fund transactions are not conducted, on days the NYSE is closed (generally weekends and New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day).

Purchases, exchanges, or redemptions of Fund shares will be priced at the next NAV calculated after the request is received in good order by the Funds’ transfer agent or other Fund agents. Shares begin to earn dividends on the first business day following the day of purchase. Shares earn dividends until the day of redemption. The NAV of shares when redeemed may be more or less than the price originally paid, depending primarily upon a Fund's investment performance.

Since each Fund is mainly invested in shares of the underlying funds, a Fund’s NAV is based mainly on the NAV of the underlying funds in which it invests. The prospectuses for the underlying funds explain the circumstances under which the underlying funds may use fair value pricing and its effects.

Valuing Fund Securities

The Funds and the underlying funds use pricing services to determine the market value of the securities in their portfolios. They generally use the market value of securities as of the close of regular trading on the NYSE to value equity securities held in the portfolio, except that securities traded primarily on NASDAQ are normally valued by a Fund at the NASDAQ Official Closing Price provided by NASDAQ each business day.

If a market quotation is not readily available or is believed to be unreliable, the security is valued at fair value as determined in good faith by the board of trustees of the Fund or pursuant to procedures approved by such board. The valuation assigned to a fair valued security for purposes of calculating a Fund's NAV may differ from the security's most recent closing market price and from the prices used by other mutual Funds to calculate their NAVs. Although intended to do so, the fair value procedures may not always better represent the price at which a Fund could sell the fair valued security and may not always result in a more accurate NAV.

Policy Regarding Excessive or Short-Term Trading

While the Funds provide shareholders with daily liquidity, the Funds are intended to be long-term investment vehicles and are not designed for investors who engage in excessive short-term trading activity, market-timing, or other abusive trading practices. Short-term trading, market-timing, or other abusive trading practices may disrupt portfolio management strategies, may drive Fund expenses higher, and may harm Fund performance. In particular, frequent trading of a Fund’s shares may:

•	force a Fund to sell its shares in the underlying funds sooner than it otherwise would in order to honor redemptions; or
•	dilute the value of Fund shares held by long-term shareholders.

The Funds, the Adviser, and their agents, will not knowingly permit investors to excessively trade the Funds, although no guarantees can be made that we will be able to identify and restrict all such trading in the Funds. The Adviser and its agents cannot always know or reasonably detect short-term trading through

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Participating Insurance Companies or through the use of omnibus accounts by Participating Insurance Companies.

To minimize harm to a Fund and its shareholders, we reserve the right to reject any purchase order, including exchange purchases, for any reason without prior notice.

The Board has adopted, and the Adviser and its agents have implemented, tools to discourage short-term trading in the Funds. Each of these tools is described below. Although they are designed to discourage short-term trading, none of these tools alone nor all of them taken together, can eliminate the possibility that short-term trading activity in a Fund will occur. Moreover, each of these tools, other than the redemption/exchange fee, involves judgments, which are inherently subjective. The Adviser and its agents seek to make these judgments to the best of their abilities in a manner that they believe is consistent with long-term shareholder interests. For purposes of applying these tools, the Adviser and its agents may consider an investor's trading history in the Funds, other funds, and accounts under common ownership, influence, or control. The Adviser and the Funds may modify these procedures in response to changing regulatory requirements or to enhance the effectiveness of the procedures.

Trade Activity Monitoring

The Adviser and its agents monitor selected trades based on a shareholder’s trading activity and history in an effort to detect short-term trading activities. If as a result of this monitoring the Adviser, or one of its agents, determines that a holder of a VA Contract or a VLI Policy has engaged in short-term trading, it will (i) use its best efforts to work with the Participating Insurance Company that issued the VA Contract or VLI Policy holds the account to inform the holder that such activities must stop, and (ii) use its best efforts to refuse to process allocations or transfers by the holder. Determining whether a holder has engaged in short-term trading involves judgments that are inherently subjective. In making such judgments, the Adviser and its agents seek to act in a manner that they believe is consistent with the best interests of long-term Fund shareholders.

The Adviser and its agents seek to apply the excessive short-term trading policy uniformly to all Participating Insurance Companies. The ability of the Adviser and its agents to monitor allocations and transfers that are placed by holders of VA Contracts and VLI Policies is limited because Participating Insurance Companies often maintain the underlying shareholder accounts in omnibus accounts. The Adviser and its agents rely on Participating Insurance Companies to monitor trading activity in omnibus accounts and enforce the Funds’ short-term trading policy on holders of VA Contracts and VLI Policies. The Adviser and its agents apply the excessive short-term trading policy uniformly to all Participating Insurance Companies. In compliance with Rule 22c-2 of the 1940 Act, the Trust has in place with each Participating Insurance Company or other entity, deemed to be a financial intermediary under Rule 22c-2 (“Financial Intermediary”), an agreement (“Shareholder Information Agreement”) that requires the Financial Intermediary to (i) provide the taxpayer identification numbers and transaction information about holders of VA Contracts and VLI Policies and Fund shareholders who hold their shares through the Financial Intermediary, (ii) use its best efforts to determine, upon request of the Trust, whether any other person that holds Fund shares through the Financial Intermediary is itself determined to be a Financial Intermediary (“Indirect Intermediary”), and upon further request by the Trust provide the above information regarding shareholders holding an account with such Indirect Intermediary, and (iii) carry out any instructions from the Trust to restrict or prohibit any further purchases or exchanges of Fund shares in the account of a holder of a VA Contract or VLI Policy whom the Trust identifies as having violated the Trust’s market timing or excessive trading policies, as permitted by applicable VA Contracts or VLI Policies. These contractual arrangements will enhance the Adviser’s ability to monitor trades placed through omnibus accounts. However, there is no assurance that Financial Intermediaries will, in all instances, cooperate with the Adviser in monitoring trading activity, will be successful in obtaining data from Indirect Intermediaries, or will carry out instructions to restrict or prohibit purchases.

38

Trading Guidelines

If a holder of a VA Contract or a VLI Policy exceeds four exchanges out of a Fund per calendar year or if a Fund, the Adviser, a Participating Insurance Company, or one of their agents determines that a holder's short-term trading activity is detrimental to Fund shareholders (regardless of whether or not the activity exceeds these guidelines), the Fund will not knowingly accept any additional purchase and exchange orders in the account of such shareholder. The Funds and the Adviser and their agents may accept exchanges that are detected under these guidelines if they believe that such transactions are not short-term trading activity, are for legitimate trading purposes, and are consistent with the best interests of long-term shareholders.

Transactions placed through the same Participating Insurance Company on an omnibus basis may be deemed part of a group for purposes of this policy and may be rejected in whole or in part. Transactions accepted by a Participating Insurance Company in violation of our short-term trading policy are not deemed accepted by a Fund and may be cancelled or revoked. The Adviser may also suspend or terminate a shareholder’s exchange privileges if a shareholder engages in a disruptive pattern of exchanges.

Investing in the Funds

Choosing a Share Class

The Funds have two classes of shares, one of which, Service Class Shares, is offered by this Prospectus. Each class represents investments in the same portfolio of securities and has the same rights and privileges as the other share classes of the Fund, except that Service Class Shares are subject to a 0.25% distribution fee, which is paid pursuant to a Distribution Plan adopted under Rule 12b-1 of the 1940 Act. Exchanges are permitted between the Funds but only among the same class. Each class may have exclusive voting rights with respect to matters affecting only that class.

Buying and Selling Fund Shares

Only Participating Insurance Companies may buy and sell Fund shares. The value of the VA Contracts and VLI Policies offered by separate accounts of Participating Insurance Companies is based on the performance of the separate accounts. The separate accounts, or subaccounts of the separate account, may invest in the Funds. The prospectus for these separate accounts explains how to purchase and redeem a VA Contract or VLI Policy, and how to allocate premiums to, and make transfers between, subaccounts of the separate accounts.

General Policies

▪	The Funds may reject purchase orders.
▪	The Funds reserve the right to make redemptions in securities rather than in cash if the redemption amount exceeds $250,000 or 1.00% of the aggregate NAV of a Fund in any 90-day period.

Dividends and Taxes

The Funds pay shareholders dividends from their net investment income and distributions from their net realized capital gains, if available. Old Mutual VA Asset Allocation Growth Portfolio and Old Mutual VA Asset Allocation Moderate Growth Portfolio pay net investment income and distributions from capital gains annually. Old Mutual VA Asset Allocation Balanced Portfolio and Old Mutual VA Asset Allocation Conservative Portfolio pay net investment income quarterly and distributions from capital gains annually. Dividends and distributions will be reinvested in the Fund unless the Participating Insurance Company instructs the Fund otherwise. There are no fees on reinvestments.

39

The separate accounts of Participating Insurance Companies generally are not taxed on dividends and distributions received from the Funds. The prospectus for the Participating Insurance Company separate account discusses the tax treatment of VA Contracts and VLI Policies. Holders of VA Contracts and VLI Policies should consult their tax professionals about the tax consequences of a VA Contracts of a VLI Policy. .

Distribution Arrangements

The Trust, on behalf of the Service Class Shares of the Funds, has adopted a Distribution Plan pursuant to which the Fund pays distribution fees to the Distributor, Old Mutual Investment Partners (the “Distributor”). Distribution fees are paid for the sale and distribution of Service Class Shares. All or a substantial portion of the distribution fees that are paid to the Distributor are re-allowed to the Participating Insurance Company or another entity providing personal shareholder services.

Revenue Sharing

Payments by Old Mutual Investment Partners

From time to time, the Distributor may make payments from its own resources to Participating Insurance Companies that sponsor VA Contracts and VLI Policies which offer or hold Fund shares or to other Financial Intermediaries. These payments are made in exchange for certain services provided by the Participating Insurance Company or Financial Intermediary, such as administrative or recordkeeping support services and/or marketing support. Administrative and recordkeeping support services vary among intermediaries, but may include transaction processing or account maintenance activities (such as processing purchases, redemptions, or exchanges or producing customer account statements or tax statements) sub-accounting services, answering shareholder inquiries relating to the Funds, delivering proxy statements, annual reports, updated prospectuses, and other communications, and other recordkeeping services relating to investments in the Funds. Marketing support payments include payments for conferences and seminars, investor and dealer-sponsored events, educating sales personnel of the insurance company or other intermediary, placement on sales lists and access (in some cases on a preferential basis over competitors of the Funds) to sales meetings and salespeople of the intermediary. In addition, Participating Insurance Companies and Financial Intermediaries may receive non-cash compensation, such as promotional merchandise bearing the Trust’s logo.

The Distributor or its affiliates may compensate Participating Insurance Companies and other Financial Intermediaries differently depending on the nature and extent of the services they provide. Participating Insurance Companies and Financial Intermediaries may earn profits on these payments, since the amount of the payment may exceed their cost in providing the service. Certain of these payments may be subject to limitations under applicable law.

The Distributor is motivated to make revenue sharing payments since, in certain circumstances, they promote the sale of Fund shares and the retention of those investments by clients of the Participating Insurance Company or Financial Intermediary. The Advisor may also benefit from the Distributor’s activity through increased advisory fees received on assets purchased through Participating Insurance Companies or Financial Intermediaries.

Payments by the Funds

Like the Distributor, the Funds may, from time to time, make payments to Participating Insurance Companies and other Financial Intermediaries that provide administrative or recordkeeping support services, as described above. In certain cases, the payments could be significant and cause a conflict of interest for Participating Insurance Companies or other Financial Intermediaries. You can find further details in the SAI about these payments and the services provided in return by the Participating Insurance Companies or Financial Intermediaries. You can also speak to your Participating Insurance Company or

40

Financial Intermediary for more information about payments made by the Distributor or the Funds to such parties.

Potential Conflicts of Interest

Participating Insurance Companies may be affiliated with one another. In addition, the interests of VA Contact and VLI Policy holders may conflict due to differences in tax treatment and other considerations. The Board monitors each Fund for material conflicts and determines what action, if any, should be taken. For example, the Board may require a Participating Insurance Company to sell its investments in a Fund. As a result, the Fund may be forced to sell securities. In addition, the Board may refuse to sell shares of a Fund to a particular Participating Insurance Company’s separate account or may suspend or terminate sales of Fund shares if required by law or regulatory authority or if the action is in the best interests of the Fund and its shareholders.

Portfolio Holdings Disclosure

A description of the Trust's policies and procedures with respect to the disclosure of a Fund’s portfolio securities is available in the SAI. The back cover of this Prospectus explains how you can obtain a copy of the SAI.

41

FINANCIAL HIGHLIGHTS

The financial highlights are intended to help you understand the financial performance of each Fund’s shares for the period from commencement of operations through the fiscal year ended December 31, 2007. The total returns for a Fund represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). The information in the financial highlights has been audited by XX, whose report, along with the Funds’ financial statements, are included in the annual report, which is available by calling the Funds toll-free at 888.772.2888.

42

FOR MORE INFORMATION

For investors who want more information about the Funds, the following documents are available, without charge, upon request:

Statement of Additional Information

The SAI provides more information about the Funds and is incorporated into this Prospectus by reference.

Annual and Semi-Annual Reports

The Funds’ annual and semi-annual reports to shareholders will provide financial and performance information about the Funds and their investments and a discussion of the market conditions and investment strategies that significantly affected each Fund’s performance during the last fiscal year or half-year.

To obtain a copy of the SAI, annual and semiannual reports, or for other information and shareholder inquiries, contact Old Mutual Funds I:

By Telephone:

888-772-2888

By Mail:

Old Mutual Funds I

P.O. Box 219534

Kansas City, Missouri 64121-9534

Via the Internet:

oldmutualfunds.com

Reports and other information about Old Mutual Funds I (including the SAI) can be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 202.942.8088. Reports and other information about Old Mutual Funds I are also available on the EDGAR database on the SEC’s Internet site at http://www.sec.gov and copies of this information may be obtained, after paying a duplicating fee, by sending your written request to the SEC’s Public Reference Section, Washington, D.C. 20549-0102, or by electronic request at publicinfo@sec.gov.

Investment Advisor

Old Mutual Capital, Inc.

Distributor

Old Mutual Investment Partners

SEC FILE NUMBER 811-21587

OMAF-VAAA-PRO 02/2008

R-07-XXX 02/2008

Old Mutual Funds I

PROSPECTUS

SERVICE CLASS SHARES

April 7, 2008

Old Mutual VA Asset Allocation Conservative Portfolio
Old Mutual VA Asset Allocation Balanced Portfolio
Old Mutual VA Asset Allocation Moderate Growth Portfolio
Old Mutual VA Asset Allocation Growth Portfolio

As with all mutual funds, the Securities and Exchange Commission (the “SEC”) has not approved or disapproved the shares of any of the funds listed above (individually, a “Fund” and collectively, the “Funds”) or determined whether this Prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

INTRODUCTION	1
FUND SUMMARIES	1
Old Mutual VA Asset Allocation Conservative Portfolio	1
Old Mutual VA Asset Allocation Balanced Portfolio	7
Old Mutual VA Asset Allocation Moderate Growth Portfolio	13
Old Mutual VA Asset Allocation Growth Portfolio	19
ASSET ALLOCATION PROCESS	23
MORE ABOUT THE UNDERLYING FUNDS	25
MORE ABOUT INVESTMENT RISK	28
MANAGEMENT	34
The Adviser	34
The Sub-Adviser	34
Advisory Fees	34
The Portfolio Managers	35
YOUR INVESTMENT	37
Your Share Price	37
Valuing Fund Securities	37
Policy Regarding Excessive or Short-Term Trading	37
General Policies	39
Dividends and Taxes	39
Distribution Arrangements	40
Portfolio Holdings Disclosure	41
FINANCIAL HIGHLIGHTS	42

INTRODUCTION

An Introduction to Old Mutual® Funds I and this Prospectus

Old Mutual VA Asset Allocation Conservative Portfolio, Old Mutual VA Asset Allocation Balanced Portfolio, Old Mutual VA Asset Allocation Moderate Growth Portfolio, and Old Mutual VA Asset Allocation Growth Portfolio (the “Funds”) are mutual funds that sell shares in separate investment portfolios to separate accounts of certain insurance companies (“Participating Insurance Companies”). The Participating Insurance Companies offer variable annuity contracts (“VA Contracts”) and variable life insurance policies (“VLI Policies”), the value of which is based on the performance of the separate account. The Funds are series of Old Mutual Funds I (the “Trust”), a trust offering professionally managed investment portfolios, and seek to achieve their investment objectives by primarily investing in other mutual funds (“underlying funds”) advised by Old Mutual Capital, Inc. (the “Adviser”). The Funds use asset allocation strategies to allocate assets among the underlying funds. The underlying funds, in turn, invest in a variety of U.S. and foreign equity and fixed income securities.

Each Fund has its own investment objective and strategies for achieving that objective. A description of each Fund’s investment objective, main investment strategies, main investment risks, and fees and expenses are described under the Fund Summaries section of this Prospectus.

The Funds are generally designed for long-term investors or investors that want a fund that seeks to outperform the market in which it invests over the long-term. The Funds may not be suitable for investors who are pursuing a short-term investment goal. Some of the Funds may not be suitable for investors who require regular income or stability of principal.

This Prospectus contains important information about the Funds. This information is arranged into different sections for easy reading and future reference. To obtain more information about the Funds, please refer to the back cover of this Prospectus.

Investment Adviser and Sub-Adviser

Old Mutual Capital, Inc. is the investment adviser to the Funds. The Adviser has engaged Ibbotson Associates Advisors, LLC (“Ibbotson” or the Sub-Adviser”) to act as sub-adviser to the Funds and to allocate, subject to the Adviser’s supervision, each Fund’s assets among the underlying funds.

[On side panel: What the Funds Are – And Aren’t

The Funds are mutual funds – pooled investments that are professionally managed and provide the opportunity to participate in financial markets. The Funds strive to meet their stated goals, although as with all mutual funds, they cannot offer guaranteed results. As with any mutual fund, there is always a risk that an investment in a Fund may lose money.

An investment in a Fund is not a bank deposit. It is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.]

FUND SUMMARIES

[On side panel:	Ticker symbol:	Service Class - OVCSX
Morningstar category:	Conservative Allocation]

Old Mutual VA Asset Allocation Conservative Portfolio

Investment Objective

Old Mutual VA Asset Allocation Conservative Portfolio (the “Fund”) seeks to provide investors with current income and preservation of capital.

Main Investment Strategies

The Fund is a “fund of funds” which seeks to achieve its investment objective by primarily investing in a diversified portfolio of underlying equity and fixed income funds, although a portion of its assets may be invested in cash, cash equivalents, or in money market funds. These underlying funds, in turn, invest in a variety of U.S. and foreign equity and fixed income securities.

Under normal circumstances, the Fund expects to invest its assets among equity and fixed income funds in the following ranges:

Equity Fund Allocation: 20-40%

Fixed Income Fund Allocation: 60-80%

The Adviser evaluates these allocation ranges at least annually and may change these ranges from time to time without the approval of or notice to shareholders.

Based upon the analysis described in the section of this Prospectus entitled “Asset Allocation Process,” the Fund expects to initially invest its assets in the following underlying funds within the following ranges:

Underlying Fund Name	Percentage of Fund Holdings
Old Mutual Advantage Growth Fund	0-30%
Old Mutual Analytic U.S. Long/Short Fund	0-30%
Old Mutual Barrow Hanley Core Bond Fund	0-40%
Old Mutual Barrow Hanley Value Fund	0-30%
Old Mutual Clay Finlay Emerging Markets Fund	0-30%
Old Mutual Developing Growth Fund	0-30%
Old Mutual Discover Value Fund	0-30%
Old Mutual Dwight High Yield Fund	0-30%
Old Mutual Dwight Intermediate Fixed Income Fund	0-40%
Old Mutual Focused Fund	0-30%

1

Old Mutual Heitman REIT Fund	0-30%
Old Mutual International Bond Fund	0-30%
Old Mutual International Equity Fund	0-30%
Old Mutual Mid-Cap Fund	0-30%
Old Mutual Provident Mid-Cap Growth Fund	0-30%
Old Mutual Small Cap Value Fund	0-30%

The Fund also has the ability to invest its assets in the following underlying funds within the following ranges:

Underlying Fund Name	Percentage of Fund Holdings
Old Mutual Analytic Defensive Equity Fund	0-30%
Old Mutual Analytic Global Defensive Equity Fund	0-30%
Old Mutual Cash Reserves Fund	0-30%
Old Mutual Clay Finlay China Fund	0-30%
Old Mutual Columbus Circle Technology and Communications Fund	0-30%
Old Mutual Copper Rock Emerging Growth Fund	0-30%
Old Mutual Dwight Short Term Fixed Income Fund	0-40%
Old Mutual Growth Fund	0-30%
Old Mutual Large Cap Fund	0-30%
Old Mutual Large Cap Growth Concentrated Fund	0-30%
Old Mutual Large Cap Growth Fund	0-30%
Old Mutual Select Growth Fund	0-30%
Old Mutual Small Cap Fund	0-30%
Old Mutual Strategic Small Company Fund	0-30%
Old Mutual TS&W Mid-Cap Value Fund	0-30%

2

Main Investment Risks

As with all investments, an investment in the Fund may lose money. The main risks of investing in the Fund are:

Fund of Funds Structure. The performance and risks of the Fund will directly correspond to the performance and risks of the underlying funds in which it invests and the securities held by the underlying funds. The more the Fund allocates to equity funds, the greater the expected risk. To the extent that the Fund invests more of its assets in one underlying fund than another, the Fund will have greater exposure to the risks of that underlying fund.

The underlying funds will not necessarily make consistent investment decisions. One underlying fund may buy the same security that another underlying fund is selling. A shareholder would indirectly bear the costs of both trades.

Because the Fund indirectly pays a portion of the expenses incurred by the underlying funds, an investment in the Fund entails more direct and indirect expenses than a direct investment in the underlying funds. As the underlying funds or the Fund’s allocations among the underlying funds change from time to time, or to the extent that the expense ratio of the underlying funds changes, the weighted average operating expenses borne by the Fund may increase or decrease.

The Fund’s ability to achieve its investment objective depends upon Ibbotson’s skill in selecting the best mix of underlying funds. There is the risk that Ibbotson’s evaluations and assumptions regarding the underlying funds may be incorrect in view of actual market conditions.

The Adviser may be subject to potential conflicts of interest in supervising Ibbotson’s selection of underlying funds. The Adviser is the investment adviser to each of the underlying funds and the fees paid to the Adviser by some underlying funds for these services are higher than the fees paid by other underlying funds.

Risks of Investing in Equity Securities. The value of the stocks and other securities owned by the underlying funds will fluctuate depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence. The market also may fail to recognize the intrinsic worth of an investment or the advisers of the underlying funds may misgauge that worth.

The price of individual equity securities do not all move in the same direction uniformly or at the same time; for example, “growth” stocks may perform well under circumstances in which “value” stocks in general have fallen. To the extent that an underlying fund emphasizes investments in securities of a particular type, for example foreign stocks, stocks of small or mid-sized companies, growth or value stocks, or stocks of companies in a particular industry, its share value may fluctuate in response to events affecting the market for that type of security.

Risks of Investing in Fixed Income Securities. The underlying funds’ investments in fixed income securities will be subject to risk associated with changes in interest rates generally and the credit quality of the individual fixed income securities held. The prices of mortgage- and asset-backed securities are sensitive to the rate of principal prepayments on the underlying assets. Debt securities rated below investment-grade (junk bonds) are highly speculative securities that are usually issued by smaller, less creditworthy, and/or highly leveraged (indebted) companies. Compared with investment-grade bonds, junk bonds carry a greater degree of risk and their issuers are less likely to make payments of interest and repay principal.

3

Performance Information

The following information illustrates the risks of investing in the Fund. The Fund’s past performance does not guarantee how it will perform in the future. The Fund’s performance reflects a limitation on the total expenses of the Fund pursuant to an arrangement with the Adviser. The Fund’s returns would have been lower if the expense limitation had not been in effect. All performance figures reflect the reinvestment of dividends and capital gain distributions.

Annual Total Returns as of December 31, 2007 – Service Class

The bar chart and table, below, illustrate the variability of the Fund’s returns by comparing the Fund’s performance for Service Class shares with broad measures of market performance. These returns were achieved under the fund of managers structure that was in place prior to April 7, 2008. Total return figures include the effect of the Fund’s recurring expenses, but do not include any fees or expenses that may be imposed under the VA Contracts or VLI Policies. If those charges were reflected, the performance shown would have been lower.

2007
XX

During the period shown in the chart, the highest return for a quarter was XX% (quarter ending XX) and the lowest return for a quarter was XX% (quarter ending XX).

The table below compares the performance of the Fund’s Service Class shares, as of December 31, 2007, with broad measures of market performance. These returns were achieved under the fund of managers structure that was in place prior to April 7, 2008. The return information for the indexes does not reflect the impact of taxes, and does not reflect the costs of managing a mutual fund.

Service Class(1)	1 Year
Old Mutual VA Asset Allocation Conservative Portfolio
Lehman Brothers U.S. Aggregate Index [2]
Standard & Poor’s SuperComposite 1500 Index [3]

[1]	The inception date for Service Class shares is December 29, 2006.

[2]

The unmanaged Lehman Brothers U.S. Aggregate Index is a widely recognized measure of the aggregate bond market. The index is market value-weighted inclusive of accrued interest. The inception date for the Index is September 30, 2004.

[3]

The unmanaged Standard & Poor’s SuperComposite 1500 (S&P 1500) Index is a broad-based, capitalization-weighted index comprised of 1,500 stocks of large-cap, mid-cap, and small-cap U.S. companies. The inception date for the Index is September 30, 2004.

Fees and Expenses

This table summarizes the shareholder fees and annual operating expenses an investor in the Fund would pay. Shareholder fees are paid directly from the investment. Annual operating expenses are paid out of the Fund’s assets. The shareholder fees and annual operating expenses shown in the table do not reflect any additional charges or expenses that may be imposed under the VA Contracts or VLI Policies.

Fees and Expenses Table

4

Shareholder Fees
(fees paid directly from the investment)
Maximum Sales Charge (Load)	Not Applicable
Maximum Deferred Sales Charge (Load)	Not Applicable
Redemption/Exchange Fee	Not Applicable
Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)
Management Fees	0.85%
Distribution (12b-1) Fees	0.25%
Other Expenses	%
Acquired (Underlying) Fund Fees and Expenses[1]
Total Other Expenses
Total Operating Expenses[2]	%
Fee Waivers and/or Expense Reimbursement[3]	%
Net Operating Expenses	%

________________

[1]

The Fund indirectly pays a portion of the expenses incurred by the underlying funds. Acquired (Underlying) Fund Fees and Expenses is an estimated annualized expense ratio of the underlying funds, based upon (i) Ibbotson’s allocation of the Fund’s assets among the underlying funds at fiscal year end; and (ii) the historical expense ratio of the underlying funds based upon their most recent fiscal period, which are stated on a net basis. The actual indirect expenses incurred by a shareholder will vary based upon the Fund’s actual allocation of its assets among the underlying funds and the actual expenses of the underlying funds. Certain of the underlying funds have agreed to expense limitations that may be in effect for varying periods.

[2]

Total Operating Expenses do not correlate to the ratio of expenses to average net assets of the Fund stated in the Financial Highlights section of this Prospectus, because the Financial Highlights section (i) reflects the operating expenses of the Fund and does not include acquired (underlying) fund fees and expenses; and (ii) reflects the fund of managers structure that was in place prior to April 7, 2008.

[3]

Old Mutual Capital has contractually agreed to limit the operating expenses of the Fund (inclusive of management fees and other expenses; exclusive of interest, taxes, brokerage, dividend and interest expense on short sales, litigation, indemnification, and extraordinary expenses) to an annual rate (as a percentage of the Fund’s average daily net assets) of 1.25%. This expense limitation may be terminated at any time after December 31, 2008, upon 30 days’ written notice of termination to the Board. Old Mutual Capital is entitled to reimbursement from the Fund of any fees waived pursuant to this arrangement if such reimbursement does not cause the operating expenses of the Fund in the year of reimbursement to exceed the expense limitation in effect in the year for which fees are being reimbursed and the reimbursement is made within three years after the expenses were reimbursed or absorbed.

Effective January 1, 2009, the Adviser contractually has agreed to limit the operating expenses of the Fund (excluding interest, taxes, brokerage costs and commissions, dividends on short sales, other expenditures capitalized in accordance with generally accepted accounting principles and extraordinary expenses not incurred in the ordinary course of business) to an annual rate of 3.00% for Service Class shares through December 31, 2017. The Adviser will consider further reductions to these limits on an annual basis.

Example

This example is intended to help compare the cost of investing in the Fund to the cost of investing in other mutual funds. This example makes four assumptions: 1) $10,000 is invested in the Fund for the time periods shown; 2) all shares are redeemed at the end of those time periods; 3) the investment earns a 5% return each year; and 4) the Fund’s operating expenses reflect net operating expenses for the one year period and total annual operating expenses without expense waivers for years two and three. The example

5

is hypothetical. Actual costs may be higher or lower. In addition, the example does not reflect any additional charges or expenses that may be imposed under the VA Contracts or VLI Policies. If these additional charges or expenses were reflected in the example, the costs would be higher.

Costs
	1 year	3 years	5 years	10 years

6

[On side panel:	Ticker symbol:	Service Class - OVBSX
Morningstar category:	Moderate Allocation]

Old Mutual VA Asset Allocation Balanced Portfolio

Investment Objective

Old Mutual VA Asset Allocation Balanced Portfolio (the “Fund”) seeks to provide investors with capital appreciation and current income.

Main Investment Strategy

The Fund is a “fund of funds” which seeks to achieve its investment objective by primarily investing in a diversified portfolio of underlying equity and fixed income funds, although a portion of its assets may be invested in cash, cash equivalents, or in money market funds. These underlying funds, in turn, invest in a variety of U.S. and foreign equity and fixed income securities.

Under normal circumstances, the Fund expects to invest its assets among equity and fixed income funds in the following ranges:

Equity Fund Allocation: 50-70%

Fixed Income Fund Allocation: 30-50%

The Adviser evaluates these allocation ranges at least annually and may change these ranges from time to time without the approval of or notice to shareholders.

Based upon the analysis described in the section of this Prospectus entitled “Asset Allocation Process,” the Fund expects to initially invest its assets in the following underlying funds within the following ranges:

Underlying Fund Name	Percentage of Fund Holdings
Old Mutual Advantage Growth Fund	0-30%
Old Mutual Analytic U.S. Long/Short Fund	0-30%
Old Mutual Barrow Hanley Core Bond Fund	0-40%
Old Mutual Barrow Hanley Value Fund	0-30%
Old Mutual Clay Finlay Emerging Markets Fund	0-30%
Old Mutual Developing Growth Fund	0-30%
Old Mutual Discover Value Fund	0-30%
Old Mutual Dwight High Yield Fund	0-30%
Old Mutual Dwight Intermediate Fixed Income Fund	0-40%
Old Mutual Focused Fund	0-30%

7

Old Mutual Heitman REIT Fund	0-30%
Old Mutual International Bond Fund	0-30%
Old Mutual International Equity Fund	0-30%
Old Mutual Mid-Cap Fund	0-30%
Old Mutual Provident Mid-Cap Growth Fund	0-30%
Old Mutual Small Cap Value Fund	0-30%

The Fund also has the ability to invest its assets in the following underlying funds within the following ranges:

Underlying Fund Name	Percentage of Fund Holdings
Old Mutual Analytic Defensive Equity Fund	0-30%
Old Mutual Analytic Global Defensive Equity Fund	0-30%
Old Mutual Cash Reserves Fund	0-30%
Old Mutual Clay Finlay China Fund	0-30%
Old Mutual Columbus Circle Technology and Communications Fund	0-30%
Old Mutual Copper Rock Emerging Growth Fund	0-30%
Old Mutual Dwight Short Term Fixed Income Fund	0-40%
Old Mutual Growth Fund	0-30%
Old Mutual Large Cap Fund	0-30%
Old Mutual Large Cap Growth Concentrated Fund	0-30%
Old Mutual Large Cap Growth Fund	0-30%
Old Mutual Select Growth Fund	0-30%
Old Mutual Small Cap Fund	0-30%
Old Mutual Strategic Small Company Fund	0-30%

8

Old Mutual TS&W Mid-Cap Value Fund	0-30%

Main Investment Risks

As with all investments, an investment in the Fund may lose money. The main risks of investing in the Fund are:

Fund of Funds Structure. The performance and risks of the Fund will directly correspond to the performance and risks of the underlying funds in which it invests and the securities held by the underlying funds. The more the Fund allocates to equity funds, the greater the expected risk. To the extent that the Fund invests more of its assets in one underlying fund than another, the Fund will have greater exposure to the risks of that underlying fund.

The underlying funds will not necessarily make consistent investment decisions. One underlying fund may buy the same security that another underlying fund is selling. A shareholder would indirectly bear the costs of both trades.

Because the Fund indirectly pays a portion of the expenses incurred by the underlying funds, an investment in the Fund entails more direct and indirect expenses than a direct investment in the underlying funds. As the underlying funds or the Fund’s allocations among the underlying funds change from time to time, or to the extent that the expense ratio of the underlying funds changes, the weighted average operating expenses borne by the Fund may increase or decrease.

The Fund’s ability to achieve its investment objective depends upon Ibbotson’s skill in selecting the best mix of underlying funds. There is the risk that Ibbotson’s evaluations and assumptions regarding the underlying funds may be incorrect in view of actual market conditions.

The Adviser may be subject to potential conflicts of interest in supervising Ibbotson’s selection of underlying funds. The Adviser is the investment adviser to each of the underlying funds and the fees paid to the Adviser by some underlying funds for these services are higher than the fees paid by other underlying funds.

Risks of Investing in Equity Securities. The value of the stocks and other securities owned by the underlying funds will fluctuate depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence. The market also may fail to recognize the intrinsic worth of an investment or the advisers of the underlying funds may misgauge that worth.

The price of individual equity securities do not all move in the same direction uniformly or at the same time; for example, “growth” stocks may perform well under circumstances in which “value” stocks in general have fallen. To the extent that an underlying fund emphasizes investments in securities of a particular type, for example foreign stocks, stocks of small or mid-sized companies, growth or value stocks, or stocks of companies in a particular industry, its share value may fluctuate in response to events affecting the market for that type of security.

Risks of Investing in Fixed Income Securities. The underlying funds’ investments in fixed income securities will be subject to risk associated with changes in interest rates generally and the credit quality of the individual fixed income securities held. The prices of mortgage- and asset-backed securities are sensitive to the rate of principal prepayments on the underlying assets. Debt securities rated below investment-grade (junk bonds) are highly speculative securities that are usually issued by smaller, less creditworthy, and/or highly leveraged (indebted) companies. Compared with investment-grade bonds, junk bonds carry a greater degree of risk and their issuers are less likely to make payments of interest and repay principal.

9

Performance Information

The following information illustrates the risks of investing in the Fund. The Fund’s past performance, both before and after taxes, does not guarantee how it will perform in the future. The Fund’s performance reflects a limitation on the total expenses of the Fund pursuant to an arrangement with the Adviser. The Fund’s returns would have been lower if the expense limitation had not been in effect. All performance figures reflect the reinvestment of dividends and capital gain distributions.

Annual Total Returns as of December 31, 2007 – Service Class

The bar chart and table, below, illustrate the variability of the Fund’s returns by comparing the Fund’s performance for Service Class shares with broad measures of market performance. These returns were achieved under the fund of managers structure that was in place prior to April 7, 2008. Total return figures include the effect of the Fund’s recurring expenses, but do not include any fees and expenses that may be imposed under the VA Contracts or VLI Policies. If those charges were reflected, the performance shown would have been lower.

2007
XX

During the periods shown in the chart, the highest return for a quarter was XX% (quarter ending XX) and the lowest return for a quarter was XX% (quarter ending XX).

The table below compares the performance of the Fund’s Service Class shares, as of December 31, 2007, with broad measures of market performance. These returns were achieved under the fund of managers structure that was in place prior to April 7, 2008. The return information for the indexes does not reflect the impact of taxes, and does not reflect the costs of managing a mutual fund.

Service Class(1)	1 Year
Old Mutual VA Asset Allocation Conservative Portfolio
Lehman Brothers U.S. Aggregate Index [2]
Standard & Poor’s SuperComposite 1500 Index [3]

[1]	The inception date for Service Class shares is December 29, 2006.

[2]

The unmanaged Lehman Brothers U.S. Aggregate Index is a widely recognized measure of the aggregate bond market. The index is market value-weighted inclusive of accrued interest. The inception date for the Index is September 30, 2004.

[3]

The unmanaged Standard & Poor’s SuperComposite 1500 (S&P 1500) Index is a broad-based, capitalization-weighted index comprised of 1,500 stocks of large-cap, mid-cap, and small-cap U.S. companies. The inception date for the Index is September 30, 2004.

Fees and Expenses

This table summarizes the shareholder fees and annual operating expenses an investor in the Fund would pay. Shareholder fees are paid directly from the investment. Annual operating expenses are paid out of the Fund’s assets. The shareholder fees and annual operating expenses shown in the table do not reflect any additional charges or expenses that may be imposed under the VA Contracts or VLI Policies.

Fees and Expenses Table

10

Shareholder Fees
(fees paid directly from the investment)
Maximum Sales Charge (Load)	Not Applicable
Maximum Deferred Sales Charge (Load)	Not Applicable
Redemption/Exchange Fee	Not Applicable
Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)
Management Fees	0.90%
Distribution (12b-1) Fees	0.25%
Other Expenses	%
Acquired (Underlying) Fund Fees and Expenses[1]
Total Other Expenses
Total Operating Expenses[2]	%
Fee Waivers and/or Expense Reimbursement[3]	%
Net Operating Expenses	%

________________

[1]

The Fund indirectly pays a portion of the expenses incurred by the underlying funds. Acquired (Underlying) Fund Fees and Expenses is an estimated annualized expense ratio of the underlying funds, based upon (i) Ibbotson’s allocation of the Fund’s assets among the underlying funds at fiscal year end; and (ii) the historical expense ratio of the underlying funds based upon their most recent fiscal period, which are stated on a net basis. The actual indirect expenses incurred by a shareholder will vary based upon the Fund’s actual allocation of its assets among the underlying funds and the actual expenses of the underlying funds. Certain of the underlying funds have agreed to expense limitations that may be in effect for varying periods.

[2]

Total Operating Expenses do not correlate to the ratio of expenses to average net assets of the Fund stated in the Financial Highlights section of this Prospectus, because the Financial Highlights section (i) reflects the operating expenses of the Fund and does not include acquired (underlying) fund fees and expenses; and (ii) reflects the fund of managers structure that was in place prior to April 7, 2008.

[3]

Old Mutual Capital has contractually agreed to limit the operating expenses of the Fund (inclusive of management fees and other expenses; exclusive of interest, taxes, brokerage, dividend and interest expense on short sales, litigation, indemnification, and extraordinary expenses) to an annual rate (as a percentage of the Fund’s average daily net assets) of 1.30%. This expense limitation may be terminated at any time after December 31, 2008, upon 30 days’ written notice of termination to the Board. Old Mutual Capital is entitled to reimbursement from the Fund of any fees waived pursuant to this arrangement if such reimbursement does not cause the operating expenses of the Fund in the year of reimbursement to exceed the expense limitation in effect in the year for which fees are being reimbursed and the reimbursement is made within three years after the expenses were reimbursed or absorbed.

Effective January 1, 2009, the Adviser contractually has agreed to limit the operating expenses of the Fund (excluding interest, taxes, brokerage costs and commissions, dividends on short sales, other expenditures capitalized in accordance with generally accepted accounting principles and extraordinary expenses not incurred in the ordinary course of business) to an annual rate of 3.00% for Service Class shares through December 31, 2017. The Adviser will consider further reductions to these limits on an annual basis.

Example

This example is intended to help compare the cost of investing in the Fund to the cost of investing in other mutual funds. This example makes four assumptions: 1) $10,000 is invested in the Fund for the time periods shown; 2) all shares are redeemed at the end of those time periods; 3) the investment earns a 5% return each year; and 4) the Fund’s operating expenses reflect net operating expenses for the one year period and total annual operating expenses without expense waivers for years two and three. The example

11

is hypothetical. Actual costs may be higher or lower. In addition, the example does not reflect any additional charges or expenses that may be imposed under the VA Contracts or VLI Policies. If these additional charges or expenses were reflected in the example, the costs would be higher.

Costs
	1 year	3 years	5 years	10 years

12

[On side panel: Ticker symbol: Service Class - OVMSX

Morningstar category:	Large Blend]

Old Mutual VA Asset Allocation Moderate Growth Portfolio

Investment Objective

Old Mutual VA Asset Allocation Moderate Growth Portfolio (the “Fund”) seeks to provide investors with capital appreciation.

Main Investment Strategy

The Fund is a “fund of funds” which seeks to achieve its investment objective by primarily investing in a diversified portfolio of underlying equity and fixed income funds, although a portion of its assets may be invested in cash, cash equivalents, or in money market funds. These underlying funds, in turn, invest in a variety of U.S. and foreign equity and fixed income securities.

Under normal circumstances, the Fund expects to invest its assets among equity and fixed income funds in the following ranges:

Equity Fund Allocation: 70-90%

Fixed Income Fund Allocation: 10-30%

The Adviser evaluates these allocation ranges at least annually and may change these ranges from time to time without the approval of or notice to shareholders.

Based upon the analysis described in the section of this Prospectus entitled “Asset Allocation Process,” the Fund expects to initially invest its assets in the following underlying funds within the following ranges:

Underlying Fund Name	Percentage of Fund Holdings
Old Mutual Advantage Growth Fund	0-30%
Old Mutual Analytic U.S. Long/Short Fund	0-30%
Old Mutual Barrow Hanley Core Bond Fund	0-40%
Old Mutual Barrow Hanley Value Fund	0-30%
Old Mutual Clay Finlay Emerging Markets Fund	0-30%
Old Mutual Developing Growth Fund	0-30%
Old Mutual Discover Value Fund	0-30%
Old Mutual Dwight High Yield Fund	0-30%
Old Mutual Dwight Intermediate Fixed Income Fund	0-40%
Old Mutual Focused Fund	0-30%
Old Mutual Heitman REIT Fund	0-30%

13

Old Mutual International Bond Fund	0-30%
Old Mutual International Equity Fund	0-30%
Old Mutual Mid-Cap Fund	0-30%
Old Mutual Provident Mid-Cap Growth Fund	0-30%
Old Mutual Small Cap Value Fund	0-30%

The Fund also has the ability to invest its assets in the following underlying funds within the following ranges:

Underlying Fund Name	Percentage of Fund Holdings
Old Mutual Analytic Defensive Equity Fund	0-30%
Old Mutual Analytic Global Defensive Equity Fund	0-30%
Old Mutual Cash Reserves Fund	0-30%
Old Mutual Clay Finlay China Fund	0-30%
Old Mutual Columbus Circle Technology and Communications Fund	0-30%
Old Mutual Copper Rock Emerging Growth Fund	0-30%
Old Mutual Dwight Short Term Fixed Income Fund	0-40%
Old Mutual Growth Fund	0-30%
Old Mutual Large Cap Fund	0-30%
Old Mutual Large Cap Growth Concentrated Fund	0-30%
Old Mutual Large Cap Growth Fund	0-30%
Old Mutual Select Growth Fund	0-30%
Old Mutual Small Cap Fund	0-30%
Old Mutual Strategic Small Company Fund	0-30%
Old Mutual TS&W Mid-Cap Value Fund	0-30%

14

Main Investment Risks

As with all investments, an investment in the Fund may lose money. The main risks of investing in the Fund are:

Fund of Funds Structure. The performance and risks of the Fund will directly correspond to the performance and risks of the underlying funds in which it invests and the securities held by the underlying funds. The more the Fund allocates to equity funds, the greater the expected risk. To the extent that the Fund invests more of its assets in one underlying fund than another, the Fund will have greater exposure to the risks of that underlying fund.

The underlying funds will not necessarily make consistent investment decisions. One underlying fund may buy the same security that another underlying fund is selling. A shareholder would indirectly bear the costs of both trades.

Because the Fund indirectly pays a portion of the expenses incurred by the underlying funds, an investment in the Fund entails more direct and indirect expenses than a direct investment in the underlying funds. As the underlying funds or the Fund’s allocations among the underlying funds change from time to time, or to the extent that the expense ratio of the underlying funds changes, the weighted average operating expenses borne by the Fund may increase or decrease.

The Fund’s ability to achieve its investment objective depends upon Ibbotson’s skill in selecting the best mix of underlying funds. There is the risk that Ibbotson’s evaluations and assumptions regarding the underlying funds may be incorrect in view of actual market conditions.

The Adviser may be subject to potential conflicts of interest in supervising Ibbotson’s selection of underlying funds. The Adviser is the investment adviser to each of the underlying funds and the fees paid to the Adviser by some underlying funds for these services are higher than the fees paid by other underlying funds.

Risks of Investing in Equity Securities. The value of the stocks and other securities owned by the underlying funds will fluctuate depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence. The market also may fail to recognize the intrinsic worth of an investment or the advisers of the underlying funds may misgauge that worth.

The price of individual equity securities do not all move in the same direction uniformly or at the same time; for example, “growth” stocks may perform well under circumstances in which “value” stocks in general have fallen. To the extent that an underlying fund emphasizes investments in securities of a particular type, for example foreign stocks, stocks of small or mid-sized companies, growth or value stocks, or stocks of companies in a particular industry, its share value may fluctuate in response to events affecting the market for that type of security.

Risks of Investing in Fixed Income Securities. The underlying funds’ investments in fixed income securities will be subject to risk associated with changes in interest rates generally and the credit quality of the individual fixed income securities held. The prices of mortgage- and asset-backed securities are sensitive to the rate of principal prepayments on the underlying assets. Debt securities rated below investment-grade (junk bonds) are highly speculative securities that are usually issued by smaller, less creditworthy, and/or highly leveraged (indebted) companies. Compared with investment-grade bonds, junk bonds carry a greater degree of risk and their issuers are less likely to make payments of interest and repay principal.

15

Performance Information

The following information illustrates the risks of investing in the Fund. The Fund’s past performance, both before and after taxes, does not guarantee how it will perform in the future. The Fund’s performance reflects a limitation on the total expenses of the Fund pursuant to an arrangement with the Adviser. The Fund’s returns would have been lower if the expense limitation had not been in effect. All performance figures reflect the reinvestment of dividends and capital gain distributions.

Annual Total Returns as of December 31, 2007 – Service Class

The bar chart and table, below, illustrate the variability of the Fund’s returns by comparing the Fund’s performance for Service Class shares with broad measures of market performance. These returns were achieved under the fund of managers structure that was in place prior to April 7, 2008. Total return figures include the effect of the Fund’s recurring expenses, but do not include fees and expenses that may be imposed under the VA Contracts or VLI Policies. If those charges were reflected, the performance shown would have been lower.

2007
XX

During the periods shown in the chart, the highest return for a quarter was XX% (quarter ending XX) and the lowest return for a quarter was XX% (quarter ending XX).

The table below compares the performance of the Fund’s Service Class shares, as of December 31, 2007, with broad measures of market performance. These returns were achieved under the fund of managers structure that was in place prior to April 7, 2008. The return information for the indexes does not reflect the impact of taxes, and does not reflect the costs of managing a mutual fund.

Service Class(1)	1 Year
Old Mutual VA Asset Allocation Conservative Portfolio
Lehman Brothers U.S. Aggregate Index [2]
Standard & Poor’s SuperComposite 1500 Index [3]

[1]	The inception date for Service Class shares is December 29, 2006.

[2]

The unmanaged Lehman Brothers U.S. Aggregate Index is a widely recognized measure of the aggregate bond market. The index is market value-weighted inclusive of accrued interest. The inception date for the Index is September 30, 2004.

[3]

The unmanaged Standard & Poor’s SuperComposite 1500 (S&P 1500) Index is a broad-based, capitalization-weighted index comprised of 1,500 stocks of large-cap, mid-cap, and small-cap U.S. companies. The inception date for the Index is September 30, 2004.

Fees and Expenses

This table summarizes the shareholder fees and annual operating expenses an investor in the Fund would pay. Shareholder fees are paid directly from the investment. Annual operating expenses are paid out of the Fund’s assets. The shareholder fees and annual operating expenses shown in the table do not reflect any additional charges or expenses that may be imposed under the VA Contracts or VLI Policies.

Fees and Expenses Table

16

Shareholder Fees
(fees paid directly from the investment)
Maximum Sales Charge (Load)	Not Applicable
Maximum Deferred Sales Charge (Load)	Not Applicable
Redemption/Exchange Fee	Not Applicable
Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)
Management Fees	0.90%
Distribution (12b-1) Fees	0.25%
Other Expenses	%
Acquired (Underlying) Fund Fees and Expenses[1]
Total Other Expenses
Total Operating Expenses[2]	%
Fee Waivers and/or Expense Reimbursement[3]	%
Net Operating Expenses	%

________________

[1]

The Fund indirectly pays a portion of the expenses incurred by the underlying funds. Acquired (Underlying) Fund Fees and Expenses is an estimated annualized expense ratio of the underlying funds, based upon (i) Ibbotson’s allocation of the Fund’s assets among the underlying funds at fiscal year end; and (ii) the historical expense ratio of the underlying funds based upon their most recent fiscal period, which are stated on a net basis. The actual indirect expenses incurred by a shareholder will vary based upon the Fund’s actual allocation of its assets among the underlying funds and the actual expenses of the underlying funds. Certain of the underlying funds have agreed to expense limitations that may be in effect for varying periods.

[2]

Total Operating Expenses do not correlate to the ratio of expenses to average net assets of the Fund stated in the Financial Highlights section of this Prospectus, because the Financial Highlights section (i) reflects the operating expenses of the Fund and does not include acquired (underlying) fund fees and expenses; and (ii) reflects the fund of managers structure that was in place prior to April 7, 2008.

[3]

Old Mutual Capital has contractually agreed to limit the operating expenses of the Fund (inclusive of management fees and other expenses; exclusive of interest, taxes, brokerage, dividend and interest expense on short sales, litigation, indemnification, and extraordinary expenses) to an annual rate (as a percentage of the Fund’s average daily net assets) of 1.30%. This expense limitation may be terminated at any time after December 31, 2008, upon 30 days’ written notice of termination to the Board. Old Mutual Capital is entitled to reimbursement from the Fund of any fees waived pursuant to this arrangement if such reimbursement does not cause the operating expenses of the Fund in the year of reimbursement to exceed the expense limitation in effect in the year for which fees are being reimbursed and the reimbursement is made within three years after the expenses were reimbursed or absorbed.

Effective January 1, 2009, the Adviser contractually has agreed to limit the operating expenses of the Fund (excluding interest, taxes, brokerage costs and commissions, dividends on short sales, other expenditures capitalized in accordance with generally accepted accounting principles and extraordinary expenses not incurred in the ordinary course of business) to an annual rate of 3.00% for Service Class shares through December 31, 2017. The Adviser will consider further reductions to these limits on an annual basis.

Example

This example is intended to help compare the cost of investing in the Fund to the cost of investing in other mutual funds. This example makes four assumptions: 1) $10,000 is invested in the Fund for the time periods shown; 2) all shares are redeemed at the end of those time periods; 3) the investment earns a 5% return each year; and 4) the Fund’s operating expenses reflect net operating expenses for the one year period and total annual operating expenses without expense waivers for years two and three. The example

17

is hypothetical. Actual costs may be higher or lower. In addition, the example does not reflect any additional charges or expenses that may be imposed under the VA Contracts or VLI Policies. If these additional charges or expenses were reflected in the example, the costs would be higher.

Costs
	1 year	3 years	5 years	10 years

18

[On side panel:	Morningstar category:	Large Blend]

Old Mutual VA Asset Allocation Growth Portfolio

Investment Objective

Old Mutual VA Asset Allocation Growth Portfolio (the “Fund”) seeks to provide investors with capital appreciation.

Main Investment Strategy

The Fund is a “fund of funds” which seeks to achieve its investment objective by primarily investing in a diversified portfolio of equity and fixed income underlying funds, although a portion of its assets may be invested in cash, cash equivalents, or in money market funds. These underlying funds, in turn, invest in a variety of U.S. and foreign equity and fixed income securities.

Under normal circumstances, the Fund expects to invest its assets among equity and fixed income funds in the following ranges:

Equity Fund Allocation: 85-100%

Fixed Income Fund Allocation: 0-10%

The Adviser evaluates these allocation ranges at least annually and may change these ranges from time to time without the approval of or notice to shareholders.

Based upon the analysis described in the section of this Prospectus entitled “Asset Allocation Process,” the Fund expects to initially invest its assets in the following underlying funds within the following ranges:

Underlying Fund Name	Percentage of Fund Holdings
Old Mutual Advantage Growth Fund	0-30%
Old Mutual Analytic U.S. Long/Short Fund	0-30%
Old Mutual Barrow Hanley Core Bond Fund	0-40%
Old Mutual Barrow Hanley Value Fund	0-30%
Old Mutual Clay Finlay Emerging Markets Fund	0-30%
Old Mutual Developing Growth Fund	0-30%
Old Mutual Discover Value Fund	0-30%
Old Mutual Dwight High Yield Fund	0-30%
Old Mutual Dwight Intermediate Fixed Income Fund	0-40%
Old Mutual Focused Fund	0-30%

19

Old Mutual Heitman REIT Fund	0-30%
Old Mutual International Bond Fund	0-30%
Old Mutual International Equity Fund	0-30%
Old Mutual Mid-Cap Fund	0-30%
Old Mutual Provident Mid-Cap Growth Fund	0-30%
Old Mutual Small Cap Value Fund	0-30%

The Fund also has the ability to invest its assets in the following underlying funds within the following ranges:

Underlying Fund Name	Percentage of Fund Holdings
Old Mutual Analytic Defensive Equity Fund	0-30%
Old Mutual Analytic Global Defensive Equity Fund	0-30%
Old Mutual Cash Reserves Fund	0-30%
Old Mutual Clay Finlay China Fund	0-30%
Old Mutual Columbus Circle Technology and Communications Fund	0-30%
Old Mutual Copper Rock Emerging Growth Fund	0-30%
Old Mutual Dwight Short Term Fixed Income Fund	0-40%
Old Mutual Growth Fund	0-30%
Old Mutual Large Cap Fund	0-30%
Old Mutual Large Cap Growth Concentrated Fund	0-30%
Old Mutual Large Cap Growth Fund	0-30%
Old Mutual Select Growth Fund	0-30%
Old Mutual Small Cap Fund	0-30%
Old Mutual Strategic Small Company Fund	0-30%

20

Old Mutual TS&W Mid-Cap Value Fund	0-30%

Main Investment Risks

As with all investments, an investment in the Fund may lose money. The main risks of investing in the Fund are:

Fund of Funds Structure. The performance and risks of the Fund will directly correspond to the performance and risks of the underlying funds in which it invests. The more the Fund allocates to equity funds, the greater the expected risk. To the extent that the Fund invests more of its assets in one underlying fund than another, the Fund will have greater exposure to the risks of that underlying fund.

The underlying funds will not necessarily make consistent investment decisions. One underlying fund may buy the same security that another underlying fund is selling. A shareholder would indirectly bear the costs of both trades.

Because the Fund indirectly pays a portion of the expenses incurred by the underlying funds, an investment in the Fund entails more direct and indirect expenses than a direct investment in the underlying funds. As the underlying funds or the Fund’s allocations among the underlying funds change from time to time, or to the extent that the expense ratio of the underlying funds changes, the weighted average operating expenses borne by the Fund may increase or decrease.

The Fund’s ability to achieve its investment objective depends upon Ibbotson’s skill in selecting the best mix of underlying funds. There is the risk that Ibbotson’s evaluations and assumptions regarding the underlying funds may be incorrect in view of actual market conditions.

The Adviser may be subject to potential conflicts of interest in supervising Ibbotson’s selection of underlying funds. The Adviser is the investment adviser to each of the underlying funds and the fees paid to the Adviser by some underlying funds for these services are higher than the fees paid by other underlying funds.

Risks of Investing in Equity Securities. The value of the stocks and other securities owned by the underlying funds will fluctuate depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence. The market also may fail to recognize the intrinsic worth of an investment or the advisers of the underlying funds may misgauge that worth.

The price of individual equity securities do not all move in the same direction uniformly or at the same time; for example, “growth” stocks may perform well under circumstances in which “value” stocks in general have fallen. To the extent that an underlying fund emphasizes investments in securities of a particular type, for example foreign stocks, stocks of small or mid-sized companies, growth or value stocks, or stocks of companies in a particular industry, its share value may fluctuate in response to events affecting the market for that type of security.

Risks of Investing in Fixed Income Securities. The underlying funds’ investments in fixed income securities will be subject to risk associated with changes in interest rates generally and the credit quality of the individual fixed income securities held. The prices of mortgage- and asset-backed securities are sensitive to the rate of principal prepayments on the underlying assets. Debt securities rated below investment-grade (junk bonds) are highly speculative securities that are usually issued by smaller, less creditworthy, and/or highly leveraged (indebted) companies. Compared with investment-grade bonds, junk bonds carry a greater degree of risk and their issuers are less likely to make payments of interest and repay principal.

21

Performance Information

The following information illustrates the risks of investing in the Fund. The Fund’s past performance, both before and after taxes, does not guarantee how it will perform in the future. The Fund’s performance reflects a limitation on the total expenses of the Fund pursuant to an arrangement with the Adviser. The Fund’s returns would have been lower if the expense limitation had not been in effect. All performance figures reflect the reinvestment of dividends and capital gain distributions.

Annual Total Returns as of December 31, 2007 – Service Class

The bar chart and table, below, illustrate the variability of the Fund’s returns by comparing the Fund’s performance for Service Class shares with broad measures of market performance. These returns were achieved under the fund of managers structure that was in place prior to April 7, 2008. Total return figures include the effect of the Fund’s recurring expenses, but do not include any fees and expenses that may be imposed under the VA Contracts or VLI Policies. If those charges were reflected, the performance shown would have been lower.

2007
XX

During the periods shown in the chart, the highest return for a quarter was XX% (quarter ending XX) and the lowest return for a quarter was XX% (quarter ending XX).

The table below compares the performance of the Fund’s Service Class shares, as of December 31, 2007, with broad measures of market performance. These returns were achieved under the fund of managers structure that was in place prior to April 7, 2008. The return information for the indexes does not reflect the impact of taxes, and does not reflect the costs of managing a mutual fund.

Service Class(1)	1 Year
Old Mutual VA Asset Allocation Conservative Portfolio
Lehman Brothers U.S. Aggregate Index [2]
Standard & Poor’s SuperComposite 1500 Index [3]

[1]	The inception date for Service Class shares is December 29, 2006.

[2]

The unmanaged Lehman Brothers U.S. Aggregate Index is a widely recognized measure of the aggregate bond market. The index is market value-weighted inclusive of accrued interest. The inception date for the Index is September 30, 2004.

[3]

The unmanaged Standard & Poor’s SuperComposite 1500 (S&P 1500) Index is a broad-based, capitalization-weighted index comprised of 1,500 stocks of large-cap, mid-cap, and small-cap U.S. companies. The inception date for the Index is September 30, 2004.

Fees and Expenses

This table summarizes the shareholder fees and annual operating expenses an investor in the Fund would pay. Shareholder fees are paid directly from the investment. Annual operating expenses are paid out of the Fund’s assets. The shareholder fees and annual operating expenses shown in the table do not reflect any additional charges or expenses that may be imposed under the VA Contracts or VLI Policies.

Fees and Expenses Table

22

Shareholder Fees
(fees paid directly from the investment)
Maximum Sales Charge (Load)	Not Applicable
Maximum Deferred Sales Charge (Load)	Not Applicable
Redemption/Exchange Fee	Not Applicable
Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)
Management Fees	0.95%
Distribution (12b-1) Fees	0.25%
Other Expenses	%
Acquired (Underlying) Fund Fees and Expenses[1]
Total Other Expenses
Total Operating Expenses[2]	%
Fee Waivers and/or Expense Reimbursement[3]	%
Net Operating Expenses	%

________________

[1]

The Fund indirectly pays a portion of the expenses incurred by the underlying funds. Acquired (Underlying) Fund Fees and Expenses is an estimated annualized expense ratio of the underlying funds, based upon (i) Ibbotson’s allocation of the Fund’s assets among the underlying funds at fiscal year end; and (ii) the historical expense ratio of the underlying funds based upon their most recent fiscal period, which are stated on a net basis. The actual indirect expenses incurred by a shareholder will vary based upon the Fund’s actual allocation of its assets among the underlying funds and the actual expenses of the underlying funds. Certain of the underlying funds have agreed to expense limitations that may be in effect for varying periods.

[2]

Total Operating Expenses do not correlate to the ratio of expenses to average net assets of the Fund stated in the Financial Highlights section of this Prospectus, because the Financial Highlights section (i) reflects the operating expenses of the Fund and does not include acquired (underlying) fund fees and expenses; and (ii) reflects the fund of managers structure that was in place prior to April 7, 2008.

[3]

Old Mutual Capital has contractually agreed to limit the operating expenses of the Fund (inclusive of management fees and other expenses; exclusive of interest, taxes, brokerage, dividend and interest expense on short sales, litigation, indemnification, and extraordinary expenses) to an annual rate (as a percentage of the Fund’s average daily net assets) of 1.35%. This expense limitation may be terminated at any time after December 31, 2008, upon 30 days’ written notice of termination to the Board. Old Mutual Capital is entitled to reimbursement from the Fund of any fees waived pursuant to this arrangement if such reimbursement does not cause the operating expenses of the Fund in the year of reimbursement to exceed the expense limitation in effect in the year for which fees are being reimbursed and the reimbursement is made within three years after the expenses were reimbursed or absorbed.

Effective January 1, 2009, the Adviser contractually has agreed to limit the operating expenses of the Fund (excluding interest, taxes, brokerage costs and commissions, dividends on short sales, other expenditures capitalized in accordance with generally accepted accounting principles and extraordinary expenses not incurred in the ordinary course of business) to an annual rate of 3.00% for Service Class shares through December 31, 2017. The Adviser will consider further reductions to these limits on an annual basis.

Example

This example is intended to help compare the cost of investing in the Fund to the cost of investing in other mutual funds. This example makes four assumptions: 1) $10,000 is invested in the Fund for the time periods shown; 2) all shares are redeemed at the end of those time periods; 3) the investment earns a 5% return each year; and 4) the Fund’s operating expenses reflect net operating expenses for the one year period and total annual operating expenses without expense waivers for years two and three. The example

23

is hypothetical. Actual costs may be higher or lower. In addition, the example does not reflect any additional charges or expenses that may be imposed under the VA Contracts or VLI Policies. If these additional charges or expenses were reflected in the example, the costs would be higher.

Costs
	1 year	3 years

ASSET ALLOCATION PROCESS

Each Fund’s assets are allocated among equity and fixed income funds by investing in a distinctly weighted combination of underlying funds. These underlying funds, in turn, invest in a variety of U.S. and foreign equity and fixed income securities. The intended benefit of asset allocation is diversification, which reduces volatility over the long-term.

The Adviser has engaged Ibbotson to act as sub-adviser to each Fund and allocate, subject to the Adviser’s supervision, each Fund’s assets among the underlying funds. The first step in Ibbotson’s allocation process is to seek to develop an optimal model allocation among underlying funds using an analysis that looks at forecasted returns, standard deviations in historical returns, and the correlation of the performance of different market sectors. The goal of this process is to identify a combination of investments in different market sectors that is expected to maximize return for a given level of risk or minimize risk for a given level of return. Ibbotson then invests the assets allocated to a particular market sector among underlying funds that invest in that sector.

The Adviser and Ibbotson agree from time to time upon the universe of mutual funds that Ibbotson may consider when making allocation decisions. Ibbotson’s analysis in selecting and weighting the underlying funds from that universe includes historical returns-based style interviews, relative and absolute performance, including correlations with other underlying funds as well as corresponding benchmarks, and historical volatility (the variability of returns from one period to the next). Ibbotson seeks a combination of underlying funds that it believes will optimize returns, given each Fund’s risk profile. When considering equity funds, Ibbotson focuses on the underlying funds’ foreign and domestic exposure, market capitalization ranges, use of derivative strategies, and investment style (growth vs. value). When considering fixed income funds, Ibbotson’s primary focus is the overall level of risk in the type of fixed income securities in which the underlying funds invest and on maximizing current income and long-term capital growth.

Periodically, Ibbotson will re-evaluate each Fund’s target asset allocation and may recommend the rebalancing of a Fund’s assets among asset classes and underlying funds to reflect changes in the target allocations or to reallocate the Fund’s holdings to match the target allocation. Each Fund may change its target allocation to each asset class or the underlying funds in each asset class (including adding or deleting underlying funds), without prior approval from or notice to shareholders.

Decisions to sell shares of the underlying funds are made for cash flow purposes, such as redemptions or expenses, as a result of periodic rebalancing of a Fund’s portfolio holdings, or as an adjustment to an underlying fund’s target allocation based on Ibbotson’s view of the Fund’s characteristics and other allocation criteria.

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MORE ABOUT THE UNDERLYING FUNDS

The following is intended to summarize the investment objectives and primary strategies of the underlying funds in which the Funds currently intend to invest. These summaries do not reflect all of the investment policies and strategies that are disclosed in each underlying fund’s prospectus, and are not an offer of the underlying funds’ shares. The underlying funds in which the Funds intend to invest may change from time to time and the Funds may invest in underlying funds in addition to those described below at the discretion of the Adviser without prior notice to or approval of shareholders. The prospectus and statement of additional information for each underlying fund is available on our website at oldmutualfunds.com.

Each underlying fund normally will be invested according to its investment strategy. However, an underlying fund also may have the ability to invest without limitation in money market instruments or other investments for temporary, defensive purposes.

The Funds invest in Institutional Class shares of the underlying funds.

Equity Funds

Old Mutual Advantage Growth Fund – The investment objective of the fund is to seek to provide investors with long-term capital growth. To pursue its objective, the fund normally invests at least 65% of its net assets in equity securities of medium and large-cap companies with favorable growth prospects, as evidenced by such factors as superior revenue growth, high quality of earnings, global distribution, and strong competitive advantages.

Old Mutual Analytic U.S. Long/Short Fund – The investment objective of the fund is to seek above-average total returns. To pursue its objective, the fund normally invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of companies whose securities are traded in U.S. markets. While the fund may invest in companies of any size, it generally invests in large and mid-cap companies. The Fund may also invest in long and short positions of publicly traded equity securities. The fund’s long and short positions may include equity securities of foreign issuers that are traded in U.S. markets. The fund generally takes long equity positions equal to approximately 120% of the fund’s equity assets excluding cash, and short equity positions equal to approximately 20% of the fund’s equity assets at the time of investment. The fund’s long equity exposure ordinarily ranges from 110% to 125% of the fund’s net assets and its short equity exposure ordinarily ranges from 10% to 33% of the fund’s net assets. The cash received from short sales may be used to invest in long equity positions.

Old Mutual Barrow Hanley Value Fund – The investment objective of the fund is to seek long-term capital growth. The fund is a non-diversified fund. To pursue its objective, the fund normally invests in equity securities of large and mid-cap companies with value characteristics. Undervalued stocks are generally those stocks that are out of favor with investors and, in the opinion of the fund’s sub-adviser, are trading at prices that are below average at the time of purchase in relation to such measures as earnings and book value. These stocks often have above average dividend yields.

Old Mutual Clay Finlay Emerging Markets Fund – The investment objective of the fund is to seek long-term capital appreciation. Under normal market conditions, the fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in securities issued by companies in emerging market countries. The fund normally emphasizes equity securities in its portfolio. Equity securities in which the fund may invest include common stocks, preferred stocks, securities convertible into common stocks, depository receipts, rights, and warrants. The fund normally invests in at least 6 emerging market countries, and will not invest more than 35% of assets in securities of issuers in any one emerging country. The fund may also invest up to 20% of assets in debt securities of corporate and government emerging country issuers and in equity and debt securities of corporate issuers and debt securities of corporate and government issuers in developing countries.

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Old Mutual Developing Growth Fund – The investment objective of the fund is to seek long-term capital growth. To pursue this objective, the fund normally invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of small-cap companies with growth characteristics at the time of purchase.

Old Mutual Discover Value Fund – The investment objective of the fund is to seek to provide investors with long-term capital growth. To pursue its objective, the fund normally invests at least 65% of its assets in equity securities of small cap companies with value characteristics. The fund may also invest in larger companies if they represent better prospects for capital appreciation. Although the fund normally invests in equity securities of U.S. companies, it may invest up to 20% of its total assets in foreign securities.

Old Mutual Focused Fund – The investment objective of the fund is to seek above-average total returns over a 3 to 5 year market cycle. The fund is a non-diversified fund. To pursue its objective, the fund normally invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of small, medium and large-cap companies. While the fund may invest in companies of any market capitalization, the fund generally invests in large-cap companies that the fund’s sub-adviser, believes have sustainable long-term growth prospects but are currently trading at modest relative valuations.

Old Mutual Heitman REIT Fund – The investment objective of the fund is to seek to provide investors with a high total return consistent with reasonable risk. To pursue its objective, the fund normally invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of companies principally engaged in the real estate industry, including real estate investment trusts (“REITs”). The fund’s sub-adviser considers a company to be principally engaged in the real estate industry if it derives at least 50% of its revenues from the ownership, construction, management, financing or sale of commercial, industrial or residential real estate or has at least 50% of its assets in such real estate.

Old Mutual International Equity Fund – The investment objective of the fund is to seek long-term capital appreciation. To pursue its objective, the fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of non-U.S. issuers. The fund allocates its assets to securities of issuers located in at least 3 non-U.S. countries and may invest in both developed and emerging markets. Generally, the fund limits its investments in any country to 25% or less of its total assets. However, the fund may invest more than 25% of its assets in issuers organized in Japan or the United Kingdom or in securities quoted or denominated in the Japanese yen, the British pound, or the euro.

Old Mutual Mid-Cap Fund – The investment objective of the fund is to seek above-average total return over a 3 to 5 year market cycle, consistent with reasonable risk. To pursue its objective, the fund normally invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of mid-cap companies. For purposes of this fund, mid-cap companies are those companies with market capitalizations similar to the companies in the S&P MidCap 400 Index.

Old Mutual Provident Mid-Cap Growth Fund – The investment objective of the fund is to seek to provide investors long-term capital appreciation. To pursue its objective, the fund normally invests at least 80% of its net assets (plus any borrowing for investment purposes) in equity securities of mid-cap companies with favorable growth prospects. For purposes of the fund, mid-cap companies are those companies with market capitalizations within the range of companies in the Russell Mid-Cap Growth Index.

Old Mutual Small Cap Value Fund – The investment objective of the fund is to seek long-term capital growth. To pursue its objective, the fund normally invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of small-cap companies with value characteristics. For purposes of this fund, small cap companies are those companies with market capitalizations similar to the companies in the Russell 2000® Value Index.

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Fixed Income Funds

Old Mutual Barrow Hanley Core Bond Fund – The investment objective of the fund is to seek to maximize total return. To pursue its objective, the fund normally invests at least 80% of its net assets in fixed income securities of varying maturities. Fixed income securities may include: U.S. government securities including Treasury and agency securities, corporate obligations, inflation-indexed securities, commercial and residential mortgage-backed securities, collateralized mortgage obligations and asset-backed securities. The fund may invest up to 25% of its total assets in U.S. dollar denominated foreign debt obligations. The fund may also invest up to 20% of its total assets in non-investment grade securities. The fund has no limitations on the range of maturities of the fixed income securities in which it can invest and will maintain an average portfolio duration that ranges from 80% to 120% of the average duration of the Lehman Brothers U.S. Aggregate Index. The sub-adviser will attempt to maintain an overall weighted average portfolio credit quality at a rating of “AA” (or equivalent) or higher from any nationally recognized statistical rating organization.

Old Mutual Dwight High Yield Fund – The investment objective of the fund is to seek to provide investors with a high level of current income. To pursue its objective, the fund normally invests at least 80% of its net assets (plus any borrowings for investment purposes) in high-yield, below investment-grade securities including high-yield corporate bonds and loans, municipal bonds, mortgage-backed and asset-backed securities, income-producing convertible securities, and preferred stocks. The fund may invest up to 30% of its assets in foreign securities. The fund may also invest in derivative instruments such as options, futures contracts, credit default swaps, and swaps and options on indices and may engage in certain investment techniques which create market exposure, such as dollar rolls. Dwight seeks to maintain a minimum average credit quality for the fund’s investments at a rating of “B” (or equivalent) or higher from any NRSRO. The fund’s investment duration typically ranges from 75% to 125% of the average duration of the Lehman Brothers U.S. Corporate High Yield Index.

Old Mutual Dwight Intermediate Fixed Income Fund – The investment objective of the fund is to seek a high level of current income consistent with relative stability of principal. To pursue its objective, the fund normally invests at least 80% of its net assets (plus any borrowings for investment purposes) in a diversified portfolio of fixed income securities of varying maturities. The fund generally invests in investment grade fixed income securities but may invest up to 15% of its assets in high yield securities. The fund may also invest in derivative instruments such as options, futures contracts, and options on indices and may engage in certain investment techniques which create market exposure, such as dollar rolls. The fund’s investment duration typically ranges from 75% to 125% of the average duration of the Lehman Brothers Intermediate Aggregate Bond Index. The fund’s dollar weighted average maturity will typically be between 3 and 10 years.

Old Mutual International Bond Fund – The investment objective of the fund is to seek high total return and, when consistent with total return, income. To pursue its objective, the fund normally invests in fixed income securities of foreign government and corporate issuers. Those fixed income securities, referred to as “bonds,” generally include long-term and short term government bonds, participation interests in loans, corporate debt obligations, “structured” notes, and other debt obligations. The Fund normally invests at least 80% of its net assets, plus borrowings for investment purposes, in “bonds” and invests in at least three countries other than the United States.

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MORE ABOUT INVESTMENT RISK

The principal investment strategies and main risks of the Funds have been described in the Fund Summaries section of this Prospectus. This section of the Prospectus discusses the risks of investing in the Funds in greater detail.

Equity Securities. Equity securities include common and preferred stocks, convertible securities, warrants, and rights. Equity security prices fluctuate over time. Equity security prices may fall as a result of factors that relate to a company, such as management decisions or lower demand for a company’s products or services. Equity security prices may fall because of factors affecting companies in a number of industries, such as increased production costs. Equity security prices may also fall because of changes in other financial markets, such as interest rate or currency exchange rate changes.

Growth Securities. Growth securities are equity securities that have or are expected to have strong sales and earnings growth and capital appreciation potential and that will grow faster than the economy as a whole. Growth securities may be more sensitive to changes in business momentum and earnings than other securities because they typically trade at higher earnings multiples.

Value Securities. Value securities are equity securities that are or are believed to be currently underpriced. Value companies may have experienced adverse business developments or may be subject to special risks that have caused their securities to be out of favor.

Foreign Securities. Foreign securities refer to securities of issuers, wherever organized, that have their principal business activities outside of the U.S. and are not traded in the U.S. Investments in foreign securities involve different risks than U.S. investments, including fluctuations in currency exchange rates, potentially unstable political and economic structures, limitations on the use or transfer of fund assets, reduced availability of public information, and lack of uniform financial reporting and regulatory practices similar to those that apply to U.S. issuers.

Foreign securities include American Depository Receipts and American Depository Shares (collectively, “ADRs”), European Depositary Receipts (“EDRs”), Global Depositary Receipts (“GDRs”), exchange traded funds, and other similar global instruments. ADRs are certificates issued by a U.S. bank that represent a bank’s holdings of a stated number of shares of a foreign corporation. An ADR is bought and sold in the same manner as a U.S. equity security and is priced in U.S. dollars. EDRs and GDRs are receipts that represent a stated number of shares of a foreign corporation, only they are issued by a non-U.S. bank or a foreign branch of a U.S. bank. EDRs and GDRs are generally designed for use on foreign exchanges and are typically not priced in U.S. dollars. Although ADRs, EDRs, and GDRs are alternatives to directly purchasing the underlying foreign securities in their national markets and currencies, they are also subject to many of the risks associated with investing directly in foreign securities.

Small- and Medium-Sized Company Securities. Small- and medium-sized company securities involve greater risk and price volatility than larger, more established companies because they tend to have more limited product lines, markets and financial resources, such as access to capital, and may be dependent on a smaller and more inexperienced management group. In addition, small- and medium-sized company securities may trade much less frequently than securities of larger companies, making the prices of these securities subject to greater volatility.

Small- and medium-sized company securities may appreciate faster than those of larger, more established companies for many reasons. For example, small- and medium-sized companies tend to have younger product lines whose distribution and revenues are still maturing.

Technology and Communications Company Securities. Technology and communications company securities are securities of companies that rely extensively on technology or communications in their product development or operations or are expected to benefit from technological advances and improvements. These securities are strongly affected by worldwide scientific and technological developments and

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governmental laws, regulations and policies, and, therefore, are generally more volatile than companies not dependent upon or associated with technology or communications issues.

Technology or communications company securities offer investors significant growth potential because they may be responsible for breakthrough products or technologies or may be positioned to take advantage of cutting-edge, technology-related developments.

REITs. A real estate investment trust (“REIT”) is a separately managed trust that makes investments in various real estate businesses. An equity REIT may own real estate and pass the income it receives from rents from the properties, or the capital gain it receives from selling a building, to its shareholders. A mortgage REIT specializes in lending money to building developers and passes the interest income it receives from the mortgages to shareholders. A hybrid REIT combines the characteristics of equity and mortgage REITs.

The real estate industry is particularly sensitive to: (i) economic factors, such as interest rate changes or recessions; (ii) over-building in one particular area, changes in zoning laws, or changes in neighborhood values; (iii) increases in property taxes; (iv) casualty and condemnation losses; and (v) regulatory limitations on rents.

REITs may expose a fund to similar risks associated with direct investment in real estate. REITs are more dependent upon specialized management skills, have limited diversification and are, therefore, generally dependent on their ability to generate cash flow to make distributions to shareholders.

Money Market Instruments. Money market instruments include high quality, short-term, U.S. and foreign debt instruments denominated in U.S. dollars, including bank obligations (such as CDs, time deposits, bankers’ acceptances, and banknotes), commercial paper, corporate obligations (including asset-backed securities), government obligations (such as U.S. Treasury, agency, or foreign government securities), short-term obligations issued by state and local governments, and repurchase agreements. Money market instrument prices fluctuate over time. Money market instrument prices may fall as a result of factors that relate to the issuer, such as a credit rating downgrade. Money market instrument prices may fall because of changes in the financial markets, such as interest rate changes.

Money market instruments have greater short-term liquidity, capital preservation, and income potential than longer-term investments such as stocks or long-term debt.

Old Mutual VA Asset Allocation Balanced Portfolio, Old Mutual VA Asset Allocation Conservative Portfolio, Old Mutual VA Asset Allocation Growth Portfolio, and Old Mutual VA Asset Allocation Moderate Growth Portfolio generally limit their investments in money market instruments to no more than 25%, 30%, 15%, and 20% of their total assets, respectively. However, Old Mutual VA Asset Allocation Growth Portfolio generally invests in money market instruments only for temporary defensive or cash management purposes.

Over the Counter (“OTC”) Securities. OTC securities are securities that are not listed and traded on an organized exchange, but are bought and sold through a computer network or over the telephone. OTC securities may not trade as often as securities listed on an exchange. So, if a fund were to sell an OTC security, it might have to offer the security at a discount or sell it in smaller share lots over an extended period of time.

OTC securities may appreciate faster than exchange-traded securities because they are typically securities of younger, growing companies.

Derivatives. A derivative is a security or instrument whose value is determined by reference to the value or the change in value of one or more securities, indices, currencies, or other financial instruments. Derivatives include futures, options, options on futures, OTC options, forward foreign currency contracts, and swaps.

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Because of the low margin deposits required, derivatives often involve an extremely high degree of leverage. As a result, a relatively small price movement in a derivative may result in immediate and substantial loss, or gain, to the investor. Successful use of a derivative depends on the degree to which prices of the underlying assets correlate with price movements in the derivatives a fund buys or sells. A fund could be negatively affected if the change in market value of its securities fails to correlate perfectly with the values of the derivatives it purchased or sold. Thus, the use of derivatives may result in losses in excess of the amount invested.

Derivatives may be used for a variety of purposes, including: (i) to reduce transaction costs; (ii) to manage cash flows; (iii) to maintain full market exposure, which means to adjust the characteristics of a fund’s investments to more closely approximate those of its benchmark; (iv) to seek to enhance returns, which may be considered speculative; and (v) to protect a fund’s investments against declines in value (a practice called “hedging”).

Funds are subject to the federal securities laws, including the Investment Company Act of 1940, as amended (the “1940 Act”), and related rules, as interpreted by various SEC staff positions. Generally, with respect to certain kinds of derivatives, a fund must "set aside" (referred to sometimes as "asset segregation") liquid assets, while a derivatives contract is open. With respect to forwards and futures contracts that are not contractually required to “cash-settle,” a fund covers its open positions by setting aside liquid assets equal to a contract’s full, notional value. With respect to forwards, futures, and index options that are contractually required to "cash-settle," however, a fund generally will set aside liquid assets in an amount equal to a fund’s daily marked-to-market (net) obligations, if any (i.e., a fund’s daily net liability, if any), rather than the notional value. By setting aside assets equal to only its net obligations under cash-settled forward, futures, and index options contracts, a fund will have the ability to employ leverage to a greater extent than if a fund were required to segregate assets equal to the full notional value of such contracts. The use of leverage involves certain risks.

Short Sales. A security is sold short when a fund sells a security it does not own. To sell a security short, a fund must borrow the security from someone else to deliver it to the buyer. A fund then replaces the borrowed security by purchasing it at the market price at or before the time of replacement. Until it replaces the security, a fund repays the person that lent it the security for any interest or dividends that may have accrued during the period of the loan. Because a fund’s loss on a short sale arises from increases in the value of the security sold short, such loss is theoretically unlimited.

A fund can lose money if the price of the security it sold short increases between the date of the short sale and the date on which the fund replaces the borrowed security. Likewise, a fund can profit if the price of the security declines between those dates.

To borrow the security, a fund also may be required to pay a premium, which would increase the cost of the security sold. A fund will incur transaction costs in effecting short sales. A fund’s gains and losses will be decreased or increased, as the case may be, by the amount of the premium, dividends, interest, or expenses a fund may be required to pay in connection with a short sale.

Non-Diversification. Certain of the underlying funds are considered non-diversified and can invest a greater portion of their assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single issuer could cause greater fluctuations in the value of underlying fund shares than would occur in an underlying diversified fund.

Fixed Income Securities. Fixed income securities include U.S. government securities, government agency securities, corporate bonds, mortgage-backed and asset-backed securities, lower-rated bonds, foreign bonds, money market instruments, and certain other types of debt or hybrid instruments. Fixed income security prices fluctuate over time. The price of a fixed income security may fall as a result of adverse events involving the issuer of the security, changes in interest rates, or other adverse economic or political events.

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A fund’s investment in fixed income securities is subject to interest rate risk and credit risk, including changes in debt ratings.

Interest Rate Risk. A change in interest rates will affect the value of a fund’s fixed income investments. Debt securities tend to move inversely with changes in interest rates. For example, when interest rates rise, debt security prices generally fall.

Credit Risk. The value of the debt securities held by a fund also fluctuates with the credit quality of the issuers of those securities. A fund could lose money if the issuer of a security is unable to meet its financial obligations or goes bankrupt. Failure of an issuer to make timely payments of principal and interest or a decline or perception of decline in the credit quality of a debt security can cause the price of the debt security to fall, potentially lowering a fund’s share price.

Changes in Debt Ratings. If a rating agency assigns a debt security a lower rating, the value of the security will decline because investors will demand a higher rate of return to compensate for the additional perceived risk.

U.S. Government Securities. U.S. government securities include U.S. Treasury bills, notes, and bonds of varying maturities that are backed by the full faith and credit of the U.S. government. U.S. government securities generally offer lower yields than other fixed income securities. Holding U.S. government securities lowers the risk profile of an investment portfolio as the timely payment of principal and interest on such securities is guaranteed by the U.S. government.

U.S. Government Agency Securities. U.S. government agency securities are debt securities issued or guaranteed as to principal and interest by U.S. government agencies, U.S. government sponsored enterprises, and U.S. government instrumentalities that are not direct obligations of the U.S. government. Certain U.S. government agency securities are also not backed by the full faith and credit of the U.S. government. U.S. government agency securities represent a higher risk of default than U.S. government securities.

Mortgage-Backed Securities. Mortgage-backed securities are securities that represent pools of mortgages (including collateralized mortgage obligations (CMOs)), where investors receive principal and interest payments from the repayment of underlying mortgage loans. Some mortgage-backed securities are issued and guaranteed against default by the U.S. government or its agencies or instrumentalities, such as the Government National Mortgage Association, Federal National Mortgage Association, and Federal Home Loan Mortgage Corporation.

Mortgage-backed securities may be adversely affected by changes in interest rates and the creditworthiness of the issuer and underlying mortgage holders. Also, the mortgages underlying mortgage-backed securities may be subject to unscheduled or early payments, which may shorten the maturities of these securities and may lower their returns.

Mortgage-backed securities may offer higher yields and the potential for higher returns than certain other fixed income securities.

Stripped Mortgage-Backed Securities. Stripped mortgage-backed securities are derivative multiple-class mortgage-backed securities. Stripped mortgage-backed securities usually have two classes that receive different proportions of interest and principal distributions on a pool of mortgage assets. One class might receive all of the interest distributions - interest-only strips (IOs) and the other all the principal distributions - principal only strips (POs).

The cash flows and yields on stripped mortgage-backed securities are extremely sensitive to interest rates and the rate of principal payments (including prepayments) on the underlying mortgage loans or mortgage-backed securities. A rapid rate of principal payments may adversely affect the yield to maturity of IOs. Slower than anticipated prepayments of principal may adversely affect the yield to maturity of POs.

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The yields and market risk of IO and PO stripped mortgage-backed securities may be more volatile than those of other fixed income securities. The market for stripped mortgage-backed securities may be limited, making it difficult for a fund to value or to sell its holdings at an acceptable price. Stripped mortgage-backed securities may offer higher yields than other, more stable, fixed income securities, such as traditional mortgage-backed securities. Certain stripped mortgage-backed securities may be deemed to be illiquid.

Asset-Backed Securities. Asset-backed securities are interests in a stream of payments from specific assets, such as automobile or credit card receivables. These securities are generally pass-through securities, which means that principal and interest payments on the underlying securities (less servicing fees) are passed through to shareholders on a pro rata basis.

Asset-backed securities may be adversely affected by changes in interest rates. Also, the nature of the underlying collateral may make it more difficult for issuers of asset-backed securities to recover or repossess such collateral upon a default.

Corporate Bonds. Corporate bonds are debt securities of companies that are rated at or above investment grade by one or more nationally recognized rating organizations. Issuers of corporate bonds may default on their obligations to repay principal and interest. Also, changes in interest rates may adversely affect the market value of corporate bonds.

Lower-Rated (Junk) Bonds. Lower-rated bonds are debt securities of companies that are rated below investment grade (BB/Ba or lower). Lower-rated bonds have a higher risk of default, tend to be less liquid, and may be difficult to value. Lower-rated bonds offer higher yields and higher potential gains than investment-grade (BBB/Baa or higher) bonds.

Foreign Bonds. Foreign bonds are debt securities of foreign governments and foreign companies. In addition to the risks present for domestic bonds, foreign bonds are subject to the additional risks of potential adverse political developments or political instability; differences in accounting, auditing, and financial reporting standards; a lack of adequate information from bond issuers due to less stringent government regulation; and adverse changes in foreign exchange rates.

Zero Coupon and Pay-In-Kind Securities. A zero coupon security pays no interest to its holders until it matures and is sold at a discount to its face value. Pay-in-kind securities are securities that generally pay interest through the issuance of additional securities. The market prices of these securities generally are more volatile and are likely to respond to a greater degree to changes in interest rates than the market prices of securities that pay interest periodically or in cash.

Securities That Are Not Readily Marketable. A security is not readily marketable, or “illiquid,” if the Fund cannot sell it within 7 days in the ordinary course of business for approximately the amount at which it is valued on the books of a fund. For example, some securities are not registered under U.S. securities laws and cannot be sold to the public because of SEC regulations (these are known as “restricted securities”). Investments in illiquid securities, which may include restricted securities, involve higher risks because a fund may be unable to sell an illiquid security or sell at a reasonable price. In addition, in order to sell a restricted security, a fund may have to bear the expenses associated with registering the shares with the SEC and incur delays in selling the security.

Temporary Defensive Investments. In times of unstable or adverse market or economic conditions, a fund may hold a significant portion of its assets in temporary defensive instruments that may be inconsistent with their principal investment strategies in an effort to enhance liquidity or preserve capital. Temporary defensive investments generally include cash, cash equivalents such as commercial paper, money market instruments, short-term debt securities, U.S. government securities, or repurchase agreement transactions. They could also hold these types of securities pending the investment of proceeds from the sale of fund shares or portfolio securities or to meet anticipated redemptions of fund shares. Investments in temporary defensive investments may be made for undetermined periods of time, depending on market or economic conditions. To the extent a fund invests defensively, it might not achieve its investment objective.

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Portfolio Turnover. A change in the securities held by a fund is known as “portfolio turnover.” It is not anticipated that any of the Funds will have a portfolio turnover rate of over 100%. An underlying fund may engage in active and frequent trading to try to achieve its investment objective, however, and may have a portfolio turnover rate of over 100%. Higher portfolio rates increase the brokerage costs for the fund conducting the trading and may adversely affect its performance. However, most of the Funds’ portfolio transactions will be trades in the shares of the underlying funds, which do not involve brokerage commissions.

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MANAGEMENT

The Adviser

Old Mutual Capital, Inc., located at 4643 South Ulster Street, Suite 600, Denver, Colorado 80237, is the investment adviser to the Funds. The Adviser was organized in 2004 and is a wholly-owned subsidiary of Old Mutual (US) Holdings Inc. ("OMUSH"), which is a wholly-owned subsidiary of OM Group (UK) Limited, which, in turn, is a wholly-owned subsidiary of Old Mutual plc, a London-exchange-listed international financial services firm.

The Adviser oversees the operations of the Funds and supervises Ibbotson, the Funds’ sub-adviser. The Board supervises the Adviser and Ibbotson and establishes policies that the Adviser and Ibbotson must follow in their day-to-day investment management activities.

The Sub-Adviser

Ibbotson Associates Advisors, LLC (“Ibbotson”), a Delaware limited liability company located at 225 North Michigan Avenue, Chicago, Illinois 60601, is a wholly-owned subsidiary of Ibbotson Associates, Inc., which is a wholly-owned subsidiary of Morningstar, Inc. Ibbotson is the sub-adviser to each Fund and allocates, subject to the Adviser’s supervision, each Fund’s assets among the underlying funds.

Advisory Fees

The table below shows the aggregate fee paid to the Adviser for the fiscal year ended December 31, 2007 as a percentage of average daily net assets. These fees were paid under the fund of managers structure that was in place prior to April 7, 2008. A discussion regarding the basis for the Board’s approval of the investment advisory agreement with the Adviser for the fund of managers structure is available in the Trust’s annual report to shareholders dated December 31, 2006.

Advisory Fee
Old Mutual VA Asset Allocation Balanced Portfolio	0.90%
Old Mutual VA Asset Allocation Conservative Portfolio	0.85%
Old Mutual VA Asset Allocation Growth Portfolio	0.95%
Old Mutual VA Asset Allocation Moderate Growth Portfolio	0.90%

Under the fund of funds structure, the Adviser is entitled to a fee, which is calculated daily and paid monthly, at an annual rate of each Fund’s average daily net assets as set forth in the table below. A discussion regarding the basis for the Board’s approval of the investment advisory agreement with the Adviser for the fund of funds structure is available in the Trust’s annual report to shareholders dated December 31, 2007.

Management Fee
Old Mutual VA Asset Allocation Balanced Portfolio	0.20%
Old Mutual VA Asset Allocation Conservative Portfolio	0.20%
Old Mutual VA Asset Allocation Growth Portfolio	0.25%
Old Mutual VA Asset Allocation Moderate Growth Portfolio	0.25%

In addition, in the interest of limiting the expenses of the Funds, the Adviser has signed expense limitation agreements with the Trust on behalf of the Funds pursuant to which the Adviser has agreed to reduce the

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fees payable to it under the advisory agreement and to assume other expenses in an amount necessary to limit total annual operating expenses to an annual rate (as a percentage of a Fund’s average daily net assets) (“Expense Limit”) as set forth in the table below.

	Service Class Expense Limit	Expiration Date
Old Mutual VA Asset Allocation Conservative Portfolio	1.25%	December 31, 2008
Old Mutual VA Asset Allocation Conservative Portfolio	3.00%	December 31, 2017
Old Mutual VA Asset Allocation Balanced Portfolio	1.30%	December 31, 2008
Old Mutual VA Asset Allocation Balanced Portfolio	3.00%	December 31, 2017
Old Mutual VA Asset Allocation Moderate Growth Portfolio	1.30%	December 31, 2008
Old Mutual VA Asset Allocation Moderate Growth Portfolio	3.00%	December 31, 2017
Old Mutual VA Asset Allocation Growth Portfolio	1.35%	December 31, 2008
Old Mutual VA Asset Allocation Growth Portfolio	3.00%	December 31, 2017

For the expense limitation agreement expiring December 31, 2008, to the extent that the Adviser limits the operating expenses of a Fund, the Adviser may seek reimbursement of such expenses within two fiscal years after the fiscal year in which the fees were waived, so long as the Fund’s assets are greater than $75 million, such reimbursement does not cause the operating expenses of the Fund in the year of reimbursement to exceed the expense limitation in effect in the year for which fees are being reimbursed, and the reimbursement was approved by the Board of Trustees of the Trust.

For the expense limitation agreement expiring December 31, 2017, the Adviser is entitled to reimbursement from a Fund of any fees waived pursuant to the expense limitation arrangement if such reimbursement does not cause the operating expenses of the Fund in the year of reimbursement to exceed the expense limitation in effect in the year for which fees are being reimbursed and the reimbursement is made within three years after the expenses were reimbursed.

Ibbotson is entitled to receive a fee from the Adviser. The fee arrangement for Ibbotson is described in the SAI. A discussion regarding the basis for the Board’s approval of the investment sub-advisory agreement with Ibbotson is available in the Trust’s annual report to shareholders dated December 31, 2006.

The back cover of this Prospectus explains how you can obtain a copy of the SAI and the shareholder reports.

The Portfolio Managers

The following summarizes the experience of the members of the portfolio management team primarily responsible for the day-to-day management of the Funds’ portfolios. Except as otherwise noted, each portfolio manager listed below has served in his/her position for at least the last 5 years.

Name (Role on Team)	Business Experience

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Ibbotson Associates Advisors, LLC	Peng Chen, Ph.D., CFA (Lead Portfolio Manager)	President and Chief Investment Officer, Ibbotson.
	Scott Wentsel, CFA, CFP (Senior Portfolio Manager)	Vice President and Senior Portfolio Manager, Ibbotson, since 2005; Executive Director, Morgan Stanley, 2000 to 2005.
	Brian Huckstep, CFA (Portfolio Manager)	Portfolio Manager, Ibbotson, since 2005; Director of Data Acquisition, Morningstar, 2003 to 2005; Vice President, Northern Trust, 1994 to 2003.
Old Mutual Capital, Inc.	J.C. Waller (Portfolio Manager)

Vice President – Director of Investment Services (May 2007 – present) and Chief Investment Officer (September 2007 – present), Old Mutual Capital, Inc.; Vice President of Investments/Director of Institutional Portfolio Management (2005 – May 2007) and Portfolio Manager (2002 – May 2007), ICON Advisers, Inc.

For more information on the Funds’ portfolio managers, their compensation, other accounts managed by them, and their ownership of shares of the Funds, please see the SAI.

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INVESTMENT IN THE FUNDS

Share Price

Share of a Fund are bought, sold, or redeemed at net asset value (“NAV”). NAV per share class of a Fund is calculated by dividing the total net assets of each class by the total number of the class’ shares outstanding. NAV is determined as of the close of regular trading on the New York Stock Exchange (the “NYSE”) (normally 4:00 p.m. Eastern time) on each day that the NYSE is open, except that securities traded primarily on the NASDAQ Stock Market (“NASDAQ”) are normally valued by a Fund at the NASDAQ Official Closing Price provided by NASDAQ each business day. NAV is not calculated, and Fund transactions are not conducted, on days the NYSE is closed (generally weekends and New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day).

Purchases, exchanges, or redemptions of Fund shares will be priced at the next NAV calculated after the request is received in good order by the Funds’ transfer agent or other Fund agents. Shares begin to earn dividends on the first business day following the day of purchase. Shares earn dividends until the day of redemption. The NAV of shares when redeemed may be more or less than the price originally paid, depending primarily upon a Fund's investment performance.

Since each Fund is mainly invested in shares of the underlying funds, a Fund’s NAV is based mainly on the NAV of the underlying funds in which it invests. The prospectuses for the underlying funds explain the circumstances under which the underlying funds may use fair value pricing and its effects.

Valuing Fund Securities

The Funds and the underlying funds use pricing services to determine the market value of the securities in their portfolios. They generally use the market value of securities as of the close of regular trading on the NYSE to value equity securities held in the portfolio, except that securities traded primarily on NASDAQ are normally valued by a Fund at the NASDAQ Official Closing Price provided by NASDAQ each business day.

If a market quotation is not readily available or is believed to be unreliable, the security is valued at fair value as determined in good faith by the board of trustees of the Fund or pursuant to procedures approved by such board. The valuation assigned to a fair valued security for purposes of calculating a Fund's NAV may differ from the security's most recent closing market price and from the prices used by other mutual Funds to calculate their NAVs. Although intended to do so, the fair value procedures may not always better represent the price at which a Fund could sell the fair valued security and may not always result in a more accurate NAV.

Policy Regarding Excessive or Short-Term Trading

While the Funds provide shareholders with daily liquidity, the Funds are intended to be long-term investment vehicles and are not designed for investors who engage in excessive short-term trading activity, market-timing, or other abusive trading practices. Short-term trading, market-timing, or other abusive trading practices may disrupt portfolio management strategies, may drive Fund expenses higher, and may harm Fund performance. In particular, frequent trading of a Fund’s shares may:

•	force a Fund to sell its shares in the underlying funds sooner than it otherwise would in order to honor redemptions; or
•	dilute the value of Fund shares held by long-term shareholders.

The Funds, the Adviser, and their agents, will not knowingly permit investors to excessively trade the Funds, although no guarantees can be made that we will be able to identify and restrict all such trading in the Funds. The Adviser and its agents cannot always know or reasonably detect short-term trading through

37

Participating Insurance Companies or through the use of omnibus accounts by Participating Insurance Companies.

To minimize harm to a Fund and its shareholders, we reserve the right to reject any purchase order, including exchange purchases, for any reason without prior notice.

The Board has adopted, and the Adviser and its agents have implemented, tools to discourage short-term trading in the Funds. Each of these tools is described below. Although they are designed to discourage short-term trading, none of these tools alone nor all of them taken together, can eliminate the possibility that short-term trading activity in a Fund will occur. Moreover, each of these tools, other than the redemption/exchange fee, involves judgments, which are inherently subjective. The Adviser and its agents seek to make these judgments to the best of their abilities in a manner that they believe is consistent with long-term shareholder interests. For purposes of applying these tools, the Adviser and its agents may consider an investor's trading history in the Funds, other funds, and accounts under common ownership, influence, or control. The Adviser and the Funds may modify these procedures in response to changing regulatory requirements or to enhance the effectiveness of the procedures.

Trade Activity Monitoring

The Adviser and its agents monitor selected trades based on a shareholder’s trading activity and history in an effort to detect short-term trading activities. If as a result of this monitoring the Adviser, or one of its agents, determines that a holder of a VA Contract or a VLI Policy has engaged in short-term trading, it will (i) use its best efforts to work with the Participating Insurance Company that issued the VA Contract or VLI Policy holds the account to inform the holder that such activities must stop, and (ii) use its best efforts to refuse to process allocations or transfers by the holder. Determining whether a holder has engaged in short-term trading involves judgments that are inherently subjective. In making such judgments, the Adviser and its agents seek to act in a manner that they believe is consistent with the best interests of long-term Fund shareholders.

The Adviser and its agents seek to apply the excessive short-term trading policy uniformly to all Participating Insurance Companies. The ability of the Adviser and its agents to monitor allocations and transfers that are placed by holders of VA Contracts and VLI Policies is limited because Participating Insurance Companies often maintain the underlying shareholder accounts in omnibus accounts. The Adviser and its agents rely on Participating Insurance Companies to monitor trading activity in omnibus accounts and enforce the Funds’ short-term trading policy on holders of VA Contracts and VLI Policies. The Adviser and its agents apply the excessive short-term trading policy uniformly to all Participating Insurance Companies. In compliance with Rule 22c-2 of the 1940 Act, the Trust has in place with each Participating Insurance Company or other entity, deemed to be a financial intermediary under Rule 22c-2 (“Financial Intermediary”), an agreement (“Shareholder Information Agreement”) that requires the Financial Intermediary to (i) provide the taxpayer identification numbers and transaction information about holders of VA Contracts and VLI Policies and Fund shareholders who hold their shares through the Financial Intermediary, (ii) use its best efforts to determine, upon request of the Trust, whether any other person that holds Fund shares through the Financial Intermediary is itself determined to be a Financial Intermediary (“Indirect Intermediary”), and upon further request by the Trust provide the above information regarding shareholders holding an account with such Indirect Intermediary, and (iii) carry out any instructions from the Trust to restrict or prohibit any further purchases or exchanges of Fund shares in the account of a holder of a VA Contract or VLI Policy whom the Trust identifies as having violated the Trust’s market timing or excessive trading policies, as permitted by applicable VA Contracts or VLI Policies. These contractual arrangements will enhance the Adviser’s ability to monitor trades placed through omnibus accounts. However, there is no assurance that Financial Intermediaries will, in all instances, cooperate with the Adviser in monitoring trading activity, will be successful in obtaining data from Indirect Intermediaries, or will carry out instructions to restrict or prohibit purchases.

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Trading Guidelines

If a holder of a VA Contract or a VLI Policy exceeds four exchanges out of a Fund per calendar year or if a Fund, the Adviser, a Participating Insurance Company, or one of their agents determines that a holder's short-term trading activity is detrimental to Fund shareholders (regardless of whether or not the activity exceeds these guidelines), the Fund will not knowingly accept any additional purchase and exchange orders in the account of such shareholder. The Funds and the Adviser and their agents may accept exchanges that are detected under these guidelines if they believe that such transactions are not short-term trading activity, are for legitimate trading purposes, and are consistent with the best interests of long-term shareholders.

Transactions placed through the same Participating Insurance Company on an omnibus basis may be deemed part of a group for purposes of this policy and may be rejected in whole or in part. Transactions accepted by a Participating Insurance Company in violation of our short-term trading policy are not deemed accepted by a Fund and may be cancelled or revoked. The Adviser may also suspend or terminate a shareholder’s exchange privileges if a shareholder engages in a disruptive pattern of exchanges.

Investing in the Funds

Choosing a Share Class

The Funds have two classes of shares, one of which, Service Class Shares, is offered by this Prospectus. Each class represents investments in the same portfolio of securities and has the same rights and privileges as the other share classes of the Fund, except that Service Class Shares are subject to a 0.25% distribution fee, which is paid pursuant to a Distribution Plan adopted under Rule 12b-1 of the 1940 Act. Exchanges are permitted between the Funds but only among the same class. Each class may have exclusive voting rights with respect to matters affecting only that class.

Buying and Selling Fund Shares

Only Participating Insurance Companies may buy and sell Fund shares. The value of the VA Contracts and VLI Policies offered by separate accounts of Participating Insurance Companies is based on the performance of the separate accounts. The separate accounts, or subaccounts of the separate account, may invest in the Funds. The prospectus for these separate accounts explains how to purchase and redeem a VA Contract or VLI Policy, and how to allocate premiums to, and make transfers between, subaccounts of the separate accounts.

General Policies

▪	The Funds may reject purchase orders.
▪	The Funds reserve the right to make redemptions in securities rather than in cash if the redemption amount exceeds $250,000 or 1.00% of the aggregate NAV of a Fund in any 90-day period.

Dividends and Taxes

The Funds pay shareholders dividends from their net investment income and distributions from their net realized capital gains, if available. Old Mutual VA Asset Allocation Growth Portfolio and Old Mutual VA Asset Allocation Moderate Growth Portfolio pay net investment income and distributions from capital gains annually. Old Mutual VA Asset Allocation Balanced Portfolio and Old Mutual VA Asset Allocation Conservative Portfolio pay net investment income quarterly and distributions from capital gains annually. Dividends and distributions will be reinvested in the Fund unless the Participating Insurance Company instructs the Fund otherwise. There are no fees on reinvestments.

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The separate accounts of Participating Insurance Companies generally are not taxed on dividends and distributions received from the Funds. The prospectus for the Participating Insurance Company separate account discusses the tax treatment of VA Contracts and VLI Policies. Holders of VA Contracts and VLI Policies should consult their tax professionals about the tax consequences of a VA Contracts of a VLI Policy. .

Distribution Arrangements

The Trust, on behalf of the Service Class Shares of the Funds, has adopted a Distribution Plan pursuant to which the Fund pays distribution fees to the Distributor, Old Mutual Investment Partners (the “Distributor”). Distribution fees are paid for the sale and distribution of Service Class Shares. All or a substantial portion of the distribution fees that are paid to the Distributor are re-allowed to the Participating Insurance Company or another entity providing personal shareholder services. Because distribution fees are paid out of the Fund's Service Class assets on an on-going basis, over time these fees will increase the cost of the investment and may cost more than paying other types of sales charges.

Revenue Sharing

Payments by Old Mutual Investment Partners

From time to time, the Distributor may make payments from its own resources to Participating Insurance Companies that sponsor VA Contracts and VLI Policies which offer or hold Fund shares or to other Financial Intermediaries. These payments are made in exchange for certain services provided by the Participating Insurance Company or Financial Intermediary, such as administrative or recordkeeping support services and/or marketing support. Administrative and recordkeeping support services vary among intermediaries, but may include transaction processing or account maintenance activities (such as processing purchases, redemptions, or exchanges or producing customer account statements or tax statements) sub-accounting services, answering shareholder inquiries relating to the Funds, delivering proxy statements, annual reports, updated prospectuses, and other communications, and other recordkeeping services relating to investments in the Funds. Marketing support payments include payments for conferences and seminars, investor and dealer-sponsored events, educating sales personnel of the insurance company or other intermediary, placement on sales lists and access (in some cases on a preferential basis over competitors of the Funds) to sales meetings and salespeople of the intermediary. In addition, Participating Insurance Companies and Financial Intermediaries may receive non-cash compensation, such as promotional merchandise bearing the Trust’s logo.

The Distributor or its affiliates may compensate Participating Insurance Companies and other Financial Intermediaries differently depending on the nature and extent of the services they provide. Participating Insurance Companies and Financial Intermediaries may earn profits on these payments, since the amount of the payment may exceed their cost in providing the service. Certain of these payments may be subject to limitations under applicable law.

The Distributor is motivated to make revenue sharing payments since, in certain circumstances, they promote the sale of Fund shares and the retention of those investments by clients of the Participating Insurance Company or Financial Intermediary. The Advisor may also benefit from the Distributor’s activity through increased advisory fees received on assets purchased through Participating Insurance Companies or Financial Intermediaries.

Payments by the Funds

Like the Distributor, the Funds may, from time to time, make payments to Participating Insurance Companies and other Financial Intermediaries that provide administrative or recordkeeping support services, as described above. In certain cases, the payments could be significant and cause a conflict of interest for Participating Insurance Companies or other Financial Intermediaries. You can find further details in the SAI about these payments and the services provided in return by the Participating Insurance

40

Companies or Financial Intermediaries. You can also speak to your Participating Insurance Company or Financial Intermediary for more information about payments made by the Distributor or the Funds to such parties.

Potential Conflicts of Interest

Participating Insurance Companies may be affiliated with one another. In addition, the interests of VA Contact and VLI Policy holders may conflict due to differences in tax treatment and other considerations. The Board monitors each Fund for material conflicts and determines what action, if any, should be taken. For example, the Board may require a Participating Insurance Company to sell its investments in a Fund. As a result, the Fund may be forced to sell securities. In addition, the Board may refuse to sell shares of a Fund to a particular Participating Insurance Company’s separate account or may suspend or terminate sales of Fund shares if required by law or regulatory authority or if the action is in the best interests of the Fund and its shareholders.

Portfolio Holdings Disclosure

A description of the Trust's policies and procedures with respect to the disclosure of a Fund’s portfolio securities is available in the SAI. The back cover of this Prospectus explains how you can obtain a copy of the SAI.

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FINANCIAL HIGHLIGHTS

The financial highlights are intended to help you understand the financial performance of each Fund’s shares for the period from commencement of operations through the fiscal year ended December 31, 2007. The total returns for a Fund represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). The information in the financial highlights has been audited by XX, whose report, along with the Funds’ financial statements, are included in the annual report, which is available by calling the Funds toll-free at 888.772.2888.

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FOR MORE INFORMATION

For investors who want more information about the Funds, the following documents are available, without charge, upon request:

Statement of Additional Information

The SAI provides more information about the Funds and is incorporated into this Prospectus by reference.

Annual and Semi-Annual Reports

The Funds’ annual and semi-annual reports to shareholders will provide financial and performance information about the Funds and their investments and a discussion of the market conditions and investment strategies that significantly affected each Fund’s performance during the last fiscal year or half-year.

To obtain a copy of the SAI, annual and semiannual reports, or for other information and shareholder inquiries, contact Old Mutual Funds I:

By Telephone:

888-772-2888

By Mail:

Old Mutual Funds I

P.O. Box 219534

Kansas City, Missouri 64121-9534

Via the Internet:

oldmutualfunds.com

Reports and other information about Old Mutual Funds I (including the SAI) can be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 202.942.8088. Reports and other information about Old Mutual Funds I are also available on the EDGAR database on the SEC’s Internet site at http://www.sec.gov and copies of this information may be obtained, after paying a duplicating fee, by sending your written request to the SEC’s Public Reference Section, Washington, D.C. 20549-0102, or by electronic request at publicinfo@sec.gov.

Investment Advisor

Old Mutual Capital, Inc.

Distributor

Old Mutual Investment Partners

SEC FILE NUMBER 811-21587

OMAF-VAAA-PRO 02/2008

R-07-XXX 02/2008

Old Mutual Funds I

PROSPECTUS Initial Class Shares April 7, 2008 Old Mutual Analytic VA Defensive Equity Portfolio Old Mutual Analytic VA Global Defensive Equity Portfolio	[Analytic Investors, LLC logo]

The Securities and Exchange Commission (the “SEC”) has not approved or disapproved the Portfolios’ shares or determined whether this Prospectus is accurate or complete. Anyone who tells you otherwise is committing a crime.

Page

PORTFOLIO SUMMARIES	1
Old Mutual Analytic VA Defensive Equity Portfolio	1
Old Mutual Analytic VA Global Defensive Equity Portfolio	8
More About the Portfolios	15
Investment Strategies and Risks	15
More About Investment Strategies and Risks	19
The Adviser & Sub-Adviser	20
The Adviser	20
The Sub-Adviser	20
The Portfolio Managers	21
INVESTMENT IN THE PORTFOLIOS	23
Share Price	23
Valuing Portfolio Securities	23
Policy Regarding Excessive or Short-Term Trading	23
Investing in the Portfolios	25
Revenue Sharing	26
Portfolio Holdings Disclosure	27
FINANCIAL HIGHLIGHTS	28

AN INTRODUCTION TO THE OLD MUTUAL FUNDS I® AND THIS PROSPECTUS

Old Mutual Analytic VA Defensive Equity Portfolio and Old Mutual Analytic VA Global Defensive Equity Portfolio (the “Portfolios”) are mutual funds that sell shares in separate investment portfolios to separate accounts of certain insurance companies (“Participating Insurance Companies”). The Participating Insurance Companies offer variable annuity contracts (“VA Contracts”) and variable life insurance policies (“VLI Policies”), the value of which is based on the performance of the separate account. The Portfolios are series of Old Mutual Funds I (the “Trust”), a trust offering professionally managed investment portfolios.

Each Portfolio has its own investment objective and strategies for achieving that objective. A description of each Portfolio’s investment objective, main investment strategies, main investment risks, and fees and expenses are described under the Portfolio Summaries section of this Prospectus.

The Portfolios are generally designed for long-term investors or investors that want a fund that seeks to outperform the market in which it invests over the long-term. The Portfolios may not be suitable for investors who are pursuing a short-term investment goal. The Portfolios may not be suitable for investors who require regular income or stability of principal.

This Prospectus contains important information about the Portfolios. This information is arranged into different sections for easy reading and future reference. To obtain more information about the Portfolios, please refer to the back cover of this Prospectus.

Investment Adviser

Old Mutual Capital, Inc. (“Old Mutual Capital” or the “Adviser”) is the investment adviser for each Portfolio. Old Mutual Capital has retained Analytic Investors, LLC as a sub-adviser (the “Sub-Adviser”) to assist in managing the Portfolios. For more information about the Sub-Adviser, see the section of this Prospectus entitled “The Adviser & Sub-Adviser — The Sub-Adviser.”

[On side panel: What the Portfolios Are — And Aren’t

The Portfolios are mutual funds – pooled investments that are professionally managed and provide the opportunity to participate in financial markets. The Portfolios strive to meet their stated goals, although as with all mutual funds, they cannot offer guaranteed results. As with any mutual fund, there is always a risk that an investment in a Portfolio may lose money.

An investment in a Portfolio is not a bank deposit. It is not insured by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency.]

PORTFOLIO SUMMARIES

Old Mutual Analytic VA Defensive Equity Portfolio

Sub-Adviser:	Analytic Investors, LLC

Investment Objective and Main Investment Strategies

Old Mutual Analytic VA Defensive Equity Portfolio seeks to obtain a greater long-term return and smaller fluctuations in quarterly total return from a diversified, hedged common stock fund than would be realized from the same fund unhedged. The Portfolio may change its investment objective without shareholder approval.

To pursue its objective, the Portfolio normally invests in a combination of stocks, debt securities, and derivative instruments. The Portfolio normally invests at least 80% of its net assets, plus borrowings for investment purposes, in equity securities. This strategy may not be changed unless Portfolio shareholders are given at least 60 days’ prior notice.

Equity Strategy. The Portfolio invests primarily in long and short positions in U.S. large cap stocks included in the Russell 1000® Index, although the Portfolio may invest in other equity securities. The Russell 1000® Index consists of the largest 1000 domestic companies based on market capitalization. The Portfolio buys securities “long” that Analytic believes will outperform and sells securities “short” that Analytic believes will underperform. The Portfolio intends to take long and short equity positions that may vary over time based on Analytic’s assessment of market conditions and other factors. The Portfolio’s long equity exposure is ordinarily expected to range from 80% to 130% and its short equity exposure from 0% to 70% of the Portfolio’s net assets, excluding cash. The Portfolio may take short positions at the higher end of this range when it has reduced its written call options positions under the option strategy and may during these periods hold a substantial portion of the Portfolio’s total assets in high quality short-term debt securities, cash, or cash equivalents.

Analytic selects common stocks and other equity securities for the Portfolio using a proprietary system that ranks securities according to a quantitative model. The model attempts to determine a security’s intrinsic value by evaluating variables such as relative valuation, price momentum, company fundamentals, liquidity, and risk.

[On side panel: Selling Short

Short sales are transactions in which the Portfolio sells a security it does not own. When the Portfolio sells a security short, it borrows the security from a third party and sells it at the then-current market price. The Portfolio is then obligated to buy the security on a later date so that it can return the security to the lender.]

Option Strategy. Analytic may utilize options in an attempt to generate gains from option premiums, enhance distributions payable to the Portfolio’s shareholders, and reduce overall portfolio risk. The Portfolio’s option strategy primarily focuses on the use of writing (selling) call options on equity indexes. The Portfolio intends to write call options representing approximately 80% to 90% of its net assets, although the extent of the Portfolio’s use of written call options may vary over time based on the Sub-Adviser’s assessment of market conditions and other factors (such that it may range from 0% to 100% of net assets). For these purposes, the Portfolio treats options on indexes as being written on securities having an aggregate value equal to the face or notional amount of the index subject to the option.

Buying and selling options. The Portfolio may buy and sell options, which are agreements that give an investor the right to buy or sell an asset at an agreed upon price in the future. Options may be used to protect the Portfolio’s investments against changes resulting from market conditions (a practice called “hedging”) or to generate income. Analytic bases its hedging decisions on estimates of the fair value and expected contribution made by an option to the overall expected return of the Portfolio.

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Writing call options. The Portfolio may write (sell) covered call options to generate income. When the Portfolio writes a covered call option, the Portfolio sells the right to purchase a security on or before a predetermined date in the future in return for a premium. The Portfolio owns a sufficient amount of the underlying shares to cover its potential obligation to deliver shares should the buyer exercise its right to purchase the shares.

Use of ‘‘broad-based’’ equity indexes. The Portfolio may sell call options on equity indexes, such as the S&P 500 Index, as well as on narrower market indexes or on indexes of securities of companies in a particular industry or sector, including (but not limited to) financial services, technology, pharmaceuticals, and consumer products. The Portfolio seeks to write options on broad and narrow-based indexes that correlate with the price movements of the Portfolio’s equity securities.

[On side panel: Options

The Portfolio may buy and sell options, which are agreements that give an investor the right to buy or sell a security at an agreed upon price in the future. Options may be used to protect the Portfolio’s investments against changes resulting from market conditions (a practice called “hedging”) or to generate income.

Call Options - Collecting a Premium. When the Portfolio writes a covered call option, the Portfolio sells the right to purchase a security on or before a predetermined date in the future in return for a fee, or “premium.” The premium is paid at the time the option is purchased, and is not refundable to the buyer regardless of what happens to the stock price. Premiums received for writing call options may decrease as a result of certain factors, such as a reduction in interest rates, a decline in stock market volumes, or a decrease in the price volatility of the underlying securities on which the call options are written.

If the Option is Exercised. The buyer of an option may elect to exercise the option at the exercise price at any time before the option expires. The Portfolio is then obligated to deliver the underlying shares (or the cash if the option is on an equity index) at that price. Options are normally exercised if the market price of the security exceeds the exercise price of the option.

If the Option Expires. If the market price of the security does not exceed the exercise price, the call option will likely expire without being exercised. The Portfolio keeps the premium. The Portfolio may continue to hold the underlying stock or may sell the position.]

Other Derivative Strategies. In addition to the option strategy, the Portfolio may use other derivative strategies for a variety of purposes, including to:

hedge against market and other risks in the portfolio;

manage cash flows;

maintain full market exposure, which means to adjust the characteristics of its investments to more closely approximate those of its benchmark, with reduced transaction costs; and

enhance investment returns, a strategy that may be considered speculative.

Analytic may engage in asset allocation strategies involving sectors by purchasing or selling futures contracts on U.S. and foreign securities indexes and other assets.

Futures contracts and related options. Analytic may use futures contracts in an attempt to enhance the Portfolio’s investment returns, as an efficient way to gain broad market exposure with reduced transaction costs and/or to hedge against market and other risks in the Portfolio. A futures contract provides for the future sale by one party and purchase by another party of a specified quantity of the security or other financial instrument at a specified price and time. A futures contract on an index is an agreement in which two parties agree to take or make delivery of an amount of cash equal to the difference between the value of the index at the close of the last trading day of the contract and the price at which the index contract was originally written.

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Forward contracts. The Portfolio may purchase or sell forward contracts on foreign currencies to take advantage of changes in values of foreign currencies or the U.S. dollar (to generate income) or to protect against currency fluctuations (“hedging”). Generally, when the Portfolio invests in a foreign security the value of that security will be subject to changes in the value of the underlying currency. A forward contract on a foreign currency provides for the purchase or sale of foreign currency at an exchange rate established at the time of entering the contract but with payment and delivery at a future time. The Portfolio may use non-deliverable forward (“NDF”) contracts on foreign currencies. An NDF provides for a short-term, cash-settled forward foreign exchange contract, where on the settlement date, the profit or loss at the time is calculated by taking the difference between the contracted exchange rate and the spot FX rate on an agreed upon notional amount of funds.

Swap agreements. The Portfolio may enter into swap agreements, including equity swaps, to gain exposure to a particular group of securities or to an index of securities, without actually purchasing those securities, or to hedge a position. In a standard swap transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. Generally, swap agreements are done on a net basis with the Portfolio receiving or paying only the net amount of the two payments. Swap agreements can be individually negotiated and structured to include exposure to a variety of different types of investments or market factors and generally have a fixed maturity date agreed upon by the parties. Depending on their structure, swap agreements may increase or decrease the Portfolio’s exposure to long- or short-term interest rates (in the United States or abroad), foreign currency values, mortgage securities, futures contracts, corporate borrowing rates, or other factors such as security prices or inflation rates. The Portfolio may be able to eliminate its exposure under a swap agreement either by assignment or by other disposition, or by entering into an offsetting swap agreement with the same party or a similarly creditworthy party, or by mutual agreement.

In an equity swap, one of the cash flow streams exchanged will typically be based on an interest bearing reference asset. The other cash flow stream will be based on the performance of a share of stock or stock market index.

Main Investment Risks

Like all investments in securities, you risk losing money by investing in the Portfolio. The main risks of investing in the Portfolio are:

Stock Market Risk. The value of the stocks and other securities owned by the Portfolio will fluctuate depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence. The market also may fail to recognize the intrinsic worth of an investment or Analytic may misgauge that worth.

Short Sales Risk. If a security sold short increases in price, the Portfolio may have to cover its short position at a higher price than the short sale price, resulting in a loss. To borrow the security, the Portfolio also may be required to pay a premium, which would increase the cost of the security sold short. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of the premium, dividends, interest, or expenses the Portfolio may be required to pay in connection with the short sale. In addition, because the Portfolio’s loss on a short sale arises from increases in the value of the security sold short, such loss is theoretically unlimited. By contrast, the Portfolio’s loss on a long position arises from decreases in the value of the security and is limited by the fact that a security’s value cannot drop below zero.

Segregated Account Risk. Until the Portfolio replaces a borrowed security, it is required to segregate cash or liquid securities on the records of a broker or custodian to cover the Portfolio’s short position. Segregated securities cannot be sold while the position they are covering is outstanding, unless they are replaced with similar securities. As a result, there is the possibility that segregation of a large percentage of the Portfolio’s assets could affect its portfolio management.

Covered Call Options Risk. Investments in covered calls involve certain risks. These risks include:

3

•

Limited Gains. By selling a covered call option, the Portfolio may forego the opportunity to benefit from an increase in the price of the underlying stock above the exercise price, but continues to bear the risk of a decline in the value of the underlying stock. While the Portfolio receives a premium for writing the call option, the price the Portfolio realizes from the sale of stock upon exercise of the option could be substantially below its prevailing market price.

•

Lack of Liquidity for the Option. A liquid market may not exist for the option. If the Portfolio is not able to close out the options transaction, the Portfolio will not be able to sell the underlying security until the option expires or is exercised.

•

Lack of Liquidity for the Security. The Portfolio’s investment strategy may also result in a lack of liquidity of the purchase and sale of portfolio securities. Because the Portfolio will generally hold the stocks underlying the call option, the Portfolio may be less likely to sell the stocks in its portfolio to take advantage of new investment opportunities.

Tax Consequences. The Portfolio expects to generate premiums from its sale of call options. These premiums typically will result in short-term capital gains to the Portfolio for federal and state income tax purposes. Transactions involving the disposition of the Portfolio’s underlying securities (whether pursuant to the exercise of a call option or otherwise) will give rise to capital gains or losses. Due to the tax treatment of securities on which call options have been written, the holding period of the underlying security may be affected and some or all of the gains from the sale of the underlying security may be short-term capital gains. Short-term capital gains are usually taxable as ordinary income when distributed to shareholders. Because the Portfolio does not have control over the exercise of the call options it writes, shareholder redemptions or corporate events involving its equity securities investments (such as mergers, acquisitions, or reorganizations) may force it to realize capital gains or losses at inopportune times.

Derivatives Risk. Derivatives, including options, futures contracts, swap agreements, and options related to futures contracts, are often more volatile than other investments and may magnify the Portfolio’s gains or losses. There are various factors that affect the Portfolio’s ability to achieve its objectives with derivatives. Successful use of a derivative depends on the degree to which prices of the underlying assets correlate with price movements in the derivatives the Portfolio buys or sells. The Portfolio could be negatively affected if the change in market value of its securities fails to correlate perfectly with the values of the derivatives it purchased or sold.

The lack of a liquid secondary market for a particular derivative instrument may prevent the Portfolio from closing its derivative positions and could adversely impact its ability to achieve its objectives and to realize profits or limit losses.

Since transactions in derivatives may involve leverage, a relatively small price movement in a derivative may result in an immediate and substantial loss or gain to the Portfolio. The Portfolio uses this leverage as a means of enhancing returns without increasing its investment. Derivatives are often more volatile than other investments and the maximum potential loss on the use of derivatives may be greater than the value presented in the Portfolio’s Statement of Net Assets. The Portfolio’s use of certain derivatives may be considered speculative.

Swap Risk. Swap agreements involve the risk that a swap counterparty will default on its payment obligation to the Portfolio. The Portfolio attempts to limit this risk by entering into a transaction with counterparties that meet certain credit requirements and that have been pre-approved by the Board of Trustees of the Trust (the “Board”).

Equity swaps have a potentially greater downside risk than interest rate swaps, for example, since equity returns, unlike interest rates, can be negative.

Leverage Risk. By engaging in certain derivative strategies or investing the proceeds received from selling securities short, the Portfolio is employing leverage, which creates special risks. The use of leverage may

4

increase the Portfolio’s exposure to long equity positions and make any change in the Portfolio’s net asset value greater than without the use of leverage. This could result in increased volatility of returns.

Industry and Sector Risk. Companies that have similar lines of business are grouped together in broad categories called industries. Certain industries are grouped together in broader categories called sectors. The Portfolio may focus its investments in certain industries within certain sectors, which may cause the Portfolio’s performance to be susceptible to the economic, business, or other developments that affect those industries.

Small- and Mid-Size Company Risk. While the Portfolio invests primarily in large capitalization companies, the Portfolio may also invest in small- or mid-size companies. While small- and mid-size companies may offer greater potential for capital appreciation than larger and more established companies, they may also involve greater risk of loss and price fluctuation. The trading markets for securities of smaller-cap issuers tend to be less liquid and more volatile than securities of larger companies. This means that the Portfolio could have greater difficulty buying or selling a security of a smaller-cap issuer at an acceptable price, especially in periods of market volatility.

Performance Information

The following information illustrates the risks of investing in the Portfolio. The Portfolio’s past performance does not guarantee how it will perform in the future. The Portfolio’s performance reflects a limitation on the total expenses of the Portfolio pursuant to an arrangement with the Adviser. The Portfolio’s returns would have been lower if the expense limitation had not been in effect. All performance figures reflect the reinvestment of dividends and capital gain distributions.

Annual Total Returns as of December 31, 2007 – Initial Class

The bar chart and table, below, illustrate the variability of the Portfolio’s returns by comparing the Portfolio’s performance for Initial Class shares with broad measures of market performance. Total return figures include the effect of the Portfolio’s recurring expenses, but do not include fees and expenses that may be imposed under the VA Contracts or VLI Policies. If those charges were reflected, the performance shown would have been lower.

2007
XX

During the period shown in the chart, the highest return for a quarter was XX% (quarter ending XX) and the lowest return for a quarter was XX% (quarter ending XX).

The table below compares the performance of the Portfolio’s Initial Class shares, as of December 31, 2007, with broad measures of market performance. The return information for the indexes does not reflect the impact of taxes, and does not reflect the costs of managing a mutual fund.

Initial Class(1)	1 year
Old Mutual Analytic VA Defensive Equity Portfolio
Standard & Poor’s 500 Index[2]

[1]	The inception date for Initial Class shares is December 29, 2006.

[2]	The unmanaged Standard & Poor’s 500 Index is a market value-weighted index of large-cap common stocks considered representative of the broad market.

5

Fees and Expenses

This table summarizes the shareholder fees and annual operating expenses an investor in the Portfolio would pay. Shareholder fees are paid directly from the investment. Annual operating expenses are paid out of the Portfolio’s assets. The shareholder fees and annual operating expenses shown in the table do not reflect any additional charges or expenses that may be imposed under the VA Contracts or VLI Policies.

Fees and Expenses Table

Shareholder Fees
(fees paid directly from the investment)
Maximum Sales Charge (Load)	Not Applicable
Maximum Deferred Sales Charge (Load)	Not Applicable
Redemption/Exchange Fee	Not Applicable
Annual Portfolio Operating Expenses
(expenses that are deducted from Portfolio assets)
Management Fees	0.95%
Distribution (12b-1) Fees	None
Other Expenses[1]
Dividend and Interest Expense on Short Sales
Other Operating Expenses
Total Operating Expenses
Total Operating Expenses
Fee Waivers and/or Expense Reimbursement[2]
Net Operating Expenses

________________

[1]	Other Expenses are based on estimated amounts for the current fiscal year.

[2]

Old Mutual Capital has contractually agreed to limit the operating expenses of the Fund (inclusive of management fees and other expenses; exclusive of interest, taxes, brokerage, dividend and interest expense on short sales, litigation, indemnification, and extraordinary expenses) to an annual rate (as a percentage of the Fund’s average daily net assets) of 1.05%. This expense limitation may be terminated at any time after December 31, 2008, upon 30 days’ written notice of termination to the Board. Old Mutual Capital is entitled to reimbursement from the Fund of any fees waived pursuant to this arrangement if such reimbursement does not cause the operating expenses of the Fund in the year of reimbursement to exceed the expense limitation in effect in the year for which fees are being reimbursed and the reimbursement is made within three years after the expenses were reimbursed or absorbed.

Effective January 1, 2009, the Adviser contractually has agreed to limit the operating expenses of the Fund (excluding interest, taxes, brokerage costs and commissions, dividends on short sales, other expenditures capitalized in accordance with generally accepted accounting principles and extraordinary expenses not incurred in the ordinary course of business) to an annual rate of 2.75% for Service Class shares through December 31, 2017. The Adviser will consider further reductions to these limits on an annual basis.

EXAMPLE

This example is intended to help compare the cost of investing in the Portfolio to the cost of investing in other mutual funds. This example makes four assumptions: 1) $10,000 is invested in the Portfolio for the time periods shown; 2) all shares are redeemed at the end of those time periods; 3) the investment earns a 5% return each year; and 4) the Portfolio’s operating expenses reflect net operating expenses for the one year period and total annual operating expenses without expense waivers for years two and three. The example is hypothetical. Actual costs may be higher or lower. In addition, the example does not reflect any

6

additional charges or expenses that may be imposed under the VA Contracts or VLI Policies. If these additional charges or expenses were reflected in the example, the costs would be higher.

Costs
	1 year	3 years
	$	$

7

Old Mutual Analytic VA Global Defensive Equity Portfolio

Sub-Adviser:	Analytic Investors, LLC

Investment Objective and Main Investment Strategies

The primary investment objective of Old Mutual Analytic VA Global Defensive Equity Portfolio is capital appreciation.

To pursue its objective, the Portfolio normally invests in a diversified portfolio of domestic and foreign stocks, debt securities, and derivative investments utilizing, among other things, a long-short strategy and an option strategy. The Portfolio normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities. This equity strategy may not be changed unless Portfolio shareholders are given at least 60 days’ prior notice.

Equity Strategy. The Portfolio invests primarily in long and short positions of publicly traded equity securities in developed markets but may also invest in emerging markets. The Portfolio buys securities “long” that Analytic believes will outperform and sells securities “short” that Analytic believes will underperform. This is not a market neutral strategy.

The Portfolio intends to take long and short equity positions that may vary over time based on Analytic’s assessment of market conditions and other factors. The cash received from short sales may be used to invest in long equity positions. The Portfolio’s long equity exposure is ordinarily expected to range from 80% to 130% and its short equity exposure from 0% to 70% of the Portfolio’s net assets excluding cash. The Portfolio may take short positions at the higher end of this range when it has reduced its written call options positions under the option strategy, and may hold a substantial portion of the Portfolio’s total assets in high quality short-term debt securities, cash, or cash equivalents. Analytic may also increase the Portfolio’s short equity exposure when it believes that market conditions are particularly favorable for a short strategy, such as during periods of modest gains and moderate volatility in the global equity markets or when the market is considered to be overvalued. Analytic will normally maintain long and short positions such that the Portfolio’s net long equity exposure (i.e., percentage of long equity positions minus percentage of short equity positions) does not exceed 100% of the Portfolio’s net assets.

Analytic selects common stocks and other equity securities for the Portfolio using a proprietary system that ranks securities according to a quantitative model. The model attempts to determine a security’s intrinsic value by evaluating variables such as relative valuation, price momentum, company fundamentals, liquidity, and risk.

[On side panel: Selling Short

Short sales are transactions in which the Portfolio sells a security it does not own. When the Portfolio sells a security short, it borrows the security from a third party and sells it at the then-current market price. The Portfolio is then obligated to buy the security on a later date so that it can return the security to the lender.]

Option Strategy. Analytic may utilize options in an attempt to generate gains from option premiums, reduce overall portfolio risk, or enhance distributions payable to the Portfolio’s shareholders. The Portfolio’s option strategy primarily focuses on the use of writing (selling) call options on equity indexes.

Writing call options. The Portfolio generally intends to write call options representing approximately 80% to 90% of its net assets, although the extent of the Portfolio’s use of written call options may vary over time based on Analytic’s assessment of market conditions and other factors.

Use of ‘‘broad-based’’ equity indexes. The Portfolio may write call options on equity indexes, such as the S&P 500 Index, as well as on narrower market indexes or on indexes of securities of companies in a

8

particular industry or sector. The Portfolio seeks to write options on broad and narrow-based indexes that correlate with the price movements of the Portfolio’s equity securities.

[On side panel: Options

The Portfolio may buy and sell options, which are agreements that give an investor the right to buy or sell a security at an agreed upon price in the future. Options may be used to protect the Portfolio’s investments against changes resulting from market conditions (a practice called “hedging”) or to generate income.

Call Options - Collecting a Premium. When the Portfolio writes a covered call option, the Portfolio sells the right to purchase a security on or before a predetermined date in the future in return for a fee, or “premium.” The premium is paid at the time the option is purchased, and is not refundable to the buyer regardless of what happens to the stock price. Premiums received for writing call options may decrease as a result of certain factors, such as a reduction in interest rates, a decline in stock market volumes, or a decrease in the price volatility of the underlying securities on which the call options are written.

If the Option is Exercised. The buyer of an option may elect to exercise the option at the exercise price at any time before the option expires. The Portfolio is then obligated to deliver the underlying shares (or the cash if the option is on an equity index) at that price. Options are normally exercised if the market price of the security exceeds the exercise price of the option.

If the Option Expires. If the market price of the security does not exceed the exercise price, the call option will likely expire without being exercised. The Portfolio keeps the premium. The Portfolio may continue to hold the underlying stock or may sell the position.]

Other Derivative Strategies. The Portfolio may use other derivative strategies for a variety of purposes, including to:

hedge against market and other risks in the portfolio;

manage cash flows;

maintain full market exposure, with reduced transaction costs; and

enhance investment returns, a strategy that may be considered speculative.

Analytic may engage in global asset allocation strategies for the Portfolio by purchasing or selling futures contracts on U.S. or foreign securities indexes as well as foreign currency forward contracts and other assets.

Futures contracts and related options. Analytic may use futures contracts in an attempt to enhance the Portfolio’s investment returns, as an efficient way to gain broad market exposure with reduced transaction costs, and/or to hedge against market and other risks in the Portfolio’s portfolio. A futures contract provides for the future sale by one party and purchase by another party of a specified quantity of the security or other financial instrument at a specified price and time. A futures contract on an index is an agreement in which two parties agree to take or make delivery of an amount of cash equal to the difference between the value of the index at the close of the last trading day of the contract and the price at which the index contract was originally written.

Forward contracts. The Portfolio may purchase or sell forward contracts on foreign currencies to take advantage of changes in values of foreign currencies or the U.S. dollar (to generate income) or to protect against currency fluctuations (“hedging”). Generally, when the Portfolio invests in a foreign security the value of that security will be subject to changes in the value of the underlying currency. A forward contract on a foreign currency provides for the purchase or sale of foreign currency at an exchange rate established at the time of entering the contract but with payment and delivery at a future time. The Portfolio may use non-deliverable forward (“NDF”) contracts on foreign currencies. An NDF provides for a short-term, cash-settled forward foreign exchange contract, where on the settlement date, the profit or loss at the time is calculated by taking the difference between the contracted exchange rate and the spot FX rate on an agreed upon notional amount of funds.

9

Swap agreements. The Portfolio may enter into swap agreements, including equity swaps, to gain exposure to a particular group of securities or to an index of securities, without actually purchasing those securities, or to hedge a position. In a standard swap transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. Generally, swap agreements are done on a net basis with the Portfolio receiving or paying only the net amount of the two payments. Swap agreements can be individually negotiated and structured to include exposure to a variety of different types of investments or market factors and generally have a fixed maturity date agreed upon by the parties. Depending on their structure, swap agreements may increase or decrease the Portfolio’s exposure to long- or short-term interest rates (in the United States or abroad), foreign currency values, mortgage securities, futures contracts, corporate borrowing rates, or other factors such as security prices or inflation rates. The Portfolio may be able to eliminate its exposure under a swap agreement either by assignment or by other disposition, or by entering into an offsetting swap agreement with the same party or a similarly creditworthy party, or by mutual agreement.

In an equity swap, one of the cash flow streams exchanged will typically be based on an interest bearing reference asset. The other cash flow stream will be based on the performance of a share of stock or stock market index.

Main Investment Risks

Like all investments in securities, you risk losing money by investing in the Portfolio. The main risks of investing in the Portfolio are:

Stock Market Risk. The value of the stocks and other securities owned by the Portfolio will fluctuate depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence. The market also may fail to recognize the intrinsic worth of an investment or Analytic may misgauge that worth.

Foreign (Non-U.S.) Investment Risk. Investments in foreign securities may involve different risks than U.S. investments, including fluctuations in currency exchange rates, potentially unstable political and economic structures, less efficient trade settlement practices, reduced availability of public information, and lack of uniform financial reporting and regulatory practices similar to those that apply to U.S. issuers. Foreign stock markets may also be less liquid than U.S. stock markets.

Short Sales Risk. If a security sold short increases in price, the Portfolio may have to cover its short position at a higher price than the short sale price, resulting in a loss. To borrow the security, the Portfolio also may be required to pay a premium, which would increase the cost of the security sold short. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of the premium, dividends, interest, or expenses the Portfolio may be required to pay in connection with the short sale. In addition, because the Portfolio’s loss on a short sale arises from increases in the value of the security sold short, such loss is theoretically unlimited. By contrast, the Portfolio’s loss on a long position arises from decreases in the value of the security and is limited by the fact that a security’s value cannot drop below zero.

Segregated Account Risk. Until the Portfolio replaces a borrowed security, it is required to segregate cash or liquid securities on the records of a broker or custodian to cover the Portfolio’s short position. Segregated securities cannot be sold while the position they are covering is outstanding, unless they are replaced with similar securities. As a result, there is the possibility that segregation of a large percentage of the Portfolio’s assets could affect its portfolio management.

Covered Call Options Risk. Investments in covered calls involve certain risks. These risks include:

•

Limited Gains. By selling a covered call option, the Portfolio may forego the opportunity to benefit from an increase in the price of the underlying stock above the exercise price, but continues to bear the risk of a decline in the value of the underlying stock. While the Portfolio receives a premium for writing the

10

call option, the price the Portfolio realizes from the sale of stock upon exercise of the option could be substantially below its prevailing market price.

•

Lack of Liquidity for the Option. A liquid market may not exist for the option. If the Portfolio is not able to close out the options transaction, the Portfolio will not be able to sell the underlying security until the option expires or is exercised.

•

Lack of Liquidity for the Security. The Portfolio’s investment strategy may also result in a lack of liquidity of the purchase and sale of portfolio securities. Because the Portfolio will generally hold the stocks underlying the call option, the Portfolio may be less likely to sell the stocks in its portfolio to take advantage of new investment opportunities.

Tax Consequences. The Portfolio expects to generate premiums from its sale of call options. These premiums typically will result in short-term capital gains to the Portfolio for federal and state income tax purposes. Transactions involving the disposition of the Portfolio’s underlying securities (whether pursuant to the exercise of a call option or otherwise) will give rise to capital gains or losses. Due to the tax treatment of securities on which call options have been written, the holding period of the underlying security may be affected and some or all of the gains from the sale of the underlying security may be short-term capital gains. Short-term capital gains are usually taxable as ordinary income when distributed to shareholders. Because the Portfolio does not have control over the exercise of the call options it writes, shareholder redemptions or corporate events involving its equity securities investments (such as mergers, acquisitions, or reorganizations) may force it to realize capital gains or losses at inopportune times.

Derivatives Risk. Derivatives, including options, futures contracts, swap agreements, and options related to futures contracts, are often more volatile than other investments and may magnify the Portfolio’s gains or losses. There are various factors that affect the Portfolio’s ability to achieve its objectives with derivatives. Successful use of a derivative depends on the degree to which prices of the underlying assets correlate with price movements in the derivatives the Portfolio buys or sells. The Portfolio could be negatively affected if the change in market value of its securities fails to correlate perfectly with the values of the derivatives it purchased or sold.

The lack of a liquid secondary market for a particular derivative instrument may prevent the Portfolio from closing its derivative positions and could adversely impact its ability to achieve its objectives and to realize profits or limit losses.

Since transactions in derivatives may involve leverage, a relatively small price movement in a derivative may result in an immediate and substantial loss or gain to the Portfolio. The Portfolio uses this leverage as a means of enhancing returns without increasing its investment. Derivatives are often more volatile than other investments and the maximum potential loss on the use of derivatives may be greater than the value presented in the Portfolio’s Statement of Net Assets. The Portfolio’s use of certain derivatives may be considered speculative.

Swap Risk. Swap agreements involve the risk that a swap counterparty will default on its payment obligation to the Portfolio. The Portfolio attempts to limit this risk by entering into a transaction with counterparties that meet certain credit requirements and that have been pre-approved by the Board.

Equity swaps have a potentially greater downside risk than interest rate swaps, for example, since equity returns, unlike interest rates, can be negative.

Leverage Risk. By engaging in certain derivative strategies or investing the proceeds received from selling securities short, the Portfolio is employing leverage, which creates special risks. The use of leverage may increase the Portfolio’s exposure to long equity positions and make any change in the Portfolio’s net asset value greater than without the use of leverage. This could result in increased volatility of returns.

11

Industry and Sector Risk. Companies that have similar lines of business are grouped together in broad categories called industries. Certain industries are grouped together in broader categories called sectors. The Portfolio may focus its investments in certain industries within certain sectors, which may cause the Portfolio’s performance to be susceptible to the economic, business, or other developments that affect those industries.

Small- and Mid-Size Company Risk. While the Portfolio invests primarily in large capitalization companies, the Portfolio may also invest in small- or mid-size companies. While small- and mid-size companies may offer greater potential for capital appreciation than larger and more established companies, they may also involve greater risk of loss and price fluctuation. The trading markets for securities of smaller-cap issuers tend to be less liquid and more volatile than securities of larger companies. This means that the Portfolio could have greater difficulty buying or selling a security of a smaller-cap issuer at an acceptable price, especially in periods of market volatility.

Emerging Markets Risk. The Portfolio may invest up to 15% of its total assets in securities of issuers that are located in developing or “emerging” market countries. Foreign investment risk may be particularly high to the extent that the Portfolio invests in securities of issuers based on securities denominated in the currencies of emerging market countries. Investing in securities of issuers based in underdeveloped, emerging markets entails all of the risk of investing in securities of foreign issuers noted above, but to a heightened degree. These heightened risks include: (i) greater risks of expropriation, confiscatory taxation, nationalization, and less social, political, and economic stability; (ii) the small size of the market for such securities and a lower volume of trading, resulting in a lack of liquidity and price volatility; and (iii) certain national policies which may restrict the Portfolio’s investment opportunities, including restrictions on investing in issuers of industries deemed sensitive to relevant national interests.

Performance Information

The following information illustrates the risks of investing in the Portfolio. The Portfolio’s past performance does not guarantee how it will perform in the future. The Portfolio’s performance reflects a limitation on the total expenses of the Portfolio pursuant to an arrangement with the Adviser. The Portfolio’s returns would have been lower if the expense limitation had not been in effect. All performance figures reflect the reinvestment of dividends and capital gain distributions.

Annual Total Returns as of December 31, 2007 – Initial Class

The bar chart and table, below, illustrate the variability of the Portfolio’s returns by comparing the Portfolio’s performance for Initial Class shares with broad measures of market performance. Total return figures include the effect of the Portfolio’s recurring expenses, but do not include fees and expenses that may be imposed under the VA Contracts or VLI Policies. If those charges were reflected, the performance shown would have been lower.

2007
XX

During the period shown in the chart, the highest return for a quarter was XX% (quarter ending XX) and the lowest return for a quarter was XX% (quarter ending XX).

The table below compares the performance of the Portfolio’s Initial Class shares, as of December 31, 2007, with broad measures of market performance. The return information for the indexes does not reflect the impact of taxes, and does not reflect the costs of managing a mutual fund.

12

Initial Class(1)	1 year
Old Mutual Analytic VA Global Defensive Equity Portfolio
MSCI World Index[2]

[1]	The inception date for Initial Class shares is December 29, 2006.

[2]	The MSCI World Index includes a collection of stocks of all the developed markets in the world, as defined by MSCI.

Fees and Expenses

This table summarizes the shareholder fees and annual operating expenses an investor in the Portfolio would pay. Shareholder fees are paid directly from the investment. Annual operating expenses are paid out of the Portfolio’s assets. The shareholder fees and annual operating expenses shown in the table do not reflect any additional charges or expenses that may be imposed under the VA Contracts or VLI Policies.

Fees and Expenses Table

Shareholder Fees
(fees paid directly from the investment)
Maximum Sales Charge (Load)	Not Applicable
Maximum Deferred Sales Charge (Load)	Not Applicable
Redemption/Exchange Fee	Not Applicable
Annual Portfolio Operating Expenses
(expenses that are deducted from Portfolio assets)
Management Fees	1.15%
Distribution (12b-1) Fees	None
Other Expenses[1]
Dividend and Interest Expense on Short Sales
Other Operating Expenses
Total Other Expenses
Total Operating Expenses
Fee Waivers and/or Expense Reimbursement[2]
Net Operating Expenses

________________

[1]	Other Expenses are based on estimated amounts for the current fiscal year.

[2]

Old Mutual Capital has contractually agreed to limit the operating expenses of the Fund (inclusive of management fees and other expenses; exclusive of interest, taxes, brokerage, dividend and interest expense on short sales, litigation, indemnification, and extraordinary expenses) to an annual rate (as a percentage of the Fund’s average daily net assets) of 1.35%. This expense limitation may be terminated at any time after December 31, 2008, upon 30 days’ written notice of termination to the Board. Old Mutual Capital is entitled to reimbursement from the Fund of any fees waived pursuant to this arrangement if such reimbursement does not cause the operating expenses of the Fund in the year of reimbursement to exceed the expense limitation in effect in the year for which fees are being reimbursed and the reimbursement is made within three years after the expenses were reimbursed or absorbed.

13

Effective January 1, 2009, the Adviser contractually has agreed to limit the operating expenses of the Fund (excluding interest, taxes, brokerage costs and commissions, dividends on short sales, other expenditures capitalized in accordance with generally accepted accounting principles and extraordinary expenses not incurred in the ordinary course of business) to an annual rate of 2.75% for Service Class shares through December 31, 2017. The Adviser will consider further reductions to these limits on an annual basis.

Example

This example is intended to help compare the cost of investing in the Portfolio to the cost of investing in other mutual funds. This example makes four assumptions: 1) $10,000 is invested in the Portfolio for the time periods shown; 2) all shares are redeemed at the end of those time periods; 3) the investment earns a 5% return each year; and 4) the Portfolio’s operating expenses reflect net operating expenses for the one year period and total annual operating expenses without expense waivers for years two and three. The example is hypothetical. Actual costs may be higher or lower. In addition, the example does not reflect any additional charges or expenses that may be imposed under the VA Contracts or VLI Policies. If these additional charges or expenses were reflected in the example, the costs would be higher.

Costs
	1 year	3 years
	$	$

14

More About the Portfolios

Investment Strategies and Risks

The Portfolios seek to achieve their investment objectives through their principal investment strategies. The Portfolio Summaries section of this Prospectus describes the principal investment strategies and main risks of the Portfolios. This section of the Prospectus discusses those strategies and risks in greater detail.

Equity Securities. Equity securities include common and preferred stocks, convertible securities, warrants, and rights. Equity security prices fluctuate over time. Equity security prices may fall as a result of factors that relate to a company, such as management decisions or lower demand for a company’s products or services. Equity security prices may fall because of factors affecting companies in a number of industries, such as increased production costs. Equity security prices may also fall because of changes in other financial markets, such as interest rate or currency exchange rate changes.

Growth Securities. Growth securities are equity securities that have or are expected to have strong sales and earnings growth and capital appreciation potential and that will grow faster than the economy as a whole. Growth securities may be more sensitive to changes in business momentum and earnings than other securities because they typically trade at higher earnings multiples.

Value Securities. Value securities are equity securities that are or are believed to be currently underpriced. Value companies may have experienced adverse business developments or may be subject to special risks that have caused their securities to be out of favor.

Technology and Communications Company Securities. Technology and communications company securities are securities of companies that rely extensively on technology or communications in their product development or operations or are expected to benefit from technological advances and improvements. These securities are strongly affected by worldwide scientific and technological developments and governmental laws, regulations and policies, and, therefore, are generally more volatile than companies not dependent upon or associated with technology or communications issues.

Technology or communications company securities offer investors significant growth potential because they may be responsible for breakthrough products or technologies or may be positioned to take advantage of cutting-edge, technology-related developments.

Small- and Medium-Sized Company Securities. Small- and medium-sized company securities involve greater risk and price volatility than larger, more established companies because they tend to have more limited product lines, markets and financial resources, such as access to capital, and may be dependent on a smaller and more inexperienced management group. In addition, small- and medium-sized company securities may trade much less frequently than securities of larger companies, making the prices of these securities subject to greater volatility.

Small- and medium-sized company securities may appreciate faster than those of larger, more established companies for many reasons. For example, small- and medium-sized companies tend to have younger product lines whose distribution and revenues are still maturing.

REITs. A real estate investment trust (“REIT”) is a separately managed trust that makes investments in various real estate businesses. An equity REIT may own real estate and pass the income it receives from rents from the properties, or the capital gain it receives from selling a building, to its shareholders. A mortgage REIT specializes in lending money to building developers and passes the interest income it receives from the mortgages to shareholders. A hybrid REIT combines the characteristics of equity and mortgage REITs.

The real estate industry is particularly sensitive to: (i) economic factors, such as interest rate changes or recessions; (ii) over-building in one particular area, changes in zoning laws, or changes in neighborhood values; (iii) increases in property taxes; (iv) casualty and condemnation losses; and (v) regulatory limitations on rents.

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REITs may expose a Portfolio to similar risks associated with direct investment in real estate. REITs are more dependent upon specialized management skills, have limited diversification and are, therefore, generally dependent on their ability to generate cash flow to make distributions to shareholders.

Money Market Instruments. Money market instruments include high quality, short-term, U.S. and foreign debt instruments denominated in U.S. dollars, including bank obligations (such as CDs, time deposits, bankers’ acceptances, and banknotes), commercial paper, corporate obligations (including asset-backed securities), government obligations (such as U.S. Treasury, agency, or foreign government securities), short-term obligations issued by state and local governments, and repurchase agreements. Money market instrument prices fluctuate over time. Money market instrument prices may fall as a result of factors that relate to the issuer, such as a credit rating downgrade. Money market instrument prices may fall because of changes in the financial markets, such as interest rate changes.

Money market instruments have greater short-term liquidity, capital preservation, and income potential than longer-term investments such as stocks or long-term debt.

Over the Counter (“OTC”) Securities. OTC securities are securities that are not listed and traded on an organized exchange, but are bought and sold through a computer network or over the telephone. OTC securities may not trade as often as securities listed on an exchange. So, if a Portfolio were to sell an OTC security, it might have to offer the security at a discount or sell it in smaller share lots over an extended period of time.

OTC securities may appreciate faster than exchange-traded securities because they are typically securities of younger, growing companies.

Foreign Securities. Foreign securities refer to securities of issuers, wherever organized, that have their principal business activities outside of the U.S. and are not traded in the U.S. Investments in foreign securities involve different risks than U.S. investments, including fluctuations in currency exchange rates, potentially unstable political and economic structures, limitations on the use or transfer of Portfolio assets, reduced availability of public information, and lack of uniform financial reporting and regulatory practices similar to those that apply to U.S. issuers.

Foreign securities include American Depository Receipts and American Depository Shares (collectively, “ADRs”), European Depositary Receipts (“EDRs”), Global Depositary Receipts (“GDRs”), exchange traded funds, and other similar global instruments. ADRs are certificates issued by a U.S. bank that represent a bank’s holdings of a stated number of shares of a foreign corporation. An ADR is bought and sold in the same manner as a U.S. equity security and is priced in U.S. dollars. EDRs and GDRs are receipts that represent a stated number of shares of a foreign corporation, only they are issued by a non-U.S. bank or a foreign branch of a U.S. bank. EDRs and GDRs are generally designed for use on foreign exchanges and are typically not priced in U.S. dollars. Although ADRs, EDRs, and GDRs are alternatives to directly purchasing the underlying foreign securities in their national markets and currencies, they are also subject to many of the risks associated with investing directly in foreign securities.

Old Mutual Analytic VA Defensive Equity Portfolio may invest up to 20% of their total assets in foreign securities. ADRs are not considered foreign securities for purposes for this limitation.

Derivatives. A derivative is a security or instrument whose value is determined by reference to the value or the change in value of one or more securities, indices, currencies, or other financial instruments. Derivatives include futures, options, options on futures, OTC options, forward foreign currency contracts, and swaps.

Because of the low margin deposits required, derivatives often involve an extremely high degree of leverage. As a result, a relatively small price movement in a derivative may result in immediate and substantial loss, or gain, to the investor. Successful use of a derivative depends on the degree to which prices of the underlying assets correlate with price movements in the derivatives a Portfolio buys or sells. A Portfolio could be negatively affected if the change in market value of its securities fails to correlate perfectly with the values of the derivatives it purchased or sold. Thus, the use of derivatives may result in losses in excess of the amount invested.

Derivatives may be used for a variety of purposes, including: (i) to reduce transaction costs; (ii) to manage cash flows; (iii) to maintain full market exposure, which means to adjust the characteristics of a Portfolio’s

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investments to more closely approximate those of its benchmark; (iv) to seek to enhance returns, which may be considered speculative; and (v) to protect a Portfolio’s investments against declines in value (a practice called “hedging”).

The Portfolios are subject to the federal securities laws, including the Investment Company Act of 1940, as amended (the “1940 Act”), and related rules, as interpreted by various SEC staff positions. Generally, with respect to certain kinds of derivatives, a Portfolio must "set aside" (referred to sometimes as "asset segregation") liquid assets, while a derivatives contract is open. With respect to forwards and futures contracts that are not contractually required to “cash-settle,” a Portfolio covers its open positions by setting aside liquid assets equal to a contract’s full, notional value. With respect to forwards, futures, and index options that are contractually required to "cash-settle," however, a Portfolio generally will set aside liquid assets in an amount equal to a Portfolio’s daily marked-to-market (net) obligations, if any (i.e., a Portfolio’s daily net liability, if any), rather than the notional value. By setting aside assets equal to only its net obligations under cash-settled forward, futures, and index options contracts, a Portfolio will have the ability to employ leverage to a greater extent than if a Portfolio were required to segregate assets equal to the full notional value of such contracts. The use of leverage involves certain risks.  The Portfolios reserve the right to modify their asset segregation policies in the future to comply with any changes in the positions articulated from time to time by the SEC and its staff.

Fixed Income Securities. Fixed income securities include U.S. government securities, government agency securities, corporate bonds, mortgage-backed and asset-backed securities, lower-rated bonds, foreign bonds, money market instruments, and certain other types of debt or hybrid instruments. Fixed income security prices fluctuate over time. The price of a fixed income security may fall as a result of adverse events involving the issuer of the security, changes in interest rates, or other adverse economic or political events.

A Portfolio’s investment in fixed income securities is subject to interest rate risk and credit risk, including changes in debt ratings.

Interest Rate Risk. A change in interest rates will affect the value of a Portfolio’s fixed income investments. Debt securities tend to move inversely with changes in interest rates. For example, when interest rates rise, debt security prices generally fall.

Credit Risk. The value of the debt securities held by a Portfolio also fluctuates with the credit quality of the issuers of those securities. A Portfolio could lose money if the issuer of a security is unable to meet its financial obligations or goes bankrupt. Failure of an issuer to make timely payments of principal and interest or a decline or perception of decline in the credit quality of a debt security can cause the price of the debt security to fall, potentially lowering a Portfolio’s share price.

Changes in Debt Ratings. If a rating agency assigns a debt security a lower rating, the value of the security will decline because investors will demand a higher rate of return to compensate for the additional perceived risk.

With regard to Old Mutual Analytic VA Global Defensive Equity Portfolio, while this Portfolio generally emphasize investments in equity securities, it may also invest up to 20% of its total assets in fixed income securities, cash, and cash equivalents. Fixed income securities may be issued by U.S. or non-U.S. corporate and government issuers. Generally, this Portfolio will acquire fixed income securities that are investment grade, but it may invest up to 5% of their net assets in below investment grade convertible debt securities.

U.S. Government Securities. U.S. government securities include U.S. Treasury bills, notes, and bonds of varying maturities that are backed by the full faith and credit of the U.S. government. U.S. government securities generally offer lower yields than other fixed income securities. Holding U.S. government securities lowers the risk profile of an investment portfolio as the timely payment of principal and interest on such securities is guaranteed by the U.S. government.

The Portfolios will generally not invest in U.S. government securities except for temporary defensive and cash management purposes.

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U.S. Government Agency Securities. U.S. government agency securities are debt securities issued or guaranteed as to principal and interest by U.S. government agencies, U.S. government sponsored enterprises, and U.S. government instrumentalities that are not direct obligations of the U.S. government. Certain U.S. government agency securities are also not backed by the full faith and credit of the U.S. government. U.S. government agency securities represent a higher risk of default than U.S. government securities.

Mortgage-Backed Securities. Mortgage-backed securities are securities that represent pools of mortgages (including collateralized mortgage obligations (CMOs)), where investors receive principal and interest payments from the repayment of underlying mortgage loans. Some mortgage-backed securities are issued and guaranteed against default by the U.S. government or its agencies or instrumentalities, such as the Government National Mortgage Association, Federal National Mortgage Association, and Federal Home Loan Mortgage Corporation.

Mortgage-backed securities may be adversely affected by changes in interest rates and the creditworthiness of the issuer and underlying mortgage holders. Also, the mortgages underlying mortgage-backed securities may be subject to unscheduled or early payments, which may shorten the maturities of these securities and may lower their returns.

Mortgage-backed securities may offer higher yields and the potential for higher returns than certain other fixed income securities.

Stripped Mortgage-Backed Securities. Stripped mortgage-backed securities are derivative multiple-class mortgage-backed securities. Stripped mortgage-backed securities usually have two classes that receive different proportions of interest and principal distributions on a pool of mortgage assets. One class might receive all of the interest distributions - interest-only strips (IOs) and the other all the principal distributions - principal only strips (POs).

The cash flows and yields on stripped mortgage-backed securities are extremely sensitive to interest rates and the rate of principal payments (including prepayments) on the underlying mortgage loans or mortgage-backed securities. A rapid rate of principal payments may adversely affect the yield to maturity of IOs. Slower than anticipated prepayments of principal may adversely affect the yield to maturity of POs.

The yields and market risk of IO and PO stripped mortgage-backed securities may be more volatile than those of other fixed income securities. The market for stripped mortgage-backed securities may be limited, making it difficult for a Portfolio to value or to sell its holdings at an acceptable price. Stripped mortgage-backed securities may offer higher yields than other, more stable, fixed income securities, such as traditional mortgage-backed securities. Certain stripped mortgage-backed securities may be deemed to be illiquid. Each Portfolio may invest up to 15% of its net assets in illiquid securities, including stripped mortgage-backed securities that are deemed to be illiquid.

Asset-Backed Securities. Asset-backed securities are interests in a stream of payments from specific assets, such as automobile or credit card receivables. These securities are generally pass-through securities, which means that principal and interest payments on the underlying securities (less servicing fees) are passed through to shareholders on a pro rata basis.

Asset-backed securities may be adversely affected by changes in interest rates. Also, the nature of the underlying collateral may make it more difficult for issuers of asset-backed securities to recover or repossess such collateral upon a default.

Corporate Bonds. Corporate bonds are debt securities of companies that are rated at or above investment grade by one or more nationally recognized rating organizations. Issuers of corporate bonds may default on their obligations to repay principal and interest. Also, changes in interest rates may adversely affect the market value of corporate bonds.

Lower-Rated (Junk) Bonds. Lower-rated bonds are debt securities of companies that are rated below investment grade (BB/Ba or lower). Lower-rated bonds have a higher risk of default, tend to be less liquid, and may be difficult to value. Lower-rated bonds offer higher yields and higher potential gains than investment-grade (BBB/Baa or higher) bonds.

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Foreign Bonds. Foreign bonds are debt securities of foreign governments and foreign companies. In addition to the risks present for domestic bonds, foreign bonds are subject to the additional risks of potential adverse political developments or political instability; differences in accounting, auditing, and financial reporting standards; a lack of adequate information from bond issuers due to less stringent government regulation; and adverse changes in foreign exchange rates.

Zero Coupon and Pay-In-Kind Securities. A zero coupon security pays no interest to its holders until it matures and is sold at a discount to its face value. Pay-in-kind securities are securities that generally pay interest through the issuance of additional securities. The market prices of these securities generally are more volatile and are likely to respond to a greater degree to changes in interest rates than the market prices of securities that pay interest periodically or in cash.

More About Investment Strategies and Risks

The Portfolios may also use the investment strategies or be subject to the risks described below. The Portfolios’ Statement of Additional Information (“SAI”) contains more detailed information about the Portfolios’ investment objectives, strategies, and risks. The back cover of this Prospectus explains how you can obtain a copy of the SAI.

Securities of Other Investment Companies. The Portfolios may acquire securities of other investment companies, including exchange-traded funds, subject to the limitations of the 1940 Act. A Portfolio’s purchase of securities of other investment companies may result in the payment of additional management and distribution fees and other operating expenses.

Securities That Are Not Readily Marketable. Each Portfolio may invest up to 15% of its net assets in securities that are not “readily marketable.” A security is not readily marketable, or “illiquid,” if the Portfolio cannot sell it within 7 days in the ordinary course of business for approximately the amount at which it is valued on the books of a Portfolio. For example, some securities are not registered under U.S. securities laws and cannot be sold to the public because of SEC regulations (these are known as “restricted securities”). Under procedures adopted by the Board of Trustees of the Trust (the “Board”), certain restricted securities may be deemed liquid and will not be counted toward the 15% limit. Investments in illiquid securities, which may include restricted securities, involve higher risks because a Portfolio may be unable to sell an illiquid security or sell at a reasonable price. In addition, in order to sell a restricted security, a Portfolio may have to bear the expenses associated with registering the shares with the SEC and incur delays in selling the security.

Temporary Defensive Investments. In times of unstable or adverse market or economic conditions, a Portfolio may invest up to 100% of its assets in temporary defensive instruments that may be inconsistent with the Portfolio’s principal investment strategies in an effort to enhance liquidity or preserve capital. Temporary defensive investments generally include cash, cash equivalents such as commercial paper, money market instruments, short-term debt securities, U.S. government securities, or repurchase agreement transactions. A Portfolio could also hold these types of securities pending the investment of proceeds from the sale of Portfolio shares or portfolio securities or to meet anticipated redemptions of Portfolio shares. A Portfolio may invest in temporary defensive investments for undetermined periods of time, depending on market or economic conditions. To the extent a Portfolio invests defensively in these securities, it might not achieve its investment objective.

Portfolio Turnover. The Portfolios’ active management may result in the Portfolios’ Sub-Advisers frequently buying and selling securities, which could increase the Portfolios’ portfolio turnover rate and transaction costs, such as brokerage commissions. Higher portfolio rates increase the brokerage costs the Portfolios pay and may adversely affect their performance. In addition, the sale of a Portfolio’s portfolio holdings may generate capital gains, which, when distributed, may be taxable to you.

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The Adviser & Sub-Adviser

The Adviser

Old Mutual Capital, Inc., located at 4643 South Ulster Street, Suite 600, Denver, Colorado 80237, is the investment adviser to the Portfolios. The Adviser was organized in 2004 and is a wholly-owned subsidiary of Old Mutual (US) Holdings Inc. ("OMUSH"), which is a wholly-owned subsidiary of OM Group (UK) Limited, which, in turn, is a wholly-owned subsidiary of Old Mutual plc, a London-exchange-listed international financial services firm.

The Adviser oversees the operations of the Portfolios and monitors the performance of the Sub-Adviser. The Board supervises the Adviser and the Sub-Adviser and establishes policies that the Adviser and the Sub-Adviser must follow in their day-to-day investment management activities.

The Sub-Adviser

Analytic Investors, LLC (“Analytic”), a Delaware limited liability company located at 500 South Grand Avenue, 23rd Floor, Los Angeles, California 90071, is the sub-adviser to Old Mutual Analytic VA Defensive Equity Portfolio and the Old Mutual Analytic VA Global Defensive Equity Portfolio. Analytic has provided investment management services since 1970. As of December 31, 2007, Analytic had $XX billion in assets under management. Analytic is a wholly-owned subsidiary of OMUSH.

For its services to the Portfolios, the Adviser will receive on an annual basis, the following management fees (as a percentage of each Portfolio’s average daily net assets):

Portfolio	Management Fee
Old Mutual Analytic VA Defensive Equity Portfolio	0.95%
Old Mutual Analytic VA Global Defensive Equity Portfolio	1.150% - Less than $1 billion 1.125% - Between $1 - $2 billion 1.100% - Between $2 - $3 billion 1.075% - Greater than $3 billion

The Sub-Adviser is entitled to receive a fee from the Adviser. The fee arrangement for the Sub-Adviser is described in the SAI.

A discussion regarding the basis for the Board’s approval of the investment advisory agreement and investment sub-advisory agreement is available in the Portfolios’ Annual Report to Shareholders. The back cover of this Prospectus explains how you can obtain a copy of the shareholder reports.

In addition, in the interest of limiting the expenses of the Portfolios, the Adviser has signed expense limitation agreements with the Trust on behalf of the Portfolios pursuant to which the Adviser has agreed to reduce the fees payable to it under the advisory agreement and to assume other expenses in an amount necessary to limit total annual operating expenses to an annual rate (as a percentage of a Portfolio’s average daily net assets) (“Expense Limit”) as set forth in the table below.

	Initial Class Expense Limit	Expiration Date
Old Mutual Analytic VA Defensive Equity Portfolio	1.05%	December 31, 2008
Old Mutual Analytic VA Defensive Equity Portfolio	2.75%	December 31, 2017
Old Mutual Analytic VA Global Defensive Equity Portfolio	1.35%	December 31, 2008
Old Mutual Analytic VA Global Defensive Equity Portfolio	2.75%	December 31, 2017

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For the expense limitation agreement expiring December 31, 2008, to the extent that the Adviser limits the operating expenses of a Portfolio, the Adviser may seek reimbursement of such expenses within two fiscal years after the fiscal year in which the fees were waived, so long as the Portfolio’s assets are greater than $75 million, such reimbursement does not cause the operating expenses of the Portfolio in the year of reimbursement to exceed the expense limitation in effect in the year for which fees are being reimbursed, and the reimbursement was approved by the Board of Trustees of the Trust.

For the expense limitation agreement expiring December 31, 2017, the Adviser is entitled to reimbursement from a Portfolio of any fees waived pursuant to the expense limitation arrangement if such reimbursement does not cause the operating expenses of the Portfolio in the year of reimbursement to exceed the expense limitation in effect in the year for which fees are being reimbursed and the reimbursement is made within three years after the expenses were reimbursed.

The Portfolio Managers

The following summarizes the experience of the members of the portfolio management team at Analytic who are primarily responsible for the day-to-day management of the Portfolios. Except as otherwise noted, each portfolio manager listed below has served in his/her current position for the last 5 years and is a member of the portfolio management team for each of the Portfolios.

	Name (Role on Team)	Business Experience
Analytic Investors, Inc.	Harindra de Silva, Ph.D., CFA (Co-Manager: Old Mutual Analytic VA Defensive Equity Portfolio and Old Mutual Analytic VA Global Defensive Equity Portfolio)	President and Portfolio Manager, Analytic.
	Gregory McMurran (Co-Manager: Old Mutual Analytic VA Defensive Equity Portfolio and Old Mutual Analytic VA Global Defensive Equity Portfolio)	Chief Investment Officer and Portfolio Manager, Analytic.
	Dennis M. Bein, CFA (Co-Manager: Old Mutual Analytic VA Defensive Equity Portfolio and Old Mutual Analytic VA Global Defensive Equity Portfolio)	Chief Investment Officer and Portfolio Manager, Analytic.
	Steven Sapra, CFA (Co-Manager: Old Mutual Analytic VA Defensive Equity Portfolio)	Portfolio Manager, Analytic.
	Scott Barker, CFA (Co-Manager: Old Mutual Analytic VA Defensive Equity Portfolio and Old Mutual Analytic VA Global Defensive Equity Portfolio)	Portfolio Manager, Analytic.

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Robert Murdock, Ph.D., CFA (Co-Manager: Old Mutual Analytic VA Defensive Equity Portfolio and Old Mutual Analytic VA Global Defensive Equity Portfolio	Portfolio Manager, Analytic.
David Krider (Co-Manager: Old Mutual Analytic VA Global Defensive Equity Portfolio)	Portfolio Manager, Analytic, since July 2006; Research Analyst, Analytic, June 2005 – July 2006; Founder and Chief Technology Officer, Visualize, Inc., from 1996 to 2005.

For more information on the Portfolios’ portfolio managers, their compensation, other accounts managed by them, and their ownership of shares of the Portfolios, please see the SAI.

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INVESTMENT IN THE PORTFOLIOS

Share Price

Share of a Portfolio are bought, sold, or redeemed at net asset value (“NAV”). NAV per share class of a Portfolio is calculated by dividing the total net assets of each class by the total number of the class’ shares outstanding. NAV is determined as of the close of regular trading on the New York Stock Exchange (the “NYSE”) (normally 4:00 p.m. Eastern time) on each day that the NYSE is open, except that securities traded primarily on the NASDAQ Stock Market (“NASDAQ”) are normally valued by a Portfolio at the NASDAQ Official Closing Price provided by NASDAQ each business day. NAV is not calculated, and Portfolio transactions are not conducted, on days the NYSE is closed (generally weekends and New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day).

Purchases, exchanges, or redemptions of Portfolio shares will be priced at the next NAV calculated after the request is received in good order by the Portfolios’ transfer agent or other Portfolio agents. Shares begin to earn dividends on the first business day following the day of purchase. Shares earn dividends until the day of redemption. The NAV of shares when redeemed may be more or less than the price originally paid, depending primarily upon a Portfolio's investment performance.

Since each Portfolio is mainly invested in shares of the underlying funds, a Portfolio’s NAV is based mainly on the NAV of the underlying funds in which it invests. The prospectuses for the underlying funds explain the circumstances under which the underlying funds may use fair value pricing and its effects.

Valuing Portfolio Securities

The Portfolios use pricing services to determine the market value of the securities in their portfolios. They generally use the market value of securities as of the close of regular trading on the NYSE to value equity securities held in the portfolio, except that securities traded primarily on NASDAQ are normally valued by a Portfolio at the NASDAQ Official Closing Price provided by NASDAQ each business day.

If a market quotation is not readily available or is believed to be unreliable, the security is valued at fair value as determined in good faith by the board of trustees of the Portfolio or pursuant to procedures approved by such board. The valuation assigned to a fair valued security for purposes of calculating a Portfolio's NAV may differ from the security's most recent closing market price and from the prices used by other mutual Portfolios to calculate their NAVs. Although intended to do so, the fair value procedures may not always better represent the price at which a Portfolio could sell the fair valued security and may not always result in a more accurate NAV.

Policy Regarding Excessive or Short-Term Trading

While the Portfolios provide shareholders with daily liquidity, the Portfolios are intended to be long-term investment vehicles and are not designed for investors who engage in excessive short-term trading activity, market-timing, or other abusive trading practices. Short-term trading, market-timing, or other abusive trading practices may disrupt portfolio management strategies, may drive Portfolio expenses higher, and may harm Portfolio performance. In particular, frequent trading of a Portfolio’s shares may:

•	force a Portfolio to sell its shares in the underlying funds sooner than it otherwise would in order to honor redemptions; or
•	dilute the value of Portfolio shares held by long-term shareholders.

The Portfolios, the Adviser, and their agents, will not knowingly permit investors to excessively trade the Portfolios, although no guarantees can be made that we will be able to identify and restrict all such trading in the Portfolios. The Adviser and its agents cannot always know or reasonably detect short-term trading

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through Participating Insurance Companies or through the use of omnibus accounts by Participating Insurance Companies.

To minimize harm to a Portfolio and its shareholders, we reserve the right to reject any purchase order, including exchange purchases, for any reason without prior notice.

The Board has adopted, and the Adviser and its agents have implemented, tools to discourage short-term trading in the Portfolios. Each of these tools is described below. Although they are designed to discourage short-term trading, none of these tools alone nor all of them taken together, can eliminate the possibility that short-term trading activity in a Portfolio will occur. Moreover, each of these tools, other than the redemption/exchange fee, involves judgments, which are inherently subjective. The Adviser and its agents seek to make these judgments to the best of their abilities in a manner that they believe is consistent with long-term shareholder interests. For purposes of applying these tools, the Adviser and its agents may consider an investor's trading history in the Portfolios, other funds, and accounts under common ownership, influence, or control. The Adviser and the Portfolios may modify these procedures in response to changing regulatory requirements or to enhance the effectiveness of the procedures.

Trade Activity Monitoring

The Adviser and its agents monitor selected trades based on a shareholder’s trading activity and history in an effort to detect short-term trading activities. If as a result of this monitoring the Adviser, or one of its agents, determines that a holder of a VA Contract or a VLI Policy has engaged in short-term trading, it will (i) use its best efforts to work with the Participating Insurance Company that issued the VA Contract or VLI Policy holds the account to inform the holder that such activities must stop, and (ii) use its best efforts to refuse to process allocations or transfers by the holder. Determining whether a holder has engaged in short-term trading involves judgments that are inherently subjective. In making such judgments, the Adviser and its agents seek to act in a manner that they believe is consistent with the best interests of long-term Portfolio shareholders.

The Adviser and its agents seek to apply the excessive short-term trading policy uniformly to all Participating Insurance Companies. The ability of the Adviser and its agents to monitor allocations and transfers that are placed by holders of VA Contracts and VLI Policies is limited because Participating Insurance Companies often maintain the underlying shareholder accounts in omnibus accounts. The Adviser and its agents rely on Participating Insurance Companies to monitor trading activity in omnibus accounts and enforce the Portfolios’ short-term trading policy on holders of VA Contracts and VLI Policies. The Adviser and its agents apply the excessive short-term trading policy uniformly to all Participating Insurance Companies. In compliance with Rule 22c-2 of the 1940 Act, the Trust has in place with each Participating Insurance Company or other entity, deemed to be a financial intermediary under Rule 22c-2 (“Financial Intermediary”), an agreement (“Shareholder Information Agreement”) that requires the Financial Intermediary to (i) provide the taxpayer identification numbers and transaction information about holders of VA Contracts and VLI Policies and Portfolio shareholders who hold their shares through the Financial Intermediary, (ii) use its best efforts to determine, upon request of the Trust, whether any other person that holds Portfolio shares through the Financial Intermediary is itself determined to be a Financial Intermediary (“Indirect Intermediary”), and upon further request by the Trust provide the above information regarding shareholders holding an account with such Indirect Intermediary, and (iii) carry out any instructions from the Trust to restrict or prohibit any further purchases or exchanges of Portfolio shares in the account of a holder of a VA Contract or VLI Policy whom the Trust identifies as having violated the Trust’s market timing or excessive trading policies, as permitted by applicable VA Contracts or VLI Policies. These contractual arrangements will enhance the Adviser’s ability to monitor trades placed through omnibus accounts. However, there is no assurance that Financial Intermediaries will, in all instances, cooperate with the Adviser in monitoring trading activity, will be successful in obtaining data from Indirect Intermediaries, or will carry out instructions to restrict or prohibit purchases.

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Trading Guidelines

If a holder of a VA Contract or a VLI Policy exceeds four exchanges out of a Portfolio per calendar year or if a Portfolio, the Adviser, a Participating Insurance Company, or one of their agents determines that a holder's short-term trading activity is detrimental to Portfolio shareholders (regardless of whether or not the activity exceeds these guidelines), the Portfolio will not knowingly accept any additional purchase and exchange orders in the account of such shareholder. The Portfolios and the Adviser and their agents may accept exchanges that are detected under these guidelines if they believe that such transactions are not short-term trading activity, are for legitimate trading purposes, and are consistent with the best interests of long-term shareholders.

Transactions placed through the same Participating Insurance Company on an omnibus basis may be deemed part of a group for purposes of this policy and may be rejected in whole or in part. Transactions accepted by a Participating Insurance Company in violation of our short-term trading policy are not deemed accepted by a Portfolio and may be cancelled or revoked. The Adviser may also suspend or terminate a shareholder’s exchange privileges if a shareholder engages in a disruptive pattern of exchanges.

Investing in the Portfolios

Choosing a Share Class

The Portfolios have two classes of shares, one of which, Service Class Shares, is offered by this Prospectus. Each class represents investments in the same portfolio of securities and has the same rights and privileges as the other share classes of the Portfolio, except that Service Class Shares are subject to a 0.25% distribution fee, which is paid pursuant to a Distribution Plan adopted under Rule 12b-1 of the 1940 Act. Exchanges are permitted between the Portfolios but only among the same class. Each class may have exclusive voting rights with respect to matters affecting only that class.

Buying and Selling Portfolio Shares

Only Participating Insurance Companies may buy and sell Portfolio shares. The value of the VA Contracts and VLI Policies offered by separate accounts of Participating Insurance Companies is based on the performance of the separate accounts. The separate accounts, or subaccounts of the separate account, may invest in the Portfolios. The prospectus for these separate accounts explains how to purchase and redeem a VA Contract or VLI Policy, and how to allocate premiums to, and make transfers between, subaccounts of the separate accounts.

General Policies

▪	The Portfolios may reject purchase orders.
▪	The Portfolios reserve the right to make redemptions in securities rather than in cash if the redemption amount exceeds $250,000 or 1.00% of the aggregate NAV of a Portfolio in any 90-day period.

Dividends and Taxes

The Portfolios pay shareholders dividends from their net investment income and distributions from their net realized capital gains, if available. The Portfolios pay net investment income and distributions from capital gains annually. Dividends and distributions will be reinvested in the Portfolio unless the Participating Insurance Company instructs the Portfolio otherwise. There are no fees on reinvestments.

The separate accounts of Participating Insurance Companies generally are not taxed on dividends and distributions received from the Portfolios. The prospectus for the Participating Insurance Company separate account discusses the tax treatment of VA Contracts and VLI Policies. Holders of VA Contracts and VLI

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Policies should consult their tax professionals about the tax consequences of a VA Contracts of a VLI Policy.

Distribution Arrangements

The Trust, on behalf of the Service Class Shares of the Portfolios, has adopted a Distribution Plan pursuant to which the Portfolio pays distribution fees to the Distributor, Old Mutual Investment Partners (the “Distributor”). Distribution fees are paid for the sale and distribution of Service Class Shares. All or a substantial portion of the distribution fees that are paid to the Distributor are re-allowed to the Participating Insurance Company or another entity providing personal shareholder services. Because distribution fees are paid out of the Portfolio's Service Class assets on an on-going basis, over time these fees will increase the cost of the investment and may cost more than paying other types of sales charges.

Revenue Sharing

Payments by Old Mutual Investment Partners

From time to time, the Distributor may make payments from its own resources to Participating Insurance Companies that sponsor VA Contracts and VLI Policies which offer or hold Portfolio shares or to other Financial Intermediaries. These payments are made in exchange for certain services provided by the Participating Insurance Company or Financial Intermediary, such as administrative or recordkeeping support services and/or marketing support. Administrative and recordkeeping support services vary among intermediaries, but may include transaction processing or account maintenance activities (such as processing purchases, redemptions, or exchanges or producing customer account statements or tax statements) sub-accounting services, answering shareholder inquiries relating to the Portfolios, delivering proxy statements, annual reports, updated prospectuses, and other communications, and other recordkeeping services relating to investments in the Portfolios. Marketing support payments include payments for conferences and seminars, investor and dealer-sponsored events, educating sales personnel of the insurance company or other intermediary, placement on sales lists and access (in some cases on a preferential basis over competitors of the Portfolios) to sales meetings and salespeople of the intermediary. In addition, Participating Insurance Companies and Financial Intermediaries may receive non-cash compensation, such as promotional merchandise bearing the Trust’s logo.

The Distributor or its affiliates may compensate Participating Insurance Companies and other Financial Intermediaries differently depending on the nature and extent of the services they provide. Participating Insurance Companies and Financial Intermediaries may earn profits on these payments, since the amount of the payment may exceed their cost in providing the service. Certain of these payments may be subject to limitations under applicable law.

The Distributor is motivated to make revenue sharing payments since, in certain circumstances, they promote the sale of Portfolio shares and the retention of those investments by clients of the Participating Insurance Company or Financial Intermediary. The Adviser may also benefit from the Distributor’s activity through increased advisory fees received on assets purchased through Participating Insurance Companies or Financial Intermediaries.

Payments by the Portfolios

Like the Distributor, the Portfolios may, from time to time, make payments to Participating Insurance Companies and other Financial Intermediaries that provide administrative or recordkeeping support services, as described above. In certain cases, the payments could be significant and cause a conflict of interest for Participating Insurance Companies or other Financial Intermediaries. You can find further details in the SAI about these payments and the services provided in return by the Participating Insurance Companies or Financial Intermediaries. You can also speak to your Participating Insurance Company or Financial Intermediary for more information about payments made by the Distributor or the Portfolios to such parties.

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Potential Conflicts of Interest

Participating Insurance Companies may be affiliated with one another. In addition, the interests of VA Contact and VLI Policy holders may conflict due to differences in tax treatment and other considerations. The Board monitors each Portfolio for material conflicts and determines what action, if any, should be taken. For example, the Board may require a Participating Insurance Company to sell its investments in a Portfolio. As a result, the Portfolio may be forced to sell securities. In addition, the Board may refuse to sell shares of a Portfolio to a particular Participating Insurance Company’s separate account or may suspend or terminate sales of Portfolio shares if required by law or regulatory authority or if the action is in the best interests of the Portfolio and its shareholders.

Portfolio Holdings Disclosure

A description of the Trust's policies and procedures with respect to the disclosure of a Portfolio’s portfolio securities is available in the SAI. The back cover of this Prospectus explains how you can obtain a copy of the SAI.

27

FINANCIAL HIGHLIGHTS

The financial highlights are intended to help you understand the financial performance of each Portfolio’s shares for the period from commencement of operations through the fiscal year ended December 31, 2007. The total returns for a Portfolio represent the rate that an investor would have earned (or lost) on an investment in the Portfolio (assuming reinvestment of all dividends and distributions). The information in the financial highlights has been audited by XX, whose report, along with the Portfolios’ financial statements, are included in the annual report, which is available by calling the Portfolios toll-free at 888.772.2888.

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FOR MORE INFORMATION

For investors who want more information about the Portfolios, the following documents are available, without charge, upon request:

Statement of Additional Information

The SAI provides more information about the Portfolios and is incorporated into this Prospectus by reference.

Annual and Semi-Annual Reports

The Portfolios’ annual and semi-annual reports to shareholders will provide financial and performance information about the Portfolios and their investments and a discussion of the market conditions and investment strategies that significantly affected each Portfolio’s performance during the last fiscal year or half-year.

To obtain a copy of the SAI, annual and semiannual reports, or for other information and shareholder inquiries, contact Old Mutual Funds I:

By Telephone:

888-772-2888

By Mail:

Old Mutual Funds I

P.O. Box 219534

Kansas City, Missouri 64121-9534

Via the Internet:

oldmutualfunds.com

Reports and other information about Old Mutual Funds I (including the SAI) can be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 202.942.8088. Reports and other information about Old Mutual Funds I are also available on the EDGAR database on the SEC’s Internet site at http://www.sec.gov and copies of this information may be obtained, after paying a duplicating fee, by sending your written request to the SEC’s Public Reference Section, Washington, D.C. 20549-0102, or by electronic request at publicinfo@sec.gov.

Investment Adviser

Old Mutual Capital, Inc.

Distributor

Old Mutual Investment Partners

SEC FILE NUMBER 811-21587

OMAF-VAADE-PRO 02/2008

R-08-XXX 02/2008

Old Mutual Funds I

PROSPECTUS Service Class Shares April 7, 2008 Old Mutual Analytic VA Defensive Equity Portfolio Old Mutual Analytic VA Global Defensive Equity Portfolio	[Analytic Investors, LLC logo]

The Securities and Exchange Commission (the “SEC”) has not approved or disapproved the Portfolios’ shares or determined whether this Prospectus is accurate or complete. Anyone who tells you otherwise is committing a crime.

Page

PORTFOLIO SUMMARIES	1
Old Mutual Analytic VA Defensive Equity Portfolio	1
Old Mutual Analytic VA Global Defensive Equity Portfolio	8
More About the Portfolios	15
Investment Strategies and Risks	15
More About Investment Strategies and Risks	19
The Adviser & Sub-Adviser	20
The Adviser	20
The Sub-Adviser	20
The Portfolio Managers	21
INVESTMENT IN THE PORTFOLIOS	23
Share Price	23
Valuing Portfolio Securities	23
Policy Regarding Excessive or Short-Term Trading	23
Investing in the Portfolios	25
Revenue Sharing	26
Portfolio Holdings Disclosure	27
FINANCIAL HIGHLIGHTS	28

AN INTRODUCTION TO OLD MUTUAL FUNDS I® AND THIS PROSPECTUS

Old Mutual Analytic VA Defensive Equity Portfolio and Old Mutual Analytic VA Global Defensive Equity Portfolio (the “Portfolios”) are mutual funds that sell shares in separate investment portfolios to separate accounts of certain insurance companies (“Participating Insurance Companies”). The Participating Insurance Companies offer variable annuity contracts (“VA Contracts”) and variable life insurance policies (“VLI Policies”), the value of which is based on the performance of the separate account. The Portfolios are series of Old Mutual Funds I (the “Trust”), a trust offering professionally managed investment portfolios.

Each Portfolio has its own investment objective and strategies for achieving that objective. A description of each Portfolio’s investment objective, main investment strategies, main investment risks, and fees and expenses are described under the Portfolio Summaries section of this Prospectus.

The Portfolios are generally designed for long-term investors or investors that want a fund that seeks to outperform the market in which it invests over the long-term. The Portfolios may not be suitable for investors who are pursuing a short-term investment goal. the Portfolios may not be suitable for investors who require regular income or stability of principal.

This Prospectus contains important information about the Portfolios. This information is arranged into different sections for easy reading and future reference. To obtain more information about the Portfolios, please refer to the back cover of this Prospectus.

Investment Adviser

Old Mutual Capital, Inc. (“Old Mutual Capital” or the “Adviser”) is the investment adviser for each Portfolio. Old Mutual Capital has retained Analytic Investors, LLC as a sub-adviser (the “Sub-Adviser”) to assist in managing the Portfolios. For more information about the Sub-Adviser, see the section of this Prospectus entitled “The Adviser & Sub-Adviser — The Sub-Adviser.”

[On side panel: What the Portfolios Are — And Aren’t

The Portfolios are mutual funds – pooled investments that are professionally managed and provide the opportunity to participate in financial markets. The Portfolios strive to meet their stated goals, although as with all mutual funds, they cannot offer guaranteed results. As with any mutual fund, there is always a risk that an investment in a Portfolio may lose money.

An investment in a Portfolio is not a bank deposit. It is not insured by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency.]

PORTFOLIO SUMMARIES

Old Mutual Analytic VA Defensive Equity Portfolio

Sub-Adviser:	Analytic Investors, LLC

Investment Objective and Main Investment Strategies

Old Mutual Analytic VA Defensive Equity Portfolio seeks to obtain a greater long-term return and smaller fluctuations in quarterly total return from a diversified, hedged common stock fund than would be realized from the same fund unhedged. The Portfolio may change its investment objective without shareholder approval.

To pursue its objective, the Portfolio normally invests in a combination of stocks, debt securities, and derivative instruments. The Portfolio normally invests at least 80% of its net assets, plus borrowings for investment purposes, in equity securities. This strategy may not be changed unless Portfolio shareholders are given at least 60 days’ prior notice.

Equity Strategy. The Portfolio invests primarily in long and short positions in U.S. large cap stocks included in the Russell 1000® Index, although the Portfolio may invest in other equity securities. The Russell 1000® Index consists of the largest 1000 domestic companies based on market capitalization. The Portfolio buys securities “long” that Analytic believes will outperform and sells securities “short” that Analytic believes will underperform. The Portfolio intends to take long and short equity positions that may vary over time based on Analytic’s assessment of market conditions and other factors. The Portfolio’s long equity exposure is ordinarily expected to range from 80% to 130% and its short equity exposure from 0% to 70% of the Portfolio’s net assets, excluding cash. The Portfolio may take short positions at the higher end of this range when it has reduced its written call options positions under the option strategy and may during these periods hold a substantial portion of the Portfolio’s total assets in high quality short-term debt securities, cash, or cash equivalents.

Analytic selects common stocks and other equity securities for the Portfolio using a proprietary system that ranks securities according to a quantitative model. The model attempts to determine a security’s intrinsic value by evaluating variables such as relative valuation, price momentum, company fundamentals, liquidity, and risk.

[On side panel: Selling Short

Short sales are transactions in which the Portfolio sells a security it does not own. When the Portfolio sells a security short, it borrows the security from a third party and sells it at the then-current market price. The Portfolio is then obligated to buy the security on a later date so that it can return the security to the lender.]

Option Strategy. Analytic may utilize options in an attempt to generate gains from option premiums, enhance distributions payable to the Portfolio’s shareholders, and reduce overall portfolio risk. The Portfolio’s option strategy primarily focuses on the use of writing (selling) call options on equity indexes. The Portfolio intends to write call options representing approximately 80% to 90% of its net assets, although the extent of the Portfolio’s use of written call options may vary over time based on the Sub-Adviser’s assessment of market conditions and other factors (such that it may range from 0% to 100% of net assets). For these purposes, the Portfolio treats options on indexes as being written on securities having an aggregate value equal to the face or notional amount of the index subject to the option.

Buying and selling options. The Portfolio may buy and sell options, which are agreements that give an investor the right to buy or sell an asset at an agreed upon price in the future. Options may be used to protect the Portfolio’s investments against changes resulting from market conditions (a practice called “hedging”) or to generate income. Analytic bases its hedging decisions on estimates of the fair value and expected contribution made by an option to the overall expected return of the Portfolio.

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Writing call options. The Portfolio may write (sell) covered call options to generate income. When the Portfolio writes a covered call option, the Portfolio sells the right to purchase a security on or before a predetermined date in the future in return for a premium. The Portfolio owns a sufficient amount of the underlying shares to cover its potential obligation to deliver shares should the buyer exercise its right to purchase the shares.

Use of ‘‘broad-based’’ equity indexes. The Portfolio may sell call options on equity indexes, such as the S&P 500 Index, as well as on narrower market indexes or on indexes of securities of companies in a particular industry or sector, including (but not limited to) financial services, technology, pharmaceuticals, and consumer products. The Portfolio seeks to write options on broad and narrow-based indexes that correlate with the price movements of the Portfolio’s equity securities.

[On side panel: Options

The Portfolio may buy and sell options, which are agreements that give an investor the right to buy or sell a security at an agreed upon price in the future. Options may be used to protect the Portfolio’s investments against changes resulting from market conditions (a practice called “hedging”) or to generate income.

Call Options - Collecting a Premium. When the Portfolio writes a covered call option, the Portfolio sells the right to purchase a security on or before a predetermined date in the future in return for a fee, or “premium.” The premium is paid at the time the option is purchased, and is not refundable to the buyer regardless of what happens to the stock price. Premiums received for writing call options may decrease as a result of certain factors, such as a reduction in interest rates, a decline in stock market volumes, or a decrease in the price volatility of the underlying securities on which the call options are written.

If the Option is Exercised. The buyer of an option may elect to exercise the option at the exercise price at any time before the option expires. The Portfolio is then obligated to deliver the underlying shares (or the cash if the option is on an equity index) at that price. Options are normally exercised if the market price of the security exceeds the exercise price of the option.

If the Option Expires. If the market price of the security does not exceed the exercise price, the call option will likely expire without being exercised. The Portfolio keeps the premium. The Portfolio may continue to hold the underlying stock or may sell the position.]

Other Derivative Strategies. In addition to the option strategy, the Portfolio may use other derivative strategies for a variety of purposes, including to:

•	hedge against market and other risks in the portfolio;
•	manage cash flows;
•	maintain full market exposure, which means to adjust the characteristics of its investments to more closely approximate those of its benchmark, with reduced transaction costs; and
•	enhance investment returns, a strategy that may be considered speculative.

Analytic may engage in asset allocation strategies involving sectors by purchasing or selling futures contracts on U.S. and foreign securities indexes and other assets.

Futures contracts and related options. Analytic may use futures contracts in an attempt to enhance the Portfolio’s investment returns, as an efficient way to gain broad market exposure with reduced transaction costs and/or to hedge against market and other risks in the Portfolio. A futures contract provides for the future sale by one party and purchase by another party of a specified quantity of the security or other financial instrument at a specified price and time. A futures contract on an index is an agreement in which two parties agree to take or make delivery of an amount of cash equal to the difference between the value of the index at the close of the last trading day of the contract and the price at which the index contract was originally written.

2

Forward contracts. The Portfolio may purchase or sell forward contracts on foreign currencies to take advantage of changes in values of foreign currencies or the U.S. dollar (to generate income) or to protect against currency fluctuations (“hedging”). Generally, when the Portfolio invests in a foreign security the value of that security will be subject to changes in the value of the underlying currency. A forward contract on a foreign currency provides for the purchase or sale of foreign currency at an exchange rate established at the time of entering the contract but with payment and delivery at a future time. The Portfolio may use non-deliverable forward (“NDF”) contracts on foreign currencies. An NDF provides for a short-term, cash-settled forward foreign exchange contract, where on the settlement date, the profit or loss at the time is calculated by taking the difference between the contracted exchange rate and the spot FX rate on an agreed upon notional amount of funds.

Swap agreements. The Portfolio may enter into swap agreements, including equity swaps, to gain exposure to a particular group of securities or to an index of securities, without actually purchasing those securities, or to hedge a position. In a standard swap transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. Generally, swap agreements are done on a net basis with the Portfolio receiving or paying only the net amount of the two payments. Swap agreements can be individually negotiated and structured to include exposure to a variety of different types of investments or market factors and generally have a fixed maturity date agreed upon by the parties. Depending on their structure, swap agreements may increase or decrease the Portfolio’s exposure to long- or short-term interest rates (in the United States or abroad), foreign currency values, mortgage securities, futures contracts, corporate borrowing rates, or other factors such as security prices or inflation rates. The Portfolio may be able to eliminate its exposure under a swap agreement either by assignment or by other disposition, or by entering into an offsetting swap agreement with the same party or a similarly creditworthy party, or by mutual agreement.

In an equity swap, one of the cash flow streams exchanged will typically be based on an interest bearing reference asset. The other cash flow stream will be based on the performance of a share of stock or stock market index.

Main Investment Risks

Like all investments in securities, you risk losing money by investing in the Portfolio. The main risks of investing in the Portfolio are:

Stock Market Risk. The value of the stocks and other securities owned by the Portfolio will fluctuate depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence. The market also may fail to recognize the intrinsic worth of an investment or Analytic may misgauge that worth.

Short Sales Risk. If a security sold short increases in price, the Portfolio may have to cover its short position at a higher price than the short sale price, resulting in a loss. To borrow the security, the Portfolio also may be required to pay a premium, which would increase the cost of the security sold short. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of the premium, dividends, interest, or expenses the Portfolio may be required to pay in connection with the short sale. In addition, because the Portfolio’s loss on a short sale arises from increases in the value of the security sold short, such loss is theoretically unlimited. By contrast, the Portfolio’s loss on a long position arises from decreases in the value of the security and is limited by the fact that a security’s value cannot drop below zero.

Segregated Account Risk. Until the Portfolio replaces a borrowed security, it is required to segregate cash or liquid securities on the records of a broker or custodian to cover the Portfolio’s short position. Segregated securities cannot be sold while the position they are covering is outstanding, unless they are replaced with similar securities. As a result, there is the possibility that segregation of a large percentage of the Portfolio’s assets could affect its portfolio management.

Covered Call Options Risk. Investments in covered calls involve certain risks. These risks include:

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•

Limited Gains. By selling a covered call option, the Portfolio may forego the opportunity to benefit from an increase in the price of the underlying stock above the exercise price, but continues to bear the risk of a decline in the value of the underlying stock. While the Portfolio receives a premium for writing the call option, the price the Portfolio realizes from the sale of stock upon exercise of the option could be substantially below its prevailing market price.

•

Lack of Liquidity for the Option. A liquid market may not exist for the option. If the Portfolio is not able to close out the options transaction, the Portfolio will not be able to sell the underlying security until the option expires or is exercised.

•

Lack of Liquidity for the Security. The Portfolio’s investment strategy may also result in a lack of liquidity of the purchase and sale of portfolio securities. Because the Portfolio will generally hold the stocks underlying the call option, the Portfolio may be less likely to sell the stocks in its portfolio to take advantage of new investment opportunities.

Tax Consequences. The Portfolio expects to generate premiums from its sale of call options. These premiums typically will result in short-term capital gains to the Portfolio for federal and state income tax purposes. Transactions involving the disposition of the Portfolio’s underlying securities (whether pursuant to the exercise of a call option or otherwise) will give rise to capital gains or losses. Due to the tax treatment of securities on which call options have been written, the holding period of the underlying security may be affected and some or all of the gains from the sale of the underlying security may be short-term capital gains. Short-term capital gains are usually taxable as ordinary income when distributed to shareholders. Because the Portfolio does not have control over the exercise of the call options it writes, shareholder redemptions or corporate events involving its equity securities investments (such as mergers, acquisitions, or reorganizations) may force it to realize capital gains or losses at inopportune times.

Derivatives Risk. Derivatives, including options, futures contracts, swap agreements, and options related to futures contracts, are often more volatile than other investments and may magnify the Portfolio’s gains or losses. There are various factors that affect the Portfolio’s ability to achieve its objectives with derivatives. Successful use of a derivative depends on the degree to which prices of the underlying assets correlate with price movements in the derivatives the Portfolio buys or sells. The Portfolio could be negatively affected if the change in market value of its securities fails to correlate perfectly with the values of the derivatives it purchased or sold.

The lack of a liquid secondary market for a particular derivative instrument may prevent the Portfolio from closing its derivative positions and could adversely impact its ability to achieve its objectives and to realize profits or limit losses.

Since transactions in derivatives may involve leverage, a relatively small price movement in a derivative may result in an immediate and substantial loss or gain to the Portfolio. The Portfolio uses this leverage as a means of enhancing returns without increasing its investment. Derivatives are often more volatile than other investments and the maximum potential loss on the use of derivatives may be greater than the value presented in the Portfolio’s Statement of Net Assets. The Portfolio’s use of certain derivatives may be considered speculative.

Swap Risk. Swap agreements involve the risk that a swap counterparty will default on its payment obligation to the Portfolio. The Portfolio attempts to limit this risk by entering into a transaction with counterparties that meet certain credit requirements and that have been pre-approved by the Board of Trustees of the Trust (the “Board”).

Equity swaps have a potentially greater downside risk than interest rate swaps, for example, since equity returns, unlike interest rates, can be negative.

Leverage Risk. By engaging in certain derivative strategies or investing the proceeds received from selling securities short, the Portfolio is employing leverage, which creates special risks. The use of leverage may

4

increase the Portfolio’s exposure to long equity positions and make any change in the Portfolio’s net asset value greater than without the use of leverage. This could result in increased volatility of returns.

Industry and Sector Risk. Companies that have similar lines of business are grouped together in broad categories called industries. Certain industries are grouped together in broader categories called sectors. The Portfolio may focus its investments in certain industries within certain sectors, which may cause the Portfolio’s performance to be susceptible to the economic, business, or other developments that affect those industries.

Small- and Mid-Size Company Risk. While the Portfolio invests primarily in large capitalization companies, the Portfolio may also invest in small- or mid-size companies. While small- and mid-size companies may offer greater potential for capital appreciation than larger and more established companies, they may also involve greater risk of loss and price fluctuation. The trading markets for securities of smaller-cap issuers tend to be less liquid and more volatile than securities of larger companies. This means that the Portfolio could have greater difficulty buying or selling a security of a smaller-cap issuer at an acceptable price, especially in periods of market volatility.

Performance Information

The following information illustrates the risks of investing in the Portfolio. The Portfolio’s past performance does not guarantee how it will perform in the future. The Portfolio’s performance reflects a limitation on the total expenses of the Portfolio pursuant to an arrangement with the Adviser. The Portfolio’s returns would have been lower if the expense limitation had not been in effect. All performance figures reflect the reinvestment of dividends and capital gain distributions.

Annual Total Returns as of December 31, 2007 – Service Class

The bar chart and table, below, illustrate the variability of the Portfolio’s returns by comparing the Portfolio’s performance for Service Class shares with broad measures of market performance. Total return figures include the effect of the Portfolio’s recurring expenses, but do not include fees and expenses that may be imposed under the VA Contracts or VLI Policies. If those charges were reflected, the performance shown would have been lower.

2007
XX

During the period shown in the chart, the highest return for a quarter was XX% (quarter ending XX) and the lowest return for a quarter was XX% (quarter ending XX).

The table below compares the performance of the Portfolio’s Service Class shares, as of December 31, 2007, with broad measures of market performance. The return information for the indexes does not reflect the impact of taxes, and does not reflect the costs of managing a mutual fund.

Service Class(1)	1 year
Old Mutual Analytic VA Defensive Equity Portfolio
Standard & Poor’s 500 Index[2]

[1]	The inception date for Service Class shares is December 29, 2006.

[2]	The unmanaged Standard & Poor’s 500 Index is a market value-weighted index of large-cap common stocks considered representative of the broad market.

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Fees and Expenses

This table summarizes the shareholder fees and annual operating expenses an investor in the Portfolio would pay. Shareholder fees are paid directly from the investment. Annual operating expenses are paid out of the Portfolio’s assets. The shareholder fees and annual operating expenses shown in the table do not reflect any additional charges or expenses that may be imposed under the VA Contracts or VLI Policies.

Fees and Expenses Table

Shareholder Fees
(fees paid directly from the investment)
Maximum Sales Charge (Load)	Not Applicable
Maximum Deferred Sales Charge (Load)	Not Applicable
Redemption/Exchange Fee	Not Applicable
Annual Portfolio Operating Expenses
(expenses that are deducted from Portfolio assets)
Management Fees	0.95%
Distribution (12b-1) Fees	0.25%
Other Expenses[1]
Dividend and Interest Expense on Short Sales
Other Operating Expenses
Total Operating Expenses
Total Operating Expenses
Fee Waivers and/or Expense Reimbursement[2]
Net Operating Expenses

________________

[1]	Other Expenses are based on estimated amounts for the current fiscal year.

[2]

Old Mutual Capital has contractually agreed to limit the operating expenses of the Portfolio (inclusive of management fees and other expenses; exclusive of interest, taxes, brokerage, dividend and interest expense on short sales, litigation, indemnification, and extraordinary expenses) to an annual rate (as a percentage of the Portfolio’s average daily net assets) of 1.30%. This expense limitation may be terminated at any time after December 31, 2008, upon 30 days’ written notice of termination to the Board. Old Mutual Capital is entitled to reimbursement from the Portfolio of any fees waived pursuant to this arrangement if such reimbursement does not cause the operating expenses of the Portfolio in the year of reimbursement to exceed the expense limitation in effect in the year for which fees are being reimbursed and the reimbursement is made within three years after the expenses were reimbursed or absorbed.

Effective January 1, 2009, the Adviser contractually has agreed to limit the operating expenses of the Portfolio (excluding interest, taxes, brokerage costs and commissions, dividends on short sales, other expenditures capitalized in accordance with generally accepted accounting principles and extraordinary expenses not incurred in the ordinary course of business) to an annual rate of 3.00% for Service Class shares through December 31, 2017. The Adviser will consider further reductions to these limits on an annual basis.

Example

This example is intended to help compare the cost of investing in the Portfolio to the cost of investing in other mutual funds. This example makes four assumptions: 1) $10,000 is invested in the Portfolio for the time periods shown; 2) all shares are redeemed at the end of those time periods; 3) the investment earns a 5% return each year; and 4) the Portfolio’s operating expenses reflect net operating expenses for the one year period and total annual operating expenses without expense waivers for years two and three. The example is hypothetical. Actual costs may be higher or lower. In addition, the example does not reflect any

6

additional charges or expenses that may be imposed under the VA Contracts or VLI Policies. If these additional charges or expenses were reflected in the example, the costs would be higher.

Costs
	1 year	3 years
	$	$

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Old Mutual Analytic VA Global Defensive Equity Portfolio

Sub-Adviser:	Analytic Investors, LLC

Investment Objective and Main Investment Strategies

The primary investment objective of Old Mutual Analytic VA Global Defensive Equity Portfolio is capital appreciation.

To pursue its objective, the Portfolio normally invests in a diversified portfolio of domestic and foreign stocks, debt securities, and derivative investments utilizing, among other things, a long-short strategy and an option strategy. The Portfolio normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities. This equity strategy may not be changed unless Portfolio shareholders are given at least 60 days’ prior notice.

Equity Strategy. The Portfolio invests primarily in long and short positions of publicly traded equity securities in developed markets but may also invest in emerging markets. The Portfolio buys securities “long” that Analytic believes will outperform and sells securities “short” that Analytic believes will underperform. This is not a market neutral strategy.

The Portfolio intends to take long and short equity positions that may vary over time based on Analytic’s assessment of market conditions and other factors. The cash received from short sales may be used to invest in long equity positions. The Portfolio’s long equity exposure is ordinarily expected to range from 80% to 130% and its short equity exposure from 0% to 70% of the Portfolio’s net assets excluding cash. The Portfolio may take short positions at the higher end of this range when it has reduced its written call options positions under the option strategy, and may hold a substantial portion of the Portfolio’s total assets in high quality short-term debt securities, cash, or cash equivalents. Analytic may also increase the Portfolio’s short equity exposure when it believes that market conditions are particularly favorable for a short strategy, such as during periods of modest gains and moderate volatility in the global equity markets or when the market is considered to be overvalued. Analytic will normally maintain long and short positions such that the Portfolio’s net long equity exposure (i.e., percentage of long equity positions minus percentage of short equity positions) does not exceed 100% of the Portfolio’s net assets.

Analytic selects common stocks and other equity securities for the Portfolio using a proprietary system that ranks securities according to a quantitative model. The model attempts to determine a security’s intrinsic value by evaluating variables such as relative valuation, price momentum, company fundamentals, liquidity, and risk.

[On side panel: Selling Short

Short sales are transactions in which the Portfolio sells a security it does not own. When the Portfolio sells a security short, it borrows the security from a third party and sells it at the then-current market price. The Portfolio is then obligated to buy the security on a later date so that it can return the security to the lender.]

Option Strategy. Analytic may utilize options in an attempt to generate gains from option premiums, reduce overall portfolio risk, or enhance distributions payable to the Portfolio’s shareholders. The Portfolio’s option strategy primarily focuses on the use of writing (selling) call options on equity indexes.

Writing call options. The Portfolio generally intends to write call options representing approximately 80% to 90% of its net assets, although the extent of the Portfolio’s use of written call options may vary over time based on Analytic’s assessment of market conditions and other factors.

Use of ‘‘broad-based’’ equity indexes. The Portfolio may write call options on equity indexes, such as the S&P 500 Index, as well as on narrower market indexes or on indexes of securities of companies in a

8

particular industry or sector. The Portfolio seeks to write options on broad and narrow-based indexes that correlate with the price movements of the Portfolio’s equity securities.

[On side panel: Options

The Portfolio may buy and sell options, which are agreements that give an investor the right to buy or sell a security at an agreed upon price in the future. Options may be used to protect the Portfolio’s investments against changes resulting from market conditions (a practice called “hedging”) or to generate income.

Call Options - Collecting a Premium. When the Portfolio writes a covered call option, the Portfolio sells the right to purchase a security on or before a predetermined date in the future in return for a fee, or “premium.” The premium is paid at the time the option is purchased, and is not refundable to the buyer regardless of what happens to the stock price. Premiums received for writing call options may decrease as a result of certain factors, such as a reduction in interest rates, a decline in stock market volumes, or a decrease in the price volatility of the underlying securities on which the call options are written.

If the Option is Exercised. The buyer of an option may elect to exercise the option at the exercise price at any time before the option expires. The Portfolio is then obligated to deliver the underlying shares (or the cash if the option is on an equity index) at that price. Options are normally exercised if the market price of the security exceeds the exercise price of the option.

If the Option Expires. If the market price of the security does not exceed the exercise price, the call option will likely expire without being exercised. The Portfolio keeps the premium. The Portfolio may continue to hold the underlying stock or may sell the position.]

Other Derivative Strategies. The Portfolio may use other derivative strategies for a variety of purposes, including to:

hedge against market and other risks in the portfolio;

manage cash flows;

maintain full market exposure, with reduced transaction costs; and

enhance investment returns, a strategy that may be considered speculative.

Analytic may engage in global asset allocation strategies for the Portfolio by purchasing or selling futures contracts on U.S. or foreign securities indexes as well as foreign currency forward contracts and other assets.

Futures contracts and related options. Analytic may use futures contracts in an attempt to enhance the Portfolio’s investment returns, as an efficient way to gain broad market exposure with reduced transaction costs, and/or to hedge against market and other risks in the Portfolio’s portfolio. A futures contract provides for the future sale by one party and purchase by another party of a specified quantity of the security or other financial instrument at a specified price and time. A futures contract on an index is an agreement in which two parties agree to take or make delivery of an amount of cash equal to the difference between the value of the index at the close of the last trading day of the contract and the price at which the index contract was originally written.

Forward contracts. The Portfolio may purchase or sell forward contracts on foreign currencies to take advantage of changes in values of foreign currencies or the U.S. dollar (to generate income) or to protect against currency fluctuations (“hedging”). Generally, when the Portfolio invests in a foreign security the value of that security will be subject to changes in the value of the underlying currency. A forward contract on a foreign currency provides for the purchase or sale of foreign currency at an exchange rate established at the time of entering the contract but with payment and delivery at a future time. The Portfolio may use non-deliverable forward (“NDF”) contracts on foreign currencies. An NDF provides for a short-term, cash-settled forward foreign exchange contract, where on the settlement date, the profit or loss at the time is calculated by taking the difference between the contracted exchange rate and the spot FX rate on an agreed upon notional amount of funds.

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Swap agreements. The Portfolio may enter into swap agreements, including equity swaps, to gain exposure to a particular group of securities or to an index of securities, without actually purchasing those securities, or to hedge a position. In a standard swap transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. Generally, swap agreements are done on a net basis with the Portfolio receiving or paying only the net amount of the two payments. Swap agreements can be individually negotiated and structured to include exposure to a variety of different types of investments or market factors and generally have a fixed maturity date agreed upon by the parties. Depending on their structure, swap agreements may increase or decrease the Portfolio’s exposure to long- or short-term interest rates (in the United States or abroad), foreign currency values, mortgage securities, futures contracts, corporate borrowing rates, or other factors such as security prices or inflation rates. The Portfolio may be able to eliminate its exposure under a swap agreement either by assignment or by other disposition, or by entering into an offsetting swap agreement with the same party or a similarly creditworthy party, or by mutual agreement.

In an equity swap, one of the cash flow streams exchanged will typically be based on an interest bearing reference asset. The other cash flow stream will be based on the performance of a share of stock or stock market index.

Main Investment Risks

Like all investments in securities, you risk losing money by investing in the Portfolio. The main risks of investing in the Portfolio are:

Stock Market Risk. The value of the stocks and other securities owned by the Portfolio will fluctuate depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence. The market also may fail to recognize the intrinsic worth of an investment or Analytic may misgauge that worth.

Foreign (Non-U.S.) Investment Risk. Investments in foreign securities may involve different risks than U.S. investments, including fluctuations in currency exchange rates, potentially unstable political and economic structures, less efficient trade settlement practices, reduced availability of public information, and lack of uniform financial reporting and regulatory practices similar to those that apply to U.S. issuers. Foreign stock markets may also be less liquid than U.S. stock markets.

Short Sales Risk. If a security sold short increases in price, the Portfolio may have to cover its short position at a higher price than the short sale price, resulting in a loss. To borrow the security, the Portfolio also may be required to pay a premium, which would increase the cost of the security sold short. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of the premium, dividends, interest, or expenses the Portfolio may be required to pay in connection with the short sale. In addition, because the Portfolio’s loss on a short sale arises from increases in the value of the security sold short, such loss is theoretically unlimited. By contrast, the Portfolio’s loss on a long position arises from decreases in the value of the security and is limited by the fact that a security’s value cannot drop below zero.

Segregated Account Risk. Until the Portfolio replaces a borrowed security, it is required to segregate cash or liquid securities on the records of a broker or custodian to cover the Portfolio’s short position. Segregated securities cannot be sold while the position they are covering is outstanding, unless they are replaced with similar securities. As a result, there is the possibility that segregation of a large percentage of the Portfolio’s assets could affect its portfolio management.

Covered Call Options Risk. Investments in covered calls involve certain risks. These risks include:

•

Limited Gains. By selling a covered call option, the Portfolio may forego the opportunity to benefit from an increase in the price of the underlying stock above the exercise price, but continues to bear the risk of a decline in the value of the underlying stock. While the Portfolio receives a premium for writing the

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call option, the price the Portfolio realizes from the sale of stock upon exercise of the option could be substantially below its prevailing market price.

•

Lack of Liquidity for the Option. A liquid market may not exist for the option. If the Portfolio is not able to close out the options transaction, the Portfolio will not be able to sell the underlying security until the option expires or is exercised.

•

Lack of Liquidity for the Security. The Portfolio’s investment strategy may also result in a lack of liquidity of the purchase and sale of portfolio securities. Because the Portfolio will generally hold the stocks underlying the call option, the Portfolio may be less likely to sell the stocks in its portfolio to take advantage of new investment opportunities.

Tax Consequences. The Portfolio expects to generate premiums from its sale of call options. These premiums typically will result in short-term capital gains to the Portfolio for federal and state income tax purposes. Transactions involving the disposition of the Portfolio’s underlying securities (whether pursuant to the exercise of a call option or otherwise) will give rise to capital gains or losses. Due to the tax treatment of securities on which call options have been written, the holding period of the underlying security may be affected and some or all of the gains from the sale of the underlying security may be short-term capital gains. Short-term capital gains are usually taxable as ordinary income when distributed to shareholders. Because the Portfolio does not have control over the exercise of the call options it writes, shareholder redemptions or corporate events involving its equity securities investments (such as mergers, acquisitions, or reorganizations) may force it to realize capital gains or losses at inopportune times.

Derivatives Risk. Derivatives, including options, futures contracts, swap agreements, and options related to futures contracts, are often more volatile than other investments and may magnify the Portfolio’s gains or losses. There are various factors that affect the Portfolio’s ability to achieve its objectives with derivatives. Successful use of a derivative depends on the degree to which prices of the underlying assets correlate with price movements in the derivatives the Portfolio buys or sells. The Portfolio could be negatively affected if the change in market value of its securities fails to correlate perfectly with the values of the derivatives it purchased or sold.

The lack of a liquid secondary market for a particular derivative instrument may prevent the Portfolio from closing its derivative positions and could adversely impact its ability to achieve its objectives and to realize profits or limit losses.

Since transactions in derivatives may involve leverage, a relatively small price movement in a derivative may result in an immediate and substantial loss or gain to the Portfolio. The Portfolio uses this leverage as a means of enhancing returns without increasing its investment. Derivatives are often more volatile than other investments and the maximum potential loss on the use of derivatives may be greater than the value presented in the Portfolio’s Statement of Net Assets. The Portfolio’s use of certain derivatives may be considered speculative.

Swap Risk. Swap agreements involve the risk that a swap counterparty will default on its payment obligation to the Portfolio. The Portfolio attempts to limit this risk by entering into a transaction with counterparties that meet certain credit requirements and that have been pre-approved by the Board.

Equity swaps have a potentially greater downside risk than interest rate swaps, for example, since equity returns, unlike interest rates, can be negative.

Leverage Risk. By engaging in certain derivative strategies or investing the proceeds received from selling securities short, the Portfolio is employing leverage, which creates special risks. The use of leverage may increase the Portfolio’s exposure to long equity positions and make any change in the Portfolio’s net asset value greater than without the use of leverage. This could result in increased volatility of returns.

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Industry and Sector Risk. Companies that have similar lines of business are grouped together in broad categories called industries. Certain industries are grouped together in broader categories called sectors. The Portfolio may focus its investments in certain industries within certain sectors, which may cause the Portfolio’s performance to be susceptible to the economic, business, or other developments that affect those industries.

Small- and Mid-Size Company Risk. While the Portfolio invests primarily in large capitalization companies, the Portfolio may also invest in small- or mid-size companies. While small- and mid-size companies may offer greater potential for capital appreciation than larger and more established companies, they may also involve greater risk of loss and price fluctuation. The trading markets for securities of smaller-cap issuers tend to be less liquid and more volatile than securities of larger companies. This means that the Portfolio could have greater difficulty buying or selling a security of a smaller-cap issuer at an acceptable price, especially in periods of market volatility.

Emerging Markets Risk. The Portfolio may invest up to 15% of its total assets in securities of issuers that are located in developing or “emerging” market countries. Foreign investment risk may be particularly high to the extent that the Portfolio invests in securities of issuers based on securities denominated in the currencies of emerging market countries. Investing in securities of issuers based in underdeveloped, emerging markets entails all of the risk of investing in securities of foreign issuers noted above, but to a heightened degree. These heightened risks include: (i) greater risks of expropriation, confiscatory taxation, nationalization, and less social, political, and economic stability; (ii) the small size of the market for such securities and a lower volume of trading, resulting in a lack of liquidity and price volatility; and (iii) certain national policies which may restrict the Portfolio’s investment opportunities, including restrictions on investing in issuers of industries deemed sensitive to relevant national interests.

Performance Information

The following information illustrates the risks of investing in the Portfolio. The Portfolio’s past performance does not guarantee how it will perform in the future. The Portfolio’s performance reflects a limitation on the total expenses of the Portfolio pursuant to an arrangement with the Adviser. The Portfolio’s returns would have been lower if the expense limitation had not been in effect. All performance figures reflect the reinvestment of dividends and capital gain distributions.

Annual Total Returns as of December 31, 2007 – Service Class

The bar chart and table, below, illustrate the variability of the Portfolio’s returns by comparing the Portfolio’s performance for Service Class shares with broad measures of market performance. Total return figures include the effect of the Portfolio’s recurring expenses, but do not include fees and expenses that may be imposed under the VA Contracts or VLI Policies. If those charges were reflected, the performance shown would have been lower.

2007
XX

During the period shown in the chart, the highest return for a quarter was XX% (quarter ending XX) and the lowest return for a quarter was XX% (quarter ending XX).

The table below compares the performance of the Portfolio’s Service Class shares, as of December 31, 2007, with broad measures of market performance. The return information for the indexes does not reflect the impact of taxes, and does not reflect the costs of managing a mutual fund.

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Service Class(1)	1 year
Old Mutual Analytic VA Global Defensive Equity Portfolio
MSCI World Index[2]

[1]	The inception date for Service Class shares is December 29, 2006.

[2]	The MSCI World Index includes a collection of stocks of all the developed markets in the world, as defined by MSCI.

Fees and Expenses

This table summarizes the shareholder fees and annual operating expenses an investor in the Portfolio would pay. Shareholder fees are paid directly from the investment. Annual operating expenses are paid out of the Portfolio’s assets. The shareholder fees and annual operating expenses shown in the table do not reflect any additional charges or expenses that may be imposed under the VA Contracts or VLI Policies.

Fees and Expenses Table

Shareholder Fees
(fees paid directly from the investment)
Maximum Sales Charge (Load)	Not Applicable
Maximum Deferred Sales Charge (Load)	Not Applicable
Redemption/Exchange Fee	Not Applicable
Annual Portfolio Operating Expenses
(expenses that are deducted from Portfolio assets)
Management Fees	1.15%
Distribution (12b-1) Fees	0.25%
Other Expenses[1]
Dividend and Interest Expense on Short Sales
Other Operating Expenses
Total Other Expenses
Total Operating Expenses
Fee Waivers and/or Expense Reimbursement[2]
Net Operating Expenses

________________

[1]	Other Expenses are based on estimated amounts for the current fiscal year.

[2]

Old Mutual Capital has contractually agreed to limit the operating expenses of the Portfolio (inclusive of management fees and other expenses; exclusive of interest, taxes, brokerage, dividend and interest expense on short sales, litigation, indemnification, and extraordinary expenses) to an annual rate (as a percentage of the Portfolio’s average daily net assets) of 1.60%. This expense limitation may be terminated at any time after December 31, 2008, upon 30 days’ written notice of termination to the Board. Old Mutual Capital is entitled to reimbursement from the Portfolio of any fees waived pursuant to this arrangement if such reimbursement does not cause the operating expenses of the Portfolio in the year of reimbursement to exceed the expense limitation in effect in the year for which fees are being reimbursed and the reimbursement is made within three years after the expenses were reimbursed or absorbed.

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Effective January 1, 2009, the Adviser contractually has agreed to limit the operating expenses of the Portfolio (excluding interest, taxes, brokerage costs and commissions, dividends on short sales, other expenditures capitalized in accordance with generally accepted accounting principles and extraordinary expenses not incurred in the ordinary course of business) to an annual rate of 3.00% for Service Class shares through December 31, 2017. The Adviser will consider further reductions to these limits on an annual basis.

Example

This example is intended to help compare the cost of investing in the Portfolio to the cost of investing in other mutual funds. This example makes four assumptions: 1) $10,000 is invested in the Portfolio for the time periods shown; 2) all shares are redeemed at the end of those time periods; 3) the investment earns a 5% return each year; and 4) the Portfolio’s operating expenses reflect net operating expenses for the one year period and total annual operating expenses without expense waivers for years two and three. The example is hypothetical. Actual costs may be higher or lower. In addition, the example does not reflect any additional charges or expenses that may be imposed under the VA Contracts or VLI Policies. If these additional charges or expenses were reflected in the example, the costs would be higher.

Costs
	1 year	3 years
	$	$

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More About the Portfolios

Investment Strategies and Risks

The Portfolios seek to achieve their investment objectives through their principal investment strategies. The Portfolio Summaries section of this Prospectus describes the principal investment strategies and main risks of the Portfolios. This section of the Prospectus discusses those strategies and risks in greater detail.

Equity Securities. Equity securities include common and preferred stocks, convertible securities, warrants, and rights. Equity security prices fluctuate over time. Equity security prices may fall as a result of factors that relate to a company, such as management decisions or lower demand for a company’s products or services. Equity security prices may fall because of factors affecting companies in a number of industries, such as increased production costs. Equity security prices may also fall because of changes in other financial markets, such as interest rate or currency exchange rate changes.

Growth Securities. Growth securities are equity securities that have or are expected to have strong sales and earnings growth and capital appreciation potential and that will grow faster than the economy as a whole. Growth securities may be more sensitive to changes in business momentum and earnings than other securities because they typically trade at higher earnings multiples.

Value Securities. Value securities are equity securities that are or are believed to be currently underpriced. Value companies may have experienced adverse business developments or may be subject to special risks that have caused their securities to be out of favor.

Technology and Communications Company Securities. Technology and communications company securities are securities of companies that rely extensively on technology or communications in their product development or operations or are expected to benefit from technological advances and improvements. These securities are strongly affected by worldwide scientific and technological developments and governmental laws, regulations and policies, and, therefore, are generally more volatile than companies not dependent upon or associated with technology or communications issues.

Technology or communications company securities offer investors significant growth potential because they may be responsible for breakthrough products or technologies or may be positioned to take advantage of cutting-edge, technology-related developments.

Small- and Medium-Sized Company Securities. Small- and medium-sized company securities involve greater risk and price volatility than larger, more established companies because they tend to have more limited product lines, markets and financial resources, such as access to capital, and may be dependent on a smaller and more inexperienced management group. In addition, small- and medium-sized company securities may trade much less frequently than securities of larger companies, making the prices of these securities subject to greater volatility.

Small- and medium-sized company securities may appreciate faster than those of larger, more established companies for many reasons. For example, small- and medium-sized companies tend to have younger product lines whose distribution and revenues are still maturing.

REITs. A real estate investment trust (“REIT”) is a separately managed trust that makes investments in various real estate businesses. An equity REIT may own real estate and pass the income it receives from rents from the properties, or the capital gain it receives from selling a building, to its shareholders. A mortgage REIT specializes in lending money to building developers and passes the interest income it receives from the mortgages to shareholders. A hybrid REIT combines the characteristics of equity and mortgage REITs.

The real estate industry is particularly sensitive to: (i) economic factors, such as interest rate changes or recessions; (ii) over-building in one particular area, changes in zoning laws, or changes in neighborhood values; (iii) increases in property taxes; (iv) casualty and condemnation losses; and (v) regulatory limitations on rents.

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REITs may expose a Portfolio to similar risks associated with direct investment in real estate. REITs are more dependent upon specialized management skills, have limited diversification and are, therefore, generally dependent on their ability to generate cash flow to make distributions to shareholders.

Money Market Instruments. Money market instruments include high quality, short-term, U.S. and foreign debt instruments denominated in U.S. dollars, including bank obligations (such as CDs, time deposits, bankers’ acceptances, and banknotes), commercial paper, corporate obligations (including asset-backed securities), government obligations (such as U.S. Treasury, agency, or foreign government securities), short-term obligations issued by state and local governments, and repurchase agreements. Money market instrument prices fluctuate over time. Money market instrument prices may fall as a result of factors that relate to the issuer, such as a credit rating downgrade. Money market instrument prices may fall because of changes in the financial markets, such as interest rate changes.

Money market instruments have greater short-term liquidity, capital preservation, and income potential than longer-term investments such as stocks or long-term debt.

Over the Counter (“OTC”) Securities. OTC securities are securities that are not listed and traded on an organized exchange, but are bought and sold through a computer network or over the telephone. OTC securities may not trade as often as securities listed on an exchange. So, if a Portfolio were to sell an OTC security, it might have to offer the security at a discount or sell it in smaller share lots over an extended period of time.

OTC securities may appreciate faster than exchange-traded securities because they are typically securities of younger, growing companies.

Foreign Securities. Foreign securities refer to securities of issuers, wherever organized, that have their principal business activities outside of the U.S. and are not traded in the U.S. Investments in foreign securities involve different risks than U.S. investments, including fluctuations in currency exchange rates, potentially unstable political and economic structures, limitations on the use or transfer of Portfolio assets, reduced availability of public information, and lack of uniform financial reporting and regulatory practices similar to those that apply to U.S. issuers.

Foreign securities include American Depository Receipts and American Depository Shares (collectively, “ADRs”), European Depositary Receipts (“EDRs”), Global Depositary Receipts (“GDRs”), exchange traded funds, and other similar global instruments. ADRs are certificates issued by a U.S. bank that represent a bank’s holdings of a stated number of shares of a foreign corporation. An ADR is bought and sold in the same manner as a U.S. equity security and is priced in U.S. dollars. EDRs and GDRs are receipts that represent a stated number of shares of a foreign corporation, only they are issued by a non-U.S. bank or a foreign branch of a U.S. bank. EDRs and GDRs are generally designed for use on foreign exchanges and are typically not priced in U.S. dollars. Although ADRs, EDRs, and GDRs are alternatives to directly purchasing the underlying foreign securities in their national markets and currencies, they are also subject to many of the risks associated with investing directly in foreign securities.

Old Mutual Analytic VA Defensive Equity Portfolio may invest up to 20% of its total assets in foreign securities. ADRs are not considered foreign securities for purposes for this limitation.

Derivatives. A derivative is a security or instrument whose value is determined by reference to the value or the change in value of one or more securities, indices, currencies, or other financial instruments. Derivatives include futures, options, options on futures, OTC options, forward foreign currency contracts, and swaps.

Because of the low margin deposits required, derivatives often involve an extremely high degree of leverage. As a result, a relatively small price movement in a derivative may result in immediate and substantial loss, or gain, to the investor. Successful use of a derivative depends on the degree to which prices of the underlying assets correlate with price movements in the derivatives a Portfolio buys or sells. A Portfolio could be negatively affected if the change in market value of its securities fails to correlate perfectly with the values of the derivatives it purchased or sold. Thus, the use of derivatives may result in losses in excess of the amount invested.

Derivatives may be used for a variety of purposes, including: (i) to reduce transaction costs; (ii) to manage cash flows; (iii) to maintain full market exposure, which means to adjust the characteristics of a Portfolio’s

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investments to more closely approximate those of its benchmark; (iv) to seek to enhance returns, which may be considered speculative; and (v) to protect a Portfolio’s investments against declines in value (a practice called “hedging”).

The Portfolios are subject to the federal securities laws, including the Investment Company Act of 1940, as amended (the “1940 Act”), and related rules, as interpreted by various SEC staff positions. Generally, with respect to certain kinds of derivatives, a Portfolio must "set aside" (referred to sometimes as "asset segregation") liquid assets, while a derivatives contract is open. With respect to forwards and futures contracts that are not contractually required to “cash-settle,” a Portfolio covers its open positions by setting aside liquid assets equal to a contract’s full, notional value. With respect to forwards, futures, and index options that are contractually required to "cash-settle," however, a Portfolio generally will set aside liquid assets in an amount equal to a Portfolio’s daily marked-to-market (net) obligations, if any (i.e., a Portfolio’s daily net liability, if any), rather than the notional value. By setting aside assets equal to only its net obligations under cash-settled forward, futures, and index options contracts, a Portfolio will have the ability to employ leverage to a greater extent than if a Portfolio were required to segregate assets equal to the full notional value of such contracts. The use of leverage involves certain risks.  The Portfolios reserve the right to modify their asset segregation policies in the future to comply with any changes in the positions articulated from time to time by the SEC and its staff.

Fixed Income Securities. Fixed income securities include U.S. government securities, government agency securities, corporate bonds, mortgage-backed and asset-backed securities, lower-rated bonds, foreign bonds, money market instruments, and certain other types of debt or hybrid instruments. Fixed income security prices fluctuate over time. The price of a fixed income security may fall as a result of adverse events involving the issuer of the security, changes in interest rates, or other adverse economic or political events.

A Portfolio’s investment in fixed income securities is subject to interest rate risk and credit risk, including changes in debt ratings.

Interest Rate Risk. A change in interest rates will affect the value of a Portfolio’s fixed income investments. Debt securities tend to move inversely with changes in interest rates. For example, when interest rates rise, debt security prices generally fall.

Credit Risk. The value of the debt securities held by a Portfolio also fluctuates with the credit quality of the issuers of those securities. A Portfolio could lose money if the issuer of a security is unable to meet its financial obligations or goes bankrupt. Failure of an issuer to make timely payments of principal and interest or a decline or perception of decline in the credit quality of a debt security can cause the price of the debt security to fall, potentially lowering a Portfolio’s share price.

Changes in Debt Ratings. If a rating agency assigns a debt security a lower rating, the value of the security will decline because investors will demand a higher rate of return to compensate for the additional perceived risk.

With regard to Old Mutual Analytic VA Global Defensive Equity Portfolio, while this Portfolio generally emphasize investments in equity securities, it may also invest up to 20% of its total assets in fixed income securities, cash, and cash equivalents. Fixed income securities may be issued by U.S. or non-U.S. corporate and government issuers. Generally, this Portfolio will acquire fixed income securities that are investment grade, but it may invest up to 5% of their net assets in below investment grade convertible debt securities.

U.S. Government Securities. U.S. government securities include U.S. Treasury bills, notes, and bonds of varying maturities that are backed by the full faith and credit of the U.S. government. U.S. government securities generally offer lower yields than other fixed income securities. Holding U.S. government securities lowers the risk profile of an investment portfolio as the timely payment of principal and interest on such securities is guaranteed by the U.S. government.

The Portfolios will generally not invest in U.S. government securities except for temporary defensive and cash management purposes.

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U.S. Government Agency Securities. U.S. government agency securities are debt securities issued or guaranteed as to principal and interest by U.S. government agencies, U.S. government sponsored enterprises, and U.S. government instrumentalities that are not direct obligations of the U.S. government. Certain U.S. government agency securities are also not backed by the full faith and credit of the U.S. government. U.S. government agency securities represent a higher risk of default than U.S. government securities.

Mortgage-Backed Securities. Mortgage-backed securities are securities that represent pools of mortgages (including collateralized mortgage obligations (CMOs)), where investors receive principal and interest payments from the repayment of underlying mortgage loans. Some mortgage-backed securities are issued and guaranteed against default by the U.S. government or its agencies or instrumentalities, such as the Government National Mortgage Association, Federal National Mortgage Association, and Federal Home Loan Mortgage Corporation.

Mortgage-backed securities may be adversely affected by changes in interest rates and the creditworthiness of the issuer and underlying mortgage holders. Also, the mortgages underlying mortgage-backed securities may be subject to unscheduled or early payments, which may shorten the maturities of these securities and may lower their returns.

Mortgage-backed securities may offer higher yields and the potential for higher returns than certain other fixed income securities.

Stripped Mortgage-Backed Securities. Stripped mortgage-backed securities are derivative multiple-class mortgage-backed securities. Stripped mortgage-backed securities usually have two classes that receive different proportions of interest and principal distributions on a pool of mortgage assets. One class might receive all of the interest distributions - interest-only strips (IOs) and the other all the principal distributions - principal only strips (POs).

The cash flows and yields on stripped mortgage-backed securities are extremely sensitive to interest rates and the rate of principal payments (including prepayments) on the underlying mortgage loans or mortgage-backed securities. A rapid rate of principal payments may adversely affect the yield to maturity of IOs. Slower than anticipated prepayments of principal may adversely affect the yield to maturity of POs.

The yields and market risk of IO and PO stripped mortgage-backed securities may be more volatile than those of other fixed income securities. The market for stripped mortgage-backed securities may be limited, making it difficult for a Portfolio to value or to sell its holdings at an acceptable price. Stripped mortgage-backed securities may offer higher yields than other, more stable, fixed income securities, such as traditional mortgage-backed securities. Certain stripped mortgage-backed securities may be deemed to be illiquid. Each Portfolio may invest up to 15% of its net assets in illiquid securities, including stripped mortgage-backed securities that are deemed to be illiquid.

Asset-Backed Securities. Asset-backed securities are interests in a stream of payments from specific assets, such as automobile or credit card receivables. These securities are generally pass-through securities, which means that principal and interest payments on the underlying securities (less servicing fees) are passed through to shareholders on a pro rata basis.

Asset-backed securities may be adversely affected by changes in interest rates. Also, the nature of the underlying collateral may make it more difficult for issuers of asset-backed securities to recover or repossess such collateral upon a default.

Corporate Bonds. Corporate bonds are debt securities of companies that are rated at or above investment grade by one or more nationally recognized rating organizations. Issuers of corporate bonds may default on their obligations to repay principal and interest. Also, changes in interest rates may adversely affect the market value of corporate bonds.

Lower-Rated (Junk) Bonds. Lower-rated bonds are debt securities of companies that are rated below investment grade (BB/Ba or lower). Lower-rated bonds have a higher risk of default, tend to be less liquid, and may be difficult to value. Lower-rated bonds offer higher yields and higher potential gains than investment-grade (BBB/Baa or higher) bonds.

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Foreign Bonds. Foreign bonds are debt securities of foreign governments and foreign companies. In addition to the risks present for domestic bonds, foreign bonds are subject to the additional risks of potential adverse political developments or political instability; differences in accounting, auditing, and financial reporting standards; a lack of adequate information from bond issuers due to less stringent government regulation; and adverse changes in foreign exchange rates.

Zero Coupon and Pay-In-Kind Securities. A zero coupon security pays no interest to its holders until it matures and is sold at a discount to its face value. Pay-in-kind securities are securities that generally pay interest through the issuance of additional securities. The market prices of these securities generally are more volatile and are likely to respond to a greater degree to changes in interest rates than the market prices of securities that pay interest periodically or in cash.

More About Investment Strategies and Risks

The Portfolios may also use the investment strategies or be subject to the risks described below. The Portfolios’ Statement of Additional Information (“SAI”) contains more detailed information about the Portfolios’ investment objectives, strategies, and risks. The back cover of this Prospectus explains how you can obtain a copy of the SAI.

Securities of Other Investment Companies. The Portfolios may acquire securities of other investment companies, including exchange-traded funds, subject to the limitations of the 1940 Act. A Portfolio’s purchase of securities of other investment companies may result in the payment of additional management and distribution fees and other operating expenses.

Securities That Are Not Readily Marketable. Each Portfolio may invest up to 15% of its net assets in securities that are not “readily marketable.” A security is not readily marketable, or “illiquid,” if the Portfolio cannot sell it within 7 days in the ordinary course of business for approximately the amount at which it is valued on the books of a Portfolio. For example, some securities are not registered under U.S. securities laws and cannot be sold to the public because of SEC regulations (these are known as “restricted securities”). Under procedures adopted by the Board of Trustees of the Trust (the “Board”), certain restricted securities may be deemed liquid and will not be counted toward the 15% limit. Investments in illiquid securities, which may include restricted securities, involve higher risks because a Portfolio may be unable to sell an illiquid security or sell at a reasonable price. In addition, in order to sell a restricted security, a Portfolio may have to bear the expenses associated with registering the shares with the SEC and incur delays in selling the security.

Temporary Defensive Investments. In times of unstable or adverse market or economic conditions, a Portfolio may invest up to 100% of its assets in temporary defensive instruments that may be inconsistent with the Portfolio’s principal investment strategies in an effort to enhance liquidity or preserve capital. Temporary defensive investments generally include cash, cash equivalents such as commercial paper, money market instruments, short-term debt securities, U.S. government securities, or repurchase agreement transactions. A Portfolio could also hold these types of securities pending the investment of proceeds from the sale of Portfolio shares or portfolio securities or to meet anticipated redemptions of Portfolio shares. A Portfolio may invest in temporary defensive investments for undetermined periods of time, depending on market or economic conditions. To the extent a Portfolio invests defensively in these securities, it might not achieve its investment objective.

Portfolio Turnover. The Portfolios’ active management may result in the Portfolios’ Sub-Advisers frequently buying and selling securities, which could increase the Portfolios’ portfolio turnover rate and transaction costs, such as brokerage commissions. Higher portfolio rates increase the brokerage costs the Portfolios pay and may adversely affect their performance. In addition, the sale of a Portfolio’s portfolio holdings may generate capital gains, which, when distributed, may be taxable to you.

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The Adviser & Sub-Adviser

The Adviser

Old Mutual Capital, Inc., located at 4643 South Ulster Street, Suite 600, Denver, Colorado 80237, is the investment adviser to the Portfolios. The Adviser was organized in 2004 and is a wholly-owned subsidiary of Old Mutual (US) Holdings Inc. ("OMUSH"), which is a wholly-owned subsidiary of OM Group (UK) Limited, which, in turn, is a wholly-owned subsidiary of Old Mutual plc, a London-exchange-listed international financial services firm.

The Adviser oversees the operations of the Portfolios and monitors the performance of the Sub-Adviser. The Board supervises the Adviser and the Sub-Adviser and establishes policies that the Adviser and the Sub-Adviser must follow in their day-to-day investment management activities.

The Sub-Adviser

Analytic Investors, LLC (“Analytic”), a Delaware limited liability company located at 500 South Grand Avenue, 23rd Floor, Los Angeles, California 90071, is the sub-adviser to Old Mutual Analytic VA Defensive Equity Portfolio and the Old Mutual Analytic VA Global Defensive Equity Portfolio. Analytic has provided investment management services since 1970. As of December 31, 2007, Analytic had $XX billion in assets under management. Analytic is a wholly-owned subsidiary of OMUSH.

For its services to the Portfolios, the Adviser will receive on an annual basis, the following management fees (as a percentage of each Portfolio’s average daily net assets):

Portfolio	Management Fee
Old Mutual Analytic VA Defensive Equity Portfolio	0.95%
Old Mutual Analytic VA Global Defensive Equity Portfolio	1.150% - Less than $1 billion 1.125% - Between $1 - $2 billion 1.100% - Between $2 - $3 billion 1.075% - Greater than $3 billion

The Sub-Adviser is entitled to receive a fee from the Adviser. The fee arrangement for each Sub-Adviser is described in the SAI.

A discussion regarding the basis for the Board’s approval of the investment advisory agreement and investment sub-advisory agreements is available in the Portfolios’ Annual Report to Shareholders. The back cover of this Prospectus explains how you can obtain a copy of the shareholder reports.

In addition, in the interest of limiting the expenses of the Portfolios, the Adviser has signed expense limitation agreements with the Trust on behalf of the Portfolios pursuant to which the Adviser has agreed to reduce the fees payable to it under the advisory agreement and to assume other expenses in an amount necessary to limit total annual operating expenses to an annual rate (as a percentage of a Portfolio’s average daily net assets) (“Expense Limit”) as set forth in the table below.

	Service Class Expense Limit	Expiration Date
Old Mutual Analytic VA Defensive Equity Portfolio	1.30	December 31, 2008
Old Mutual Analytic VA Defensive Equity Portfolio	3.00%	December 31, 2017
Old Mutual Analytic VA Global Defensive Equity Portfolio	1.60%	December 31, 2008
Old Mutual Analytic VA Global Defensive Equity Portfolio	3.00%	December 31, 2017

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For the expense limitation agreement expiring December 31, 2008, to the extent that the Adviser limits the operating expenses of a Portfolio, the Adviser may seek reimbursement of such expenses within two fiscal years after the fiscal year in which the fees were waived, so long as the Portfolio’s assets are greater than $75 million, such reimbursement does not cause the operating expenses of the Portfolio in the year of reimbursement to exceed the expense limitation in effect in the year for which fees are being reimbursed, and the reimbursement was approved by the Board of Trustees of the Trust.

For the expense limitation agreement expiring December 31, 2017, the Adviser is entitled to reimbursement from a Portfolio of any fees waived pursuant to the expense limitation arrangement if such reimbursement does not cause the operating expenses of the Portfolio in the year of reimbursement to exceed the expense limitation in effect in the year for which fees are being reimbursed and the reimbursement is made within three years after the expenses were reimbursed.

The Portfolio Managers

The following summarizes the experience of the members of the portfolio management team at Analytic who are primarily responsible for the day-to-day management of the Portfolios. Except as otherwise noted, each portfolio manager listed below has served in his/her current position for the last 5 years and is a member of the portfolio management team for each of the Portfolios.

	Name (Role on Team)	Business Experience
Analytic Investors, Inc.	Harindra de Silva, Ph.D., CFA (Co-Manager: Old Mutual Analytic VA Defensive Equity Portfolio and Old Mutual Analytic VA Global Defensive Equity Portfolio)	President and Portfolio Manager, Analytic.
	Gregory McMurran (Co-Manager: Old Mutual Analytic VA Defensive Equity Portfolio and Old Mutual Analytic VA Global Defensive Equity Portfolio)	Chief Investment Officer and Portfolio Manager, Analytic.
	Dennis M. Bein, CFA (Co-Manager: Old Mutual Analytic VA Defensive Equity Portfolio and Old Mutual Analytic VA Global Defensive Equity Portfolio)	Chief Investment Officer and Portfolio Manager, Analytic.
	Steven Sapra, CFA (Co-Manager: Old Mutual Analytic VA Defensive Equity Portfolio)	Portfolio Manager, Analytic.
	Scott Barker, CFA (Co-Manager: Old Mutual Analytic VA Defensive Equity Portfolio and Old Mutual Analytic VA Global Defensive Equity Portfolio)	Portfolio Manager, Analytic.

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Robert Murdock, Ph.D., CFA (Co-Manager: Old Mutual Analytic VA Defensive Equity Portfolio and Old Mutual Analytic VA Global Defensive Equity Portfolio	Portfolio Manager, Analytic.
David Krider (Co-Manager: Old Mutual Analytic VA Global Defensive Equity Portfolio)	Portfolio Manager, Analytic, since July 2006; Research Analyst, Analytic, June 2005 – July 2006; Founder and Chief Technology Officer, Visualize, Inc., from 1996 to 2005.

For more information on the Portfolios’ portfolio managers, their compensation, other accounts managed by them, and their ownership of shares of the Portfolios, please see the SAI.

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INVESTMENT IN THE PORTFOLIOS

Share Price

Share of a Portfolio are bought, sold, or redeemed at net asset value (“NAV”). NAV per share class of a Portfolio is calculated by dividing the total net assets of each class by the total number of the class’ shares outstanding. NAV is determined as of the close of regular trading on the New York Stock Exchange (the “NYSE”) (normally 4:00 p.m. Eastern time) on each day that the NYSE is open, except that securities traded primarily on the NASDAQ Stock Market (“NASDAQ”) are normally valued by a Portfolio at the NASDAQ Official Closing Price provided by NASDAQ each business day. NAV is not calculated, and Portfolio transactions are not conducted, on days the NYSE is closed (generally weekends and New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day).

Purchases, exchanges, or redemptions of Portfolio shares will be priced at the next NAV calculated after the request is received in good order by the Portfolios’ transfer agent or other Portfolio agents. Shares begin to earn dividends on the first business day following the day of purchase. Shares earn dividends until the day of redemption. The NAV of shares when redeemed may be more or less than the price originally paid, depending primarily upon a Portfolio's investment performance.

Since each Portfolio is mainly invested in shares of the underlying funds, a Portfolio’s NAV is based mainly on the NAV of the underlying funds in which it invests. The prospectuses for the underlying funds explain the circumstances under which the underlying funds may use fair value pricing and its effects.

Valuing Portfolio Securities

The Portfolios use pricing services to determine the market value of the securities in their portfolios. They generally use the market value of securities as of the close of regular trading on the NYSE to value equity securities held in the portfolio, except that securities traded primarily on NASDAQ are normally valued by a Portfolio at the NASDAQ Official Closing Price provided by NASDAQ each business day.

If a market quotation is not readily available or is believed to be unreliable, the security is valued at fair value as determined in good faith by the board of trustees of the Portfolio or pursuant to procedures approved by such board. The valuation assigned to a fair valued security for purposes of calculating a Portfolio's NAV may differ from the security's most recent closing market price and from the prices used by other mutual Portfolios to calculate their NAVs. Although intended to do so, the fair value procedures may not always better represent the price at which a Portfolio could sell the fair valued security and may not always result in a more accurate NAV.

Policy Regarding Excessive or Short-Term Trading

While the Portfolios provide shareholders with daily liquidity, the Portfolios are intended to be long-term investment vehicles and are not designed for investors who engage in excessive short-term trading activity, market-timing, or other abusive trading practices. Short-term trading, market-timing, or other abusive trading practices may disrupt portfolio management strategies, may drive Portfolio expenses higher, and may harm Portfolio performance. In particular, frequent trading of a Portfolio’s shares may:

•	force a Portfolio to sell its shares in the underlying funds sooner than it otherwise would in order to honor redemptions; or
•	dilute the value of Portfolio shares held by long-term shareholders.

The Portfolios, the Adviser, and their agents, will not knowingly permit investors to excessively trade the Portfolios, although no guarantees can be made that we will be able to identify and restrict all such trading in the Portfolios. The Adviser and its agents cannot always know or reasonably detect short-term trading

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through Participating Insurance Companies or through the use of omnibus accounts by Participating Insurance Companies.

To minimize harm to a Portfolio and its shareholders, we reserve the right to reject any purchase order, including exchange purchases, for any reason without prior notice.

The Board has adopted, and the Adviser and its agents have implemented, tools to discourage short-term trading in the Portfolios. Each of these tools is described below. Although they are designed to discourage short-term trading, none of these tools alone nor all of them taken together, can eliminate the possibility that short-term trading activity in a Portfolio will occur. Moreover, each of these tools, other than the redemption/exchange fee, involves judgments, which are inherently subjective. The Adviser and its agents seek to make these judgments to the best of their abilities in a manner that they believe is consistent with long-term shareholder interests. For purposes of applying these tools, the Adviser and its agents may consider an investor's trading history in the Portfolios, other funds, and accounts under common ownership, influence, or control. The Adviser and the Portfolios may modify these procedures in response to changing regulatory requirements or to enhance the effectiveness of the procedures.

Trade Activity Monitoring

The Adviser and its agents monitor selected trades based on a shareholder’s trading activity and history in an effort to detect short-term trading activities. If as a result of this monitoring the Adviser, or one of its agents, determines that a holder of a VA Contract or a VLI Policy has engaged in short-term trading, it will (i) use its best efforts to work with the Participating Insurance Company that issued the VA Contract or VLI Policy holds the account to inform the holder that such activities must stop, and (ii) use its best efforts to refuse to process allocations or transfers by the holder. Determining whether a holder has engaged in short-term trading involves judgments that are inherently subjective. In making such judgments, the Adviser and its agents seek to act in a manner that they believe is consistent with the best interests of long-term Portfolio shareholders.

The Adviser and its agents seek to apply the excessive short-term trading policy uniformly to all Participating Insurance Companies. The ability of the Adviser and its agents to monitor allocations and transfers that are placed by holders of VA Contracts and VLI Policies is limited because Participating Insurance Companies often maintain the underlying shareholder accounts in omnibus accounts. The Adviser and its agents rely on Participating Insurance Companies to monitor trading activity in omnibus accounts and enforce the Portfolios’ short-term trading policy on holders of VA Contracts and VLI Policies. The Adviser and its agents apply the excessive short-term trading policy uniformly to all Participating Insurance Companies. In compliance with Rule 22c-2 of the 1940 Act, the Trust has in place with each Participating Insurance Company or other entity, deemed to be a financial intermediary under Rule 22c-2 (“Financial Intermediary”), an agreement (“Shareholder Information Agreement”) that requires the Financial Intermediary to (i) provide the taxpayer identification numbers and transaction information about holders of VA Contracts and VLI Policies and Portfolio shareholders who hold their shares through the Financial Intermediary, (ii) use its best efforts to determine, upon request of the Trust, whether any other person that holds Portfolio shares through the Financial Intermediary is itself determined to be a Financial Intermediary (“Indirect Intermediary”), and upon further request by the Trust provide the above information regarding shareholders holding an account with such Indirect Intermediary, and (iii) carry out any instructions from the Trust to restrict or prohibit any further purchases or exchanges of Portfolio shares in the account of a holder of a VA Contract or VLI Policy whom the Trust identifies as having violated the Trust’s market timing or excessive trading policies, as permitted by applicable VA Contracts or VLI Policies. These contractual arrangements will enhance the Adviser’s ability to monitor trades placed through omnibus accounts. However, there is no assurance that Financial Intermediaries will, in all instances, cooperate with the Adviser in monitoring trading activity, will be successful in obtaining data from Indirect Intermediaries, or will carry out instructions to restrict or prohibit purchases.

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Trading Guidelines

If a holder of a VA Contract or a VLI Policy exceeds four exchanges out of a Portfolio per calendar year or if a Portfolio, the Adviser, a Participating Insurance Company, or one of their agents determines that a holder's short-term trading activity is detrimental to Portfolio shareholders (regardless of whether or not the activity exceeds these guidelines), the Portfolio will not knowingly accept any additional purchase and exchange orders in the account of such shareholder. The Portfolios and the Adviser and their agents may accept exchanges that are detected under these guidelines if they believe that such transactions are not short-term trading activity, are for legitimate trading purposes, and are consistent with the best interests of long-term shareholders.

Transactions placed through the same Participating Insurance Company on an omnibus basis may be deemed part of a group for purposes of this policy and may be rejected in whole or in part. Transactions accepted by a Participating Insurance Company in violation of our short-term trading policy are not deemed accepted by a Portfolio and may be cancelled or revoked. The Adviser may also suspend or terminate a shareholder’s exchange privileges if a shareholder engages in a disruptive pattern of exchanges.

Investing in the Portfolios

Choosing a Share Class

The Portfolios have two classes of shares, one of which, Service Class Shares, is offered by this Prospectus. Each class represents investments in the same portfolio of securities and has the same rights and privileges as the other share classes of the Portfolio, except that Service Class Shares are subject to a 0.25% distribution fee, which is paid pursuant to a Distribution Plan adopted under Rule 12b-1 of the 1940 Act. Exchanges are permitted between the Portfolios but only among the same class. Each class may have exclusive voting rights with respect to matters affecting only that class.

Buying and Selling Portfolio Shares

Only Participating Insurance Companies may buy and sell Portfolio shares. The value of the VA Contracts and VLI Policies offered by separate accounts of Participating Insurance Companies is based on the performance of the separate accounts. The separate accounts, or subaccounts of the separate account, may invest in the Portfolios. The prospectus for these separate accounts explains how to purchase and redeem a VA Contract or VLI Policy, and how to allocate premiums to, and make transfers between, subaccounts of the separate accounts.

General Policies

▪	The Portfolios may reject purchase orders.
▪	The Portfolios reserve the right to make redemptions in securities rather than in cash if the redemption amount exceeds $250,000 or 1.00% of the aggregate NAV of a Portfolio in any 90-day period.

Dividends and Taxes

The Portfolios pay shareholders dividends from their net investment income and distributions from their net realized capital gains, if available. The Portfolios pay net investment income and distributions from capital gains annually. Dividends and distributions will be reinvested in the Portfolio unless the Participating Insurance Company instructs the Portfolio otherwise. There are no fees on reinvestments.

The separate accounts of Participating Insurance Companies generally are not taxed on dividends and distributions received from the Portfolios. The prospectus for the Participating Insurance Company separate account discusses the tax treatment of VA Contracts and VLI Policies. Holders of VA Contracts and VLI

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Policies should consult their tax professionals about the tax consequences of a VA Contracts of a VLI Policy.

Distribution Arrangements

The Trust, on behalf of the Service Class Shares of the Portfolios, has adopted a Distribution Plan pursuant to which the Portfolio pays distribution fees to the Distributor, Old Mutual Investment Partners (the “Distributor”). Distribution fees are paid for the sale and distribution of Service Class Shares. All or a substantial portion of the distribution fees that are paid to the Distributor are re-allowed to the Participating Insurance Company or another entity providing personal shareholder services. Because distribution fees are paid out of the Portfolio's Service Class assets on an on-going basis, over time these fees will increase the cost of the investment and may cost more than paying other types of sales charges.

Revenue Sharing

Payments by Old Mutual Investment Partners

From time to time, the Distributor may make payments from its own resources to Participating Insurance Companies that sponsor VA Contracts and VLI Policies which offer or hold Portfolio shares or to other Financial Intermediaries. These payments are made in exchange for certain services provided by the Participating Insurance Company or Financial Intermediary, such as administrative or recordkeeping support services and/or marketing support. Administrative and recordkeeping support services vary among intermediaries, but may include transaction processing or account maintenance activities (such as processing purchases, redemptions, or exchanges or producing customer account statements or tax statements) sub-accounting services, answering shareholder inquiries relating to the Portfolios, delivering proxy statements, annual reports, updated prospectuses, and other communications, and other recordkeeping services relating to investments in the Portfolios. Marketing support payments include payments for conferences and seminars, investor and dealer-sponsored events, educating sales personnel of the insurance company or other intermediary, placement on sales lists and access (in some cases on a preferential basis over competitors of the Portfolios) to sales meetings and salespeople of the intermediary. In addition, Participating Insurance Companies and Financial Intermediaries may receive non-cash compensation, such as promotional merchandise bearing the Trust’s logo.

The Distributor or its affiliates may compensate Participating Insurance Companies and other Financial Intermediaries differently depending on the nature and extent of the services they provide. Participating Insurance Companies and Financial Intermediaries may earn profits on these payments, since the amount of the payment may exceed their cost in providing the service. Certain of these payments may be subject to limitations under applicable law.

The Distributor is motivated to make revenue sharing payments since, in certain circumstances, they promote the sale of Portfolio shares and the retention of those investments by clients of the Participating Insurance Company or Financial Intermediary. The Adviser may also benefit from the Distributor’s activity through increased advisory fees received on assets purchased through Participating Insurance Companies or Financial Intermediaries.

Payments by the Portfolios

Like the Distributor, the Portfolios may, from time to time, make payments to Participating Insurance Companies and other Financial Intermediaries that provide administrative or recordkeeping support services, as described above. In certain cases, the payments could be significant and cause a conflict of interest for Participating Insurance Companies or other Financial Intermediaries. You can find further details in the SAI about these payments and the services provided in return by the Participating Insurance Companies or Financial Intermediaries. You can also speak to your Participating Insurance Company or Financial Intermediary for more information about payments made by the Distributor or the Portfolios to such parties.

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Potential Conflicts of Interest

Participating Insurance Companies may be affiliated with one another. In addition, the interests of VA Contact and VLI Policy holders may conflict due to differences in tax treatment and other considerations. The Board monitors each Portfolio for material conflicts and determines what action, if any, should be taken. For example, the Board may require a Participating Insurance Company to sell its investments in a Portfolio. As a result, the Portfolio may be forced to sell securities. In addition, the Board may refuse to sell shares of a Portfolio to a particular Participating Insurance Company’s separate account or may suspend or terminate sales of Portfolio shares if required by law or regulatory authority or if the action is in the best interests of the Portfolio and its shareholders.

Portfolio Holdings Disclosure

A description of the Trust's policies and procedures with respect to the disclosure of a Portfolio’s portfolio securities is available in the SAI. The back cover of this Prospectus explains how you can obtain a copy of the SAI.

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FINANCIAL HIGHLIGHTS

The financial highlights are intended to help you understand the financial performance of each Portfolio’s shares for the period from commencement of operations through the fiscal year ended December 31, 2007. The total returns for a Portfolio represent the rate that an investor would have earned (or lost) on an investment in the Portfolio (assuming reinvestment of all dividends and distributions). The information in the financial highlights has been audited by XX, whose report, along with the Portfolios’ financial statements, are included in the annual report, which is available by calling the Portfolios toll-free at 888.772.2888.

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FOR MORE INFORMATION

For investors who want more information about the Portfolios, the following documents are available, without charge, upon request:

Statement of Additional Information

The SAI provides more information about the Portfolios and is incorporated into this Prospectus by reference.

Annual and Semi-Annual Reports

The Portfolios’ annual and semi-annual reports to shareholders will provide financial and performance information about the Portfolios and their investments and a discussion of the market conditions and investment strategies that significantly affected each Portfolio’s performance during the last fiscal year or half-year.

To obtain a copy of the SAI, annual and semiannual reports, or for other information and shareholder inquiries, contact Old Mutual Funds I:

By Telephone:

888-772-2888

By Mail:

Old Mutual Funds I

P.O. Box 219534

Kansas City, Missouri 64121-9534

Via the Internet:

oldmutualfunds.com

Reports and other information about Old Mutual Funds I (including the SAI) can be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 202.942.8088. Reports and other information about Old Mutual Funds I are also available on the EDGAR database on the SEC’s Internet site at http://www.sec.gov and copies of this information may be obtained, after paying a duplicating fee, by sending your written request to the SEC’s Public Reference Section, Washington, D.C. 20549-0102, or by electronic request at publicinfo@sec.gov.

Investment Adviser

Old Mutual Capital, Inc.

Distributor

Old Mutual Investment Partners

SEC FILE NUMBER 811-21587

OMAF-VAADE-PRO 02/2008

R-08-XXX 02/2008

STATEMENT OF ADDITIONAL INFORMATION

Dated April 7, 2008

TRUST:

Old Mutual Funds I

FUNDS:

Old Mutual VA Asset Allocation Conservative Portfolio

Old Mutual VA Asset Allocation Balanced Portfolio

Old Mutual VA Asset Allocation Moderate Growth Portfolio

Old Mutual VA Asset Allocation Growth Portfolio

CLASSES:

Initial Class

Service Class

INVESTMENT ADVISER:

Old Mutual Capital, Inc.

This Statement of Additional Information (“SAI”) is not a prospectus. It is intended to provide additional information regarding the activities and operations of Old Mutual Funds I and the Initial and Service Class shares of the funds named above (each, a “Fund” and collectively, the “Funds”). It should be read in conjunction with the current Initial Class Prospectus and Service Class Prospectus for the Funds. The Prospectuses, each dated April 7, 2008, may be obtained without charge by calling 888-772-2888.

The Funds’ audited financial statements for the fiscal year ended December 31, 2007 are incorporated in this SAI by reference to the Funds’ annual report to shareholders. You may obtain a copy of the Funds’ latest annual report at no charge by calling the phone number noted above.

Page
THE TRUST AND THE FUNDS	1
INVESTMENT RESTRICTIONS	1
PERMITTED INVESTMENTS AND RISK CONSIDERATIONS	4
PORTFOLIO TURNOVER	31
PORTFOLIO HOLDINGS DISCLOSURE POLICY	31
TRUSTEES AND OFFICERS OF THE TRUST	33
THE ADVISER	39
THE SUB-ADVISER	42
THE DISTRIBUTOR	43
THE ADMINISTRATOR AND SUB-ADMINISTRATOR	45
OTHER SERVICE PROVIDERS	46
FUND TRANSACTIONS	47
DESCRIPTION OF SHARES	50
VOTING RIGHTS	50
PURCHASES AND REDEMPTIONS OF SHARES	51
DETERMINATION OF NET ASSET VALUE	52
TAXES	53
EXHIBIT A – CREDIT RATINGS	A-1
EXHIBIT B – PROXY VOTING POLICIES	B-1

THE TRUST AND THE FUNDS

Old Mutual Funds I (the “Trust”) was created as a Delaware statutory trust on May 27, 2004 and is registered with the Securities and Exchange Commission (“SEC”) as an open-end, management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). Prior to November 19, 2007 the Trust was named “Old Mutual Advisor Funds.” The Funds are series funds of the Trust.

Shareholders may purchase shares of the Funds through two separate share classes: Initial Class and Service Class. Each class has the same voting rights and privileges as the other share classes of the Funds, except that (i) each class is subject to different sales charges (loads); (ii) each class is subject to different distribution fees, which, if applicable, are paid pursuant to a Distribution Plan adopted under Rule 12b-1 of the 1940 Act; (iii) each class may be subject to different service fees; (iv) each class may be subject to different exchange privileges; and (v) each class has exclusive voting rights with respect to matters affecting only that class. Except for these differences, each share class of the Funds represents an equal proportionate interest in the Funds. See the section in this SAI entitled “Description of Shares” for more information. No investment in shares of the Funds should be made without first reading the Funds’ Prospectus. Capitalized terms not defined in this SAI are defined in the Funds’ Prospectus.

Each Fund seeks to achieve its investment objective by investing in other funds (“underlying funds”) and uses asset allocation strategies to allocate its assets among the underlying funds.

INVESTMENT RESTRICTIONS

FUNDAMENTAL INVESTMENT RESTRICTIONS

Each Fund has adopted certain investment restrictions as fundamental policies. These restrictions cannot be changed without approval by the holders of a majority of the outstanding voting securities of a Fund. Such majority is defined in the 1940 Act as the lesser of (i) 67% or more of the voting securities of a Fund present in person or by proxy at a meeting, if the holders of more than 50% of the outstanding voting securities are present or represented by proxy; or (ii) more than 50% of the outstanding voting securities of a Fund.

Several of these fundamental investment restrictions include the defined term “1940 Act Laws, Interpretations, and Exemptions.” This term means the 1940 Act and the rules and regulations promulgated thereunder, as such statutes, rules, and regulations are amended from time to time or are interpreted from time to time by the staff of the SEC and any exemptive order or similar relief granted to the Funds.

1.         Each Fund is a “diversified company” as defined in the 1940 Act. This means that a Fund will not purchase the securities of any issuer if, as a result, it would fail to be a diversified company within the meaning of the 1940 Act Laws, Interpretations, and Exemptions. This restriction does not prevent the Funds from purchasing the securities of other investment companies to the extent permitted by the 1940 Act Laws, Interpretations, and Exemptions.

Please refer to non-fundamental investment restriction number 2 for further information.

2.         No Fund may borrow money or issue senior securities, except as permitted by the 1940 Act Laws, Interpretations, and Exemptions.

Please refer to non-fundamental investment restriction number 3 for further information.

3.         No Fund may underwrite the securities of other issuers. This restriction does not prevent a Fund from engaging in transactions involving the acquisition, disposition, or resale of its portfolio securities, regardless of whether such Fund may be considered to be an underwriter under the Securities Act of 1933, as amended.

4.         No Fund will make an investment that will result in the concentration (as that term may be defined or interpreted by the 1940 Act Laws, Interpretations, and Exemptions) of its investments in the securities of issuers primarily engaged in the same industry. This restriction does not limit a Fund’s investments in (i) obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities. In complying with this restriction, a Fund will not consider a bank-issued guaranty or financial guaranty insurance as a separate security.

Please refer to non-fundamental investment restriction number 5 for further information.

5.         No Fund may purchase or sell real estate unless acquired as a result of ownership of securities or other instruments. This restriction does not prevent a Fund from investing in issuers that invest, deal, or otherwise engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interests therein.

6.         No Fund may purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments. This restriction does not prevent a Fund from engaging in transactions involving futures contracts and options thereon or investing in securities that are secured by physical commodities.

7.         No Fund may make personal loans or loans of its assets to persons who control or are under common control with such Fund, except to the extent permitted by the 1940 Act Laws, Interpretations, and Exemptions. This restriction does not prevent a Fund from, among other things, purchasing debt obligations, entering repurchase agreements, loaning its assets to broker-dealers or institutional investors, or investing in loans, including assignments and participation interests.

Please refer to non-fundamental investment restriction number 6 for further information.

8.         Each Fund may, notwithstanding any other fundamental investment policy or restriction, invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objective, policies, and restrictions as such Fund.

Please refer to non-fundamental investment restriction number 7 for further information.

NON-FUNDAMENTAL INVESTMENT RESTRICTIONS

Each Fund has also adopted certain non-fundamental investment restrictions. A non-fundamental investment restriction may be amended by the Board of Trustees of the Trust (the “Board”) without a vote of shareholders.

1.         No Fund may invest more than 15% of its net assets in illiquid securities. This limitation does not include any Rule 144A restricted security that has been determined by, or pursuant to procedures established by, the Board, based on trading markets for such security, to be liquid.

2.         In complying with the fundamental investment restriction regarding issuer diversification, no Fund, with respect to 75% of its total assets, purchase securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities), if, as a result, (i) more than 5% of such Fund’s total assets would be invested in the securities of that issuer; or (ii) such Fund would hold more than 10% of the outstanding voting securities of that issuer.

3.         In complying with the fundamental investment restriction regarding borrowing and issuing senior securities, each Fund may borrow money in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings). A Fund may borrow from banks, broker-dealers, or current and future funds advised by the Fund’s investment adviser, Old Mutual Capital, Inc. (the “Adviser”) or an affiliate of the Adviser as well as portfolios of other registered investment companies whose investment adviser is controlling, controlled by or under common control with the Adviser (“Affiliated Funds”) on such terms and conditions as the SEC may require in an exemptive order on which the Funds may rely. A Fund may not borrow for leveraging, but may borrow for temporary or emergency purposes, in anticipation of or in response to adverse market conditions, or for cash management purposes. A Fund may not purchase additional securities when borrowings exceed 5% of such Fund’s total assets.

4.         In complying with the fundamental investment restriction regarding industry concentration, each Fund may invest up to (but not including) 25% of its total assets in the securities of issuers whose principal business activities are in the same industry. For purposes of this limitation, supranational organizations, such as the World Bank, the European Union, and the European Coal and Steel Community, are deemed to be issuers conducting their principal business activities in the same industry; state and municipal governments and their agencies and authorities are not deemed to be industries; utility companies will be divided according to their services (e.g., gas distribution, gas transmission, electric, and telephone will each be considered a separate industry); and financial service companies will be classified according to the end users of their services (e.g., automobile finance, bank finance, and diversified finance).

6.         In complying with the fundamental restriction with regard to making loans, each Fund may lend up to 33 1/3% of its total assets and may lend money to other Affiliated Funds, on such terms and conditions as the SEC may require in an exemptive order on which a Fund may rely.

7.         Notwithstanding the fundamental investment restriction with regard to investing all assets in an open-end fund, no Fund may invest all of its assets in the securities of a single open-end management investment company with the same fundamental investment objectives, policies, and restrictions as such Fund. A Fund may (i) purchase securities of other investment companies as permitted by Section 12(d)(1) of the 1940 Act; and (ii) invest its assets in securities of other money market funds and lend money to other Affiliated Funds, subject to the terms and conditions of any exemptive orders issued by the SEC on which such Fund may rely.

A Fund will determine compliance with the fundamental and non-fundamental investment restriction percentages above (with the exception of the restriction relating to borrowing) and other investment restrictions in this SAI immediately after and as a result of its acquisition of such security or other asset. Accordingly, a Fund will not consider changes in values, net assets, or other circumstances when determining whether the investment complies with its investment restrictions.

PERMITTED INVESTMENTS AND RISK CONSIDERATIONS

The Prospectus discusses the principal investment strategies and risks of the Funds and the underlying funds. This section of the SAI supplements those discussions .

EQUITY SECURITIES

Equity securities include common stocks, preferred stocks, and securities convertible into common stocks, such as rights, warrants, and convertible debt securities. Equity securities may be issued by either established, well-capitalized companies, or newly-formed, small-cap companies, and may trade on regional or national stock exchanges or in the over-the-counter market.

Common Stocks. Common stocks are securities that represent units of ownership in a company. Common stocks usually carry voting rights and earn dividends. Unlike preferred stocks, which are described below, dividends on common stocks are not fixed but are declared at the discretion of the board of directors of the issuing company.

Convertible Securities. Convertible securities include convertible debt obligations and convertible preferred stock. A convertible security entitles the holder to exchange it for a fixed number of shares of common stock (or other equity security), usually at a fixed price within a specified period of time. Until conversion, the owner of convertible securities usually receives the interest paid on a convertible bond or the dividend preference of a preferred stock.

A convertible security has an "investment value," which is a theoretical value determined by the yield it provides in comparison with similar securities without the conversion feature. Investment value changes are based upon prevailing interest rates and other factors. It also has a "conversion value," which is the market value the convertible security would have if it were exchanged for the underlying equity security. Convertible securities may be purchased at varying price levels above or below their investment values or conversion values. Conversion value is a simple mathematical calculation that fluctuates directly with the price of the underlying security. However, if the conversion value is substantially below the investment value, the market value of the convertible security is governed principally by its investment value. If the conversion value is near or above the investment value, the market value of the convertible security generally will rise above the investment value. In such cases, the market value of the convertible security may be higher than its conversion value, due to the combination of the convertible security's right to interest (or dividend preference) and the possibility of capital appreciation from the conversion feature. However, there is no assurance that any premium above investment value or conversion value will be recovered because prices change and, as a result, the ability to achieve capital appreciation through conversion may be eliminated.

The underlying funds may purchase convertible securities and preferred stocks rated in medium and lower categories by Moody's Investor Services, Inc. (“Moodys”) or Standard & Poor’s (“S&P”) (Ba or less by Moody's and BB or less by S&P), but none rated lower than B. The underlying funds also may invest in unrated convertible securities and preferred stocks if it is believed that they are equivalent in quality to the rated securities that an underlying fund may buy. (Exhibit A to this SAI provides a description of such security ratings.)

The underlying funds may also create a “synthetic” convertible security by combining separate securities that possess the two principal characteristics of a true convertible security, i.e., fixed-income securities (“fixed-income component”) and the right to acquire equity securities (“convertible component”). The fixed-income component is achieved by investing in non-convertible, fixed-income securities such as bonds, preferred stocks, and money market instruments. The convertible component is achieved by investing in warrants or options to buy common stock at a certain exercise price or options on a stock index. The underlying funds may also purchase synthetic securities created by other parties, typically investment banks, including convertible structured notes. Convertible structured notes are fixed-income debentures linked to equity. Convertible structured notes have the attributes of a convertible security; however, the investment bank that issued the convertible note assumes the credit risk associated with the investment, rather than the issuer of the underlying common stock into which the note is convertible. Purchasing synthetic convertible securities may offer more flexibility than a purchase of a convertible security. Different companies may issue the fixed-income and convertible components, which may be purchased separately and at different times. Synthetic convertible securities are considered convertible securities for purposes of an underlying fund’s investment policies.

A fund’s investments in convertible securities or other securities may generate taxable income, which may be treated differently for income tax and book income purposes. These differences in timing may result in the acceleration of income for income tax purposes, and may result in the recharacterization of capital gains and losses as ordinary income, thereby affecting the amount of required fund distributions.

Initial Public Offerings (“IPOs”). An underlying fund may invest a portion of its assets in securities of companies offering shares in IPOs. IPOs may have a magnified performance impact on a fund with a small asset base. The impact of IPOs on a fund’s performance likely will decrease as a fund’s asset size increases, which could reduce a fund’s total returns. IPOs may not be consistently available to a fund for investing, particularly as a fund’s asset base grows. Because IPO shares frequently are volatile in price, a fund may hold IPO shares for a very short period of time. This may increase the turnover of a fund’s portfolio and may lead to increased expenses for a fund, such as commissions and transaction costs. By selling IPO shares, a fund may realize taxable gains it will subsequently distribute to shareholders. In addition, the market for IPO shares can be speculative and/or inactive for extended periods of time. The limited number of shares available for trading in some IPOs may make it more difficult for a fund to buy or sell significant amounts of shares without an unfavorable impact on prevailing prices. Holders of IPO shares can be affected by substantial dilution in the value of their shares, by sales of additional shares, and by concentration of control in existing management and principal shareholders.

A fund’s investment in IPO shares may include the securities of unseasoned companies (companies with less than three years of continuous operations), which presents risks considerably greater than common stocks of more established companies. These companies may have limited operating histories and their prospects for profitability may be uncertain. These companies may be involved in new and evolving businesses and may be vulnerable to competition and changes in technology, markets, and economic conditions. They may be more dependent on key managers and third parties and may have limited product lines.

Interests in Publicly Traded Limited Partnerships. Interests in publicly traded limited partnerships (limited partnership interests or units) represent equity interests in the assets and earnings of the partnership’s trade or business. Unlike common stock in a corporation, limited partnership interests have limited or no voting rights. However, many of the risks of investing in common stocks are still applicable to investments in limited partnership interests. In addition, limited partnership interests are subject to risks not present in common stock. Also, since publicly traded limited partnerships are a less common form of organizational structure than corporations, the limited partnership units may be less liquid than publicly traded common stock. Also, because of the difference in organizational structure, the fair value of limited partnership units in a fund’s portfolio may be based either upon the current market price of such units, or if there is no current market price, upon the pro rata value of the underlying assets of the partnership. Limited partnership units also have the risk that the limited partnership might, under certain circumstances, be treated as a general partnership giving rise to broader liability exposure to the limited partners for activities of the partnership. Further, the general partners of a limited partnership may be able to significantly change the business or asset structure of a limited partnership without the limited partners having any ability to disapprove any such changes. In certain limited partnerships, limited partners may also be required to return distributions previously made in the event that excess distributions have been made by the partnership, or in the event that the general partners, or their affiliates, are entitled to indemnification.

Over-The-Counter (“OTC”) Market. In contrast to the securities exchanges, the OTC market is not a centralized facility that limits trading activity to securities of companies that initially satisfy certain defined standards. Generally, the volume of trading in an unlisted or OTC common stock is less than the volume of trading in a listed stock. This means that the depth of market liquidity of some stocks in which a fund invests may not be as great as that of other securities and, if a fund was to dispose of such a stock, they might have to offer the shares at a discount from recent prices, or sell the shares in small lots over an extended period of time.

Preferred Stocks. Preferred stocks are also units of ownership in a company. Preferred stocks normally have preference over common stock in the payment of dividends and the liquidation of the company. However, in all other respects, preferred stocks are subordinated to the liabilities of the issuer. Unlike common stocks, preferred stocks are not always entitled to vote on corporate matters. Types of preferred stocks include adjustable-rate preferred stock, fixed dividend preferred stock, perpetual preferred stock, and sinking fund preferred stock. Generally, the market values of preferred stock with a fixed dividend rate and no conversion element varies inversely with interest rates and perceived credit risk.

Rights and Warrants. Rights and warrants are securities which entitle the holder to purchase the securities of a company (usually, its common stock) at a specified price during a specified time period. The value of a right or warrant is affected by many of the same factors that determine the prices of common stocks. Rights and warrants may be purchased directly or acquired in connection with a corporate reorganization or exchange offer. A right is an instrument granting rights to existing shareholders of a corporation to subscribe to shares of a new issue of common stock at below the public offering price before the stock is offered to the public. A warrant is an instrument issued by a corporation that gives the holder the right to subscribe to a specific amount of the corporation's capital stock at a set price for a specified period of time. Rights and warrants do not represent ownership of the securities, but only the right to buy the securities. The prices of rights and warrants do not necessarily move parallel to the prices of underlying securities. Rights and warrants may be considered speculative in that they have no voting rights, pay no dividends and have no rights with respect to the assets of a corporation issuing them.

Small and Medium Capitalization Stocks. Investments in common stocks in general are subject to market risks that may cause their prices to fluctuate over time. Therefore, an investment in an underlying fund may be more suitable for long-term investors who can bear the risk of these fluctuations. Investment in small and medium capitalization companies involves greater risk and price volatility than that customarily associated with investments in larger, more established companies. This increased risk may be due to the greater business risks of their small or medium size, limited markets and financial resources, narrow product lines, and frequent lack of management depth. The securities of small and medium capitalization companies are often traded in the over-the-counter market and might not be traded in volumes typical of securities traded on a national securities exchange. Thus, the securities of small and medium capitalization companies are likely to be less liquid and subject to more abrupt or erratic market movements than securities of larger, more established companies.

Technology Companies. Stocks of technology companies have tended to be subject to greater volatility than securities of companies that are not dependent upon or associated with technological issues. Technology companies operate in various industries. Since these industries frequently share common characteristics, an event or issue affecting one industry may significantly influence other, related industries. For example, technology companies may be strongly affected by worldwide scientific or technological developments and their products and services may be subject to governmental regulation or adversely affected by governmental policies.

General Risks of Investing in Stocks. While investing in stocks allows shareholders to participate in the benefits of owning a company, such shareholders must accept the risks of ownership. Unlike bondholders, who have preference to a company’s earnings and cash flow, preferred shareholders, followed by common shareholders in order of priority, are entitled only to the residual amount after a company meets its other obligations. For this reason, the value of a company’s stock will usually react more strongly to actual or perceived changes in the company’s financial condition or prospects than its debt obligations. Shareholders of a company that fares poorly can lose money.

Stock markets tend to move in cycles with short or extended periods of rising and falling stock prices. The value of a company’s stock may fall because of:

•	factors that directly relate to that company, such as decisions made by its management or lower demand for the company’s products or services;
•	factors affecting an entire industry, such as increases in production costs; and
•	changes in financial market conditions that are relatively unrelated to the company or its industry, such as changes in interest rates, currency exchange rates or inflation rates.

Because preferred stock is generally junior to debt securities and other obligations of the issuer, deterioration in the credit quality of the issuer will cause greater changes in the value of a preferred stock than in a more senior debt security with similar stated yield characteristics.

DEBT SECURITIES

Debt securities include bonds, notes and other securities that give the holder the right to receive fixed amounts of principal, interest, or both on a date in the future or on demand. Debt securities also are often referred to as fixed-income securities, even if the rate of interest varies over the life of the security.

Bankers’ Acceptance. A banker's acceptance is a time draft drawn by a borrower on a commercial bank, usually relating to an international commercial transaction. It is used by corporations to finance the shipment and storage of goods and to furnish dollar exchange. Maturities are generally six months or less.

Bank Obligations. The underlying funds will only invest in a security issued by a commercial bank if the bank:

•	has total assets of at least $1 billion, or the equivalent in other currencies; and
•	is either a U.S. bank and a member of the Federal Deposit Insurance Corporation; or
•

is a foreign branch of a U.S. bank and the underlying fund’s investment adviser or sub-adviser(s) (hereafter, collectively, the “underlying fund’s investment adviser”) believes the security is of an investment quality comparable with other debt securities that the fund may purchase.

Certificate of Deposit. A certificate of deposit is a short-term obligation of a bank. Certificates of deposit are issued by banks and savings and loan institutions in exchange for the deposit of funds and normally can be traded in the secondary market prior to maturity. However, certificates of deposit generally carry penalties for early withdrawal and may, under certain circumstances, be considered illiquid.

Commercial Paper and Other Cash Equivalents. Commercial paper is the term for short-term promissory notes issued by corporations to meet current working capital needs. Commercial paper may be unsecured by the corporation's assets but may be backed by a letter of credit from a bank or other financial institution. The letter of credit enhances the paper's creditworthiness. The issuer is directly responsible for payment but the bank “guarantees" that if the note is not paid at maturity by the issuer, the bank will pay the principal and interest to the buyer. The creditworthiness of the institution issuing the letter of credit will be considered, as well as the creditworthiness of the issuer of the commercial paper, when purchasing paper enhanced by a letter of credit. Commercial paper is sold either in an interest-bearing form or on a discounted basis, with maturities not exceeding 270 days.

Corporate Bonds. Corporations issue bonds and notes to raise money for working capital or for capital expenditures such as plant construction, equipment purchases, and expansion. In return for the money loaned to the corporation by investors, the corporation promises to pay investors interest, and repay the principal amount of the bond or note.

Demand Instruments. Certain instruments may involve a conditional or unconditional demand feature, which permits the holder to demand payment of the principal amount of the instrument. Demand instruments may include variable amount master demand notes.

Municipal Lease Obligations. An underlying fund may invest in municipal lease obligations. Although a municipal lease obligation does not constitute a general obligation of the municipality for which the municipality’s taxing power is pledged, a municipal lease obligation is ordinarily backed by the municipality’s covenant to budget for, appropriate and make the payments due under the municipal lease obligation. However, certain lease obligations contain “non-appropriation” clauses, which provide that the municipality has no obligation to make lease or clauses which provide that the municipality has no obligation to make lease or installment purchase payments in future years unless money is appropriated for such purpose on a yearly basis. Although “non-appropriation” lease obligations are secured by the leased property, disposition of the property in the event of foreclosure might prove difficult. In addition, the tax treatment of such obligations in the event of non-appropriation is unclear.

Pay-In-Kind Securities. An underlying fund may invest in securities which pay interest either in cash or additional securities. These securities are generally high yield securities and, in addition to the other risks associated with investing in high yield securities, are subject to the risks that the interest payments which consist of additional securities are also subject to the risks of high yield securities.

Senior Loans. Senior loans generally are arranged through private negotiations between a borrower and the lenders represented in each case by one or more agents of the several lenders. Senior loans in which an underlying fund may purchase interests generally pay interest at rates that are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally Prime Rate, LIBOR, the CD rate, or other base lending rates used by commercial lenders. The senior loans in a fund’s investment portfolio will at all times have a dollar-weighted average time until next interest rate redetermination of 180 days or less. Because of prepayment provisions, the actual remaining maturity of senior loans may vary substantially from the stated maturity of such loans.

Step Coupon Bonds (“Steps”). An underlying fund may invest in debt securities, which pay interest at a series of different rates (including 0%) in accordance with a stated schedule for a series of periods. In addition to the risks associated with the credit rating of the issuers, these securities may be subject to more volatility risk than fixed rate debt securities.

Structured Notes. An underlying fund may invest in structured notes, including “total rate of return swaps,” with rates of return determined by reference to the total rate of return on one or more loans referenced in such notes. The rate of return on the structured note may be determined by applying a multiplier to the rate of total return on the referenced loan or loans. Application of a multiplier is comparable to the use of leverage, which magnifies the risk of loss, because a relatively small decline in the value of a referenced note could result in a relatively large loss in value. Structured notes are treated as senior loans.

Tender Option Bonds. A tender option bond is a municipal security (generally held pursuant to a custodial arrangement) having a relatively long maturity and bearing interest at a fixed rate substantially higher than prevailing short-term tax-exempt rates, that has been coupled with the agreement of a third party, such as a bank, broker-dealer, or other financial institution, pursuant to which such institution grants the security holders the option, at periodic intervals, to tender their securities to the institution and receive the face value thereof. As consideration for providing the option, the financial institution receives periodic fees equal to the difference between the municipal security’s fixed coupon rate and the rate, as determined by a remarketing or similar agent at or near the commencement of such period, that would cause the securities, coupled with the tender option, to trade at par on the date of such determination.

Thus, after payment of this fee, the security holder effectively holds a demand obligation that bears interest at the prevailing short-term tax-exempt rate. With respect to an underlying fund, its investment adviser will consider on an ongoing basis the creditworthiness of the issuer of the underlying municipal securities, of any custodian, and of the third-party provider of the tender option. In certain instances and for certain tender option bonds, the option may be terminable in the event of a default in payment of principal of interest on the underlying municipal securities and for other reasons.

Time Deposits. A time deposit is a non-negotiable receipt issued by a bank in exchange for the deposit of funds. Like a certificate of deposit, it earns a specified rate of interest over a definite period of time; however, it cannot be traded in the secondary market. Time deposits with a withdrawal penalty are considered to be illiquid securities.

U.S. Government Securities - U.S. government securities are securities issued by the U.S. Treasury (treasury securities) and securities issued by a federal agency or a government-sponsored entity (agency securities). Treasury securities include treasury bills, which have initial maturities of less than one year, and treasury notes, which have initial maturities of one to ten years, and treasury bonds, which have initial maturities of at least ten years, and certain types of mortgage-backed securities. This SAI discusses mortgage-backed treasury and agency securities in detail in the section entitled “Mortgage-Backed Securities” below.

The full faith and credit of the U.S. government supports treasury securities. Unlike treasury securities, the full faith and credit of the U.S. government generally does not back agency securities. Agency securities are typically supported in one of three ways:

•	by the right of the issuer to borrow from the U.S. Treasury;
•	by the discretionary authority of the U.S. government to buy the obligations of the agency; or
•	by the credit of the sponsoring agency.

While U.S. government securities are guaranteed as to principal and interest, their market value is not guaranteed. U.S. government securities are subject to the same interest rate and credit risks as other fixed income securities. However, since U.S. government securities are of the highest quality, the credit risk is minimal. The U.S. government does not guarantee the net asset value of the assets of a fund.

Yankee Bonds - Yankee bonds are dollar-denominated bonds issued inside the United States by foreign entities. Investment in these securities involve certain risks which are not typically associated with investing in domestic securities.

Zero Coupon Bonds - These securities make no periodic payments of interest, but instead are sold at a discount from their face value. When held to maturity, their entire income, which consists of accretion of discount, comes from the difference between the issue price and their value at maturity. The amount of the discount rate varies depending on factors, including the time remaining until maturity, prevailing interest rates, the security’s liquidity, and the issuer’s credit quality. The market value of zero coupon securities may exhibit greater price volatility than ordinary debt securities because a stripped security will have a longer duration than an ordinary debt security with the same maturity. An underlying fund’s investments in pay-in-kind, delayed, and zero coupon bonds may require it to sell certain of its portfolio securities to generate sufficient cash to satisfy certain income distribution requirements.

These securities may include treasury securities that have had their interest payments (“coupons”) separated from the underlying principal (“corpus”) by their holder, typically a custodian bank or investment brokerage firm. Once the holder of the security has stripped or separated corpus and coupons, it may sell each component separately. The principal or corpus is then sold at a deep discount because the buyer receives only the right to receive a future fixed payment on the security and does not receive any rights to periodic interest (cash) payments. Typically, the coupons are sold separately or grouped with other coupons with like maturity dates and sold bundled in such form. The underlying treasury security is held in book-entry form at the Federal Reserve Bank or, in the case of bearer securities (i.e., unregistered securities which are owned ostensibly by the bearer or holder thereof), in trust on behalf of the owners thereof. Purchasers of stripped obligations acquire, in effect, discount obligations that are economically identical to the zero coupon securities that the U.S. Treasury sells itself.

The U.S. Treasury has facilitated transfers of ownership of zero coupon securities by accounting separately for the beneficial ownership of particular interest coupon and corpus payments on Treasury securities through the Federal Reserve book-entry record keeping system. Under a Federal Reserve program known as “STRIPS” or “Separate Trading of Registered Interest and Principal of Securities,” a fund may record its beneficial ownership of the coupon or corpus directly in the book-entry record-keeping system.

Factors Affecting the Value of Debt Securities. The total return of a debt instrument is composed of two elements: the percentage change in the security’s price and interest income earned. The yield to maturity of a debt security estimates its total return only if the price of the debt security remains unchanged during the holding period and coupon interest is reinvested at the same yield to maturity. The total return of a debt instrument, therefore, will be determined not only by how much interest is earned, but also by how much the price of the security and interest rates change.

Interest Rates. The price of a debt security generally moves in the opposite direction from interest rates (i.e., if interest rates go up, the value of the bond will go down, and vice versa).

Prepayment Risk. This risk affects mainly mortgage-backed and asset-backed securities. Unlike other debt securities, falling interest rates can hurt mortgage-backed securities, which may cause your share price to fall. Lower rates motivate people to pay off mortgage-backed and asset-backed securities earlier than expected. A fund may then have to reinvest the proceeds from such prepayments at lower interest rates, which can reduce its yield. The unexpected timing of mortgage and asset-backed prepayments caused by the variations in interest rates may also shorten or lengthen the average maturity of a fund. If left unattended, drifts in the average maturity of a fund can have the unintended effect of increasing or reducing the effective duration of a fund, which may adversely affect the expected performance of a fund.

Call Risk. During periods of declining interest rates, the issuer of a security may exercise its option to prepay principal earlier than scheduled, forcing a fund to reinvest in lower yielding securities. This is known as a call risk. Debt securities frequently have call features that allow the issuer to repurchase the security prior to its stated maturity. An issuer may redeem an obligation if the issuer can refinance the debt at a lower cost due to declining interest rates or an improvement in the credit standing of the issuer.

Extension Risk. The other side of prepayment risk occurs when interest rates are rising. Rising interest rates can cause a fund’s average maturity to lengthen unexpectedly due to a drop in mortgage or other loan prepayments. This would increase the sensitivity of a fund to rising rates and its potential for price declines. Extending the average life of a mortgage-backed security increases the risk of depreciation due to future increases in market interest rates. For these reasons, mortgage-backed or asset-backed securities may be less effective than other types of debt securities as a means of “locking in” interest rates.

Credit Rating. Coupon interest is offered to shareholders of debt securities as compensation for assuming risk, although short-term Treasury securities, such as 3-month treasury bills, are considered “risk free.” Corporate securities offer higher yields than Treasury securities because their payment of interest and complete repayment of principal is less certain. The credit rating or financial condition of an issuer may affect the value of a debt security. Generally, the lower the quality rating of a security, the greater the risks that the issuer will fail to pay interest and return principal. To compensate shareholders for taking on increased risk, issuers with lower credit ratings usually offer their shareholders a higher “risk premium” in the form of higher interest rates above comparable Treasury securities.

Changes in shareholder confidence regarding the certainty of interest and principal payments of a corporate debt security will result in an adjustment to this “risk premium.” If an issuer’s outstanding debt carries a fixed coupon, adjustments to the risk premium must occur in the price, which affects the yield to maturity of the bond. If an issuer defaults or becomes unable to honor its financial obligations, the bond may lose some or all of its value.

A security rated within the four highest rating categories by a rating agency is called “investment-grade” because its issuer is more likely to pay interest and repay principal than an issuer of a lower rated bond. Adverse economic conditions or changing circumstances, however, may weaken the capacity of the issuer to pay interest and repay principal. If a security is not rated or is rated under a different system, the underlying fund’s investment adviser may determine that it is of investment-grade. The investment adviser may retain securities that are downgraded, if it believes that keeping those securities is warranted.

Debt securities rated below investment-grade (junk bonds) are highly speculative securities that are usually issued by smaller, less creditworthy, and/or highly leveraged (indebted) companies. A corporation may issue a junk bond because of a corporate restructuring or other similar event. Compared with investment-grade bonds, junk bonds carry a greater degree of risk and their issuers are less likely to make payments of interest and repay principal. Market developments and the financial and business condition of the corporation issuing these securities influence their price and liquidity more than changes in interest rates, when compared to investment-grade debt securities. Insufficient liquidity in the junk bond market may make it more difficult to dispose of junk bonds and may cause a fund to experience sudden and substantial price declines. A lack of reliable, objective data or market quotations may make it more difficult to value junk bonds accurately.

Rating agencies are organizations that assign ratings to securities based primarily on the rating agency’s assessment of the issuer’s financial strength. The underlying funds currently use ratings compiled by Moody’s, S&P, and Fitch. Credit ratings are only an agency’s opinion, not an absolute standard of quality, and they do not reflect an evaluation of market risk. See Exhibit A – Credit Ratings in the SAI for further information.

An underlying fund’s investment adviser may use ratings produced by ratings agencies as guidelines to determine the rating of a security at the time an underlying fund buys the security. A rating agency may change its credit ratings at any time. The investment adviser monitors the rating of the security and will take appropriate actions if a rating agency reduces the security’s rating. The underlying funds are not obligated to dispose of securities whose issuers subsequently are in default or which are downgraded below the above-stated ratings. The underlying funds may invest in securities of any rating.

DERIVATIVE INSTRUMENTS

Derivatives are financial instruments whose value is based on an underlying asset, such as a stock or a bond or an underlying economic factor, such as an interest rate or a market benchmark. Derivatives may be used to gain exposure to various markets in a cost efficient manner, to reduce transaction costs, or to remain fully invested. Derivatives may also be used as protection from broad fluctuations in market prices, interest rates, or foreign currency exchange rates (a practice known as “hedging”). When hedging is successful, a fund will have offset any depreciation in the value of its portfolio securities by the appreciation in the value of the derivative position. Although techniques other than the sale and purchase of derivatives could be used to control the exposure of a fund to market fluctuations, the use of derivatives may be a more effective means of hedging this exposure.

Caps, Collars, and Floors. Caps and floors have an effect similar to buying or writing options. In a typical cap or floor agreement, one party agrees to make payments only under specified circumstances, usually in return for payment of a fee by the other party. For example, the buyer of an interest rate cap obtains the right to receive payments to the extent that a specified interest rate exceeds an agreed-upon level. The seller of an interest rate floor is obligated to make payments to the extent that a specified interest rate falls below an agreed-upon level. An interest rate collar combines elements of buying a cap and selling a floor.

Equity Linked Notes. An underlying fund may purchase equity-linked notes (“ELNs”). The principal or coupon payment on an ELN is linked to the performance of an underlying security or index. ELNs may be used, among other things, to provide a fund with exposure to international markets while providing a mechanism to reduce foreign tax or regulatory restrictions imposed on foreign investors. The risks associated with purchasing ELNs include the creditworthiness of the issuer and the risk of counterparty default. Further, a fund’s ability to dispose of an ELN will depend on the availability of liquid markets in the instruments. The purchase and sale of an ELN is also subject to the risks regarding adverse market movements, possible intervention by governmental authorities, and the effects of other political and economic events.

Futures Contracts. A futures contract is a bilateral agreement to buy or sell a security (or deliver a cash settlement price, in the case of a contract relating to an index or otherwise not calling for physical delivery at the end of trading in the contract) for a set price in the future. Futures contracts are traded on exchanges that have been designated “contracts markets” by the Commodities Futures Trading Commission (“CFTC”) and must be executed through a futures commission merchant (an "FCM") or brokerage firm that is a member of the relevant contract market.

The Funds and the underlying funds have claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act (the “CEA”), and therefore are not subject to registration or regulation as a pool operator under the CEA. In connection with this exclusion, the Funds and the underlying funds are subject to special calls for information by the CFTC.

No purchase price is paid or received when a futures contract is entered into. Instead, a fund upon entering into a futures contract (and to maintain a fund’s open positions in futures contracts) would be required to deposit with its custodian in a segregated account in the name of the futures broker an amount of cash, or other assets, known as “initial margin.” The margin required for a particular futures contract is set by the exchange on which the contract is traded and may be significantly modified from time to time by the exchange during the term of the contract. Futures contracts are customarily purchased and sold on margin that may range upward from less than 5% of the value of the contract being traded. By using futures contracts as a risk management technique, given the greater liquidity in the futures market than in the cash market, it may be possible to accomplish certain results more quickly and with lower transaction costs. In addition, in portfolios investing in fixed income securities, a futures contract may be used to modify the duration of the portfolio or particular securities in the portfolio.

If the price of an open futures contract changes (by increase in the case of a sale or by decrease in the case of a purchase) so that the loss on the futures contract reaches a point at which the margin on deposit does not satisfy margin requirements, the broker will require an increase in the margin. However, if the value of a position increases because of favorable price changes in the futures contract so that the margin deposit exceeds the required margin, the broker will pay the excess to a fund. These subsequent payments, called “variation margin,” to and from the futures broker are made on a daily basis as the price of the underlying assets fluctuate making the long and short positions in the futures contract more or less valuable, a process known as “marking to the market.” A fund expects to earn interest income on its initial and variation margin deposits.

A fund will incur brokerage fees when it purchases and sells futures contracts. Positions taken in the futures markets are not normally held until delivery or cash settlement is required, but are instead liquidated through offsetting transactions that may result in a gain or a loss. While futures positions taken by a fund will usually be liquidated in this manner, a fund may instead make or take delivery of underlying securities whenever it appears economically advantageous to a fund to do so. A clearing organization associated with the exchange on which futures are traded assumes responsibility for closing out transactions and guarantees that as between the clearing members of an exchange, the sale and purchase obligations will be performed with regard to all positions that remain open at the termination of the contract.

Securities Index Futures Contracts. Purchases or sales of securities index futures contracts may be used in an attempt to protect a fund’s current or intended investments from broad fluctuations in securities prices. A securities index futures contract does not require the physical delivery of securities, but merely provides for profits and losses resulting from changes in the market value of the contract to be credited or debited at the close of each trading day to the respective accounts of the parties to the contract. On the contract’s expiration date a final cash settlement occurs and the futures positions are simply closed out. Changes in the market value of a particular index futures contract reflect changes in the specified index of securities on which the future is based.

By establishing an appropriate “short” position in index futures, a fund may also seek to protect the value of its portfolio against an overall decline in the market for such securities. Alternatively, in anticipation of a generally rising market, a fund can seek to avoid losing the benefit of apparently low current prices by establishing a “long” position in securities index futures and later liquidating that position as particular securities are in fact acquired. To the extent that these hedging strategies are successful, a fund will be affected to a lesser degree by adverse overall market price movements than would otherwise be the case.

For information concerning the risks associated with utilizing futures contracts, please see “Risks of Transactions in Futures Contracts Options” below.

Inverse Floaters. Inverse floaters are derivative securities whose interest rates vary inversely to changes in short-term interest rates and whose values fluctuate inversely to changes in long-term interest rates. The value of certain inverse floaters will fluctuate substantially more in response to a given change in long-term rates than would a traditional debt security. These securities have investment characteristics similar to leverage, in that interest rate changes have a magnified effect on the value of inverse floaters.

Options. Options are contracts that give one of the parties to the contract the right to buy or sell the security that is subject to the option at a stated price during the option period and obligates the other party to the contract to buy or sell such security at the stated price during the option period. The types of options transactions that an underlying fund may utilize are discussed below.

Writing Put and Call Options. When a fund writes a call option it assumes an obligation to sell specified securities to the holder of the option at a specified price if the option is exercised at any time before the expiration date. Similarly, when a fund writes a put option it assumes an obligation to purchase specified securities from the option holder at a specified price if the option is exercised at any time before the expiration date. A fund may terminate its position in an exchange-traded put option before exercise by buying an option identical to the one it has written. Similarly, it may cancel an over-the-counter option by entering into an offsetting transaction with the counter-party to the option.

A fund could try to hedge against an increase in the value of securities it would like to acquire by writing a put option on those securities. If security prices rise, a fund would expect the put option to expire and the premium it received to offset the increase in the security’s value. If security prices remain the same over time, a fund would hope to profit by closing out the put option at a lower price. If security prices fall, a fund may lose an amount of money equal to the difference between the value of the security and the premium it received. Writing covered put options may deprive a fund of the opportunity to profit from a decrease in the market price of the securities it would like to acquire.

The characteristics of writing call options are similar to those of writing put options, except that call writers expect to profit if prices remain the same or fall. A fund could try to hedge against a decline in the value of securities it already owns by writing a call option. If the price of that security falls as expected, a fund would expect the option to expire and the premium it received to offset the decline of the security’s value. However, a fund must be prepared to deliver the underlying instrument in return for the strike price, which may deprive it of the opportunity to profit from an increase in the market price of the securities it holds.

An underlying fund is permitted only to write covered options. At the time of selling the call option, a fund may cover the option by owning, among other things:

•	the underlying security (or securities convertible into the underlying security without additional consideration), index, interest rate, foreign currency, or futures contract;
•	a call option on the same security or index with the same or lesser exercise price;
•	a call option on the same security or index with a greater exercise price and segregating cash or liquid securities in an amount equal to the difference between the exercise prices;
•	cash or liquid securities equal to at least the market value of the optioned securities, interest rate, foreign currency, or futures contract; or
•	in the case of an index, the portfolio of securities that corresponds to the index.

At the time of selling a put option, a fund may cover the put option by, among other things:

•	entering into a short position in the underlying security;
•	purchasing a put option on the same security, index, interest rate, foreign currency, or futures contract with the same or greater exercise price;
•

purchasing a put option on the same security, index, interest rate, foreign currency, or futures contract with a lesser exercise price and segregating cash or liquid securities in an amount equal to the difference between the exercise prices; or

•	maintaining the entire exercise price in liquid securities.

Purchasing Put and Call Options. When a fund purchases a put option, it buys the right to sell the instrument underlying the option at a fixed strike price. In return for this right, a fund pays the current market price for the option (known as the “option premium”). A fund may purchase put options to offset or hedge against a decline in the market value of its securities (“protective puts”) or to benefit from a decline in the price of securities that it does not own. A fund would ordinarily realize a gain if, during the option period, the value of the underlying securities decreased below the exercise price sufficiently to cover the premium and transaction costs. However, if the price of the underlying instrument does not fall enough to offset the cost of purchasing the option, a put buyer would lose the premium and related transaction costs.

Call options are similar to put options, except that a fund obtains the right to purchase, rather than sell, the underlying instrument at the option’s strike price. A fund would normally purchase call options in anticipation of an increase in the market value of securities it owns or wants to buy. A fund would ordinarily realize a gain if, during the option period, the value of the underlying instrument exceeded the exercise price plus the premium paid and related transaction costs. Otherwise, a fund would realize either no gain or a loss on the purchase of the call option.

The purchaser of an option may terminate its position by:

•	allowing it to expire and losing its entire premium;
•	exercising the option and either selling (in the case of a put option) or buying (in the case of a call option) the underlying instrument at the strike price; or
•	closing it out in the secondary market at its current price.

Securities Index Options. An underlying fund may write covered put and call options and purchase call and put options on securities indexes for the purpose of hedging against the risk of unfavorable price movements adversely affecting the value of a fund’s securities or securities it intends to purchase. An underlying fund will only write “covered” options. A call option on a securities index is considered covered, for example, if, so long as a fund is obligated as the writer of the call, it holds securities the price changes of which are, in the opinion of the underlying fund’s investment adviser, expected to replicate substantially the movement of the index or indexes upon which the options written by a fund are based. Unlike a stock option, which gives the holder the right to purchase or sell a specified stock at a specified price, an option on a securities index gives the holder the right to receive a cash “exercise settlement amount” equal to (i) the difference between the exercise price of the option and the value of the underlying stock index on the exercise date, multiplied by (ii) a fixed “index multiplier.” A securities index fluctuates with changes in the market value of the securities so included. For example, some securities index options are based on a broad market index such as the S&P 500 or the NYSE Composite Index, or a narrower market index such as the S&P 100. Indexes may also be based on an industry or market segment such as the AMEX Oil and Gas Index or the Computer and Business Equipment Index.

Options on Futures. An option on a futures contract provides the holder with the right to buy a futures contract (in the case of a call option) or sell a futures contract (in the case of a put option) at a fixed time and price. Upon exercise of the option by the holder, the contract market clearing house establishes a corresponding short position for the writer of the option (in the case of a call option) or a corresponding long position (in the case of a put option). If the option is exercised, the parties will be subject to the futures contracts. In addition, the writer of an option on a futures contract is subject to initial and variation margin requirements on the option position. Options on futures contracts are traded on the same contract market as the underlying futures contract.

The buyer or seller of an option on a futures contract may terminate the option early by purchasing or selling an option of the same series (i.e., the same exercise price and expiration date) as the option previously purchased or sold. The difference between the premiums paid and received represents the trader’s profit or loss on the transaction.

An underlying fund may purchase put and call options on futures contracts instead of selling or buying futures contracts. A fund may buy a put option on a futures contract for the same reasons it would sell a futures contract. It also may purchase such put options in order to hedge a long position in the underlying futures contract. A fund may buy call options on futures contracts for the same purpose as the actual purchase of the futures contracts, such as in anticipation of favorable market conditions.

A fund may write a call option on a futures contract to hedge against a decline in the prices of the instrument underlying the futures contracts. If the price of the futures contract at expiration were below the exercise price, a fund would retain the option premium, which would offset, in part, any decline in the value of its securities.

The writing of a put option on a futures contract is similar to the purchase of the futures contracts, except that, if the market price declines, a fund would pay more than the market price for the underlying instrument. The premium received on the sale of the put option, less any transaction costs, would reduce the net cost to a fund.

An underlying fund will “cover” any options it writes on futures contracts by, for example, segregating cash or liquid securities with a fund’s custodian and marking to market daily an amount sufficient to cover the futures contract.

Combined Positions. A fund may purchase and write options in combination with each other, or in combination with futures or forward contracts, to adjust the risk and return characteristics of the overall position. For example, a fund could construct a combined position whose risk and return characteristics are similar to selling a futures contract by purchasing a put option and writing a call option on the same underlying instrument. Alternatively, a fund could write a call option at one strike price and buy a call option at a lower price to reduce the risk of the written call option in the event of a substantial price increase. Because combined options positions involve multiple trades, they result in higher transaction costs and may be more difficult to open and close out.

Forward Foreign Currency Exchange Contracts. A forward foreign currency contract involves an obligation to purchase or sell a specific amount of currency at a future date or date range at a specific price. In the case of a cancelable forward contract, the holder has the unilateral right to cancel the contract at maturity by paying a specified fee. Forward foreign currency exchange contracts differ from foreign currency futures contracts in certain respects. Unlike futures contracts, forward contracts:

•	do not have standard maturity dates or amounts (i.e., the parties to the contract may fix the maturity date and the amount);
•

are traded in the inter-bank markets conducted directly between currency traders (usually large commercial banks) and their customers, as opposed to futures contracts which are traded only on exchanges regulated by the CFTC;

•	do not require an initial margin deposit; and
•	may be closed by entering into a closing transaction with the currency trader who is a party to the original forward contract, as opposed to a commodities exchange.

Foreign Currency Hedging Strategies. A “settlement hedge” or “transaction hedge” is designed to protect a fund against an adverse change in foreign currency values between the date a security is purchased or sold and the date on which payment is made or received. Entering into a forward contract for the purchase or sale of the amount of foreign currency involved in an underlying security transaction for a fixed amount of U.S. dollars “locks in” the U.S. dollar price of the security. A fund may also use forward contracts to purchase or sell a foreign currency when it anticipates purchasing or selling securities denominated in foreign currency, even if it has not yet selected the specific investments.

An underlying fund may use forward contracts to hedge against a decline in the value of existing investments denominated in foreign currency. Such a hedge, sometimes referred to as a “position hedge,” would tend to offset both positive and negative currency fluctuations, but would not offset changes in security values caused by other factors. A fund could also hedge the position by selling another currency expected to perform similarly to the currency in which a fund’s investment is denominated. This type of hedge, sometimes referred to as a “proxy hedge,” could offer advantages in terms of cost, yield, or efficiency, but generally would not hedge currency exposure as effectively as a direct hedge into U.S. dollars. Proxy hedges may result in losses if the currency used to hedge does not perform similarly to the currency in which the hedged securities are denominated.

Transaction and position hedging do not eliminate fluctuations in the underlying prices of the securities that a fund owns or intends to purchase or sell. They simply establish a rate of exchange that one can achieve at some future point in time. Additionally, these techniques tend to minimize the risk of loss due to a decline in the value of the hedged currency and to limit any potential gain that might result from the increase in value of such currency.

An underlying fund may enter into forward contracts to shift its investment exposure from one currency into another. Such transactions may call for the delivery of one foreign currency in exchange for another foreign currency, including currencies in which its securities are not then denominated. This may include shifting exposure from U.S. dollars to a foreign currency, or from one foreign currency to another foreign currency. This type of strategy, sometimes known as a “cross-hedge,” will tend to reduce or eliminate exposure to the currency that is sold, and increase exposure to the currency that is purchased. Cross-hedges may protect against losses resulting from a decline in the hedged currency, but will cause a fund to assume the risk of fluctuations in the value of the currency it purchases. Cross hedging transactions also involve the risk of imperfect correlation between changes in the values of the currencies involved.

It is difficult to forecast with precision the market value of portfolio securities at the expiration or maturity of a forward or futures contract. Accordingly, a fund may have to purchase additional foreign currency on the spot market if the market value of a security it is hedging is less than the amount of foreign currency it is obligated to deliver. Conversely, a fund may have to sell on the spot market some of the foreign currency it received upon the sale of a security if the market value of such security exceeds the amount of foreign currency it is obligated to deliver.

Over-the-Counter Options. An underlying fund may enter into contracts to write over-the-counter options with primary dealers. The underlying funds have established standards of creditworthiness for these primary dealers, although the funds may still be subject to the risk that firms participating in these transactions will fail to meet their obligations.

A fund must treat its entire exposure under a contract as illiquid unless the contract provides that a fund has the absolute right to repurchase the written option at any time at a repurchase price which represents the fair market value, as determined in good faith through negotiation between the parties, but which in no event will exceed a price determined pursuant to a formula contained in the contract. Although the specific details of the formula may vary between contracts with different primary dealers, the formula will generally be based on a multiple of the premium received by a fund for writing the option, plus the amount, if any, that the option is “in-the-money” (i.e., the amount by which the price of the option exceeds the exercise price). The formula will similarly take into account whether the option is “out-of-the-money.” If a contract gives a fund an absolute right to repurchase the written option at a pre-established formula price, a fund would treat as illiquid only securities equal in amount to the formula price less the amount by which the option is “in-the-money.”

Swap Agreements. A swap is a financial instrument that typically involves the exchange of cash flows between two parties on specified dates (settlement dates), where the cash flows are based on agreed-upon prices, rates, indices, etc. The nominal amount on which the cash flows are calculated is called the notional amount. Swaps are individually negotiated and structured to include exposure to a variety of different types of investments or market factors, such as interest rates, foreign currency rates, mortgage securities, corporate borrowing rates, security prices, indexes, or inflation rates.

Swap agreements may increase or decrease the overall volatility of the investments of a fund and its share price. The performance of swap agreements may be affected by a change in the specific interest rate, currency, or other factors that determine the amounts of payments due to and from a fund. If a swap agreement calls for payments by a fund, a fund must be prepared to make such payments when due. In addition, if the counterparty’s creditworthiness declines, the value of a swap agreement would be likely to decline, potentially resulting in losses.

Generally, swap agreements have a fixed maturity date that will be agreed upon by the parties. The agreement can be terminated before the maturity date only under limited circumstances, such as default by one of the parties, insolvency, or by mutual agreement, among others, and can be transferred by a party only with the prior written consent of the other party. A fund may be able to eliminate its exposure under a swap agreement either by assignment or by other disposition, or by entering into an offsetting swap agreement with the same party or a similarly creditworthy party. If the counterparty is unable to meet its obligations under the contract, declares bankruptcy, defaults, or becomes insolvent, a fund may not be able to recover the money it expected to receive under the contract.

A swap agreement can be a form of leverage, which can magnify a fund’s gains or losses. In order to reduce the risk associated with leveraging, a fund may cover its current obligations under swap agreements according to guidelines established by the SEC.

Equity Swaps. In a typical equity swap, one party agrees to pay another party the return on a stock, stock index, or basket of stocks in return for a specified interest rate. By entering into an equity index swap, for example, the index receiver can gain exposure to stocks making up the index of securities without actually purchasing those stocks. Equity index swaps involve not only the risk associated with investment in the securities represented in the index, but also the risk that the performance of such securities, including dividends, will not exceed the return on the interest rate that a fund will be committed to pay.

Interest Rate Swaps. Interest rate swaps are financial instruments that involve the exchange of one type of interest rate for another type of interest rate cash flow on specified dates in the future. Some of the different types of interest rate swaps are “fixed-for floating rate swaps,” “termed basis swaps” and “index amortizing swaps.” Fixed-for floating rate swaps involve the exchange of fixed interest rate cash flows for floating rate cash flows. Termed basis swaps entail cash flows to both parties based on floating interest rates, where the interest rate indices are different. Index amortizing swaps are typically fixed-for floating swaps where the notional amount changes if certain conditions are met.

Like a traditional investment in a debt security, a fund could lose money by investing in an interest rate swap if interest rates change adversely. For example, if a fund enters into a swap where it agrees to exchange a floating rate of interest for a fixed rate of interest, a fund may have to pay more money than it receives. Similarly, if a fund enters into a swap where it agrees to exchange a fixed rate of interest for a floating rate of interest, a fund may receive less money than it has agreed to pay.

Currency Swaps. A currency swap is an agreement between two parties in which one party agrees to make interest rate payments in one currency and the other promises to make interest rate payments in another currency. A fund may enter into a currency swap when it has one currency and desires a different currency. Typically, the interest rates that determine the currency swap payments are fixed, although occasionally one or both parties may pay a floating rate of interest. Unlike an interest rate swap, however, the principal amounts are exchanged at the beginning of the contract and returned at the end of the contract. Changes in foreign exchange rates and changes in interest rates, as described above, may negatively affect currency swaps.

Risks of Derivatives

While transactions in derivatives may reduce certain risks, these transactions themselves entail certain other risks. For example, unanticipated changes in interest rates, securities prices, or currency exchange rates may result in a poorer overall performance of a fund than if it had not entered into any derivatives transactions. Derivatives may magnify a fund’s gains or losses, causing it to make or lose substantially more than it invested.

When used for hedging purposes, increases in the value of the securities a fund holds or intends to acquire should offset any losses incurred with a derivative. Purchasing derivatives for purposes other than hedging could expose a fund to greater risks.

Correlation of Prices. A fund’s ability to hedge its securities through derivatives depends on the degree to which price movements in the underlying index or instrument correlate with price movements in the relevant securities. In the case of poor correlation, the price of the securities a fund is hedging may not move in the same amount, or even in the same direction as the hedging instrument. The underlying fund’s investment adviser will try to minimize this risk by investing only in those contracts whose behavior it expects to resemble with the portfolio securities it is trying to hedge. However, if a fund’s prediction of interest and currency rates, market value, volatility, or other economic factors is incorrect, a fund may lose money, or may not make as much money as it expected.

Derivative prices can diverge from the prices of their underlying instruments, even if the characteristics of the underlying instruments are very similar to the derivative. Listed below are some of the factors that may cause such a divergence:

•	current and anticipated short-term interest rates, changes in volatility of the underlying instrument, and the time remaining until expiration of the contract;

•

a difference between the derivatives and securities markets, including different levels of demand, how the instruments are traded, the imposition of daily price fluctuation limits, or trading of an instrument stops; and

•	differences between the derivatives, such as different margin requirements, different liquidity of such markets, and the participation of speculators in such markets.

Derivatives based upon a narrower index of securities, such as those of a particular industry group, may present greater risk than derivatives based on a broad market index. Since narrower indices are made up of a smaller number of securities, they are more susceptible to rapid and extreme price fluctuations because of changes in the value of those securities.

While currency futures and options values are expected to correlate with exchange rates, they may not reflect other factors that affect the value of the investments of a fund. A currency hedge, for example, should protect a yen-denominated security from a decline in the yen, but will not protect a fund against a price decline resulting from deterioration in the issuer’s creditworthiness. Because the value of a fund’s foreign-denominated investments changes in response to many factors other than exchange rates, it may not be possible to match the amount of currency options and futures to the value of a fund’s investments precisely over time.

Lack of Liquidity. Before a futures contract or option is exercised or expires, a fund can terminate it only by entering into a closing purchase or sale transaction. Moreover, a fund may close out a futures contract only on the exchange the contract was initially traded. Although a fund intends to purchase options and futures only where there appears to be an active market, there is no guarantee that such a liquid market will exist. If there is no secondary market for the contract, or the market is illiquid, a fund may not be able to close out its position. In an illiquid market, a fund may:

•	have to sell securities to meet its daily margin requirements at a time when it is disadvantageous to do so;

•	have to purchase or sell the instrument underlying the contract;
•	not be able to hedge its investments; and
•	not be able to realize profits or limit its losses.

Derivatives may become illiquid (i.e., difficult to sell at a desired time and price) under a variety of market conditions. For example:

•	an exchange may suspend or limit trading in a particular derivative instrument, an entire category of derivatives or all derivatives, which sometimes occurs because of increased market volatility;

•	unusual or unforeseen circumstances may interrupt normal operations of an exchange;
•	the facilities of the exchange may not be adequate to handle current trading volume;
•	equipment failures, government intervention, insolvency of a brokerage firm, or clearing house or other occurrences may disrupt normal trading activity; or
•	investors may lose interest in a particular derivative or category of derivatives.

Management Risk. If the underlying fund’s investment adviser incorrectly predicts stock market and interest rate trends, a fund may lose money by investing in derivatives. For example, if a fund were to write a call option based on the investment adviser’s expectation that the price of the underlying security would fall, but the price were to rise instead, a fund could be required to sell the security upon exercise at a price below the current market price. Similarly, if a fund were to write a put option based on the investment adviser’s expectation that the price of the underlying security would rise, but the price were to fall instead, a fund could be required to purchase the security upon exercise at a price higher than the current market price.

Margin. Because of the low margin deposits required upon the opening of a derivative position, such transactions involve an extremely high degree of leverage. Consequently, a relatively small price movement in a derivative may result in an immediate and substantial loss (as well as gain) to a fund and it may lose more than it originally invested in the derivative.

If the price of a futures contract changes adversely, a fund may have to sell securities at a time when it is disadvantageous to do so to meet its minimum daily margin requirement. A fund may lose its margin deposits if a broker with whom it has an open futures contract or related option becomes insolvent or declares bankruptcy.

Volatility and Leverage. The prices of derivatives are volatile (i.e., they may change rapidly, substantially, and unpredictably) and are influenced by a variety of factors, including:

•	actual and anticipated changes in interest rates;

•	fiscal and monetary policies; and
•	national and international political events.

Most exchanges limit the amount by which the price of a derivative can change during a single trading day. Daily trading limits establish the maximum amount that the price of a derivative may vary from the settlement price of that derivative at the end of trading on the previous day. Once the price of a derivative reaches this value, a fund may not trade that derivative at a price beyond that limit. The daily limit governs only price movements during a given day and does not limit potential gains or losses. Derivative prices have occasionally moved to the daily limit for several consecutive trading days, preventing prompt liquidation of the derivative.

Because of the low margin deposits required upon the opening of a derivative position, such transactions involve an extremely high degree of leverage. Consequently, a relatively small price movement in a derivative may result in an immediate and substantial loss (as well as gain) to a fund and it may lose more than it originally invested in the derivative.

If the price of a futures contract changes adversely, a fund may have to sell securities at a time when it is disadvantageous to do so to meet its minimum daily margin requirement. A fund may lose its margin deposits if a broker-dealer with whom it has an open futures contract or related option becomes insolvent or declares bankruptcy.

FOREIGN SECURITIES AND DEPOSITARY RECEIPTS

Investing in the securities of foreign issuers involves special risks and considerations not typically associated with investing in U.S. companies. These risks and considerations include differences in accounting, auditing and financial reporting standards, the possibility of expropriation or confiscatory taxation, adverse changes in investment or exchange control regulations, political instability (any of which could affect U.S. investment in foreign countries) and potential restrictions on the flow of international capital and currencies. Foreign issuers may also be subject to less government regulation than U.S. companies. Moreover, the dividends and interest payable on foreign securities may be subject to foreign withholding taxes, thus reducing the net amount of income available for distribution to a fund’s shareholders. Further, foreign securities often trade with less frequency and volume than domestic securities and, therefore, may exhibit greater price volatility. Changes in foreign exchange rates will affect, favorably or unfavorably, the value of those securities, which are denominated or quoted in currencies other than the U.S. dollar.

American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”), and Global Depositary Receipts (“GDRs”). ADRs are securities, typically issued by a U.S. financial institution (a “depositary”), that evidence ownership interests in a security or a pool of securities issued by a foreign issuer and deposited with the depositary. EDRs are receipts issued by non-U.S. banks or trust companies and foreign branches of U.S. banks that evidence ownership of the underlying foreign securities. GDRs, which are sometimes referred to as Continental Depositary Receipts (“CDRs”), are securities, typically issued by a non-U.S. financial institution, that evidence ownership interests in a security or a pool of securities issued by either a U.S. or foreign issuer. ADRs, EDRs, GDRs, and CDRs may be available for investment through “sponsored” or “unsponsored” facilities. A sponsored facility is established jointly by the issuer of the security underlying the receipt and a depositary, whereas an unsponsored facility may be established by a depositary without participation by the issuer of the receipt’s underlying security.

Holders of an unsponsored depositary receipt generally bear all the costs of the unsponsored facility. The depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through to the holders of the receipts voting rights with respect to the deposited securities. ADRs, EDRs, and GDRs are considered foreign securities for purposes of a fund.

Emerging Markets. An “emerging country” is generally a country that the International Bank for Reconstruction and Development (World Bank) and the International Finance Corporation would consider to be an emerging or developing country. Typically, emerging markets are in countries that are in the process of industrialization, with lower gross national products (GNP) than more developed countries. There are currently over 130 countries that the international financial community generally considers to be emerging or developing countries, approximately 40 of which currently have stock markets. These countries generally include every nation in the world except the U.S., Canada, Japan, Australia, New Zealand, and most nations located in Western Europe.

Foreign Currency Transactions. An underlying fund may hold foreign currency deposits from time to time, and may convert dollars and foreign currencies in the foreign exchange markets. Currency conversion involves dealer spreads and other costs, although commissions usually are not charged. Currencies may be exchanged on a spot (i.e., cash) basis, or by entering into forward contracts to purchase or sell foreign currencies at a future date and price. Forward contracts generally are traded in an interbank market conducted directly between currency traders (usually large commercial banks) and their customers. The parties to a forward contract may agree to offset or terminate the contract before maturity, or may hold the contract to maturity and complete the contemplated currency exchange.

An underlying fund may use currency forward contracts (often three month contracts) to manage currency risks and to facilitate transactions in foreign securities. The following discussion summarizes the principal currency management strategies involving forward contracts that could be used by a fund.

In connection with purchases and sales of securities denominated in foreign currencies, an underlying fund may enter into currency forward contracts to fix a definite price for the purchase or sale in advance of the trade’s settlement date. This technique is sometimes referred to as a “settlement hedge” or “transaction hedge.” The underlying fund’s investment adviser may enter into settlement hedges in the normal course of managing a fund’s foreign investments. A fund may also enter into forward contracts to purchase or sell a foreign currency in anticipation of future purchases or sales of securities denominated in foreign currency, even if the specific investments have not yet been selected by the underlying fund’s investment adviser.

An underlying fund may also use forward contracts to hedge against a decline in the value of existing investments denominated in foreign currency. For example, if a fund owned securities denominated in pounds sterling, it could enter into a forward contract to sell pounds sterling in return for U.S. dollars to hedge against possible declines in the pound’s value. Such a hedge, sometimes referred to as a “position hedge,” would tend to offset both positive and negative currency fluctuations, but would not offset changes in security values caused by other factors. A fund could also hedge the position by selling another currency expected to perform similarly to the pound sterling – for example, by entering into a forward contract to sell euros in return for U.S. dollars. This type of hedge, sometimes referred to as a “proxy hedge,” could offer advantages in terms of cost, yield or efficiency, but generally would not hedge currency exposure as effectively as a simple hedge into U.S. dollars. Proxy hedges may result in losses if the currency used to hedge does not perform similarly to the currency in which the hedged securities are denominated.

Successful use of forward currency contracts will depend on the skill of the underlying fund’s investment adviser in analyzing and predicting currency values. Forward contracts may substantially change a fund’s investment exposure to changes in currency exchange rates and could result in losses to a fund if currencies do not perform as the underlying fund’s investment adviser anticipates. For example, if a currency’s value rose at a time when the investment adviser had hedged a fund by selling that currency in exchange for dollars, a fund would be unable to participate in the currency’s appreciation. If the investment adviser hedges a fund’s currency exposure through proxy hedges, a fund could realize currency losses from the hedge and the security position at the same time if the two currencies do not move in tandem. Similarly, if the investment adviser increases a fund’s exposure to a foreign currency and that currency’s value declines, a fund will realize a loss. There is no assurance that the use of forward currency contracts by an underlying fund’s investment adviser will be advantageous to a fund or that it will hedge at an appropriate time.

Investment Funds. Some emerging countries currently prohibit direct foreign investment in the securities of their companies. Certain emerging countries, however, permit indirect foreign investment in the securities of companies listed and traded on their stock exchanges through investment funds that they have specifically authorized. Investments in these investment funds are subject to the provisions of the 1940 Act. Shareholders of a fund that invest in such investment funds will bear not only their proportionate share of the expenses of a fund (including operating expenses and the fees of the adviser), but also will indirectly bear similar expenses of the underlying investment funds. In addition, these investment funds may trade at a premium over their net asset value.

Risks of Foreign Securities

Foreign securities, foreign currencies, and securities issued by U.S. entities with substantial foreign operations may involve significant risks in addition to the risks inherent in U.S. investments.

Political and Economic Factors. Local political, economic, regulatory, or social instability, military action or unrest, or adverse diplomatic developments may affect the value of foreign investments. Listed below are some of the more important political and economic factors that could negatively affect an investment in foreign securities:

•

the economies of foreign countries may differ from the economy of the U.S. in such areas as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency, budget deficits, and national debt;

•

foreign governments sometimes participate to a significant degree, through ownership interests or regulation, in their respective economies, which could significantly influence the market prices of securities and payment of dividends;

•

the economies of many foreign countries are dependent on international trade and their trading partners and they could be severely affected if their trading partners were to enact protective trade barriers and economic conditions;

•

the internal policies of a particular foreign country may be less stable than in the U.S. other countries face significant external political risks, such as possible claims of sovereignty by other countries or tense and sometimes hostile border clashes; and

•

a foreign government may act adversely to the interests of U.S. investors, including expropriation or nationalization of assets, confiscatory taxation, and other restrictions on U.S. investment. A country may restrict or control foreign investments in its securities markets. These restrictions could limit a fund’s ability to invest in a particular country or make it very expensive for a fund to invest in that country. Some countries require prior governmental approval or limit the types or amount of securities or companies in which a foreigner can invest. Other companies may restrict the ability of foreign investors to repatriate their investment income and capital gains.

Information and Supervision. There is generally less publicly available information about foreign companies than companies based in the United States. For example, there are often no reports and ratings published about foreign companies comparable to the ones written about U.S. companies. Foreign companies are typically not subject to uniform accounting, auditing, and financial reporting standards, practices, and requirements comparable to those applicable to U.S. companies. The lack of comparable information makes investment decisions concerning foreign companies more difficult and less reliable than domestic companies.

Stock Exchange and Market Risk. In most cases an exchange or over-the-counter (OTC) market located outside of the United States will be the best available market for foreign securities. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as the markets in the United States Foreign stock markets tend to differ from those in the United States in a number of ways.

Foreign stock markets:

•	are generally more volatile than, and not as developed or efficient as, those in the United States;

•	have substantially less volume;
•	trade securities that tend to be less liquid and experience rapid and erratic price movements;

•	have generally higher commissions and are subject to set minimum rates, as opposed to negotiated rates;

•	employ trading, settlement, and custodial practices less developed than those in U.S. markets; and
•	may have different settlement practices, which may cause delays and increase the potential for failed settlements.

Foreign markets may offer less protection to shareholders than U.S. markets because:

•	foreign accounting, auditing, and financial reporting requirements may render a foreign corporate balance sheet more difficult to understand and interpret than one subject to U.S. law and standards;

•	adequate public information on foreign issuers may not be available, and it may be difficult to secure dividends and information regarding corporate actions on a timely basis;

•	in general, there is less overall governmental supervision and regulation of securities exchanges, brokers, and listed companies than in the United States;

•	OTC markets tend to be less regulated than stock exchange markets and, in certain countries, may be totally unregulated;
•	economic or political concerns may influence regulatory enforcement and may make it difficult for shareholders to enforce their legal rights; and

•

restrictions on transferring securities within the United States or to U.S. persons may make a particular security less liquid than foreign securities of the same class that are not subject to such restrictions.

Foreign Currency Risk. While an underlying fund denominates its net asset value in U.S. dollars, the securities of foreign companies are frequently denominated in foreign currencies. Thus, a change in the value of a foreign currency against the U.S. dollar will result in a corresponding change in value of securities denominated in that currency. Some of the factors that may impair the investments denominated in a foreign currency are:

•	it may be expensive to convert foreign currencies into U.S. dollars and vice versa;

•	complex political and economic factors may significantly affect the values of various currencies, including U.S. dollars, and their exchange rates;

•

government intervention may increase risks involved in purchasing or selling foreign currency options, forward contracts, and futures contracts, since exchange rates may not be free to fluctuate in response to other market forces;

•

there may be no systematic reporting of last sale information for foreign currencies or regulatory requirement that quotations available through dealers or other market sources be firm or revised on a timely basis;

•

available quotation information is generally representative of very large round-lot transactions in the inter-bank market and thus may not reflect exchange rates for smaller odd-lot transactions (less than $1 million) where rates may be less favorable; and

•

the inter-bank market in foreign currencies is a global, around-the-clock market. To the extent that a market is closed while the markets for the underlying currencies remain open, certain markets may not always reflect significant price and rate movements.

Taxes. Certain foreign governments levy withholding taxes on dividend and interest income. Although in some countries it is possible for a fund to recover a portion of these taxes, the portion that cannot be recovered will reduce the income a fund receives from its investments. Such foreign withholding taxes are not expected to have a significant impact on a fund’s performance.

Emerging Markets. Investing in emerging markets may magnify the risks of foreign investing. Security prices in emerging markets can be significantly more volatile than those in more developed markets, reflecting the greater uncertainties of investing in less established markets and economies. In particular, countries with emerging markets may:

•	have relatively unstable governments;

•	present greater risks of nationalization of businesses, restrictions on foreign ownership, and prohibitions on the repatriation of assets;

•	offer less protection of property rights than more developed countries; and
•

have economies that are based on only a few industries, may be highly vulnerable to changes in local or global trade conditions, and may suffer from extreme and volatile debt burdens or inflation rates.

Local securities markets may trade a small number of securities and may be unable to respond effectively to increases in trading volume, potentially making prompt liquidation of holdings difficult or impossible at times.

INVESTMENT COMPANY SHARES

The Funds and the underlying funds may invest in shares of other investment companies (including Standard & Poor’s Depository Receipts - “SPDRs” and other exchange traded funds such as iShares). Since such other investment companies pay management fees and other expenses, shareholders of the acquiring fund would indirectly pay both its fund expenses and the expenses of the funds it has acquired with respect to its assets invested therein.

Applicable regulations prohibit a fund from acquiring the securities of other investment companies that are not “part of the same group of investment companies” if, as a result of such acquisition: (i) a fund owns more than 3% of the total voting stock of the company; (ii) more than 5% of a fund’s total assets are invested in securities of any one investment company; or (iii) more than 10% of the total assets of a fund are invested in securities (other than treasury stock) issued by all investment companies.

ILLIQUID INVESTMENTS

Illiquid investments are investments that cannot be sold or disposed of in the ordinary course of business within seven days at approximately the prices at which they are valued. Under the supervision of the underlying fund’s board of trustees, the underlying fund’s investment adviser determines the liquidity of a fund’s investments and, through reports from the investment adviser, the board monitors investments in illiquid instruments. In determining the liquidity of an underlying fund’s investments, the underlying fund’s investment adviser may consider various factors including: (i) the frequency of trades and quotations; (ii) the number of dealers and prospective purchasers in the marketplace; (iii) dealer undertakings to make a market; (iv) the nature of the security (including any demand or tender features); and (v) the nature of the market place for trades (including the ability to assign or offset a fund’s rights and obligations relating to the investment). Investments currently considered by a fund to be illiquid include repurchase agreements not entitling the holder to payment of principal and interest within seven days, over-the-counter options and non-government stripped fixed-rate mortgage backed securities. Also, the underlying fund’s investment adviser may determine some government-stripped fixed-rate mortgage backed securities, loans and other direct debt instruments and swap agreements to be illiquid. However, with respect to over-the-counter options a fund writes, all or a portion of the value of the underlying instrument may be illiquid depending on the assets held to cover the option and the nature and terms of any agreement a fund may have to close out the option before expiration. In the absence of market quotations, illiquid investments are priced at fair value as determined in good faith by a committee appointed by the board of trustees of the underlying fund.

RESTRICTED SECURITIES

Restricted securities generally can be sold in privately negotiated transactions, pursuant to an exemption from registration under the Securities Act of 1933, as amended (the “1933 Act”), or in a registered public offering. Where registration is required, a fund may be obligated to pay all or part of the registration expense and a considerable period may elapse between the time it decides to seek registration and the time a fund may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, a fund might obtain a less favorable price than prevailed when it decided to seek registration of the security. Moreover, investing in Rule 144A securities (i.e., securities that qualify for resale under Rule 144A under the 1933 Act) would have the effect of increasing the level of a fund’s illiquidity to the extent that qualified institutional buyers become, for a time, uninterested in purchasing these securities. Also, restricted securities may be difficult to value because market quotations may not be readily available. Restricted securities do not include Rule 144A securities that are determined by the underlying fund’s investment adviser to be liquid.

REPURCHASE AGREEMENTS

Repurchase agreements are agreements by which a person (e.g., an underlying fund) obtains a security and simultaneously commits to return the security to the seller (a member bank of the Federal Reserve System or primary securities dealer as recognized by the Federal Reserve Bank of New York) at an agreed upon price (including principal and interest) on an agreed upon date within a number of days (usually not more than seven) from the date of purchase. The resale price reflects the purchase price plus an agreed upon market rate of interest which is unrelated to the coupon rate or maturity of the underlying security. A repurchase agreement involves the obligation of the seller to pay the agreed upon price, which obligation is in effect secured by the value of the underlying security.

Repurchase agreements are considered to be loans by an underlying fund for purposes of its investment limitations. The repurchase agreements entered into by an underlying fund will provide that the underlying security at all times will have a value at least equal to 102% of the resale price stated in the agreement. With respect to all repurchase agreements entered into by a fund, a fund’s custodian or its agents must take possession of the underlying collateral. However, if the seller defaults, a fund could realize a loss on the sale of the underlying security to the extent that the proceeds of the sale, including accrued interest, are less than the resale price provided in the agreement including interest. In addition, even though the Bankruptcy Code provides protection for most repurchase agreements, if the seller should be involved in bankruptcy or insolvency proceedings, a fund may incur delay and costs in selling the underlying security or may suffer a loss of principal and interest if a fund is treated as an unsecured creditor of the seller and is required to return the underlying security to the seller’s estate.

MORTGAGE-BACKED SECURITIES

Securities that include interests in pools of lower-rated debt securities, consumer loans or mortgages or complex instruments such as collateralized mortgage obligations and stripped mortgage-backed securities. The value of these securities may be significantly affected by changes in interest rates, the market’s perception of the issuers and the creditworthiness of the parties involved. Some securities may have a structure that makes their reaction to interest rates and other factors difficult to predict, making their value highly volatile. These securities may also be subject to prepayment risk.

Asset-Backed Securities. These securities are interests in pools of a broad range of assets other than mortgages, such as automobile loans, computer leases, and credit card receivables. Like mortgage-backed securities, these securities are pass-through. In general, the collateral supporting these securities is of shorter maturity than mortgage loans and is less likely to experience substantial prepayments with interest rate fluctuations.

Asset-backed securities present certain risks that are not presented by mortgage-backed securities. Primarily, these securities may not have the benefit of any security interest in the related assets, which raises the possibility that recoveries on repossessed collateral may not be available to support payments on these securities. For example, credit card receivables are generally unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which allow debtors to reduce their balances by offsetting certain amounts owed on the credit cards. Most issuers of asset-backed securities backed by automobile receivables permit the servicers of such receivables to retain possession of the underlying obligations. If the servicer were to sell these obligations to another party, there is a risk that the purchaser would acquire an interest superior to that of the holders of the related asset-backed securities. Due to the quantity of vehicles involved and requirements under state laws, asset-backed securities backed by automobile receivables may not have a proper security interest in all of the obligations backing such receivables.

To lessen the effect of failures by obligors on underlying assets to make payments, the entity administering the pool of assets may agree to ensure the receipt of payments on the underlying pool occurs in a timely fashion (“liquidity protection”). In addition, asset-backed securities may obtain insurance, such as guarantees, policies, or letters of credit obtained by the issuer or sponsor from third parties, for some or all of the assets in the pool (“credit support”). Delinquency or loss more than that anticipated or failure of the credit support could adversely affect the return on an investment in such a security.

An underlying fund may also invest in residual interests in asset-backed securities, which is the excess cash flow remaining after making required payments on the securities and paying related administrative expenses. The amount of residual cash flow resulting from a particular issue of asset-backed securities depends in part on the characteristics of the underlying assets, the coupon rates on the securities, prevailing interest rates, the amount of administrative expenses, and the actual prepayment experience on the underlying assets.

Collateralized Mortgage Obligations (CMOs). CMOs are hybrids between mortgage-backed bonds and mortgage pass-through securities. Similar to a bond, CMOs usually pay interest monthly and have a more focused range of principal payment dates than pass-through securities. While CMOs may be collateralized by whole mortgage loans, CMOs are more typically collateralized by mortgage-backed securities guaranteed by GNMA, FHLMC, or FNMA and their income streams.

A Real Estate Mortgage Investment Conduit (“REMIC”) is a CMO that qualifies for special tax treatment under the Internal Revenue Code of 1986, as amended (the “Code”) and invests in certain mortgages primarily secured by interests in real property and other permitted investments.

CMOs are structured into multiple classes, each bearing a different stated maturity. Each class of CMO or REMIC certificate, often referred to as a “tranche,” is issued at a specific interest rate and must be fully retired by its final distribution date. Generally, all classes of CMOs or REMIC certificates pay or accrue interest monthly. Investing in the lowest tranche of CMOs and REMIC certificates involves risks similar to those associated with investing in equity securities.

Commercial Banks, Savings and Loan Institutions, Private Mortgage Insurance Companies, Mortgage Bankers, and Other Secondary Market Issuers. Commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers, and other secondary market issuers also create pass-through pools of conventional mortgage loans. In addition to guaranteeing the mortgage-related security, such issuers may service and/or have originated the underlying mortgage loans. Pools created by these issuers generally offer a higher rate of interest than pools created by GNMA, FNMA, and FHLMC because they are not guaranteed by a government agency.

Federal Home Loan Mortgage Corporation (“FHLMC”) - FHLMC is a stockholder owned corporation chartered by Congress in 1970 to increase the supply of funds that mortgage lenders, such as commercial banks, mortgage bankers, savings institutions, and credit unions, can make available to homebuyers and multifamily investors. FHLMC issues Participation Certificates (“PCs”) which represent interests in conventional mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. government.

Federal National Mortgage Association (“FNMA”) - FNMA is a government-sponsored corporation owned entirely by private stockholders. FNMA is regulated by the Secretary of Housing and Urban development. FNMA purchases conventional mortgages from a list of approved sellers and service providers, including state and federally-chartered savings and loan associations, mutual savings banks, commercial banks and credit unions, and mortgage bankers. Securities issued by FNMA are agency securities, which means FNMA, but not the U.S. government, guarantees their timely payment of principal and interest.

Government National Mortgage Association (“GNMA”) - GNMA is the principal governmental guarantor of mortgage-related securities. GNMA is a wholly-owned corporation of the U.S. government and it falls within the Department of Housing and Urban Development. Securities issued by GNMA are considered the equivalent of treasury securities and are backed by the full faith and credit of the U.S. government. GNMA guarantees the timely payment of principal and interest on securities issued by institutions approved by GNMA and backed by pools of FHA-insured or VA-guaranteed mortgages. GNMA does not guarantee the market value or yield of mortgage-backed securities or the value of a fund’s shares. To buy GNMA securities, a fund may have to pay a premium over the maturity value of the underlying mortgages, which a fund may lose if prepayment occurs.

Mortgage Dollar Rolls. An underlying fund may invest in mortgage dollar rolls. In a mortgage dollar roll, a fund sells a mortgage-backed security and simultaneously enters into a commitment to purchase a similar security at a later date. A fund either will be paid a fee by the counterparty upon entering into the transaction or will be entitled to purchase the similar security at a discount. As with any forward commitment, mortgage dollar rolls involve the risk that the counterparty will fail to deliver the new security on the settlement date, which may deprive a fund of obtaining a beneficial investment. In addition, the security to be delivered in the future may turn out to be inferior to the security sold upon entering into the transaction. Furthermore, the transaction costs may exceed the return earned by a fund from the transaction.

Receipts. Separately traded interest and principal component parts of U.S. Treasury obligations that are issued by banks or brokerage firms and are created by depositing U.S. Treasury obligations into a special account at a custodian bank. The custodian bank holds the interest and principal payments for the benefit of the registered owners of the receipts. The custodian bank arranges for the issuance of the receipts evidencing ownership and maintains the register.

Stripped Mortgage-Backed Securities. Stripped mortgage-backed securities are derivative multiple-class mortgage-backed securities. Stripped mortgage-backed securities usually have two classes that receive different proportions of interest and principal distributions on a pool of mortgage assets. Typically, one class will receive some of the interest and most of the principal, while the other class will receive most of the interest and the remaining principal. In extreme cases, one class will receive all of the interest (“interest only” or “IO” class) while the other class will receive the entire principal (“principal only” or “PO” class). The cash flows and yields on IOs and POs are extremely sensitive to the rate of principal payments (including prepayments) on the underlying mortgage loans or mortgage-backed securities. A rapid rate of principal payments may adversely affect the yield to maturity of IOs. Slower than anticipated prepayments of principal may adversely affect the yield to maturity of a PO. The yields and market risk of interest only and principal only stripped mortgage-backed securities, respectively, may be more volatile than those of other fixed income securities, including traditional mortgage-backed securities.

Variable and Floating Rate Instruments. Certain of the obligations purchased by an underlying fund may carry variable or floating rates of interest, may involve a conditional or unconditional demand feature and may include variable amount master demand notes. Such instruments bear interest at rates which are not fixed, but which vary with changes in specified market rates or indices, such as a Federal Reserve composite index. The interest rates on these securities may be reset daily, weekly, quarterly, or some other reset period, and may have a floor or ceiling on interest rate changes. There is a risk that the current interest rate on such obligations may not accurately reflect existing market interest rates. A demand instrument with a demand notice exceeding seven days may be considered illiquid if there is no secondary market for such securities.

Risks of Mortgage-Backed Securities. Yield characteristics of mortgage-backed securities differ from those of traditional debt securities in a variety of ways. For example, payments of interest and principal are more frequent (usually monthly) and their interest rates are sometimes adjustable. In addition, a variety of economic, geographic, social, and other factors, such as the sale of the underlying property, refinancing or foreclosure, can cause shareholders to repay the loans underlying a mortgage-backed security sooner than expected. If the prepayment rates increase, a fund may have to reinvest its principal at a rate of interest that is lower than the rate on existing mortgage-backed securities.

WHEN-ISSUED AND DELAYED-DELIVERY SECURITIES

When-issued and delayed-delivery securities are securities subject to settlement on a future date. For fixed income securities, the interest rate realized on when-issued or delayed-delivery securities is fixed as of the purchase date and no interest accrues to a fund before settlement. These securities are subject to market fluctuation due to changes in market interest rates and will have the effect of leveraging a fund’s assets. An underlying fund is permitted to invest in forward commitments or when-issued securities where such purchases are for investment and not for leveraging purposes.

SECURITIES LENDING

An underlying fund may lend a portion of its total assets to broker-dealers or other financial institutions. It may then reinvest the collateral it receives in short-term securities and money market funds. If a fund lends its securities, it will follow the following guidelines:

•	the borrower must provide collateral at least equal to the market value of the securities loaned;
•	the collateral must consist of cash, an irrevocable letter of credit issued by a domestic U.S. bank, or securities issued or guaranteed by the U.S. government;
•	the borrower must add to the collateral whenever the price of the securities loaned rises (i.e., the borrower “marks to the market” on a daily basis);
•	a fund must be able to terminate the loan at any time;
•	a fund must receive reasonable interest on the loan (which may include a fund investing any cash collateral in interest bearing short-term investments); and
•	a fund must determine that the borrower is an acceptable credit risk.

These risks are similar to the ones involved with repurchase agreements. When a fund lends securities, there is a risk that the borrower will become financially unable to honor its contractual obligations. If this happens, a fund could:

•	lose its rights in the collateral and not be able to retrieve the securities it lent to the borrower; and
•	experience delays in recovering its securities.

SHORT SALES

Description of Short Sales. A security is sold short when a fund sells a security it does not own. To sell a security short, a fund must borrow the security from someone else to deliver it to the buyer. A fund then replaces the borrowed security by purchasing it at the market price at or before the time of replacement. Until it replaces the security, a fund repays the person that lent it the security for any interest or dividends that may have accrued during the period of the loan. Because a fund’s loss on a short sale arises from increases in the value of the security sold short, such loss is theoretically unlimited.

A fund typically sells securities short to:

•	take advantage of an anticipated decline in prices; or
•	protect a profit in a security it already owns.

A fund can lose money if the price of the security it sold short increases between the date of the short sale and the date on which a fund replaces the borrowed security. Likewise, a fund can profit if the price of the security declines between those dates.

To borrow the security, a fund also may be required to pay a premium, which would increase the cost of the security sold. A fund will incur transaction costs in effecting short sales. A fund’s gains and losses will be decreased or increased, as the case may be, by the amount of the premium, dividends, interest, or expenses a fund may be required to pay in connection with a short sale.

The broker will retain the net proceeds of the short sale to the extent necessary to meet margin requirements until the short position is closed out.

Short Sales Against the Box. In addition, an underlying fund may engage in short sales “against the box.” In a short sale against the box, a fund agrees to sell at a future date a security that it either currently owns or has the right to acquire at no extra cost. A fund will incur transaction costs to open, maintain, and close short sales against the box.

REAL ESTATE INVESTMENT TRUSTS (“REITs”)

REITs are trusts that sell equity or debt securities to investors and use the proceeds to invest in real estate or interests therein. A REIT may focus on particular projects, such as apartment complexes, or geographic regions, such as the southeastern United States, or both.

To the extent that an underlying fund invests in REITs, a Fund could conceivably own real estate directly as a result of a default on the securities it owns. A fund, therefore, may be subject to certain risks associated with the direct ownership of real estate, including difficulties in valuing and trading real estate, declines in the value of real estate, risks related to general and local economic conditions, adverse changes in the climate for real estate, environmental liability risks, increases in property taxes and operating expenses, changes in zoning laws, casualty or condemnation losses, limitations on rents, changes in neighborhood values, the appeal of properties to tenants, and increases in interest rates.

In addition to the risks described above, equity REITs may be affected by any changes in the value of the underlying property owned by the trusts, while mortgage REITs may be affected by the quality of any credit extended. Equity and mortgage REITs are dependent upon management skill, are not diversified and are therefore subject to the risk of financing single or a limited number of projects. Such trusts are also subject to heavy cash flow dependency, defaults by borrowers, self-liquidation, and the possibility of failing to maintain an exemption from registration under the 1940 Act. Changes in interest rates may also affect the value of debt securities held by a fund. By investing in REITs indirectly through a fund, a shareholder will bear not only his or her proportionate share of the expenses of a fund, but also, indirectly, similar expenses of the REITs.

INTER-FUND LOANS

A Fund may lend uninvested cash up to 15% of its net assets to current and future funds advised by the Adviser or an affiliate of the Adviser as well as portfolios of other registered investment companies whose investment adviser is controlling, controlled by or under common control with the Adviser (“Affiliated Funds”) and a Fund may borrow from other Affiliated Funds to the extent permitted under a Fund’s investment restrictions. If a Fund has borrowed from other Affiliated Funds and has aggregate borrowings from all sources that exceed 10% of a Fund’s total assets, a Fund will secure all of its loans from other Affiliated Funds. The ability of a Fund to lend its securities to other Affiliated Funds is subject to certain other terms and conditions contained in an exemptive order issued to affiliates of the Trust and the Adviser.

SENIOR SECURITIES

The term “senior security”, as defined in Section 18(g) of the 1940 Act, means any bond, debenture, note or similar obligation or instrument constituting a security and evidencing indebtedness, and any stock of a class having priority over any other class as to distribution of assets or payment of dividends; and “senior security representing indebtedness” means any senior security other than stock.

The term “senior security” will not include any promissory note or other evidence of indebtedness issued in consideration of any loan, extension or renewal thereof, made by a bank or other person and privately arranged, and not intended to be publicly distributed; nor will such term include any such promissory note or other evidence of indebtedness in any case where such a loan is for temporary purposes only and in an amount not exceeding 5% of the value of the total assets of the issuer at the time when the loan is made. A loan will be presumed to be for temporary purposes if it is repaid within 60 days and is not extended or renewed; otherwise it will be presumed not to be for temporary purposes. Any such presumption may be rebutted by evidence.

TEMPORARY DEFENSIVE POSITIONS

Under normal market conditions, the Funds and the underlying funds expect to be invested in their primary investments. However, for temporary defensive purposes, when market, economic, political or other conditions warrant, a Fund or an underlying Fund may invest up to 100% of its assets in cash and money market instruments (consisting of securities issued or guaranteed by the U.S. government, its agencies or instrumentalities; certificates of deposit, time deposits, and bankers’ acceptances issued by banks or savings and loan associations having net assets of at least $500 million as stated on their most recently published financial statements; commercial paper rated in one of the two highest rating categories by at least one nationally recognized statistical rating organization; repurchase agreements involving such securities; and, to the extent permitted by applicable law and a Fund’s investment restrictions, shares of other investment companies investing solely in money market securities). To the extent a Fund or an underlying fund is invested in temporary defensive instruments, it will not be pursuing its investment objective.

OTHER INVESTMENTS

Subject to prior disclosure to shareholders, the Board may, in the future, authorize a Fund to invest in securities other than those listed here and in the Prospectus, provided that such investment would be consistent with a Fund’s investment objective and that it would not violate any fundamental investment policies or restrictions applicable to a Fund.

PORTFOLIO TURNOVER

Portfolio turnover will tend to rise during periods of economic turbulence and decline during periods of stable growth. A higher turnover rate (100% or more) increases transaction costs (e.g., brokerage commissions) and increases realized gains and losses. High rates of portfolio turnover necessarily result in correspondingly greater brokerage and portfolio trading costs, which are paid by a Fund. Trading in fixed-income securities does not generally involve the payment of brokerage commissions, but does involve indirect transaction costs. In addition to portfolio trading costs, higher rates of portfolio turnover may result in the realization of capital gains.

PORTFOLIO HOLDINGS DISCLOSURE POLICY

Portfolio holdings information related to a Fund, including the top holdings, will be made available to the general public, at oldmutualfunds.com, fifteen calendar days after the end of each calendar quarter. A Fund’s portfolio holdings as of a period end are publicly disclosed four times per year with the SEC on Form N-CSR or Form N-Q. These reports are available, free of charge, on the SEC’s website, at www.sec.gov. Service providers that have contracted to provide services to the Trust (including the custodian, administrator, sub-administrator, broker-dealers in connection with the purchase or sale of securities or requests for price quotations or bids, counsel to the Trust, the Trust’s auditors, and certain others) and which require portfolio holdings information in order to perform those services may receive Fund holdings information prior to and more frequently than the public disclosure of such information (“non-standard disclosure”). These service providers are required to maintain the confidentiality of the information disclosed either by explicit agreement or by virtue of their respective duties to the Trust. Non-

standard disclosure of portfolio holdings information may also be provided to entities that provide a service to the Adviser or the Trust, provided that the service is related to the investment advisory services that the Adviser provides to the Trust.

Non-standard disclosure of portfolio holdings may only be made subject to the following conditions:

•	a written request for non-standard disclosure must be submitted to and approved in writing by either the Adviser’s chief compliance officer, general counsel, or chief investment officer;
•	the request must relate to an appropriate business purpose; and
•

the holdings information is disclosed pursuant to the terms of a written confidentiality agreement between the Adviser and the recipient of the holdings information, unless such party is a regulatory or other governmental entity.

The Board has approved this portfolio holdings disclosure policy and must approve any material change to the policy. In addition, the Adviser regularly presents to the Board a list of recipients, if any, of non-standard disclosure of portfolio holdings information. In no event shall the Trust, Adviser, Sub-Adviser, or any other entity receive any compensation in connection with the disclosure of a Fund’s portfolio holdings.

Listed below are the entities that currently receive non-standard disclosure of Fund holdings information. Neither the Trust, the Adviser, nor any other entity receives any compensation or other consideration in connection with each such arrangement.

Entity Name	Frequency of Holdings Disclosure	Restrictions on Use of Holdings Information
FactSet Research Systems, Inc.	Full holdings are disclosed on a daily basis.

Holdings information may only be used for the specific and legitimate business purpose to which the parties agreed. All holdings information is subject to a confidentiality agreement and there is a prohibition of trading based on the information received.

Old Mutual Fund Services	Full holdings are disclosed on a daily basis.

Holdings information may only be used for the specific and legitimate business purpose to which the parties agreed. All holdings information is subject to a confidentiality agreement and there is a prohibition of trading based on the information received.

Ibbotson Associates Advisors, LLC	Full holdings are disclosed on a daily basis.

Holdings information may only be used for the specific and legitimate business purpose to which the parties agreed. All holdings information is subject to a confidentiality agreement and there is a prohibition of trading based on the information received.

TRUSTEES AND OFFICERS OF THE TRUST

The management and affairs of the Trust are supervised by the Board under the laws of the State of Delaware. The Board has approved contracts under which, as described above, certain companies provide essential management services to the Trust. The Trustees and executive officers of the Trust and their principal occupations for the last five years are set forth below. Each may have held other positions with the named companies during that period. The address for each of the Trustees and executive officers of the Trust is 4643 South Ulster Street, Suite 600, Denver, Colorado 80237.

Independent Trustees

Name and Age	Position(s) Held with the Trust	Term of Office* and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Funds in the Old Mutual Fund Complex Overseen by Trustee	Other Directorships Held by Trustee
L. Kent Moore (Age: 52)	Chairman of the Board and Trustee	Trustee since 2004	Partner, WillSource Enterprise, LLC (oil and gas exploration and production), since November 2005. Managing Director, High Sierra Energy, LP (holding company of natural resource related businesses), 2004 - 2005.	18	Foothills Energy Ventures, LLC, TS&W/Claymore Tax-Advantaged Balanced Fund, and Old Mutual/ Claymore Long Short Fund.
John R. Bartholdson (Age: 63)	Trustee	Trustee since 2004	Retired. Chief Financial Officer, The Triumph Group, Inc. (manufacturing), 1992 – April 2007.	49	Old Mutual Insurance Series Fund, Old Mutual Funds II, ING Clarion Real Estate Income Fund, and ING Clarion Global Real Estate Income Fund.

Robert M. Hamje (Age: 65)	Trustee	Trustee since 2004	Retired. President and Chief Investment Officer, TRW Investment Management Company (investment management), 1984 - 2003.	18	TS&W/Claymore Tax-Advantaged Balanced Fund and Old Mutual/ Claymore Long-Short Fund.
Jarrett B. Kling (Age: 64)	Trustee	Trustee since 2004	Managing Director, ING Clarion Real Estate Securities (investment adviser).	18	Hirtle Callaghan Trust, ING Clarion Real Estate Income Fund, ING Clarion Global Real Estate Income Fund, and ING Clarion.

* Trustee of the Trust until such time as his or her successor is duly elected and appointed.

Interested Trustee and Advisory Trustee

Name and Age	Position(s) Held with the Trust	Term of Office* and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Funds in the Old Mutual Fund Complex Overseen by Trustee	Other Directorships Held by Trustee
Julian F. Sluyters ** (Age: 47)	Interested Trustee, President, and Principal Executive Officer	Trustee, President, and Principal Executive Officer since 2006	President and Chief Operating Officer, Old Mutual Capital, Inc., since September 2006. President and Chief Executive Officer, Scudder family of funds, 2004 – December 2005. Managing Director, UBS Global Asset Management, and President and Chief Executive Officer, UBS Fund Services, 2001 – 2003.	18	None
Walter W. Driver, Jr.*** (Age: 62)	Advisory Trustee	Advisory Trustee since 2006	Chairman – Southeast, Goldman Sachs & Co., since January 2006. Chairman, King & Spalding LLP (law firm), 1970 - January 2006.	18	Total Systems Services, Inc.

*	Trustee of the Trust until such time as his or her successor is duly elected and appointed.
**	Mr. Sluyters is a Trustee who may be deemed to be an “interested person” of the Trust, as that term is defined in the 1940 Act, because he is an officer of the Adviser.
***

Mr. Driver commenced service as a Trustee in May 2005. Effective January 20, 2006, he resigned as a Trustee. Effective January 23, 2006, the Board appointed Mr. Driver an Advisory Trustee of the Trust, with no voting rights.

Officers

Name and Age	Position(s) Held with the Trust	Term of Office* and Length of Time Served	Principal Occupation(s) During Past Five Years
James F. Lummanick (Age: 60)	Vice President and Chief Compliance Officer	Since 2005

Senior Vice President and Chief Compliance Officer, Old Mutual Capital, Inc., Old Mutual Investment Partners, and Old Mutual Fund Services, Inc., since 2005. Chief Compliance Officer, Old Mutual Funds II and Old Mutual Insurance Series Fund, since 2005. Senior Vice President and Director of Compliance, Calamos Advisors LLC, 2004 - 2005. Vice President and Chief Compliance Officer, Invesco Funds Group, Inc. 1996 - 2004.

Andra C. Ozols (Age: 46)	Vice President and Secretary	Since 2005

Senior Vice President, Secretary, and General Counsel, Old Mutual Capital, Inc., since 2005. Executive Vice President (2004 - May 2005), General Counsel and Secretary (2002 - 2005 and January 1998 - October 1998), and Vice President (2002 - 2004), ICON Advisors, Inc. Director of ICON Management & Research Corporation (2003 - 2005). Executive Vice President (2004 - 2005), General Counsel and Secretary (2002 - 2005) and Vice President (2002 - 2004), ICON Distributors, Inc. Executive Vice President and Secretary, ICON Insurance Agency, Inc. (2004 - 2005).

Karen S. Proc (Age: 38)	Assistant Secretary	Since 2005	Vice President (since 2006) and Associate General Counsel (since 2005), Old Mutual Capital, Inc. Associate General Counsel, Founders Asset Management LLC, 2002 - 2005.
Robert T. Kelly (Age: 38)	Treasurer and Principal Financial Officer	Since 2006	Vice President, Old Mutual Capital, Inc. and Old Mutual Fund Services, since October 2006. Vice President of Portfolio Accounting, Founders Asset Management LLC, 2000 - September 2006.
Robert D. Lujan (Age: 41)	Assistant Treasurer	Since 2006

Fund Services Manager, Old Mutual Capital, Inc., since July 2006. Fund Accounting Supervisor, Janus Capital Group, 2003 - July 2006. Senior Fund Accountant, Janus Capital Management L.L.C., 2001 - 2003.

Kathryn A. Burns (Age: 31)	Assistant Treasurer	Since 2006	Regulatory Reporting Manager, Old Mutual Fund Services, since August 2006. Manager (2004 – July 2006) and Senior Associate (2001 – 2004), PricewaterhouseCoopers LLP.

*Officer of the Trust until such time as his or her successor is duly elected and qualified.

COMMITTEES

The Trustees are responsible for major decisions relating to a Fund’s investment goals, policies, strategies, and techniques. The Trustees also oversee the operation of the Trust by its officers and various service providers as they affect a Fund, but they do not actively participate in the day-to-day operation of or decision making process related to a Fund. The Board has two standing committees: a Governance and Nominating Committee and an Audit Committee. Currently, the members of each Committee are John R. Bartholdson, Robert M. Hamje, Jarrett B. Kling, and L. Kent Moore comprising all the disinterested Trustees of the Trust.

Governance and Nominating Committee. The Governance and Nominating Committee selects and nominates those persons for membership on the Board who are disinterested Trustees, reviews and determines compensation for the disinterested Trustees and selects independent legal counsel, as set forth in Rule 0-1(6), to provide the disinterested Trustees with legal advice, as needed. During the fiscal year ended December 31, 2007, the Governance and Nominating Committee held 3 meetings. The Governance and Nominating Committee shall consider nominees recommended in writing by a shareholder (other than shareholder recommendations of himself or herself) to serve as Trustees, provided: (i) that such person is a shareholder of one or more of the Funds at the time he or she submits such names and is entitled to vote at the meeting of shareholders at which Trustees will be elected; and (ii) that the Governance and Nominating Committee or the Board, as applicable, shall make the final determination of persons to be nominated. The Governance and Nominating Committee shall evaluate nominees recommended by a shareholder to serve as Trustees in the same manner as they evaluate nominees identified by the Committee.

A shareholder who desires to recommend a nominee shall submit a request in writing by regular mail or delivery service to the following address: Old Mutual Funds I, 4643 South Ulster Drive, Suite 600, Denver, Colorado 80237, Attention: Secretary of the Old Mutual Funds I. Such request shall contain (i) the name, address and telephone number of, and number of Trust shares owned by, the person or entity or group of persons or entities on whose behalf the recommendation is being made, and the related account name, number and broker or account provider name, and (ii) if any of such persons were not record owners of the Trust at the time the recommendation was submitted, verification acceptable in form and substance to the Trust of such person’s ownership of the Trust at the time the recommendation was made.

Audit Committee. The Audit Committee, among other things, oversees the financial reporting process for the Trust, monitoring the Trust’s audit process and results. As part of this process, the Audit Committee recommends the selection of an independent audit firm for the approval by the Board and evaluates the independent audit firm’s performance, costs, and financial stability. During the fiscal year ended December 31, 2007, the Audit Committee held 4 meetings. The Chairman of the Audit Committee is John R. Bartholdson.

FUND OWNERSHIP BY TRUSTEES

The Board has adopted a policy goal pursuant to which each Trustee plans to invest the equivalent of one year’s retainer fees in one or more of the Trust’s retail funds within three years from being appointed a Trustee. The Trust has no plan or other arrangement pursuant to which the Trustees receive pension or retirement benefits.

The tables below provide the dollar range of shares owned by each Trustee in each Fund, in all Funds in the aggregate, and in all registered investment companies in the Old Mutual Complex in the aggregate, as of December 31, 2007. The Old Mutual Complex includes the Trust, Old Mutual Funds II, Old Mutual Funds III, and Old Mutual Insurance Series Fund.

Independent Trustees

	John R. Bartholdson	Robert M. Hamje	Jarrett B. Kling	L. Kent Moore
VA Asset Allocation Conservative Portfolio	None	None	None	None
VA Asset Allocation Balanced Portfolio	None	None	None	None
VA Asset Allocation Moderate Growth Portfolio	None	None	None	None
VA Asset Allocation Growth Portfolio	None	None	None	None
Aggregate Ownership in Trust	$50,001 - $100,000	$10,001 - $50,000	Over $100,000	Over $100,000
Aggregate Ownership in Old Mutual Complex	Over $100,000	$10,001 - $50,000	Over $100,000	Over $100,000

Interested Trustee and Advisory Trustee

	Julian F. Sluyters	Walter W. Driver, Jr.
VA Asset Allocation Conservative Portfolio	None	None
VA Asset Allocation Balanced Portfolio	None	None
VA Asset Allocation Moderate Growth Portfolio	None	None
VA Asset Allocation Growth Portfolio	None	None
Aggregate Ownership in Trust	$10,001 - $50,000	None
Aggregate Ownership in Old Mutual Complex	$10,001 - $50,000	None

TRUSTEE COMPENSATION

The following table sets forth, for the fiscal year ended December 31, 2007, the compensation paid by the Trust to its Trustees for services rendered in their capacities as trustees of the Trust and the total compensation paid by the Trust complex to the Trustees.

	Aggregate Compensation From Trust [1]	Total Compensation from Old Mutual Complex Paid to Trustees
John R. Bartholdson, Trustee	$	$
Robert M. Hamje, Trustee	$	$
Jarrett B. Kling, Trustee	$	$
L. Kent Moore, Trustee	$	$
Julian F. Sluyters, Trustee [2]	$0	$0
Walter W. Driver, Jr., Advisory Trustee [3]	$	$

[1]

Other series funds of the Trust include Old Mutual Analytic Defensive Equity Fund, Old Mutual Analytic Global Defensive Equity Fund, Old Mutual Clay Finlay China Fund, Old Mutual Clay Finlay Emerging Markets Fund, Old Mutual Copper Rock Emerging Growth Fund, Old Mutual International Bond Fund, Old Mutual International Equity Fund, Old Mutual Provident Mid-Cap Growth Fund, Old Mutual Analytic VA Defensive Equity Portfolio, Old Mutual Analytic VA Global Defensive Equity Portfolio, Old Mutual Asset Allocation Balanced Portfolio, Old Mutual Asset Allocation Conservative Portfolio, Old Mutual Asset Allocation Growth Portfolio, and Old Mutual Asset Allocation Moderate Growth Portfolio.

[2]	Since Mr. Sluyters is an officer of the Adviser, he receives no compensation from the Trust.

[3]

Mr. Driver commenced service as a Trustee in May 2005. Effective January 20, 2006, he resigned as a Trustee. Effective January 23, 2006, the Board appointed Mr. Driver an Advisory Trustee of the Trust, with no voting rights. For his services, Mr. Driver will be compensated at the same rate as compensation for Independent Trustees of the Trust.

For the period beginning January 1, 2007 through July 31, 2007, each Trustee (other than Mr. Sluyters) and Advisory Trustee received an annual retainer of $30,000 plus $1,000 for attendance at each Board meeting and $500 for attendance at each Committee meeting, whether attendance was in-person or telephonic, plus travel and out-of-pocket expenses. In addition, the Chairman of the Board and the Chairman of the Audit Committee received an additional $10,000 and $5,000, respectively and Mr. Hamje received an additional $3,000.

Effective August 1, 2007, each Trustee (other than Mr. Sluyters) and Advisory Trustee received the following:  a $35,000 annual retainer; $3,000 for attendance in-person at each regularly scheduled board meeting; $1,000 for attendance by telephone at each regularly scheduled board meeting; $3,000 for attendance in-person or by telephone at each special board meeting, in the discretion of the Chairman; and $500 for attendance in-person or by telephone at each committee meeting; plus related travel and out-of-pocket expenses.  In addition, the Chairman of the Board and the Chairman of the Audit Committee will receive annually an additional $10,000 and $5,000, respectively.

5% SHAREHOLDERS

As of March 10, 2008, the following persons were record owners (or to the knowledge of the Trust, beneficial owners) of 5% or more of the shares of a class of a Fund:

VA Asset Allocation Conservative Portfolio – Initial Class
VA Asset Allocation Conservative Portfolio – Service Class
VA Asset Allocation Balanced Portfolio – Initial Class
VA Asset Allocation Balanced Portfolio – Service Class
VA Asset Allocation Moderate Growth Portfolio – Initial Class
VA Asset Allocation Moderate Growth Portfolio – Service Class
VA Asset Allocation Growth Portfolio – Initial Class
VA Asset Allocation Growth Portfolio – Service Class

As of March 10, 2008, the Trustees and Officers of the Trust collectively owned none of the outstanding shares of the Portfolios.

THE ADVISER

Advisory Agreement

The Trust and the Adviser have entered into an investment advisory agreement with respect to the Funds (the “Advisory Agreement”). The Advisory Agreement provides certain limitations on the Adviser’s liability, but also provides that the Adviser will not be protected against any liability to the Trust or the Funds or their shareholders by reason of willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard of its obligations or duties thereunder.

The Adviser is a wholly-owned subsidiary of OMUSH, which is a wholly-owned subsidiary of OM Group (UK) Limited, which, in turn, is a wholly-owned subsidiary of Old Mutual plc, a London-listed international financial services firm (“Old Mutual”). Old Mutual is an international financial services group based in London, with operations in life assurance, asset management, banking and general insurance. Old Mutual’s principal offices are located at Old Mutual Place, 2 Lambeth Hill, London, EC4V 4GG, United Kingdom. The principal address of the Adviser is 4643 South Ulster Street, Suite 600, Denver, Colorado 80237.

Old Mutual Fund Services, the Trust’s administrator (the “Administrator”), is a wholly owned subsidiary of the Adviser (see the section entitled “The Administrator and Sub-Administrator” in this SAI for more details on Old Mutual Fund Services). Old Mutual Investment Partners, the Trust’s distributor (the “Distributor”), is also a wholly owned subsidiary of the Adviser (see the section entitled “The Distributor” in this SAI for more details on Old Mutual Investment Partners).

The Advisory Agreement obligates the Adviser to: (i) provide a program of continuous investment management for the Trust in accordance with the Trust’s investment objectives, policies, and limitations; (ii) make investment decisions for the Trust; and (iii) place orders to purchase and sell securities for the Trust, subject to the supervision of the Board. The Advisory Agreement also requires the Adviser to pay its overhead and employee costs and the compensation and expenses of all its partners, officers, and employees who serve as officers and executive employees of the Trust. The Advisory Agreement provides that the Adviser is not responsible for other expenses of operating the Trust. From time to time, the Adviser or a company under common control with the Adviser may make payments to broker-dealers for the promotion of the sale of Trust shares or for their own company-sponsored sales programs.

The continuance of the Advisory Agreement after the first two years must be specifically approved at least annually (i) by the Board or by vote of a majority of the Trust’s outstanding voting securities and (ii) by the affirmative vote of a majority of the Trustees who are not parties to the agreement or “interested persons” (as defined in the 1940 Act) of any such party by votes cast in person at a meeting called for such purpose. The Advisory Agreements may be terminated (i) at any time without penalty by the Trust upon the vote of a majority of the Trustees or by a vote of the majority of the Trust’s outstanding voting securities upon 60 days’ written notice to the Adviser or (ii) by the Adviser at any time without penalty upon 60 days’ written notice to the Trust. An Advisory Agreement will also terminate automatically in the event of its assignment (as defined in the 1940 Act).

For its services, the Adviser is entitled to a fee, which is calculated daily and paid monthly, at an annual rate of each Fund’s average daily net assets as set forth in the table below.

Fund	Fee	Asset Level

Asset Allocation Conservative Portfolio	0.200% 0.175% 0.150% 0.125%	Less than $1 billion $1 billion to less than $2 billion $2 billion to less than $3 billion $3 billion or greater

Asset Allocation Balanced Portfolio	0.200% 0.175% 0.150% 0.125%	Less than $1 billion $1 billion to less than $2 billion $2 billion to less than $3 billion $3 billion or greater

Asset Allocation Moderate Growth Portfolio	0.250% 0.225% 0.200% 0.175%	Less than $1 billion $1 billion to less than $2 billion $2 billion to less than $3 billion $3 billion or greater

Asset Allocation Growth Portfolio	0.250% 0.225% 0.200% 0.175%	Less than $1 billion $1 billion to less than $2 billion $2 billion to less than $3 billion $3 billion or greater

The investment advisory fee is calculated based on a Fund's net assets as a whole, and are then allocated among a Fund's respective classes based on their relative net assets.

In addition, in the interest of limiting the expenses of the Funds, the Adviser has signed expense limitation agreements with the Trust on behalf of the Funds pursuant to which the Adviser has agreed to reduce the fees payable to it under the advisory agreement and to assume other expenses in an amount necessary to limit total annual operating expenses to an annual rate (as a percentage of a Fund’s average daily net assets) (“Expense Limit”) as set forth in the table below.

	Initial Class Expense Limit	Service Class Expense Limit	Expiration Date
Old Mutual VA Asset Allocation Conservative Portfolio	1.00%	1.25%	December 31, 2008
Old Mutual VA Asset Allocation Conservative Portfolio	2.75%	3.00%	December 31, 2017
Old Mutual VA Asset Allocation Balanced Portfolio	1.05%	1.30%	December 31, 2008
Old Mutual VA Asset Allocation Balanced Portfolio	2.75%	3.00%	December 31, 2017
Old Mutual VA Asset Allocation Moderate Growth Portfolio	1.05%	1.30%	December 31, 2008
Old Mutual VA Asset Allocation Moderate Growth Portfolio	2.75%	3.00%	December 31, 2017

Old Mutual VA Asset Allocation Growth Portfolio	1.10%	1.35%	December 31, 2008
Old Mutual VA Asset Allocation Growth Portfolio	2.75%	3.00%	December 31, 2017

For the expense limitation agreements expiring December 31, 2008, to the extent that the Adviser limits the operating expenses of a Fund, the Adviser may seek reimbursement of such expenses within two fiscal years after the fiscal year in which the fees were waived, so long as the Fund’s assets are greater than $75 million, such reimbursement does not cause the operating expenses of the Fund in the year of reimbursement to exceed the expense limitation in effect in the year for which fees are being reimbursed, and the reimbursement was approved by the Board of Trustees of the Trust.

For the expense limitation agreements expiring December 31, 2017, the Adviser is entitled to reimbursement from a Fund of any fees waived pursuant to the expense limitation arrangement if such reimbursement does not cause the operating expenses of the Fund in the year of reimbursement to exceed the expense limitation in effect in the year for which fees are being reimbursed and the reimbursement is made within three years after the expenses were reimbursed.

Portfolio Manager Compensation. The Adviser compensates J.C. Waller for, among other things, portfolio management of the Funds. Mr. Waller’s compensation consists of salary plus bonus based on established management goals.

Fund Shares Owned by the Portfolio Manager. As of December 31, 2007, Mr. Waller did not own any shares of the Funds.

Other Accounts Managed by the Portfolio Manager. As of December 31, 2008, Mr. Waller was not responsible for the day-to-day management of any other accounts.

For the fiscal year ended December 31, 2007, the management fee for a Fund, the amount waived by the Adviser, and the actual net fee paid by a Fund were as follows:

Fiscal year ended December 31, 2007
	Management Fee	Reduction in Fee	Net Fee Paid

VA Asset Allocation Conservative Portfolio	$	$	$
VA Asset Allocation Balanced Portfolio	$	$	$
VA Asset Allocation Moderate Growth Portfolio	$	$	$
VA Asset Allocation Growth Portfolio	$	$	$

THE SUB-ADVISER

Sub-Advisory Agreement

The Trust, on behalf of the Funds, and the Adviser have entered into a sub-advisory agreement (“Sub-Advisory Agreement”) with Ibbotson Associates Advisors, LLC (the “Sub-Adviser”), a wholly-owned subsidiary of Ibbotson Associates, Inc., which is a wholly-owned subsidiary of Morningstar, Inc. The Sub-Advisory Agreement provides certain limitations on the Sub-Adviser’s liability, but also provides that the Sub-Adviser will not be protected against any liability to a Fund or its shareholders by reason of willful misfeasance, bad faith, or gross negligence on its part in the performance of its duties or from reckless disregard of its obligations or duties thereunder. The Sub-Advisory Agreement obligates the Sub-Adviser to: (i) recommend a continuous investment allocation program for each Fund in accordance with the Fund’s investment objective, policies and limitations; (ii) provide supervision of each of Fund’s investments; and (iii) recommend the allocation of the assets of each Fund by specific investment style mandate.

The continuance of the Sub-Advisory Agreement after the first two years must be specifically approved at least annually (i) by the Board or by vote of a majority of the outstanding voting securities of a Fund and (ii) by the affirmative vote of a majority of the Trustees who are not parties to the agreement or interested persons of any such party by votes cast in person at a meeting called for such purpose. The Sub-Advisory Agreement may be terminated (i) by the Trust, without the payment of any penalty, by the vote of a majority of the Trustees of the Trust or by the vote of a majority of the outstanding voting securities of the a Fund, (ii) by the Adviser at any time, without the payment of any penalty, on not more than 60 days’ nor less than 30 days’ written notice to the other parties, or (iii) by the Sub-Adviser at any time, without the payment of any penalty, on 90 days’ written notice to the other parties. The Sub-Advisory Agreement will also terminate automatically in the event of its assignment (as defined in the 1940 Act).

For the services provided and expenses incurred pursuant to the Sub-Advisory Agreement, the Sub-Adviser is entitled to receive from the Adviser a sub-advisory fee with respect to the average daily net assets of the Funds, which is computed and paid monthly at an annual rate equal to the greater of (i) a percentage of each Fund’s average daily net assets, which will be 0.08% for average daily net assets up to $250 million, 0.07% for average daily net assets from $250 million to $500 million, 0.06% for average daily net assets from $500 million to $750 million, 0.05% for average daily net assets from $750 million to $1 billion, 0.04% for average daily net assets from $1 billion to $2 billion, and 0.03% for average daily net assets over $2 billion, or (ii) $200,000.

Portfolio Manager Compensation. The Sub-Adviser compensates its portfolio managers for their management of the Funds. The portfolio manager’s compensation consists of salary plus bonus based on established management goals and business unit results.

Fund Shares Owned by the Portfolio Managers. The following table shows the dollar amount range of each portfolio manager’s “beneficial ownership” of shares of the Funds as of July 31, 2007. Dollar amount ranges disclosed are established by the SEC. “Beneficial ownership” is determined in accordance with Rule 16a-1(a)(2) under the Exchange Act.

	Asset Allocation Conservative Portfolio	Asset Allocation Balanced Portfolio	Asset Allocation Moderate Growth Portfolio	Asset Allocation Growth Portfolio
Peng Chen, Ph.D., CFA	None	None	None	$10,001-$50,000
Scott Wentsel, CFA, CFP	None	None	$1-$10,000	None

Brian Huckstep, CFA	None	None	None	$10,001-$50,000

Other Accounts Managed by the Portfolio Managers. As of July 31, 2007, the portfolio managers were responsible for the day-to-day management of certain other accounts, in addition to the Funds, as set forth in the following table. The numbers in parentheses indicate the number of accounts and the total assets in the accounts for which the advisory fee is based on the performance of the account.

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets $Million	Number of Accounts	Total Assets $Million	Number of Accounts	Total Assets $Million
Peng Chen, Ph.D., CFA	16 (0)	$2,000 ($0)	0 (0)	$0 ($0)	78 (0)	$18,400 ($0)

Scott Wentsel, CFA, CFP	16 (0)	$2,000 ($0)	0 (0)	$0 ($0)	78 (0)	$18,400 ($0)

Brian Huckstep, CFA	7 (0)	$1,220 ($0)	0 (0)	$0 ($0)	9 (0)	$68 ($0)

Conflicts of Interest. The portfolio managers’ management of “other accounts” may give rise to potential conflicts of interest in connection with their management of the Funds’ investments, on the one hand, and the investments of the other account, on the other. The other account may have the same investment objective as a Fund. Therefore, a potential conflict of interest may arise as a result of the identical investment objectives, whereby the portfolio managers could favor one account over another. Another potential conflict could include the portfolio managers’ knowledge about the size, timing, and possible market impact of Fund trades, whereby the portfolio managers could use this information to the advantage of another account and to the disadvantage of the Funds.

THE DISTRIBUTOR

Old Mutual Investment Partners (the “Distributor”), a wholly owned subsidiary of OMUSH, and the Trust are parties to a distribution agreement (the “Distribution Agreement”), pursuant to which the Distributor serves as principal underwriter for the Trust’s shares. The Distributor receives no compensation for serving in such capacity, except as provided in a separate Distribution Plan. The principal business address of the Distributor is 4643 South Ulster Street, Suite 600, Denver, Colorado 80237.

The Distribution Agreement is renewable annually. The Distribution Agreement may be terminated by the Distributor, by a majority vote of the Trustees who are not “interested persons” (as defined in the 1940 Act) and have no financial interest in the Distribution Agreement or by a majority vote of the outstanding securities of the Trust upon not more than 90 days’ written notice by either party or upon assignment by the Distributor.

No compensation was paid to the Distributor for distribution services for the fiscal year ended December 31, 2007.

The Trust has adopted a Distribution Plan for the Service Class Shares pursuant to Rule 12b-1 under the 1940 Act to enable the Service Class Shares of the Portfolio to directly and indirectly bear certain expenses relating to the distribution of such shares. The Distribution Plan is a compensation plan, which means that it compensates the Distributor or third-party broker-dealer or other financial intermediary regardless of the expenses actually incurred by such persons.

Pursuant to the Distribution Plan for Service Class Shares, the Trust will pay to the Distributor a monthly fee at an annual aggregate rate not to exceed 0.25% of the average net asset value of the Service Class Shares, which is to compensate the Distributor for services provided and expenses incurred by it in connection with the offering and sale of Service Class Shares. All or a substantial portion of the distribution fees that are paid to the Distributor are re-allowed to the Participating Insurance Companies that sponsor VA Contracts and VLI Policies which offer or hold Fund shares.

The Distributor will prepare and deliver written reports to the Board on a regular basis (at least quarterly) setting forth the payments made pursuant to the Distribution Plan, and the purposes for which such expenditures were made, as well as any supplemental reports as the Board may from time to time reasonably request.

Except to the extent that the Administrator, Sub-Administrator, Advisor, or Sub-Advisors may benefit through increased fees from an increase in the net assets of the Trust which may have resulted in part from the expenditures, no interested person of the Trust nor any Trustee of the Trust who is not an “interested person” (as defined in the 1940 Act) of the Trust had a direct or indirect financial interest in the operation of the Distribution Plan or any related agreement.

The following table reflects a Fund’s payment of fees pursuant to the Distribution Plan for Service Class shares for the fiscal year ended December 31, 2007.

Distribution Plan for Service Class Shares
VA Asset Allocation Conservative Portfolio
VA Asset Allocation Balanced Portfolio
VA Asset Allocation Moderate Growth Portfolio
VA Asset Allocation Growth Portfolio

THE ADMINISTRATOR AND SUB-ADMINISTRATOR

The Trust and Old Mutual Fund Services (the “Administrator”) entered into an Administrative Services Agreement (the “Administrative Agreement”), pursuant to which the Administrator oversees the administration of the Trust’s and the Funds’ business and affairs, including regulatory reporting and all necessary office space, equipment, personnel, and facilities, as well as services performed by various third parties. The Administrator, a wholly owned subsidiary of the Adviser, was organized as a Pennsylvania business trust and has its principal place of business at 4643 South Ulster Street, Suite 600, Denver, Colorado 80237. Under the Administrative Agreement, as compensation for all services rendered and facilities provided, the Trust shall pay the Administrator a fee per Fund of the average daily net assets of each Fund calculated in accordance with the following schedule:

Average Daily Net Assets	Annual Fee Rate
$0 to $500 Million	0.10%
>$500 Million up to $1 Billion	0.09%
>$1 Billion up to $1.5 Billion	0.08%
>$1.5 Billion	0.07%

The Administrative Agreement provides that the Administrator will not be liable for any error of judgment or mistake of law or for any loss suffered by the Trust in connection with the matters to which the Administrative Agreement relates, except a loss resulting from willful misfeasance, bad faith, or negligence on the part of the Administrator in the performance of its duties. The Administrative Agreement will continue in effect unless terminated by either party upon not less than 90 days’ prior written notice to the other party.

For the fiscal year ended December 31, 2007, the Funds paid $____________ in administration fees to the Administrator.

The Administrator and SEI Investments Global Funds Services (“SEI”) entered into a sub-administrative services agreement (the “SEI Sub-Administration Agreement”), pursuant to which SEI assists the Administrator in connection with the administration of the business and affairs of the Trust. SEI Investments Management Corporation (“SEI Investments”), which is a wholly owned subsidiary of SEI Investments Company, owns all beneficial interest in SEI. SEI was organized as a Delaware business trust and has its principal business offices at One Freedom Valley Road, Oaks, Pennsylvania 19456. Under the SEI Sub-Administration Agreement, the Administrator pays SEI fees at an annual rate calculated as follows: the greater sum (higher value) which results from making the following calculations (i) a fee based on the average daily net assets of the Trust, Old Mutual Advisor Funds II, and Old Mutual Insurance Series Fund of: (A) 0.0165% of the first $10 billion, plus (B) 0.0125% of the next $10 billion, plus (C) 0.010% of the excess over $20 billion and (ii) a fee based on the aggregate number of series of the Trust, Old Mutual Advisor Funds II, and Old Mutual Insurance Series Fund calculated at the sum of between $50,000 and $60,000 per fund, depending on the total number of funds. The SEI Sub-Administration Agreement provides that SEI will not be liable for any error of judgment or mistake of law or for any loss suffered by the Trust in connection with the matters to which the SEI Sub-Administration Agreement relates, except a loss resulting from willful misfeasance, bad faith, or negligence on the part of SEI in the performance of its duties. The SEI Sub-Administration Agreement will renew each year unless terminated by either party upon not less than 90 days’ prior written notice to the other party. The SEI Sub-Administration Agreement was terminated, effective November 2, 2007.

The Administrator and The Bank of New York Mellon (“BNY Mellon”) entered into a sub-administration and accounting agreement (the “BNY Mellon Sub-Administration Agreement”), pursuant to which BNY Mellon is obligated to provide administrative assistance to the Administrator in connection with the business and affairs of the Trust beginning on November 5, 2007.  BNY Mellon has its principal business offices at One Wall Street, New York, NY 10286.  Under the BNY Mellon Sub-Administration Agreement, the Administrator pays BNY Mellon the following fees:  annual rates, based on the combined average daily gross assets of the Old Mutual Complex, of (1) 0.0475% of the first $6 billion, plus (2) 0.04% of the average daily gross assets in excess of $6 billion.  For funds within the Old Mutual Complex that are managed as a “fund of funds”, these fees apply only at the underlying fund level.  In addition, the Administrator pays BNY Mellon the following annual fees:  (1) $35,000 for each fund managed as a “fund of funds”; and (2) $3,000 per class in excess of three classes for each fund in the Old Mutual Complex.  Certain minimum fees apply. The BNY Mellon Sub-Administration Agreement provides that BNY Mellon shall not be liable for any costs, damages, liabilities or claims incurred by BNY Mellon except those arising out of BNY Mellon’s or its delegee’s or agent’s (if such delegee or agent is a subsidiary of the Sub-Adviser) negligence or willful misconduct or BNY Mellon’s failure to act in good faith.  In no event shall BNY Mellon be liable to the Administrator or any third party for special, indirect or consequential damages.  The BNY Mellon Sub-Administration Agreement will renew each year unless terminated by either party upon not less than sixty (60) days’ prior written notice to the other party.

For the period beginning January 1, 2007 and continuing through November 4, 2007, Old Mutual Fund Services and the Advisor paid SEI, the former sub-administrator, the following sub-administration fees:

$XX

For the period beginning November 5, 2007 and continuing through December 31, 2007, Old Mutual Fund Services and the Advisor paid BNY Mellon the following sub-administrations fees:

$XX

OTHER SERVICE PROVIDERS

THE TRANSFER AGENT AND SHAREHOLDER SERVICING AGENTS

DST Systems, Inc. (the “Transfer Agent”), P.O. Box 219398, Kansas City, Missouri 64141-6534, serves as the transfer agent and dividend disbursing agent for the Trust under a transfer agency agreement with the Trust.

The Administrator serves as shareholder servicing agent for the Trust under a shareholder servicing agreement with the Trust. For the fiscal year ended December 31, 2007, the Funds paid $XX in fees to the Administrator for these services. Old Mutual Shareholder Services, Inc. (“OM SSI”), an affiliate of the Adviser, served as sub-shareholder servicing agent for the Trust under a sub-shareholder servicing agreement between OM SSI and the Administrator through June 10, 2007. The principal place of business of OM SSI is 4643 South Ulster Street, Suite 600, Denver, Colorado 80237. For the fiscal years ended December 31, 2007, the Administrator paid $XX in sub-shareholder servicing fees to OM SSI.

From time to time, the Trust may pay amounts to third parties that provide sub-transfer agency and other administrative services relating to the Trust to persons who beneficially own interests in the Trust, such as participants in 401(k) plans or fund supermarket arrangements. These services may include, among other things, sub-accounting services, answering inquiries relating to the Trust, delivering, on behalf of the Trust, proxy statements, annual reports, updated Prospectuses, other communications regarding the Trust and related services as the Trust or the beneficial owners may reasonably request. In such cases, the Trust will not compensate such third parties at a rate that is greater than the rate the Trust is currently paying the Transfer Agent for providing these services to shareholders investing directly in the Trust.

In addition, from time to time, the Trust may pay networking fees to broker-dealers who help offset account maintenance and statement and transaction processing costs by utilizing the Networking function of the National Securities Clearing Corporation (NSCC). To the extent that a broker-dealer or other financial intermediary receives these payments, it may have an incentive to sell a Fund’s shares.

CUSTODIAN

BNY Mellon also serves as the custodian for the Funds. The custodian holds cash, securities, and other assets of the Funds as required by the 1940 Act.

COUNSEL AND INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Kramer Levin Naftalis & Frankel LLP, 1177 Avenue of the Americas, New York, New York 10036, serves as counsel to the Trust. XX serves as the independent registered public accounting firm of the Trust.

FUND TRANSACTIONS

The Adviser and Sub-Adviser are authorized to select brokers and dealers to effect securities transactions for the Funds. It is the policy of the Adviser and Sub-Adviser to obtain the “best execution” of their clients’ securities transactions. The Adviser and Sub-Adviser strive to execute each client’s securities transactions in such a manner that the client’s total costs or proceeds in each transaction are the most favorable under the circumstances. Commission rates paid on securities transactions for client accounts must reflect prevailing market rates. In addition, the Adviser and Sub-Adviser will consider the full range and quality of a broker’s services in placing brokerage including, but not limited to, the value of research provided, execution capability, commission rate, willingness and ability to commit capital, and responsiveness. The lowest possible commission cost alone does not determine broker selection. The transaction that represents the best quality execution for a client account will be executed. In the case of securities traded in the over-the-counter market, the Adviser and Sub-Adviser expect normally to seek to select primary market makers.

Prior to April 7, 2008, the Funds utilized a fund of managers structure and therefore incurred greater brokerage commissions than the Funds will incur under the fund of funds structure. For the fiscal year ended December 31, 2007, the Funds paid the following in aggregate brokerage commissions on portfolio transactions.

December 31, 2007
VA Asset Allocation Conservative Portfolio	$
VA Asset Allocation Balanced Portfolio	$
VA Asset Allocation Moderate Growth Portfolio	$
VA Asset Allocation Growth Portfolio	$

The Adviser and Sub-Adviser may, consistent with the interests of the Funds, select brokers on the basis of the research services they provide to the Adviser or Sub-Adviser. These research services may include advice, either directly or through publications or writings, as to the value of securities, the advisability of investing in, purchasing, or selling securities, and the availability of securities or purchasers or sellers of securities; furnishing of analyses and reports concerning issuers, securities, or industries; providing information on economic factors and trends; assisting in determining portfolio strategy;

providing computer software used in security analyses; and providing portfolio performance evaluation and technical market analyses.

For the fiscal year ended December 31, 2007, through agreements or understandings with brokers, or otherwise through an internal allocation procedure, brokerage transactions of the Funds were directed to brokers because of research services provided. The following table indicates the amount of these transactions and related commissions paid during this period. These amounts represent transactions effected with, and related commissions paid to, brokers that provide third party research services. They do not include transactions and commissions involving brokers that provide proprietary research. Prior to April 7, 2008, the Funds utilized a fund of managers structure and therefore more brokerage transactions were directed to brokers providing research than will be directed under the fund of funds structure.

	Amount of Transactions to Brokers Providing Research	Related Commissions
VA Asset Allocation Conservative Portfolio	$	$
VA Asset Allocation Balanced Portfolio	$	$
VA Asset Allocation Moderate Growth Portfolio	$	$
VA Asset Allocation Growth Portfolio	$	$

Information so received by the Adviser or Sub-Adviser will be in addition to and not in lieu of the services required to be performed by the Adviser or Sub-Adviser under the advisory agreements. If, in the judgment of the Adviser or Sub-Adviser, the Funds or other accounts managed by the Adviser or Sub-Adviser will be benefited by supplemental research services, the Adviser and Sub-Adviser are authorized to pay brokerage commissions to a broker furnishing such services which are in excess of commissions which another broker may have charged for effecting the same transaction. The expenses of the Adviser or Sub-Adviser will not necessarily be reduced as a result of the receipt of such information, and such services may not be used exclusively, or at all, with respect to a Fund or account generating the brokerage, and there can be no guarantee that the Adviser or Sub-Adviser will find all of such services of value in advising the Funds.

The Adviser and Sub-Adviser are permitted to allocate portfolio transactions, which generate commissions or commission equivalents from certain accounts to brokers or dealers who provide services directly to or for the managed account. In some instances, these services provided by the broker or dealer may help offset expenses that the account would otherwise pay directly.

A Fund may request that the Adviser or Sub-Adviser direct a Fund’s brokerage to offset certain expenses of the Fund. The Adviser or Sub-Adviser will attempt to fulfill directed brokerage subject to achieving best execution. Although the Adviser or Sub-Adviser attempt to satisfy a Fund’s direction requests, there can be no guarantee that it will be able to do so. In certain circumstances, the directed broker may not offer the lowest commission rate. This may cause a Fund to pay a higher rate of commission than might otherwise have been available had the Adviser or Sub-Adviser been able to choose the broker or dealer to be utilized.

By directing a portion of a Fund’s generated brokerage commissions, the Adviser and Sub-Adviser may not be in a position to negotiate brokerage commissions on a Fund’s behalf with respect to transactions effected by the directed broker or dealer, to freely negotiate commission rates or spreads on the basis of the best price and execution, or to commingle or “bunch” orders for purposes of execution with orders for the same securities for other accounts managed by the Adviser or Sub-Adviser. In cases where a Fund has instructed the Adviser or Sub-Adviser to direct brokerage to a particular broker or dealer, orders for the Fund may be placed after brokerage orders for accounts that do not impose such restrictions.

The SEC requires the Trust to provide certain information on the securities of the Funds’ regular brokers or dealers (or their parents) held by the Funds during their most recent fiscal year. The following table identifies those brokers or dealers and the value of the Funds’ aggregate holdings of the securities of each such issuer as of December 31, 2007.

	Broker-Dealer	Aggregate Value
VA Asset Allocation Conservative Portfolio
VA Asset Allocation Balanced Portfolio
VA Asset Allocation Moderate Growth Portfolio
VA Asset Allocation Growth Portfolio

The Funds may execute brokerage or other agency transactions through the Distributor, which is a registered broker-dealer, for a commission in conformity with the 1940 Act, the Securities Exchange Act of 1934, as amended, and rules promulgated by the SEC. Under these provisions, the Distributor is permitted to receive and retain compensation for effecting portfolio transactions for a Fund on an exchange if a written contract is in effect between the Distributor and the Fund expressly permitting the Distributor to receive and retain such compensation. These rules further require that commissions paid to the Distributor by the Funds for exchange transactions not exceed “usual and customary” brokerage commissions. The rules define “usual and customary” commissions to include amounts which are “reasonable and fair compared to the commission, fee or other remuneration received or to be received by other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time.” The Trustees, including those who are not “interested persons” of the Trust, have adopted procedures for evaluating the reasonableness of commissions paid to the Distributor and will review these procedures periodically.

Consistent with the Conduct Rules of NASD, Inc. (“NASD”), Rule 12b-1(h) under the 1940 Act and subject to seeking best execution and in accordance with policies and procedures adopted by the Board, the Adviser or Sub-Adviser may select broker-dealers to execute Fund portfolio transactions that promote or sell a Fund’s shares. Those policies and procedures are reasonably designed to prevent the Adviser’s or Sub-Adviser’s personnel from taking into account such promotion or sale of Fund shares and shares of any other mutual fund it advises in selecting broker-dealers to execute a Fund’s portfolio transactions. Neither the Trust, Adviser, Sub-Adviser, nor Distributor may enter into any agreement or other understanding under which the Trust directs, or is expected to direct, portfolio securities transactions to a broker or dealer in consideration for such promotion or sale of such shares.

Code of Ethics. The Trust, Adviser, Sub-Adviser, and Distributor have each adopted a code of ethics pursuant to Rule 17j-1 under the 1940 Act governing personal trading by persons who manage, or who have access to, trading activity by the Funds. The codes of ethics allow trades to be made in securities that may be held by the Funds. However, they prohibit a person from taking advantage of trades of shares of a Fund or from acting on inside information. In addition, the Board reviews and approves the codes of ethics of the Trust, Adviser, Sub-Adviser, and Distributor and any material amendments thereto. The Board also reviews annual reports on issues raised under the Trust’s, Adviser’s, Sub-Adviser’s, and Distributor’s codes of ethics during the previous year.

Proxy Voting. The Board has adopted Proxy Voting Guidelines (the “Guidelines”) to determine how to vote proxies relating to portfolio securities. The Guidelines are attached to this SAI as Exhibit B. In general, the Guidelines seek to vote proxies in a manner that maximizes the value of a Fund’s investments. It is the policy of the Funds to vote proxies of the underlying funds in a manner the independent Trustees of the Trust believe is in the best interests of the Funds. The Guidelines generally assign proxy voting responsibilities for a Fund to the Adviser. Also included in Exhibit B to this SAI are the proxy voting policies for the Adviser. The Sub-Adviser does not vote proxies. Information regarding how the Funds voted proxies relating to portfolio securities during the 12-month period ended June 30, 2007 is available (i) on the Trust’s website at oldmutualfunds.com; (ii) without charge, upon request, by calling toll-free 888.772.2888; and (iii) on the SEC’s website at http://www.sec.gov.

DESCRIPTION OF SHARES

The Trust may issue an unlimited number of shares for a Fund and may create additional series funds and additional classes of the Trust. Each share of a Fund represents an equal proportionate interest in a Fund with each other share. Shares of a Fund are entitled upon liquidation to a pro rata share in the net assets of a Fund available for distribution to shareholders. Shareholders have no preemptive rights. All consideration received by the Trust for shares of a Fund and all assets in which such consideration is invested would belong to a Fund and would be subject to the liabilities related thereto.

VOTING RIGHTS

Each share held entitles a shareholder to one vote for each share held by the shareholder. Shareholders of the Funds will vote together in matters affecting the Trust generally, such as the election of Trustees or selection of accountants. Shareholders of any particular class of the Trust will vote separately on matters relating solely to such class and not on matters relating solely to any other class or classes of the Trust. The Trust is not required to hold annual meetings of shareholders, but shareholder approval will be sought for certain changes in the operation of the Trust and for the election of Trustees under certain circumstances. The Agreement and Declaration of Trust (“Trust Agreement”) provides that the Trustees of the Trust will hold office during the existence of the Trust, except as follows: (i) any Trustee may resign or retire; (ii) any Trustee may be removed by a vote of at least two-thirds of the outstanding shares of the Trust at a meeting, or at any time by written instrument signed by at least two-thirds of the Trustees and specifying when such removal becomes effective; (iii) any Trustee who has become incapacitated and is unable to serve may be removed by a written instrument signed by a majority of the Trustees; or (iv) any Trustee who has died will be terminated upon the date of his death.

Under Delaware law, shareholders of a Delaware statutory trust will be entitled to the same limitations of liability extended to shareholders of private for-profit corporations; however, there is a remote possibility that shareholders could, under certain circumstances, be held liable for the obligations of the Trust to the extent the courts of another state which does not recognize such limited liability were to apply the laws of such state to a controversy involving such obligations. However, the Trust Agreement disclaims shareholder liability for acts or obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by the Trust or the Trustees to all parties, and each party thereto must expressly waive all rights of action directly against shareholders of the Trust. The Trust Agreement and By-Laws (the “Governing Instruments”) provide for indemnification out of the property of a Fund for all losses and expenses of any shareholder of the Fund held liable on account of being or having been a shareholder. Thus, the risk of a shareholder incurring financial loss due to shareholder liability is limited to circumstances in which a Fund would be unable to meet its obligations and the complaining party was held not to be bound by the liability disclaimer.

The Governing Instruments provide indemnification for current and former Trustees, officers, employees and agents of the Trust to the fullest extent permitted by Delaware law and other applicable law. Trustees of the Trust may be personally liable to the Trust and its shareholders by reason of willful misfeasance, bad faith or gross negligence in the performance of their duties or by reason of reckless disregard of their duties as trustees.

PURCHASES AND REDEMPTIONS OF SHARES

PURCHASES

Individual investors may not purchase shares of the Funds. Shares may be purchased or redeemed only by separate accounts of Participating Insurance Companies. Shares of each Fund are offered on a continuous basis.

PURCHASES. All investments in a Fund are credited to a Participating Insurance Company’s separate account immediately upon acceptance of the investments by the Fund. The Funds reserve the right to reject any specific purchase order. Purchase orders may also be refused if, in the Advisor’s opinion, they are of a size that would disrupt the management of a Fund. A Fund may discontinue sales of its shares if management believes that a substantial further increase in assets may adversely affect the Fund’s ability to achieve its investment objective. In such event, however, it is anticipated that existing VA Contract owners or VLI Policy owners would be permitted to continue to allocate premiums to separate account subaccounts that invest in the Funds.

Purchases in-Kind

Under unusual circumstances, an investor may purchase shares of a Fund with investment securities acceptable to a Fund. The Distributor will inform the investor of the securities acceptable to a Fund. Purchases by affiliated persons of a Fund may only be made after receiving Board and regulatory approval, as required. An in-kind purchase must be consistent with the following: (1) an in-kind purchase must not dilute the interests of existing shareholders; and (2) the in-kind consideration accepted by a Fund must consist of securities that are appropriate, in type and amount, for investment by a Fund in light of its investment objective, policies, restrictions, and current holdings. The method of valuing securities used to make purchases in-kind will be the same as the method of valuing portfolio securities described below in the section of this SAI entitled “Determination of Net Asset Value” and such valuation will be made as the same time the purchase price is determined.

REDEMPTIONS. Shares of a Fund may be redeemed on any Business Day. Redemption proceeds will normally be wired to the Participating Insurance Company on the Business Day following receipt of the redemption order by the Participating Insurance Company, but in no event later than seven days after receipt of such order.

The Trust reserves the right to suspend the right of redemption and/or to postpone the date of payment upon redemption for any period on which trading on the New York Stock Exchange is restricted, or during the existence of an emergency (as determined by the SEC by rule or regulation) as a result of which disposal or valuation of each Fund’s securities is not reasonably practicable, or for such other periods as the SEC has permitted by order. The Trust also reserves the right to suspend sales of shares of a Fund for any period during which the New York Stock Exchange, the Advisor, the Sub-Advisors, the Transfer Agent and/or the Custodian are not open for business.

Redemptions In-Kind

It is currently the Trust’s policy to pay all redemptions in cash. The Trust retains the right, however, to alter this policy under unusual circumstances to provide for redemptions in whole or in part by a distribution in-kind of securities held by a Fund in lieu of cash in order to protect the interests of the remaining shareholders (i.e., the amount redeemed is large enough to affect Fund operations), or to accommodate a request by a particular shareholder that does not adversely affect the interests of the remaining shareholders. The method of valuing securities used to make redemptions in-kind will be the same as the method of valuing portfolio securities described below in the section of this SAI entitled

“Determination of Net Asset Value” and such valuation will be made as of the same time the redemption price is determined. Shareholders may incur brokerage charges on the sale of any such securities so received in payment of redemptions and will be exposed to market risk until the securities are converted to cash. In addition, in-kind distributions may include illiquid securities which shareholders may be unable to dispose of at the time or price desired.

The Trust has made an election pursuant to Rule 18f-1 under the 1940 Act by which it has committed itself to pay in cash all requests for redemption by any shareholder of record, limited in amount with respect to each shareholder during any 90-day period to the lesser of (i) $250,000 or (ii) 1.00% of the net asset value of the Fund at the beginning of such 90-day period. Should redemptions by any shareholder exceed such limitation, the Fund will have the option of redeeming the excess in cash or in-kind.

Purchases and redemptions may be made on any day on which the New York Stock Exchange is open for business. Currently, the following holidays are observed by the New York Stock Exchange: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

EXCHANGE PRIVILEGES. Once payment for shares of a Fund has been received (i.e., an account has been established) and the payment has been converted to federal funds, some or all of the Fund shares may be exchanged for shares of the same class of other Funds at NAV.

DETERMINATION OF NET ASSET VALUE

The purchase and redemption price of the shares of a class of a Fund is based on the NAV attributable to such class. A Fund calculates the NAV for each of its share classes by subtracting the liabilities from the total assets attributable to a class and dividing the result by the total number of shares outstanding of that class. NAV is determined daily, normally as of the close of trading on the New York Stock Exchange (normally 4:00 p.m. Eastern Time) on any business day. Once a Fund reaches a certain asset size, its NAV will be listed in the mutual fund section of most major daily newspapers, including The Wall Street Journal.

The securities of the Funds are valued by BNY Mellon, the Funds’ sub-administrator (the “Sub-Administrator”). The Sub-Administrator will use an independent pricing service to obtain valuations of securities. The pricing service relies primarily on prices of actual market transactions as well as trade quotations. The procedures of the pricing service and its valuations are reviewed by the officers of the Trust under the general supervision of the Trustees.

Fund securities listed on an exchange are valued at the last sales price. Fund securities quoted on a national market system are valued at the official closing price, or if there is none, at the last sales price. Other securities are quoted at the last bid price. In the event a listed security is traded on more than one exchange, it is valued at the last sale price on the exchange on which it is principally traded. If there are no transactions in a security during the day, it is valued at the official closing price or if none, at the most recent bid price. However, debt securities (other than short-term obligations), including listed issues, are valued on the basis of valuations furnished by a pricing service that utilizes electronic data processing techniques to determine valuations for normal institutional size trading units of debt securities, without exclusive reliance upon exchange or over-the-counter prices. Short-term obligations are valued at amortized cost. Securities and other assets held by the Funds for which market quotations are not readily available are valued at their fair value as determined in good faith by the Board.

Foreign securities are valued on the basis of quotations from the primary market in which they are traded, and are translated from the local currency into U.S. dollars using current exchange rates. In addition, if quotations are not readily available, or if the values have been materially affected by events occurring after the closing of a foreign market, assets may be valued by another method that the Board believes accurately reflects fair value.

TAXES

TAXES. For a discussion of the tax status of a VA Contract or VLI Policy and the tax consequences affecting holders of VA Contracts and VLI Policies, refer to the Participating Insurance Company separate account prospectus. The following is only a summary of certain income tax considerations generally affecting each Fund and its shareholders and is not intended as a substitute for careful tax planning.

The following discussion of federal income tax consequences is based on the Internal Revenue Code of 1986, as amended (the “Code”), and the regulations issued thereunder as in effect on the date of this SAI. New legislation, as well as administrative changes or court decisions, may significantly change the conclusions expressed herein, and may have a retroactive effect with respect to the transactions contemplated herein.

Each Fund intends to qualify and elect to be treated as a regulated investment company (“RIC”) that is taxed under the rules of Subchapter M of the Code. As such, a Fund will not be subject to federal income tax on its net ordinary income and net realized capital gains to the extent such income and gains are distributed to the separate accounts of Participating Insurance Companies which hold its shares.

In order to qualify for treatment as a RIC under the Code, each Fund must distribute annually to its shareholders an amount at least equal to the sum of 90% of its net interest income excludable from gross income plus 90% of its investment company taxable income (generally, net investment income plus net short-term capital gain) (“Distribution Requirement”). In addition to the Distribution Requirement, each Fund must meet several other requirements. Among these requirements are the following: (i) each Fund must derive at least 90% of its gross income in each taxable year from dividends, interest, certain payments with respect to securities loans, gains from the sale or other disposition of stock or securities or foreign currencies, other income (including but not limited to gains from options, futures or forward contracts) derived with respect to the Fund’s business of investing in such stock, securities or currencies, and net income derived from certain publicly traded partnerships (the “Income Requirement”); (ii) at the close of each quarter of a Fund’s taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, U.S. Government securities, securities of other RICs and securities of other issuers, with such securities of other issuers limited, in respect to any one issuer, to an amount that does not exceed 5% of the value of the Fund’s assets and that does not represent more than 10% of the outstanding voting securities of such issuer; and (iii) no more than 25% of the value of a Fund’s total assets may be invested in the securities of any one issuer (other than U.S. Government securities and securities of other regulated investment companies), of two or more issuers which the Fund controls and which are engaged in the same or similar trades or businesses or, collectively, in securities of certain publicly traded partnerships (the “Asset Diversification Test”).

If a Fund fails to qualify as a RIC for any taxable year, it will be taxable at regular corporate rates on its net investment income and net capital gain without any deductions for amounts distributed to shareholders. In addition, the separate accounts of Participating Insurance Companies invested in the Fund would fail to satisfy the diversification requirements of Section 817 of the Code.

FUND DISTRIBUTIONS. Notwithstanding the Distribution Requirement described above, which requires only that a Fund distribute at least 90% of its annual investment company taxable income and does not require any minimum distribution of net capital gain (the excess of net long-term capital gain over net short-term capital loss), each Fund will be subject to a nondeductible 4% federal excise tax to the extent it fails to distribute by the end of any calendar year 98% of its ordinary income for that year and 98% of its capital gain net income (the excess of short- and long-term capital gains over short-and long-term capital losses) for the one-year period ending on October 31 of that calendar year, plus certain other amounts. Each Fund intends to make distributions to comply with the Distribution Requirement and to avoid liability for this excise tax.

Treasury regulations permit a RIC in determining its investment company taxable income and undistributed net capital gain for any taxable year to elect to treat all or part of any net capital loss, any net long-term capital loss, or any net foreign currency loss incurred after October 31 as if it had been incurred in the succeeding year.

SECTION 817 DIVERSIFICATION REQUIREMENTS. Section 817(h) of the Code imposes certain diversification standards on the underlying assets of segregated asset accounts that fund contracts such as the VA Contracts and VLI Policies (in this case, the assets of the Funds that underlie such accounts), which are in addition to the diversification requirements imposed on the Funds by the 1940 Act and Subchapter M. Failure to satisfy those standards would result in the VA Contracts and the VLI Policies offered by the account not being treated as annuities or life insurance for tax purposes, in which case the holders of the VA Contracts and VLI Policies would be subject to current taxation as if they owned the Funds directly. Section 817(h)(2) provides that a segregated asset account that funds contracts such as the VA Contracts and VLI Policies is treated as meeting the diversification standards if, as of the close of each calendar quarter, the assets in the account meet the diversification requirements for a regulated investment company (the Asset Diversification Test described above under “Taxes”) and no more than 55% of those assets (by value) consist of cash, cash items, U.S. Government securities and securities of other regulated investment companies (the “Safe Harbor”). Provided that all of the beneficial interests in a Fund are owned by one or more (i) insurance companies in their general account or in segregated asset accounts, or (ii) fund managers in connection with the creation or management of a regulated investment company or trust, the diversification requirements of section 817 will be applied on a look-through basis so that each segregated asset account invested in the Fund will be treated as owning its proportionate share of the assets held by the Fund, and the interests in the Funds held by the segregated asset accounts will not be treated as single investments held by the segregated asset accounts.

The Treasury Regulations amplify the diversification standards set forth in Section 817(h) for segregated asset accounts that cannot satisfy the Safe Harbor. Under the regulations, a segregated asset account will be deemed adequately diversified if, as of the close of each calendar quarter, (i) no more than 55% of the value of the total assets of the account is represented by any one investment; (ii) no more than 70% of such value is represented by any two investments; (iii) no more than 80% of such value is represented by any three investments; and (iv) no more than 90% of such value is represented by any four investments. For purposes of these Regulations all securities of the same issuer are treated as a single investment, but each U.S. government agency or instrumentality shall be treated as a separate issuer. Certain Funds holding Treasury securities may be able to avail themselves of an alternative diversification test provided under the Treasury Regulations in lieu of reliance upon the Safe Harbor.

Each Fund will be managed with the intention of enabling segregated asset accounts funding the VA Contracts and VLI Policies to comply with these diversification requirements. It is possible that, in order to comply with these requirements, less desirable investment decisions may be made which would affect the investment performance of a Fund.

PERFORMANCE INFORMATION

From time to time, a Fund may advertise yield and/or total return. Such performance data for a Fund should be distinguished from the rate of return of a corresponding division of a Participating Insurance Company’s separate account, which rate will reflect the deduction of additional insurance charges, including mortality and expense risk charges, and will therefore be lower. VA Contract owners and VLI

Policy owners should consult their contract and policy prospectuses, respectively, for further information. The Fund’s results also should be considered relative to the risks associated with its investment objectives and policies.

The Fund’s results will be based on historical earnings and are not intended to indicate future performance. No representation can be made regarding actual future yields or returns. Yield refers to the annualized income generated by an investment in the Fund over a specified 30-day period.

EXHIBIT A

CREDIT RATINGS

Moody’s Investors Service, Inc.

Long-Term Obligation Ratings

A	Obligations rated Aaa are judged to be of the highest quality, with minimal credit risk.
Aa	Obligations rated Aa are judged to be of high quality and are subject to very low credit risk.
A	Obligations rated A are considered upper-medium grade and are subject to low credit risk.
Baa	Obligations rated Baa are subject to moderate credit risk. They are considered medium-grade and as such may possess certain speculative characteristics.
Ba	Obligations rated Ba are judged to have speculative elements and are subject to substantial credit risk.
B	Obligations rated B are considered speculative and are subject to high credit risk.
Caa	Obligations rated Caa are judged to be of poor standing and are subject to very high credit risk.
Ca	Obligations rated Ca are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.
C	Obligations rated C are the lowest rated class of bonds and are typically in default, with little prospect for recovery of principal or interest.

Note: Moody’s applies numerical modifiers 1, 2 and 3 to each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

Short-Term Ratings

Moody’s short-term issue ratings are opinions of the ability of issuers to honor senior financial obligations. Ratings may be assigned to issuers, short-term programs or to individual short-term debt instruments. Such obligations generally have an original maturity not exceeding thirteen months, unless explicitly noted.

Moody’s employs the following three designations to indicate the relative repayment ability of rated issuers:

Prime-1	Issuers rated Prime 1 (or supporting institutions) have a superior ability to repay short-term debt obligations.

Prime-2	Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations.
Prime 3	Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligation.
Not Prime	Issuers rated Not Prime do not fall within any of the Prime rating categories.

Note: Canadian issuers rated Prime-1 or Prime-2 have their short-term ratings enhanced by the senior-most long-term rating of the issuer, its guarantor or support-provider.

Standard & Poor’s Ratings Services

Long-Term Issue Credit Ratings

Issue credit ratings are based, in varying degrees, on the following considerations:

1.         Likelihood of payment-capacity and willingness of the obligor to meet its financial commitment on an obligation in accordance with the terms of the obligation;

2.	Nature of and provisions of the obligation;

3.         Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors’ rights.

The issue rating definitions are expressed in terms of default risk. As such, they pertain to senior obligations of an entity. Junior obligations are typically rated lower than senior obligations, to reflect the lower priority in bankruptcy, as noted above. (Such differentiation applies when an entity has both senior and subordinated obligations, or operating company and holding company obligations.) Accordingly, in the case of junior debt, the rating may not conform exactly with the category definition.

AAA	An obligation rated ‘AAA’ has the highest rating assigned by Standard & Poor’s. The obligor’s capacity to meet its financial commitment on the obligation is extremely strong.
AA	An obligation rated ‘AA’ differs from the highest rated obligations only in small degree. The obligor’s capacity to meet its financial commitment on the obligation is very strong.
A

An obligation rated ‘A’ is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rated categories. However, the obligor’s capacity to meet its financial commitment on the obligation is still strong.

BBB

An obligation rated ‘BBB’ exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

Obligations rated ‘BB’, ‘B’, ‘CCC’, ‘CC’ and ‘C’ are regarded as having significant speculative characteristics. ‘BB’ indicates the least degree of speculation and ‘C’ the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major risk exposures to adverse conditions.

BB

An obligation rated ‘BB’ is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposures to adverse business, financial, or economic conditions which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

B

An obligation rated ‘B’ is more vulnerable to nonpayment than obligations rated ‘BB’, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitment on the obligation.

CCC

An obligation rated ‘CCC’ is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligations.

CC	An obligation rated ‘CC’ is currently highly vulnerable to nonpayment.
C

A subordinated debt or preferred stock obligation rated ‘C’ is currently highly vulnerable to nonpayment. The ‘C’ rating may be used to cover a situation where a bankruptcy petition has been filed or similar action taken, but payments on this obligation are being continued. A ‘C’ will also be assigned to a preferred stock issue in arrears on dividends or sinking fund payments, but that is currently paying.

D

An obligation rated ‘D’ is in payment default. The ‘D’ rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor’s believes that such payments will be made during such grace period. The ‘D’ rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

Plus (+) or minus (-): The ratings from ‘AA’ to ‘CCC’ may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

N.R.

This indicates that no rating has been requested, that there is insufficient information on which to base a rating, or that Standard & Poor's does not rate a particular obligation as a matter of policy.

Short-Term Issue Credit Ratings

A-1

A short-term obligation rated ‘A-1’ is rated in the highest category by Standard & Poor’s. The obligor’s capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor’s capacity to meet its financial commitment on these obligations is extremely strong.

A-2

A short-term obligation rated ‘A-2’ is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor’s capacity to meet its financial commitment on the obligation is satisfactory.

A-3

A short-term obligation rated ‘A-3’ exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

B

A short-term obligation rated 'B' is regarded as having significant speculative characteristics. Ratings of 'B-1', 'B-2', and 'B-3' may be assigned to indicate finer distinctions within the 'B' category. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

B-1. A short-term obligation rated 'B-1' is regarded as having significant speculative characteristics, but the obligor has a relatively stronger capacity to meet its financial commitments over the short-term compared to other speculative-grade obligors. B-2. A short-term obligation rated 'B-2' is regarded as having significant speculative characteristics, and the obligor has an average speculative-grade capacity to meet its financial commitments over the short-term compared to other speculative-grade obligors. B-3. A short-term obligation rated 'B-3' is regarded as having significant speculative characteristics, and the obligor has a relatively weaker capacity to meet its financial commitments over the short-term compared to other speculative-grade obligors.

C

A short-term obligation rated ‘C’ is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

D

A short-term obligation rated ‘D’ is in payment default. The ‘D’ rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor’s believes that such payments will be made during such grace period. The ‘D’ rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

Fitch Ratings

International Long-Term Credit Ratings

Investment Grade

AAA

Highest credit quality. “AAA” ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA

Very high credit quality. “AA” ratings denote a very low expectation of credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A

High credit quality. “A” ratings denote a low expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

BBB

Good credit quality. “BBB” ratings indicate that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment-grade category.

Speculative Grade

BB

Speculative. “BB” ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

B

Highly speculative. “B” ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

CCC,CC,C

High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments. A “CC” rating indicates that default of some kind appears probable. “C” ratings signal imminent default.

DDD,DD,D

Default. The ratings of obligations in this category are based on their prospects for achieving partial or full recovery in a reorganization or liquidation of the obligor. While expected recovery values are highly speculative and cannot be estimated with any precision, the following serve as general guidelines. “DDD” obligations have the highest potential for recovery, around 90%-100% of outstanding amounts and accrued interest. “D” indicates potential recoveries in the range of 50%-90%, and “D” the lowest recovery potential, i.e., below 50%.

Entities rated in this category have defaulted on some or all of their obligations. Entities rated “DDD” have the highest prospect for resumption of performance or continued operation with or without a formal reorganization process. Entities rated “DD” and “D” are generally undergoing a formal reorganization or liquidation process; those rated “DD” are likely to satisfy a higher portion of their outstanding obligations, while entities rated “D” have a poor prospect for repaying all obligations.

Notes:

"+" or "-" may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the 'AAA' category or to categories below 'CCC'

'NR' indicates that Fitch Ratings does not publicly rate the issuer or issue in question.

International Short-Term Credit Ratings

F1	Highest credit quality. Indicates the strongest capacity for timely payment of financial commitments; may have an added “+” to denote any exceptionally strong credit feature.
F2	Good credit quality. A satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.
F3	Fair credit quality. The capacity for timely payment of financial commitments is adequate; however, near-term adverse changes could result in a reduction to non-investment grade.
B	Speculative. Minimal capacity for timely payment of financial commitments, plus vulnerability to near-term adverse changes in financial and economic conditions.
C	High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.
D	Default. Denotes actual or imminent payment default.

Notes:

“+” or “-” may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the ‘AAA’ long-term rating category, to categories below ‘CCC’, or to short-term ratings other than ‘F1’.

Fitch uses the same ratings for municipal securities as described above for Institutional short-Term Credit Ratings.

EXHIBIT B

PROXY VOTING POLICIES

OLD MUTUAL FUNDS

OLD MUTUAL CAPITAL, INC.

OLD MUTUAL FUND SERVICES

PROXY VOTING GUIDELINES

Each of the Old Mutual Funds has adopted these Proxy Voting Guidelines (the “Guidelines”) in accordance with Rule 30b1-4 under the Investment Company Act of 1940, as amended (the “Rule”). The Funds recognize that proxies have an economic value and in voting proxies, and seek to maximize the value of its investments and their shareholders’ assets.

The Funds believe that the voting of proxies for issuers of securities held in Fund portfolios is an economic asset that has direct investment implications. Moreover, the Funds believe that each portfolio’s investment adviser or sub-adviser is in the best position to assess the financial implications presented by proxy issues and the impact a particular vote may have on the value of a security. Consequently, the Funds generally assign proxy voting responsibilities to the investment managers responsible for the management of each respective Fund portfolio. In supervising this assignment, the Trustees of each Fund periodically will review the voting policies of each investment adviser or sub-adviser that manages a Fund portfolio that invests in voting securities. If an investment adviser to a Fund portfolio that invests in voting securities does not have a proxy policy which complies with the relevant portions of the Rule and the proxy voting rule under the Investment Advisers Act of 19401, that adviser will be required to follow these Guidelines.

General Proxy Voting Guidelines

In evaluating proxy issues, information from various sources may be considered including information from company management, shareholder groups, independent proxy research services, and others. In all cases, however, each proxy vote should be cast in a manner that seeks to maximize the value of a portfolio’s assets.

The Funds’ Guidelines as they relate to certain common proxy proposals are summarized below along with the Funds’ usual voting practice. As previously noted, an adviser or sub-adviser to a Fund will only be required to follow these Guidelines if it does not have a proxy voting policy that complies with applicable regulatory requirements.

Board of Directors

o

The Funds generally vote FOR proposals: (1) requesting board audit, compensation, and/or nominating committees be composed exclusively of independent directors; (2) seeking to repeal classified boards and seek to elect all directors annually; (3) seeking to restore shareholder ability to remove directors with or without cause; (4) seeking to permit shareholders to elect directors to fill board vacancies; (5) seeking to fix the size of the board; (6) requesting that a majority or more of directors be independent, and (7) by shareholders seeking to require that the position of chairman be filled by an independent director.

o	The Funds generally vote AGAINST proposals seeking to: (1) require directors to own a minimum amount of company stock; (2) limit the tenure of outside directors through term

_________________________

1 Rule 206(4)-6 and Rule 204-2 under the Investment Advisers Act of 1940, as amended.

B-1

limits or mandatory retirement age; (3) classify the board; (4) provide that directors may be removed only for cause; (5) provide that only continuing directors may elect replacements to fill board vacancies; (6) provide management the ability to alter the size of the board without shareholder approval; (7) require two candidates per board seat; (8) eliminate entirely directors’ and officers’ liability for monetary damages for violating the duty of care; and (9) provide indemnification that would expand coverage beyond just legal expenses to actions, such as negligence..

o

The Funds will evaluate on a case-by-case basis: (1) director nominees; (2) proposals on director and officer indemnification and liability protections, using Delaware law as the standard; and (3) proposals that establish or amend director qualifications.

Approval of Independent Auditors

o	The Funds generally vote FOR proposals seeking to ratify the selection of auditors.

o	The Funds will evaluate on a case-by-case basis proposals requesting: (1) companies to prohibit or limit their auditors from engaging in non-audit services and (2) audit firm rotation.

Shareholder Rights

o

The Funds generally vote FOR proposals seeking to: (1) remove restrictions on the right of shareholders to act independently of management; (2) allow or make easier shareholder action by written consent; and (3) lower supermajority shareholder vote requirements.

o

The Funds generally vote AGAINST proposals seeking to: (1) restrict or prohibit shareholder ability to call special meetings; (2) restrict or prohibit shareholder ability to take action by written consent; (3) require a supermajority shareholder vote; and (4) adopt fair price provisions with shareholder vote requirements greater than a majority of disinterested shares..

o	The Funds will evaluate on a case-by-case basis proposals seeking (1) to adopt a fair price provision and (2) open access.

Anti-Takeover Defenses and Voting Related Issues

o

The Funds generally vote FOR proposals: (1) to adopt confidential voting, use independent vote tabulators and use independent inspectors of elections; (2) by management seeking to change the date/time/location of the annual meeting; (3) by shareholders requesting a company to submit its poison pill for shareholder ratification or redeem it; (4) seeking to opt out of control share acquisition statutes; (5) seeking to restore voting rights to the control shares; and (6) seeking to adopt anti-greenmail charter or by-law amendments or otherwise restrict a company’s ability to make greenmail payments.

o

The Funds generally vote AGAINST proposals: (1) seeking to provide management with the authority to adjourn an annual or special meeting; (2) by shareholders seeking to change the date/time/location of the annual meeting; (3) seeking to eliminate cumulative voting; (4) seeking to amend the charter to include control share acquisition provisions; and (5) seeking to increase authorized common stock for the explicit purpose of implementing a shareholder rights plan (“poison pill”).

o	The Funds will evaluate on a case-by-case basis proposals: (1) regarding a bundled or conditioned proxy proposals; (2) requesting reimbursement of proxy solicitation

B-2

expenses; (3) requesting advance notice proposals; (4) seeking to restore or permit cumulative voting; (5) requesting to opt in or out of state takeover statutes; and (6) regarding anti-greenmail when bundled with other charter or bylaw amendments.

B-3

Corporate Governance

o

The Funds generally vote FOR proposals: (1) seeking to amend by-laws or charters for housekeeping changes; and (2) regarding reincorporation; and (3) give the board the ability to amend by bylaws, in addition to shareholders.

o	The Funds generally vote AGAINST proposals that give the board the exclusive ability to amend the bylaws.

o	The Funds will evaluate on a case-by-case basis proposals requesting a change in a company’s state of incorporation.

Capital Structure

o

The Funds generally vote FOR proposals seeking to: (1) increase common share authorization for a stock split; (2) implement a reverse stock split; (3) authorize preferred stock where the company specifies the rights of such stock and they appear reasonable; (4) reduce the par value of common stock; (5) institute open-market share repurchase plans in which all shareholders may participate in equal terms; (6) approve increases in common stock beyond the allowable increase when a company’s shares are in danger of being delisted or there is a going concern issue; and (7) create a new class of non-voting or sub-voting common stock.

o

The Funds generally vote AGAINST proposals seeking to: (1) increase the number of authorized shares that have superior voting rights at companies with dual-class capital structures; (2) authorize the creation of new classes of blank check preferred stock; (3) increase the number of blank check preferred stock when no shares have been issued or reserved for a specific purpose; and (4) create a new class of common stock with superior voting rights.

o

The Funds will evaluate on a case-by-case basis proposals seeking to: (1) seeking to increase the number of shares of common and preferred stock authorized for issue; (2) seeking to implement a reverse stock split that does not proportionately reduce the number of shares authorized for issue; (3) requesting preemptive rights; (4) regarding a debt restructuring plan; (5) regarding the creation of tracking stock; (6) regarding conversion of securities; (7) regarding the formation of a holding company; (8) regarding “going private” transactions; (9) regarding private placements; and (10) regarding recapitalizations.

Executive and Director Compensation

o

The Funds generally vote FOR proposals: (1) requesting additional disclosure of executive and director pay information; (2) requesting golden and tin parachutes submitted for shareholder ratification; (3) requesting shareholder approval in order to implement an employee stock option plan (“ESOP”) or to increase authorized shares for existing ESOPs, except where excessive; (4) seeking to implement a 401(k) savings plan for employees; (5) regarding plans which provide a dollar-for-dollar cash for stock exchange; (6) seeking to eliminate retirement plans for non-employee directors; (7) seeking to put option repricings to a shareholder vote; (8) asking the company to expense stock options; (9) seeking to simply amend shareholder approved compensation plans to comply with Omnibus Budget Reconciliation Act of 1987 (“OBRA laws”); (10) seeking to add performance goals to existing compensation plans to comply with OBRA laws; (11) requesting cash or cash and stock bonus plans that are submitted to shareholders for the purpose of examining compensation under OBRA laws; (12) seeking to put option repricings to a shareholder vote; (13) requesting to put extraordinary benefits contained in Supplemental Executive Retirement Plans (SERP) agreements to a shareholder vote; and (14 seeking to exclude pension fund income in the calculation of earnings used in determining executive bonuses/compensation.

B-4

o

The Funds generally vote AGAINST proposals: (1) seeking to set absolute levels of compensation; and (2) requiring director fees to be paid in stock only; (3) regarding plans that expressly permit the repricing of underwater stock options without shareholder approval; (4) for plans in which the CEO participates if there is a disconnect between the CEO’s pay and company performance and the main source of the pay increase is equity-based; (5) requesting retirement plans for non-employee directors; and (6) seeking equity plans where the company has a high average three-year burn rate..

o

The Funds will evaluate on a case-by-case basis proposals: (1) regarding compensation plans; (2) by management seeking approval to reprice options; (3) regarding employee stock purchase plans; (4) seeking to ratify or cancel golden or tin parachutes; (5) seeking to provide an option of taking all or a portion of cash compensation in the form of stock; (6) regarding plans which do not provide a dollar-for-dollar cash for stock exchange; (7) seeking to amend existing OBRA plans to increase shares reserved and to qualify for favorable tax treatment under the OBRA laws; (8) by shareholders regarding all other executive and director pay issues; and (9) seeking mandatory holding periods for executives to hold stock after option exercise.

Mergers and Corporate Restructurings

o	The Funds generally vote FOR proposals seeking to: (1) restore or provide shareholders with rights of appraisal and (2) change the corporate name.

o	The Funds generally vote AGAINST proposals requesting the board to consider non-shareholder constituencies or other non-financial effects when evaluating a merger or business combination.

o

The Funds will evaluate on a case-by-case basis proposals: (1) regarding mergers and acquisitions; (2) regarding spin-offs; (3) regarding asset sales; (4) regarding asset purchases; (5) regarding liquidations; (6) regarding joint ventures; and (7) seeking to maximize shareholder value.

Certain Foreign Securities

In certain foreign jurisdictions the voting of portfolio proxies can result in additional restrictions that have an economic impact or cost to the security, such as “share-blocking.” For example, a Fund may be prevented from selling shares of the foreign security for a period of time if the sub-advisor exercises its proxy voting rights. This is known as “share-blocking.” There are occasions where the proxy statements and ballots for foreign securities are not communicated to the Sub-Advisor in a timely manner based on the required timeframes of the local jurisdiction, or do not contain sufficient information on which to base a reasoned vote. Some foreign securities must be voted in person at the shareholder meeting.

The Funds recognize that voting a proxy might not be in the best interests of a Fund in these and other similar circumstances. Accordingly, the Funds may wish to abstain from a proxy vote based on a determination that casting a vote would not be in the economic best interests of the shareholders of the Funds.

Social and Environmental Issues

o

The Funds generally vote FOR proposals: (1) requesting additional information, particularly when it appears companies have not adequately addressed shareholders’ environmental concerns; (2) outlining vendor standards compliance; (3) outlining a company’s involvement in spaced-based weaponization; (4) outlining the company’s efforts to diversify the

B-5

board; (5) outlining the company’s affirmative action initiatives; and (6) outlining the company’s progress towards the Glass Ceiling Commission’s business recommendations.

o

The Funds generally vote AGAINST proposals: (1) seeking to completely phase out genetically engineered (GE) ingredients from the company’s products; (2) requesting a report on the health and environmental effects of genetically modified organisms; (3) seeking to label GE ingredients voluntarily; (4) requesting a report on a company’s policies aimed at curtailing gun violence; (5) requesting stronger tobacco product warnings, as such decisions are better left to public health authorities; (6) seeking to prohibit investment in tobacco equities, as such decisions are better left to public health authorities; (7) requesting the company to affirm political nonpartisanship in the workplace; (8) requesting, reporting or publishing in newspapers the company’s political contributions; (9) seeking to disallow or restrict the company from making political contributions; (10) requesting a list of company associates that have prior government service and whether such service had a bearing on the company; (11) implementing the China Principles; (12) requesting reports on foreign military sales or offsets; (13) requesting a company to cease production of nuclear weapons; and (14) requesting a report on the diversity efforts of suppliers and service providers.

o

The Funds will evaluate on a case-by-case basis proposals: (1) seeking to phase out the use of animals in product testing; (2) requesting the company to implement price restraints on pharmaceutical products; (3) requesting a report on the feasibility of labeling GE ingredients; (4) requesting a report on the financial, legal and environmental impact of continued use of GE ingredients; (5) requesting reports on the company’s procedures for preventing predatory lending; (6) regarding tobacco; (7) requesting a report outlining potential environmental damage from drilling in the Artic National Wildlife Refuge; (8) seeking to adopt the CERES Principles; (9) seeking to adopt a comprehensive recycling strategy; (10) seeking to invest in renewable energy sources; (11) seeking to review ways to link executive compensation to social factors; (12) requesting a report detailing the company’s operations in a particular country and steps to protect human rights; (13) seeking to implement certain human rights standards; (14) seeking to endorse or increase activity on the MacBride Principles; (15) requesting a company to renounce future involvement in antipersonnel landmine and cluster bomb production; (16) requesting a company to increase the diversity of the board; (17) calling for companies to report on the risks associated with outsourcing and/or offshoring; and (18) requesting a board committee to review and report outlining the company’s operations in Iran.

o	Other Situations

No Proxy Voting Guideline can anticipate all potential proxy voting issues that may arise. Consequently, other issues that appear on proxies are reviewed on a case-by-case basis and the Funds’ votes are cast in a manner that the Funds believe is in the best interest of the applicable portfolio and its shareholders.

Conflicts of Interest

The Fund recognizes that conflicts of interest exist, or may appear to exist, in certain circumstances when voting proxies. Since under normal circumstances the adviser or sub-adviser will be responsible for voting proxies related to securities held in a Frust portfolio, the portfolios themselves will not have a conflict of interest with Fund shareholders in the voting of proxies. The Funds expect each adviser and sub-adviser responsible for voting proxies to adopt policies that address the identification of material conflicts of interest that may exist and how such conflicts are to be resolved to ensure that voting decisions are based on what is in the best interest of each respective Fund portfolio and its shareholders and is not influenced by any conflicts of interest that the adviser or sub-adviser may have.

Fund of Funds

B-6

•

In the event that one or more Funds participates in a “fund of funds” arrangement with another Fund, the potential exists for an apparent or actual conflict of interest. For example, if the Fund of Funds invests in shares of another Fund (an “underlying Fund’) it is possible that the Fund of Funds may own a majority, if not all, of the shares or a class of shares of the underlying Fund, and thus control the outcome of the proxy vote in the underlying Fund. In such circumstances, it is the policy of the Fund of Funds to vote proxies of the underlying Fund in a manner the independent Trustees believe is in the best interest of the Fund of Funds

Disclosure of Proxy Voting Guidelines and Voting Records

The Funds will fully comply with all applicable disclosure obligations under the Rule. These include the following:

•

Disclosure in shareholder reports that a description of the Funds’ Proxy Voting Guidelines are available upon request without charge and information about how it can be obtained (e.g., Trust website, SEC web site, and toll free phone number).

•	Disclosure in the Funds’ Statements of Additional Information (SAI) the actual policies used to vote proxies.

•

Disclosure in shareholder reports and in the SAI that information regarding how the Funds voted proxies during the most recent twelve month period ended June 30 is available without charge and how such information can be obtained.

The Funds will file all required reports regarding the Funds’ respective actual proxy voting records on Forms N-PX on an annual basis as required by the Rule. This voting record will also be made available to shareholders.

The Funds will respond to all requests for guideline descriptions or proxy records within three (3) business days of such request.

Maintenance of Proxy Voting Records

The Funds’ administrators, advisers, and/or sub-advisers will be responsible for maintaining all appropriate records related to the voting of proxies held in a Fund portfolio as required by the Rule. These records include proxy ballots, share reconciliation reports, recommendation documentation, and other pertinent supporting documentation relating to a particular proxy. Applicable records shall be maintained for a period of six (6) years.

Review of Proxy Voting Guidelines

This guideline as well as the proxy voting guidelines of all Fund advisers and sub-advisers will be reviewed at least annually. This review will include, but will not necessarily be limited to, any proxy voting issues that may have arisen or any material conflicts of interest that were identified and the steps that were taken to resolve those conflicts.

OLD MUTUAL CAPITAL, INC.

PROXY VOTING POLICY

Introduction

Old Mutual Capital, Inc. (“OM Capital”) recognizes that proxies have an economic value and OM Capital seeks to maximize that economic value by ensuring that votes are cast in a manner that it believes to be in the best interest of the affected client(s). Proxies are considered client assets and are to be managed with the same care, skill and diligence as all other client assets. While OM Capital generally delegates proxy voting authority and responsibility to sub-advisers, such sub-advisers are expected to adhere to this Policy, relevant securities laws, as well as their own internal proxy voting policies.

Proxy Oversight Committee

OM Capital has established a Proxy Oversight Committee (the “Committee”), consisting of the Investment Officer, General Counsel, Chief Compliance Officer and Treasurer. The Committee is primarily responsible for:

•	Approving OM Capital’s Proxy Voting Policy (the “Policy”) and related Procedures;
•	Reviewing the proxy voting policies of sub-advisers;
•	Acting as a resource for sub-advisers on proxy matters, when requested.

The Committee reviews each sub-adviser’s proxy voting policy to ensure that such policies are complicit with relevant securities laws and to ensure that they have established reasonable controls designed to identify and resolve material conflicts of interest. The Committee is also available to serve as a potential resource for the sub-advisers in determining how to resolve material conflicts of interest when voting a proxy for a client of OM Capital, Inc. Sub-advisers are not mandated to use the Committee in this capacity.

Disclosure to Clients

OM Capital’s Form ADV will include a description of this Policy and, upon request; OM Capital will provide clients a copy of the complete Policy. OM Capital will also provide to clients, upon request, information on how their securities were voted.

PROXY VOTING PROCEDURES

Sub-Adviser Proxy Voting Reports

Each sub-adviser is required to prepare a Proxy Voting Record Report for the Committee on a periodic basis. The Proxy Voting Record Report includes all proxies that were voted during a period of time. Each sub-adviser also prepares a Proxy Conflict of Interest Report that documents all instances where a material conflict of interest was identified and the resolution of the material conflict of interest.

Maintenance of Proxy Voting Records

The following records are maintained for a period of six years, with records being maintained for the first two years on site:

•	These policy and procedures, and any amendments thereto;
•	Various reports prepared according to the above procedures; and
•	Each written client request for information and a copy of any written response by OM Capital to a client’s written or oral request for information.
•	Each sub-adviser will maintain the records required to be maintained under the federal securities laws.

R-08-XXX 02/2008

B-7

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STATEMENT OF ADDITIONAL INFORMATION

Dated April 7, 2008

TRUST:

Old Mutual Funds I

FUNDS:

Old Mutual Analytic VA Defensive Equity Portfolio

Old Mutual Analytic VA Global Defensive Equity Portfolio

INVESTMENT ADVISER:

Old Mutual Capital, Inc.

This Statement of Additional Information (“SAI”) is not a prospectus. It is intended to provide additional information regarding the activities and operations of Old Mutual Funds I and the Funds named above (each, a “Fund” and collectively, the “Funds”). It should be read in conjunction with the current Prospectuses for the Funds, dated April 7, 2008, which may be obtained without charge by calling 888-772-2888.

The audited financial statements for each Fund for the fiscal year ended December 31, 2007 are incorporated in this SAI by reference to the Funds’ annual report to shareholders. You may obtain a copy of the Funds’ latest annual report at no charge by calling the phone number noted above.

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THE TRUST AND THE FUNDS	1
INVESTMENT RESTRICTIONS	1
PERMITTED INVESTMENTS AND RISK CONSIDERATIONS	3
PORTFOLIO TURNOVER	31
PORTFOLIO HOLDINGS DISCLOSURE POLICY	31
TRUSTEES AND OFFICERS OF THE TRUST	33
THE ADVISER	39
THE SUB-ADVISERS	41
THE DISTRIBUTOR	43
THE ADMINISTRATOR AND SUB-ADMINISTRATOR	44
OTHER SERVICE PROVIDERS	46
FUND TRANSACTIONS	46
DESCRIPTION OF SHARES	49
VOTING RIGHTS	49
PURCHASES AND REDEMPTIONS OF SHARES	50
DETERMINATION OF NET ASSET VALUE	51
TAXES	52
PERFORMANCE INFORMATION	54
EXHIBIT A – CREDIT RATINGS	A-1
EXHIBIT B – PROXY VOTING POLICIES	B-1

THE TRUST AND THE FUNDS

Old Mutual Funds I (the “Trust”) was created as a Delaware statutory trust on May 27, 2004 and is registered with the Securities and Exchange Commission (“SEC”) as an open-end, management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). Prior to November 19, 2007 the Trust was named “Old Mutual Advisor Funds.” The Funds are series funds of the Trust.

Shareholders may purchase shares of the Funds through two separate share classes: Initial Class and Service Class. Each class has the same voting rights and privileges as the other share classes of the Funds, except that (i) each class is subject to different sales charges (loads); (ii) each class is subject to different distribution fees, which, if applicable, are paid pursuant to a Distribution Plan adopted under Rule 12b-1 of the 1940 Act; (iii) each class may be subject to different service fees; (iv) each class may be subject to different exchange privileges; and (v) each class has exclusive voting rights with respect to matters affecting only that class. Except for these differences, each share class of the Funds represents an equal proportionate interest in the Funds. See the section in this SAI entitled “Description of Shares” for more information. No investment in shares of the Funds should be made without first reading the Funds’ Prospectus. Capitalized terms not defined in this SAI are defined in the Funds’ Prospectus.

INVESTMENT RESTRICTIONS

FUNDAMENTAL INVESTMENT RESTRICTIONS

Each Fund has adopted certain investment restrictions as fundamental policies. These restrictions cannot be changed without approval by the holders of a majority of the outstanding voting securities of a Fund. Such majority is defined in the 1940 Act as the lesser of (i) 67% or more of the voting securities of a Fund present in person or by proxy at a meeting, if the holders of more than 50% of the outstanding voting securities are present or represented by proxy; or (ii) more than 50% of the outstanding voting securities of a Fund.

Several of these fundamental investment restrictions include the defined term “1940 Act Laws, Interpretations, and Exemptions.” This term means the 1940 Act and the rules and regulations promulgated thereunder, as such statutes, rules, and regulations are amended from time to time or are interpreted from time to time by the staff of the SEC and any exemptive order or similar relief granted to the Funds.

1.         The investment objective, as stated below, of the following Fund is fundamental and may not be changed without approval by the holders of a majority of such Fund's outstanding voting shares. A Fund cannot guarantee that its investment objective will be realized.

Fund	Investment Objective
Old Mutual Analytic Global Defensive Equity Fund	Capital appreciation

2.         Each Fund is a “diversified company” as defined in the 1940 Act. This means that each such Fund will not purchase the securities of any issuer if, as a result, such Fund would fail to be a diversified company within the meaning of the 1940 Act Laws, Interpretations, and Exemptions. This restriction does not prevent the Funds from purchasing the securities of other investment companies to the extent permitted by the 1940 Act Laws, Interpretations, and Exemptions.

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3.         No Fund may borrow money or issue senior securities, except as permitted by the 1940 Act Laws, Interpretations, and Exemptions.

Please refer to non-fundamental investment restriction number 3 for further information.

4.         No Fund may underwrite the securities of other issuers. This restriction does not prevent a Fund from engaging in transactions involving the acquisition, disposition, or resale of its portfolio securities, regardless of whether such Fund may be considered to be an underwriter under the Securities Act of 1933, as amended.

5.         Old Mutual Analytic VA Defensive Equity Portfolio and Old Mutual Analytic VA Global Defensive Equity Portfolio will not make investments that will result in the concentration (as that term may be defined or interpreted by the 1940 Act Laws, Interpretations, and Exemptions) of each such Fund’s investments in the securities of issuers primarily engaged in the same industry. This restriction does not limit a Fund’s investments in (i) obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities. In complying with this restriction, a Fund will not consider a bank-issued guaranty or financial guaranty insurance as a separate security.

6.         No Fund may purchase or sell real estate unless acquired as a result of ownership of securities or other instruments. This restriction does not prevent a Fund from investing in issuers that invest, deal, or otherwise engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interests therein.

7.         No Fund may purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments. This restriction does not prevent a Fund from engaging in transactions involving futures contracts and options thereon or investing in securities that are secured by physical commodities.

8.         No Fund may make personal loans or loans of its assets to persons who control or are under common control with such Fund, except to the extent permitted by the 1940 Act Laws, Interpretations, and Exemptions. This restriction does not prevent a Fund from, among other things, purchasing debt obligations, entering repurchase agreements, loaning its assets to broker-dealers or institutional investors, or investing in loans, including assignments and participation interests.

Please refer to non-fundamental investment restriction number 4 for further information.

NON-FUNDAMENTAL INVESTMENT RESTRICTIONS

Each Fund has also adopted certain non-fundamental investment restrictions. A non-fundamental investment restriction may be amended by the Board without a vote of shareholders.

1.         No Fund may invest more than 15% of its net assets in illiquid securities. This limitation does not include any Rule 144A restricted security that has been determined by, or pursuant to procedures established by, the Board, based on trading markets for such security, to be liquid.

2.         In complying with the fundamental investment restriction regarding borrowing and issuing senior securities, a Fund may borrow from banks, broker-dealers, or current and future funds advised by the Adviser or an affiliate of the Adviser as well as portfolios of other registered investment companies whose investment adviser is controlling, controlled by or under common control with the Adviser (“Affiliated Funds”) on such terms and conditions as the SEC may require in an exemptive order on which the Funds may rely. A Fund may not borrow for leveraging, but may borrow for temporary or emergency purposes,

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in anticipation of or in response to adverse market conditions, or for cash management purposes. A Fund may not purchase additional securities when borrowings exceed 5% of such Fund’s total assets.

3.         Old Mutual Analytic Defensive Equity Fund and Old Mutual Analytic Global Defensive Equity Fund may not borrow money, except that: (i) each such Fund may borrow from banks (as that term may be defined or interpreted by the 1940 Act Laws, Interpretations, and Exemptions) or enter into reverse repurchase agreements, in amounts up to 33 1/3% of its total assets (including the amount borrowed); (ii) each such Fund may borrow up to an additional 5% of its total assets for temporary purposes; (iii) each such Fund may obtain such short-term credit as may be necessary for the clearance of purchases and sales of portfolio securities; and (iv) each such Fund may purchase securities on margin and engage in short sales to the extent permitted by applicable law.

Notwithstanding the investment restrictions above, each such Fund may not borrow amounts in excess of 33 1/3% of its total assets, taken at market value, and then only from banks as a temporary measure for extraordinary or emergency purposes such as the redemption of portfolio shares. Each such Fund will not purchase securities while borrowings are outstanding except to exercise prior commitments and to exercise subscription rights.

4.         In complying with the fundamental restriction with regard to making loans, a Fund may lend up to 33 1/3% of its total assets and may lend money to other Affiliated Funds, on such terms and conditions as the SEC may require in an exemptive order on which a Fund may rely.

5.         Notwithstanding the fundamental investment restriction with regard to investing all assets in an open-end fund, a Fund may (i) purchase securities of other investment companies as permitted by Section 12(d)(1) of the 1940 Act; and (ii) invest its assets in securities of other money market funds and lend money to other Affiliated Funds, subject to the terms and conditions of any exemptive orders issued by the SEC on which such Fund may rely.

6.         No Fund may acquire any securities of registered open-end investment companies or registered unit investment trusts in reliance on Section 12(d)(1)(F) or 12(d)(1)(G) of the 1940 Act.

A Fund will determine compliance with the fundamental and non-fundamental investment restriction percentages above (with the exception of the restriction relating to borrowing) and other investment restrictions in this SAI immediately after and as a result of its acquisition of such security or other asset. Accordingly, a Fund will not consider changes in values, net assets, or other circumstances when determining whether the investment complies with its investment restrictions.

PERMITTED INVESTMENTS AND RISK CONSIDERATIONS

The Prospectuses discuss the principal investment strategies and risks of the Funds. This section of the SAI supplements the discussions of the Funds’ investment strategies and policies discussed in the Prospectuses.

EQUITY SECURITIES

Equity securities include common stocks, preferred stocks, and securities convertible into common stocks, such as rights, warrants, and convertible debt securities. Equity securities may be issued by either established, well-capitalized companies, or newly-formed, small-cap companies, and may trade on regional or national stock exchanges or in the over-the-counter market.

Common Stocks. Common stocks are securities that represent units of ownership in a company. Common stocks usually carry voting rights and earn dividends. Unlike preferred stocks, which are

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described below, dividends on common stocks are not fixed but are declared at the discretion of the board of directors of the issuing company.

Convertible Securities. Convertible securities include convertible debt obligations and convertible preferred stock. A convertible security entitles the holder to exchange it for a fixed number of shares of common stock (or other equity security), usually at a fixed price within a specified period of time. Until conversion, the owner of convertible securities usually receives the interest paid on a convertible bond or the dividend preference of a preferred stock.

A convertible security has an "investment value," which is a theoretical value determined by the yield it provides in comparison with similar securities without the conversion feature. Investment value changes are based upon prevailing interest rates and other factors. It also has a "conversion value," which is the market value the convertible security would have if it were exchanged for the underlying equity security. Convertible securities may be purchased at varying price levels above or below their investment values or conversion values. Conversion value is a simple mathematical calculation that fluctuates directly with the price of the underlying security. However, if the conversion value is substantially below the investment value, the market value of the convertible security is governed principally by its investment value. If the conversion value is near or above the investment value, the market value of the convertible security generally will rise above the investment value. In such cases, the market value of the convertible security may be higher than its conversion value, due to the combination of the convertible security's right to interest (or dividend preference) and the possibility of capital appreciation from the conversion feature. However, there is no assurance that any premium above investment value or conversion value will be recovered because prices change and, as a result, the ability to achieve capital appreciation through conversion may be eliminated.

The Funds may purchase convertible securities and preferred stocks rated in medium and lower categories by Moody's Investor Services, Inc. (“Moodys”) or Standard & Poor’s (“S&P”) (Ba or less by Moody's and BB or less by S&P), but none rated lower than B. The Funds also may invest in unrated convertible securities and preferred stocks if it is believed that they are equivalent in quality to the rated securities that a Fund may buy. (Exhibit A to this SAI provides a description of such security ratings.)

The Funds may also create a “synthetic” convertible security by combining separate securities that possess the two principal characteristics of a true convertible security, i.e., fixed-income securities (“fixed-income component”) and the right to acquire equity securities (“convertible component”). The fixed-income component is achieved by investing in non-convertible, fixed-income securities such as bonds, preferred stocks, and money market instruments. The convertible component is achieved by investing in warrants or options to buy common stock at a certain exercise price or options on a stock index. The Funds may also purchase synthetic securities created by other parties, typically investment banks, including convertible structured notes. Convertible structured notes are fixed-income debentures linked to equity. Convertible structured notes have the attributes of a convertible security; however, the investment bank that issued the convertible note assumes the credit risk associated with the investment, rather than the issuer of the underlying common stock into which the note is convertible. Purchasing synthetic convertible securities may offer more flexibility than a purchase of a convertible security. Different companies may issue the fixed-income and convertible components, which may be purchased separately and at different times. Synthetic convertible securities are considered convertible securities for purposes of a Fund’s investment policies.

A Fund’s investments in convertible securities or other securities may generate taxable income, which may be treated differently for income tax and book income purposes. These differences in timing may result in the acceleration of income for income tax purposes, and may result in the recharacterization of capital gains and losses as ordinary income, thereby affecting the amount of required fund distributions.

Initial Public Offerings (“IPOs”). A Fund may invest a portion of its assets in securities of companies offering shares in IPOs. IPOs may have a magnified performance impact on a Fund with a small asset base. The impact of IPOs on a Fund’s performance likely will decrease as a Fund’s asset size increases, which could reduce a Fund’s total returns. IPOs may not be consistently available to a Fund for investing,

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particularly as a Fund’s asset base grows. Because IPO shares frequently are volatile in price, a Fund may hold IPO shares for a very short period of time. This may increase the turnover of a Fund’s portfolio and may lead to increased expenses for a Fund, such as commissions and transaction costs. By selling IPO shares, a Fund may realize taxable gains it will subsequently distribute to shareholders. In addition, the market for IPO shares can be speculative and/or inactive for extended periods of time. The limited number of shares available for trading in some IPOs may make it more difficult for a Fund to buy or sell significant amounts of shares without an unfavorable impact on prevailing prices. Holders of IPO shares can be affected by substantial dilution in the value of their shares, by sales of additional shares, and by concentration of control in existing management and principal shareholders.

A Fund’s investment in IPO shares may include the securities of unseasoned companies (companies with less than three years of continuous operations), which presents risks considerably greater than common stocks of more established companies. These companies may have limited operating histories and their prospects for profitability may be uncertain. These companies may be involved in new and evolving businesses and may be vulnerable to competition and changes in technology, markets, and economic conditions. They may be more dependent on key managers and third parties and may have limited product lines.

Interests in Publicly Traded Limited Partnerships. Interests in publicly traded limited partnerships (limited partnership interests or units) represent equity interests in the assets and earnings of the partnership’s trade or business. Unlike common stock in a corporation, limited partnership interests have limited or no voting rights. However, many of the risks of investing in common stocks are still applicable to investments in limited partnership interests. In addition, limited partnership interests are subject to risks not present in common stock. Also, since publicly traded limited partnerships are a less common form of organizational structure than corporations, the limited partnership units may be less liquid than publicly traded common stock. Also, because of the difference in organizational structure, the fair value of limited partnership units in a Fund’s portfolio may be based either upon the current market price of such units, or if there is no current market price, upon the pro rata value of the underlying assets of the partnership. Limited partnership units also have the risk that the limited partnership might, under certain circumstances, be treated as a general partnership giving rise to broader liability exposure to the limited partners for activities of the partnership. Further, the general partners of a limited partnership may be able to significantly change the business or asset structure of a limited partnership without the limited partners having any ability to disapprove any such changes. In certain limited partnerships, limited partners may also be required to return distributions previously made in the event that excess distributions have been made by the partnership, or in the event that the general partners, or their affiliates, are entitled to indemnification.

Over-The-Counter (“OTC”) Market. In contrast to the securities exchanges, the OTC market is not a centralized facility that limits trading activity to securities of companies that initially satisfy certain defined standards. Generally, the volume of trading in an unlisted or OTC common stock is less than the volume of trading in a listed stock. This means that the depth of market liquidity of some stocks in which a Fund invests may not be as great as that of other securities and, if a Fund was to dispose of such a stock, they might have to offer the shares at a discount from recent prices, or sell the shares in small lots over an extended period of time.

Preferred Stocks. Preferred stocks are also units of ownership in a company. Preferred stocks normally have preference over common stock in the payment of dividends and the liquidation of the company. However, in all other respects, preferred stocks are subordinated to the liabilities of the issuer. Unlike common stocks, preferred stocks are not always entitled to vote on corporate matters. Types of preferred stocks include adjustable-rate preferred stock, fixed dividend preferred stock, perpetual preferred stock, and sinking fund preferred stock. Generally, the market values of preferred stock with a fixed dividend rate and no conversion element varies inversely with interest rates and perceived credit risk.

Rights and Warrants. Rights and warrants are securities which entitle the holder to purchase the securities of a company (usually, its common stock) at a specified price during a specified time period. The value of a right or warrant is affected by many of the same factors that determine the prices of

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common stocks. Rights and warrants may be purchased directly or acquired in connection with a corporate reorganization or exchange offer. A right is an instrument granting rights to existing shareholders of a corporation to subscribe to shares of a new issue of common stock at below the public offering price before the stock is offered to the public. A warrant is an instrument issued by a corporation that gives the holder the right to subscribe to a specific amount of the corporation's capital stock at a set price for a specified period of time. Rights and warrants do not represent ownership of the securities, but only the right to buy the securities. The prices of rights and warrants do not necessarily move parallel to the prices of underlying securities. Rights and warrants may be considered speculative in that they have no voting rights, pay no dividends and have no rights with respect to the assets of a corporation issuing them.

Small and Medium Capitalization Stocks. Investments in common stocks in general are subject to market risks that may cause their prices to fluctuate over time. Therefore, an investment in a Fund may be more suitable for long-term investors who can bear the risk of these fluctuations. Investment in small and medium capitalization companies involves greater risk and price volatility than that customarily associated with investments in larger, more established companies. This increased risk may be due to the greater business risks of their small or medium size, limited markets and financial resources, narrow product lines, and frequent lack of management depth. The securities of small and medium capitalization companies are often traded in the over-the-counter market and might not be traded in volumes typical of securities traded on a national securities exchange. Thus, the securities of small and medium capitalization companies are likely to be less liquid and subject to more abrupt or erratic market movements than securities of larger, more established companies.

Technology Companies. Stocks of technology companies have tended to be subject to greater volatility than securities of companies that are not dependent upon or associated with technological issues. Technology companies operate in various industries. Since these industries frequently share common characteristics, an event or issue affecting one industry may significantly influence other, related industries. For example, technology companies may be strongly affected by worldwide scientific or technological developments and their products and services may be subject to governmental regulation or adversely affected by governmental policies.

General Risks of Investing in Stocks. While investing in stocks allows shareholders to participate in the benefits of owning a company, such shareholders must accept the risks of ownership. Unlike bondholders, who have preference to a company’s earnings and cash flow, preferred shareholders, followed by common shareholders in order of priority, are entitled only to the residual amount after a company meets its other obligations. For this reason, the value of a company’s stock will usually react more strongly to actual or perceived changes in the company’s financial condition or prospects than its debt obligations. Shareholders of a company that fares poorly can lose money.

Stock markets tend to move in cycles with short or extended periods of rising and falling stock prices. The value of a company’s stock may fall because of:

•	factors that directly relate to that company, such as decisions made by its management or lower demand for the company’s products or services;
•	factors affecting an entire industry, such as increases in production costs; and
•	changes in financial market conditions that are relatively unrelated to the company or its industry, such as changes in interest rates, currency exchange rates or inflation rates.

Because preferred stock is generally junior to debt securities and other obligations of the issuer, deterioration in the credit quality of the issuer will cause greater changes in the value of a preferred stock than in a more senior debt security with similar stated yield characteristics.

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DEBT SECURITIES

Debt securities include bonds, notes and other securities that give the holder the right to receive fixed amounts of principal, interest, or both on a date in the future or on demand. Debt securities also are often referred to as fixed-income securities, even if the rate of interest varies over the life of the security.

Bankers’ Acceptance. A banker's acceptance is a time draft drawn by a borrower on a commercial bank, usually relating to an international commercial transaction. It is used by corporations to finance the shipment and storage of goods and to furnish dollar exchange. Maturities are generally six months or less.

Bank Obligations. The Funds will only invest in a security issued by a commercial bank if the bank:

•	has total assets of at least $1 billion, or the equivalent in other currencies; and
•	is either a U.S. bank and a member of the Federal Deposit Insurance Corporation; or
•	is a foreign branch of a U.S. bank and the Adviser or Sub-Adviser believes the security is of an investment quality comparable with other debt securities that a Fund may purchase.

Certificate of Deposit. A certificate of deposit is a short-term obligation of a bank. Certificates of deposit are issued by banks and savings and loan institutions in exchange for the deposit of funds and normally can be traded in the secondary market prior to maturity. However, certificates of deposit generally carry penalties for early withdrawal and may, under certain circumstances, be considered illiquid.

Commercial Paper and Other Cash Equivalents. Commercial paper is the term for short-term promissory notes issued by corporations to meet current working capital needs. Commercial paper may be unsecured by the corporation's assets but may be backed by a letter of credit from a bank or other financial institution. The letter of credit enhances the paper's creditworthiness. The issuer is directly responsible for payment but the bank “guarantees" that if the note is not paid at maturity by the issuer, the bank will pay the principal and interest to the buyer. The creditworthiness of the institution issuing the letter of credit will be considered, as well as the creditworthiness of the issuer of the commercial paper, when purchasing paper enhanced by a letter of credit. Commercial paper is sold either in an interest-bearing form or on a discounted basis, with maturities not exceeding 270 days.

Corporate Bonds. Corporations issue bonds and notes to raise money for working capital or for capital expenditures such as plant construction, equipment purchases, and expansion. In return for the money loaned to the corporation by investors, the corporation promises to pay investors interest, and repay the principal amount of the bond or note.

Demand Instruments. Certain instruments may involve a conditional or unconditional demand feature, which permits the holder to demand payment of the principal amount of the instrument. Demand instruments may include variable amount master demand notes.

Municipal Lease Obligations. A Fund may invest in municipal lease obligations. Although a municipal lease obligation does not constitute a general obligation of the municipality for which the municipality’s taxing power is pledged, a municipal lease obligation is ordinarily backed by the municipality’s covenant to budget for, appropriate and make the payments due under the municipal lease obligation. However, certain lease obligations contain “non-appropriation” clauses, which provide that the municipality has no obligation to make lease or clauses which provide that the municipality has no obligation to make lease or installment purchase payments in future years unless money is appropriated for such purpose on a yearly basis. Although “non-appropriation” lease obligations are secured by the leased property, disposition of the property in the event of foreclosure might prove difficult. In addition, the tax treatment of such obligations in the event of non-appropriation is unclear.

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Pay-In-Kind Securities. A Fund may invest in securities which pay interest either in cash or additional securities. These securities are generally high yield securities and, in addition to the other risks associated with investing in high yield securities, are subject to the risks that the interest payments which consist of additional securities are also subject to the risks of high yield securities.

Senior Loans. Senior loans generally are arranged through private negotiations between a borrower and the lenders represented in each case by one or more agents of the several lenders. Senior loans in which a Fund may purchase interests generally pay interest at rates that are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally Prime Rate, LIBOR, the CD rate, or other base lending rates used by commercial lenders. The senior loans in a Fund’s investment portfolio will at all times have a dollar-weighted average time until next interest rate redetermination of 180 days or less. Because of prepayment provisions, the actual remaining maturity of senior loans may vary substantially from the stated maturity of such loans.

Step Coupon Bonds (“Steps”). A Fund may invest in debt securities, which pay interest at a series of different rates (including 0%) in accordance with a stated schedule for a series of periods. In addition to the risks associated with the credit rating of the issuers, these securities may be subject to more volatility risk than fixed rate debt securities.

Structured Notes. A Fund may invest in structured notes, including “total rate of return swaps,” with rates of return determined by reference to the total rate of return on one or more loans referenced in such notes. The rate of return on the structured note may be determined by applying a multiplier to the rate of total return on the referenced loan or loans. Application of a multiplier is comparable to the use of leverage, which magnifies the risk of loss, because a relatively small decline in the value of a referenced note could result in a relatively large loss in value. Structured notes are treated as senior loans.

Tender Option Bonds. A tender option bond is a municipal security (generally held pursuant to a custodial arrangement) having a relatively long maturity and bearing interest at a fixed rate substantially higher than prevailing short-term tax-exempt rates, that has been coupled with the agreement of a third party, such as a bank, broker-dealer, or other financial institution, pursuant to which such institution grants the security holders the option, at periodic intervals, to tender their securities to the institution and receive the face value thereof. As consideration for providing the option, the financial institution receives periodic fees equal to the difference between the municipal security’s fixed coupon rate and the rate, as determined by a remarketing or similar agent at or near the commencement of such period, that would cause the securities, coupled with the tender option, to trade at par on the date of such determination. Thus, after payment of this fee, the security holder effectively holds a demand obligation that bears interest at the prevailing short-term tax-exempt rate. With respect to a Fund, the Adviser or Sub-Adviser will consider on an ongoing basis the creditworthiness of the issuer of the underlying municipal securities, of any custodian, and of the third-party provider of the tender option. In certain instances and for certain tender option bonds, the option may be terminable in the event of a default in payment of principal of interest on the underlying municipal securities and for other reasons.

Time Deposits. A time deposit is a non-negotiable receipt issued by a bank in exchange for the deposit of funds. Like a certificate of deposit, it earns a specified rate of interest over a definite period of time; however, it cannot be traded in the secondary market. Time deposits with a withdrawal penalty are considered to be illiquid securities.

U.S. Government Securities - U.S. government securities are securities issued by the U.S. Treasury (treasury securities) and securities issued by a federal agency or a government-sponsored entity (agency securities). Treasury securities include treasury bills, which have initial maturities of less than one year, and treasury notes, which have initial maturities of one to ten years, and treasury bonds, which have initial maturities of at least ten years, and certain types of mortgage-backed securities. This SAI discusses mortgage-backed treasury and agency securities in detail in the section entitled “Mortgage-Backed Securities” below.

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The full faith and credit of the U.S. government supports treasury securities. Unlike treasury securities, the full faith and credit of the U.S. government generally does not back agency securities. Agency securities are typically supported in one of three ways:

•	by the right of the issuer to borrow from the U.S. Treasury;
•	by the discretionary authority of the U.S. government to buy the obligations of the agency; or
•	by the credit of the sponsoring agency.

While U.S. government securities are guaranteed as to principal and interest, their market value is not guaranteed. U.S. government securities are subject to the same interest rate and credit risks as other fixed income securities. However, since U.S. government securities are of the highest quality, the credit risk is minimal. The U.S. government does not guarantee the net asset value of the assets of a Fund.

Yankee Bonds - Yankee bonds are dollar-denominated bonds issued inside the United States by foreign entities. Investment in these securities involve certain risks which are not typically associated with investing in domestic securities.

Zero Coupon Bonds - These securities make no periodic payments of interest, but instead are sold at a discount from their face value. When held to maturity, their entire income, which consists of accretion of discount, comes from the difference between the issue price and their value at maturity. The amount of the discount rate varies depending on factors, including the time remaining until maturity, prevailing interest rates, the security’s liquidity, and the issuer’s credit quality. The market value of zero coupon securities may exhibit greater price volatility than ordinary debt securities because a stripped security will have a longer duration than an ordinary debt security with the same maturity. A Fund’s investments in pay-in-kind, delayed, and zero coupon bonds may require it to sell certain of its portfolio securities to generate sufficient cash to satisfy certain income distribution requirements.

These securities may include treasury securities that have had their interest payments (“coupons”) separated from the underlying principal (“corpus”) by their holder, typically a custodian bank or investment brokerage firm. Once the holder of the security has stripped or separated corpus and coupons, it may sell each component separately. The principal or corpus is then sold at a deep discount because the buyer receives only the right to receive a future fixed payment on the security and does not receive any rights to periodic interest (cash) payments. Typically, the coupons are sold separately or grouped with other coupons with like maturity dates and sold bundled in such form. The underlying treasury security is held in book-entry form at the Federal Reserve Bank or, in the case of bearer securities (i.e., unregistered securities which are owned ostensibly by the bearer or holder thereof), in trust on behalf of the owners thereof. Purchasers of stripped obligations acquire, in effect, discount obligations that are economically identical to the zero coupon securities that the U.S. Treasury sells itself.

The U.S. Treasury has facilitated transfers of ownership of zero coupon securities by accounting separately for the beneficial ownership of particular interest coupon and corpus payments on Treasury securities through the Federal Reserve book-entry record keeping system. Under a Federal Reserve program known as “STRIPS” or “Separate Trading of Registered Interest and Principal of Securities,” a Fund may record its beneficial ownership of the coupon or corpus directly in the book-entry record-keeping system.

Factors Affecting the Value of Debt Securities. The total return of a debt instrument is composed of two elements: the percentage change in the security’s price and interest income earned. The yield to maturity of a debt security estimates its total return only if the price of the debt security remains unchanged during the holding period and coupon interest is reinvested at the same yield to maturity. The total return of a debt instrument, therefore, will be determined not only by how much interest is earned, but also by how much the price of the security and interest rates change.

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Interest Rates. The price of a debt security generally moves in the opposite direction from interest rates (i.e., if interest rates go up, the value of the bond will go down, and vice versa).

Prepayment Risk. This risk affects mainly mortgage-backed and asset-backed securities. Unlike other debt securities, falling interest rates can hurt mortgage-backed securities, which may cause your share price to fall. Lower rates motivate people to pay off mortgage-backed and asset-backed securities earlier than expected. A Fund may then have to reinvest the proceeds from such prepayments at lower interest rates, which can reduce its yield. The unexpected timing of mortgage and asset-backed prepayments caused by the variations in interest rates may also shorten or lengthen the average maturity of a Fund. If left unattended, drifts in the average maturity of a Fund can have the unintended effect of increasing or reducing the effective duration of a Fund, which may adversely affect the expected performance of a Fund.

Call Risk. During periods of declining interest rates, the issuer of a security may exercise its option to prepay principal earlier than scheduled, forcing a Fund to reinvest in lower yielding securities. This is known as a call risk. Debt securities frequently have call features that allow the issuer to repurchase the security prior to its stated maturity. An issuer may redeem an obligation if the issuer can refinance the debt at a lower cost due to declining interest rates or an improvement in the credit standing of the issuer.

Extension Risk. The other side of prepayment risk occurs when interest rates are rising. Rising interest rates can cause a Fund’s average maturity to lengthen unexpectedly due to a drop in mortgage or other loan prepayments. This would increase the sensitivity of a Fund to rising rates and its potential for price declines. Extending the average life of a mortgage-backed security increases the risk of depreciation due to future increases in market interest rates. For these reasons, mortgage-backed or asset-backed securities may be less effective than other types of debt securities as a means of “locking in” interest rates.

Credit Rating. Coupon interest is offered to shareholders of debt securities as compensation for assuming risk, although short-term Treasury securities, such as 3-month treasury bills, are considered “risk free.” Corporate securities offer higher yields than Treasury securities because their payment of interest and complete repayment of principal is less certain. The credit rating or financial condition of an issuer may affect the value of a debt security. Generally, the lower the quality rating of a security, the greater the risks that the issuer will fail to pay interest and return principal. To compensate shareholders for taking on increased risk, issuers with lower credit ratings usually offer their shareholders a higher “risk premium” in the form of higher interest rates above comparable Treasury securities.

Changes in shareholder confidence regarding the certainty of interest and principal payments of a corporate debt security will result in an adjustment to this “risk premium.” If an issuer’s outstanding debt carries a fixed coupon, adjustments to the risk premium must occur in the price, which affects the yield to maturity of the bond. If an issuer defaults or becomes unable to honor its financial obligations, the bond may lose some or all of its value.

A security rated within the four highest rating categories by a rating agency is called “investment-grade” because its issuer is more likely to pay interest and repay principal than an issuer of a lower rated bond. Adverse economic conditions or changing circumstances, however, may weaken the capacity of the issuer to pay interest and repay principal. If a security is not rated or is rated under a different system, the Adviser or Sub-Adviser may determine that it is of investment-grade. The Adviser or Sub-Adviser may retain securities that are downgraded, if it believes that keeping those securities is warranted.

Debt securities rated below investment-grade (junk bonds) are highly speculative securities that are usually issued by smaller, less creditworthy, and/or highly leveraged (indebted) companies. A corporation may issue a junk bond because of a corporate restructuring or other similar event. Compared with investment-grade bonds, junk bonds carry a greater degree of risk and their issuers are less likely to make payments of interest and repay principal. Market developments and the financial and business condition of the corporation issuing these securities influence their price and liquidity more than changes in interest rates, when compared to investment-grade debt securities. Insufficient liquidity in the junk

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bond market may make it more difficult to dispose of junk bonds and may cause a Fund to experience sudden and substantial price declines. A lack of reliable, objective data or market quotations may make it more difficult to value junk bonds accurately.

Rating agencies are organizations that assign ratings to securities based primarily on the rating agency’s assessment of the issuer’s financial strength. The Funds currently use ratings compiled by Moody’s, S&P, and Fitch. Credit ratings are only an agency’s opinion, not an absolute standard of quality, and they do not reflect an evaluation of market risk. See Exhibit A – Credit Ratings in the SAI for further information.

The Adviser or Sub-Adviser(s) may use ratings produced by ratings agencies as guidelines to determine the rating of a security at the time a Fund buys the security. A rating agency may change its credit ratings at any time. The Adviser or Sub-Adviser(s) monitor the rating of the security and will take appropriate actions if a rating agency reduces the security’s rating. The Funds are not obligated to dispose of securities whose issuers subsequently are in default or which are downgraded below the above-stated ratings. The Funds may invest in securities of any rating.

DERIVATIVE INSTRUMENTS

Derivatives are financial instruments whose value is based on an underlying asset, such as a stock or a bond or an underlying economic factor, such as an interest rate or a market benchmark. Derivatives may be used to gain exposure to various markets in a cost efficient manner, to reduce transaction costs, or to remain fully invested. Derivatives may also be used as protection from broad fluctuations in market prices, interest rates, or foreign currency exchange rates (a practice known as “hedging”). When hedging is successful, a Fund will have offset any depreciation in the value of its portfolio securities by the appreciation in the value of the derivative position. Although techniques other than the sale and purchase of derivatives could be used to control the exposure of a Fund to market fluctuations, the use of derivatives may be a more effective means of hedging this exposure.

Caps, Collars, and Floors. Caps and floors have an effect similar to buying or writing options. In a typical cap or floor agreement, one party agrees to make payments only under specified circumstances, usually in return for payment of a fee by the other party. For example, the buyer of an interest rate cap obtains the right to receive payments to the extent that a specified interest rate exceeds an agreed-upon level. The seller of an interest rate floor is obligated to make payments to the extent that a specified interest rate falls below an agreed-upon level. An interest rate collar combines elements of buying a cap and selling a floor.

Equity Linked Notes. A Fund may purchase equity-linked notes (“ELNs”). The principal or coupon payment on an ELN is linked to the performance of an underlying security or index. ELNs may be used, among other things, to provide a Fund with exposure to international markets while providing a mechanism to reduce foreign tax or regulatory restrictions imposed on foreign investors. The risks associated with purchasing ELNs include the creditworthiness of the issuer and the risk of counterparty default. Further, a Fund’s ability to dispose of an ELN will depend on the availability of liquid markets in the instruments. The purchase and sale of an ELN is also subject to the risks regarding adverse market movements, possible intervention by governmental authorities, and the effects of other political and economic events.

Futures Contracts. A futures contract is a bilateral agreement to buy or sell a security (or deliver a cash settlement price, in the case of a contract relating to an index or otherwise not calling for physical delivery at the end of trading in the contract) for a set price in the future. Futures contracts are traded on exchanges that have been designated “contracts markets” by the Commodities Futures Trading Commission (“CFTC”) and must be executed through a futures commission merchant (an "FCM") or brokerage firm that is a member of the relevant contract market.

The Funds have claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act (the “CEA”), and therefore are not subject to registration or regulation as a pool

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operator under the CEA. In connection with this exclusion, the Funds are subject to special calls for information by the CFTC.

No purchase price is paid or received when a futures contract is entered into. Instead, a Fund upon entering into a futures contract (and to maintain a Fund’s open positions in futures contracts) would be required to deposit with its custodian in a segregated account in the name of the futures broker an amount of cash, or other assets, known as “initial margin.” The margin required for a particular futures contract is set by the exchange on which the contract is traded and may be significantly modified from time to time by the exchange during the term of the contract. Futures contracts are customarily purchased and sold on margin that may range upward from less than 5% of the value of the contract being traded. By using futures contracts as a risk management technique, given the greater liquidity in the futures market than in the cash market, it may be possible to accomplish certain results more quickly and with lower transaction costs. In addition, in portfolios investing in fixed income securities, a futures contract may be used to modify the duration of the portfolio or particular securities in the portfolio.

If the price of an open futures contract changes (by increase in the case of a sale or by decrease in the case of a purchase) so that the loss on the futures contract reaches a point at which the margin on deposit does not satisfy margin requirements, the broker will require an increase in the margin. However, if the value of a position increases because of favorable price changes in the futures contract so that the margin deposit exceeds the required margin, the broker will pay the excess to a Fund. These subsequent payments, called “variation margin,” to and from the futures broker are made on a daily basis as the price of the underlying assets fluctuate making the long and short positions in the futures contract more or less valuable, a process known as “marking to the market.” A Fund expects to earn interest income on its initial and variation margin deposits.

A Fund will incur brokerage fees when it purchases and sells futures contracts. Positions taken in the futures markets are not normally held until delivery or cash settlement is required, but are instead liquidated through offsetting transactions that may result in a gain or a loss. While futures positions taken by a Fund will usually be liquidated in this manner, a Fund may instead make or take delivery of underlying securities whenever it appears economically advantageous to a Fund to do so. A clearing organization associated with the exchange on which futures are traded assumes responsibility for closing out transactions and guarantees that as between the clearing members of an exchange, the sale and purchase obligations will be performed with regard to all positions that remain open at the termination of the contract.

Securities Index Futures Contracts. Purchases or sales of securities index futures contracts may be used in an attempt to protect a Fund’s current or intended investments from broad fluctuations in securities prices. A securities index futures contract does not require the physical delivery of securities, but merely provides for profits and losses resulting from changes in the market value of the contract to be credited or debited at the close of each trading day to the respective accounts of the parties to the contract. On the contract’s expiration date a final cash settlement occurs and the futures positions are simply closed out. Changes in the market value of a particular index futures contract reflect changes in the specified index of securities on which the future is based.

By establishing an appropriate “short” position in index futures, a Fund may also seek to protect the value of its portfolio against an overall decline in the market for such securities. Alternatively, in anticipation of a generally rising market, a Fund can seek to avoid losing the benefit of apparently low current prices by establishing a “long” position in securities index futures and later liquidating that position as particular securities are in fact acquired. To the extent that these hedging strategies are successful, a Fund will be affected to a lesser degree by adverse overall market price movements than would otherwise be the case.

For information concerning the risks associated with utilizing futures contracts, please see “Risks of Transactions in Futures Contracts Options” below.

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Inverse Floaters. Inverse floaters are derivative securities whose interest rates vary inversely to changes in short-term interest rates and whose values fluctuate inversely to changes in long-term interest rates. The value of certain inverse floaters will fluctuate substantially more in response to a given change in long-term rates than would a traditional debt security. These securities have investment characteristics similar to leverage, in that interest rate changes have a magnified effect on the value of inverse floaters.

Options. Options are contracts that give one of the parties to the contract the right to buy or sell the security that is subject to the option at a stated price during the option period and obligates the other party to the contract to buy or sell such security at the stated price during the option period. The types of options transactions that a Fund may utilize are discussed below.

Writing Put and Call Options. When a Fund writes a call option it assumes an obligation to sell specified securities to the holder of the option at a specified price if the option is exercised at any time before the expiration date. Similarly, when a Fund writes a put option it assumes an obligation to purchase specified securities from the option holder at a specified price if the option is exercised at any time before the expiration date. A Fund may terminate its position in an exchange-traded put option before exercise by buying an option identical to the one it has written. Similarly, it may cancel an over-the-counter option by entering into an offsetting transaction with the counter-party to the option.

A Fund could try to hedge against an increase in the value of securities it would like to acquire by writing a put option on those securities. If security prices rise, a Fund would expect the put option to expire and the premium it received to offset the increase in the security’s value. If security prices remain the same over time, a Fund would hope to profit by closing out the put option at a lower price. If security prices fall, a Fund may lose an amount of money equal to the difference between the value of the security and the premium it received. Writing covered put options may deprive a Fund of the opportunity to profit from a decrease in the market price of the securities it would like to acquire.

The characteristics of writing call options are similar to those of writing put options, except that call writers expect to profit if prices remain the same or fall. A Fund could try to hedge against a decline in the value of securities it already owns by writing a call option. If the price of that security falls as expected, a Fund would expect the option to expire and the premium it received to offset the decline of the security’s value. However, a Fund must be prepared to deliver the underlying instrument in return for the strike price, which may deprive it of the opportunity to profit from an increase in the market price of the securities it holds.

A Fund is permitted only to write covered options. At the time of selling the call option, a Fund may cover the option by owning, among other things:

•	the underlying security (or securities convertible into the underlying security without additional consideration), index, interest rate, foreign currency, or futures contract;
•	a call option on the same security or index with the same or lesser exercise price;
•	a call option on the same security or index with a greater exercise price and segregating cash or liquid securities in an amount equal to the difference between the exercise prices;
•	cash or liquid securities equal to at least the market value of the optioned securities, interest rate, foreign currency, or futures contract; or
•	in the case of an index, the portfolio of securities that corresponds to the index.

At the time of selling a put option, a Fund may cover the put option by, among other things:

•	entering into a short position in the underlying security;

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•	purchasing a put option on the same security, index, interest rate, foreign currency, or futures contract with the same or greater exercise price;
•

purchasing a put option on the same security, index, interest rate, foreign currency, or futures contract with a lesser exercise price and segregating cash or liquid securities in an amount equal to the difference between the exercise prices; or

•	maintaining the entire exercise price in liquid securities.

Purchasing Put and Call Options. When a Fund purchases a put option, it buys the right to sell the instrument underlying the option at a fixed strike price. In return for this right, a Fund pays the current market price for the option (known as the “option premium”). A Fund may purchase put options to offset or hedge against a decline in the market value of its securities (“protective puts”) or to benefit from a decline in the price of securities that it does not own. A Fund would ordinarily realize a gain if, during the option period, the value of the underlying securities decreased below the exercise price sufficiently to cover the premium and transaction costs. However, if the price of the underlying instrument does not fall enough to offset the cost of purchasing the option, a put buyer would lose the premium and related transaction costs.

Call options are similar to put options, except that a Fund obtains the right to purchase, rather than sell, the underlying instrument at the option’s strike price. A Fund would normally purchase call options in anticipation of an increase in the market value of securities it owns or wants to buy. A Fund would ordinarily realize a gain if, during the option period, the value of the underlying instrument exceeded the exercise price plus the premium paid and related transaction costs. Otherwise, a Fund would realize either no gain or a loss on the purchase of the call option.

The purchaser of an option may terminate its position by:

•	allowing it to expire and losing its entire premium;
•	exercising the option and either selling (in the case of a put option) or buying (in the case of a call option) the underlying instrument at the strike price; or
•	closing it out in the secondary market at its current price.

Securities Index Options. A Fund may write covered put and call options and purchase call and put options on securities indexes for the purpose of hedging against the risk of unfavorable price movements adversely affecting the value of a Fund’s securities or securities it intends to purchase. A Fund will only write “covered” options. A call option on a securities index is considered covered, for example, if, so long as a Fund is obligated as the writer of the call, it holds securities the price changes of which are, in the opinion of the Adviser or Sub-Adviser, expected to replicate substantially the movement of the index or indexes upon which the options written by a Fund are based. Unlike a stock option, which gives the holder the right to purchase or sell a specified stock at a specified price, an option on a securities index gives the holder the right to receive a cash “exercise settlement amount” equal to (i) the difference between the exercise price of the option and the value of the underlying stock index on the exercise date, multiplied by (ii) a fixed “index multiplier.” A securities index fluctuates with changes in the market value of the securities so included. For example, some securities index options are based on a broad market index such as the S&P 500 or the NYSE Composite Index, or a narrower market index such as the S&P 100. Indexes may also be based on an industry or market segment such as the AMEX Oil and Gas Index or the Computer and Business Equipment Index.

Options on Futures. An option on a futures contract provides the holder with the right to buy a futures contract (in the case of a call option) or sell a futures contract (in the case of a put option) at a fixed time and price. Upon exercise of the option by the holder, the contract market clearing house establishes a corresponding short position for the writer of the option (in the case of a call option) or a corresponding

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long position (in the case of a put option). If the option is exercised, the parties will be subject to the futures contracts. In addition, the writer of an option on a futures contract is subject to initial and variation margin requirements on the option position. Options on futures contracts are traded on the same contract market as the underlying futures contract.

The buyer or seller of an option on a futures contract may terminate the option early by purchasing or selling an option of the same series (i.e., the same exercise price and expiration date) as the option previously purchased or sold. The difference between the premiums paid and received represents the trader’s profit or loss on the transaction.

A Fund may purchase put and call options on futures contracts instead of selling or buying futures contracts. A Fund may buy a put option on a futures contract for the same reasons it would sell a futures contract. It also may purchase such put options in order to hedge a long position in the underlying futures contract. A Fund may buy call options on futures contracts for the same purpose as the actual purchase of the futures contracts, such as in anticipation of favorable market conditions.

A Fund may write a call option on a futures contract to hedge against a decline in the prices of the instrument underlying the futures contracts. If the price of the futures contract at expiration were below the exercise price, a Fund would retain the option premium, which would offset, in part, any decline in the value of its securities.

The writing of a put option on a futures contract is similar to the purchase of the futures contracts, except that, if the market price declines, a Fund would pay more than the market price for the underlying instrument. The premium received on the sale of the put option, less any transaction costs, would reduce the net cost to a Fund.

A Fund will “cover” any options it writes on futures contracts by, for example, segregating cash or liquid securities with a Fund’s custodian and marking to market daily an amount sufficient to cover the futures contract.

Combined Positions. A Fund may purchase and write options in combination with each other, or in combination with futures or forward contracts, to adjust the risk and return characteristics of the overall position. For example, a Fund could construct a combined position whose risk and return characteristics are similar to selling a futures contract by purchasing a put option and writing a call option on the same underlying instrument. Alternatively, a Fund could write a call option at one strike price and buy a call option at a lower price to reduce the risk of the written call option in the event of a substantial price increase. Because combined options positions involve multiple trades, they result in higher transaction costs and may be more difficult to open and close out.

Forward Foreign Currency Exchange Contracts. A forward foreign currency contract involves an obligation to purchase or sell a specific amount of currency at a future date or date range at a specific price. In the case of a cancelable forward contract, the holder has the unilateral right to cancel the contract at maturity by paying a specified fee. Forward foreign currency exchange contracts differ from foreign currency futures contracts in certain respects. Unlike futures contracts, forward contracts:

•	do not have standard maturity dates or amounts (i.e., the parties to the contract may fix the maturity date and the amount);
•

are traded in the inter-bank markets conducted directly between currency traders (usually large commercial banks) and their customers, as opposed to futures contracts which are traded only on exchanges regulated by the CFTC;

•	do not require an initial margin deposit; and
•	may be closed by entering into a closing transaction with the currency trader who is a party to the original forward contract, as opposed to a commodities exchange.

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Foreign Currency Hedging Strategies. A “settlement hedge” or “transaction hedge” is designed to protect a Fund against an adverse change in foreign currency values between the date a security is purchased or sold and the date on which payment is made or received. Entering into a forward contract for the purchase or sale of the amount of foreign currency involved in an underlying security transaction for a fixed amount of U.S. dollars “locks in” the U.S. dollar price of the security. A Fund may also use forward contracts to purchase or sell a foreign currency when it anticipates purchasing or selling securities denominated in foreign currency, even if it has not yet selected the specific investments.

A Fund may use forward contracts to hedge against a decline in the value of existing investments denominated in foreign currency. Such a hedge, sometimes referred to as a “position hedge,” would tend to offset both positive and negative currency fluctuations, but would not offset changes in security values caused by other factors. A Fund could also hedge the position by selling another currency expected to perform similarly to the currency in which a Fund’s investment is denominated. This type of hedge, sometimes referred to as a “proxy hedge,” could offer advantages in terms of cost, yield, or efficiency, but generally would not hedge currency exposure as effectively as a direct hedge into U.S. dollars. Proxy hedges may result in losses if the currency used to hedge does not perform similarly to the currency in which the hedged securities are denominated.

Transaction and position hedging do not eliminate fluctuations in the underlying prices of the securities that a Fund owns or intends to purchase or sell. They simply establish a rate of exchange that one can achieve at some future point in time. Additionally, these techniques tend to minimize the risk of loss due to a decline in the value of the hedged currency and to limit any potential gain that might result from the increase in value of such currency.

A Fund may enter into forward contracts to shift its investment exposure from one currency into another. Such transactions may call for the delivery of one foreign currency in exchange for another foreign currency, including currencies in which its securities are not then denominated. This may include shifting exposure from U.S. dollars to a foreign currency, or from one foreign currency to another foreign currency. This type of strategy, sometimes known as a “cross-hedge,” will tend to reduce or eliminate exposure to the currency that is sold, and increase exposure to the currency that is purchased. Cross-hedges may protect against losses resulting from a decline in the hedged currency, but will cause a Fund to assume the risk of fluctuations in the value of the currency it purchases. Cross hedging transactions also involve the risk of imperfect correlation between changes in the values of the currencies involved.

It is difficult to forecast with precision the market value of portfolio securities at the expiration or maturity of a forward or futures contract. Accordingly, a Fund may have to purchase additional foreign currency on the spot market if the market value of a security it is hedging is less than the amount of foreign currency it is obligated to deliver. Conversely, a Fund may have to sell on the spot market some of the foreign currency it received upon the sale of a security if the market value of such security exceeds the amount of foreign currency it is obligated to deliver.

Over-the-Counter Options. A Fund may enter into contracts to write over-the-counter options with primary dealers. A Fund has established standards of creditworthiness for these primary dealers, although a Fund may still be subject to the risk that firms participating in these transactions will fail to meet their obligations.

A Fund must treat its entire exposure under a contract as illiquid unless the contract provides that a Fund has the absolute right to repurchase the written option at any time at a repurchase price which represents the fair market value, as determined in good faith through negotiation between the parties, but which in no event will exceed a price determined pursuant to a formula contained in the contract. Although the specific details of the formula may vary between contracts with different primary dealers, the formula will generally be based on a multiple of the premium received by a Fund for writing the option, plus the amount, if any, that the option is “in-the-money” (i.e., the amount by which the price of the option exceeds the exercise price). The formula will similarly take into account whether the option is “out-of-the-money.” If a contract gives a Fund an absolute right to repurchase the written option at a pre-established formula

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price, a Fund would treat as illiquid only securities equal in amount to the formula price less the amount by which the option is “in-the-money.”

Swap Agreements. A swap is a financial instrument that typically involves the exchange of cash flows between two parties on specified dates (settlement dates), where the cash flows are based on agreed-upon prices, rates, indices, etc. The nominal amount on which the cash flows are calculated is called the notional amount. Swaps are individually negotiated and structured to include exposure to a variety of different types of investments or market factors, such as interest rates, foreign currency rates, mortgage securities, corporate borrowing rates, security prices, indexes, or inflation rates.

Swap agreements may increase or decrease the overall volatility of the investments of a Fund and its share price. The performance of swap agreements may be affected by a change in the specific interest rate, currency, or other factors that determine the amounts of payments due to and from a Fund. If a swap agreement calls for payments by a Fund, a Fund must be prepared to make such payments when due. In addition, if the counterparty’s creditworthiness declines, the value of a swap agreement would be likely to decline, potentially resulting in losses.

Generally, swap agreements have a fixed maturity date that will be agreed upon by the parties. The agreement can be terminated before the maturity date only under limited circumstances, such as default by one of the parties, insolvency, or by mutual agreement, among others, and can be transferred by a party only with the prior written consent of the other party. A Fund may be able to eliminate its exposure under a swap agreement either by assignment or by other disposition, or by entering into an offsetting swap agreement with the same party or a similarly creditworthy party. If the counterparty is unable to meet its obligations under the contract, declares bankruptcy, defaults, or becomes insolvent, a Fund may not be able to recover the money it expected to receive under the contract.

A swap agreement can be a form of leverage, which can magnify a Fund’s gains or losses. In order to reduce the risk associated with leveraging, a Fund may cover its current obligations under swap agreements according to guidelines established by the SEC.

Equity Swaps. In a typical equity swap, one party agrees to pay another party the return on a stock, stock index, or basket of stocks in return for a specified interest rate. By entering into an equity index swap, for example, the index receiver can gain exposure to stocks making up the index of securities without actually purchasing those stocks. Equity index swaps involve not only the risk associated with investment in the securities represented in the index, but also the risk that the performance of such securities, including dividends, will not exceed the return on the interest rate that a Fund will be committed to pay.

Interest Rate Swaps. Interest rate swaps are financial instruments that involve the exchange of one type of interest rate for another type of interest rate cash flow on specified dates in the future. Some of the different types of interest rate swaps are “fixed-for floating rate swaps,” “termed basis swaps” and “index amortizing swaps.” Fixed-for floating rate swaps involve the exchange of fixed interest rate cash flows for floating rate cash flows. Termed basis swaps entail cash flows to both parties based on floating interest rates, where the interest rate indices are different. Index amortizing swaps are typically fixed-for floating swaps where the notional amount changes if certain conditions are met.

Like a traditional investment in a debt security, a Fund could lose money by investing in an interest rate swap if interest rates change adversely. For example, if a Fund enters into a swap where it agrees to exchange a floating rate of interest for a fixed rate of interest, a Fund may have to pay more money than it receives. Similarly, if a Fund enters into a swap where it agrees to exchange a fixed rate of interest for a floating rate of interest, a Fund may receive less money than it has agreed to pay.

Currency Swaps. A currency swap is an agreement between two parties in which one party agrees to make interest rate payments in one currency and the other promises to make interest rate payments in another currency. A Fund may enter into a currency swap when it has one currency and desires a different currency. Typically, the interest rates that determine the currency swap payments are fixed, although occasionally one or both parties may pay a floating rate of interest. Unlike an interest rate swap,

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however, the principal amounts are exchanged at the beginning of the contract and returned at the end of the contract. Changes in foreign exchange rates and changes in interest rates, as described above, may negatively affect currency swaps.

Risks of Derivatives

While transactions in derivatives may reduce certain risks, these transactions themselves entail certain other risks. For example, unanticipated changes in interest rates, securities prices, or currency exchange rates may result in a poorer overall performance of a Fund than if it had not entered into any derivatives transactions. Derivatives may magnify a Fund’s gains or losses, causing it to make or lose substantially more than it invested.

When used for hedging purposes, increases in the value of the securities a Fund holds or intends to acquire should offset any losses incurred with a derivative. Purchasing derivatives for purposes other than hedging could expose a Fund to greater risks.

Correlation of Prices. A Fund’s ability to hedge its securities through derivatives depends on the degree to which price movements in the underlying index or instrument correlate with price movements in the relevant securities. In the case of poor correlation, the price of the securities a Fund is hedging may not move in the same amount, or even in the same direction as the hedging instrument. The Sub-Adviser will try to minimize this risk by investing only in those contracts whose behavior it expects to resemble with the portfolio securities it is trying to hedge. However, if a Fund’s prediction of interest and currency rates, market value, volatility, or other economic factors is incorrect, a Fund may lose money, or may not make as much money as it expected.

Derivative prices can diverge from the prices of their underlying instruments, even if the characteristics of the underlying instruments are very similar to the derivative. Listed below are some of the factors that may cause such a divergence:

•	current and anticipated short-term interest rates, changes in volatility of the underlying instrument, and the time remaining until expiration of the contract;

•

a difference between the derivatives and securities markets, including different levels of demand, how the instruments are traded, the imposition of daily price fluctuation limits, or trading of an instrument stops; and

•	differences between the derivatives, such as different margin requirements, different liquidity of such markets, and the participation of speculators in such markets.

Derivatives based upon a narrower index of securities, such as those of a particular industry group, may present greater risk than derivatives based on a broad market index. Since narrower indices are made up of a smaller number of securities, they are more susceptible to rapid and extreme price fluctuations because of changes in the value of those securities.

While currency futures and options values are expected to correlate with exchange rates, they may not reflect other factors that affect the value of the investments of a Fund. A currency hedge, for example, should protect a yen-denominated security from a decline in the yen, but will not protect a Fund against a price decline resulting from deterioration in the issuer’s creditworthiness. Because the value of a Fund’s foreign-denominated investments changes in response to many factors other than exchange rates, it may not be possible to match the amount of currency options and futures to the value of a Fund’s investments precisely over time.

Lack of Liquidity. Before a futures contract or option is exercised or expires, a Fund can terminate it only by entering into a closing purchase or sale transaction. Moreover, a Fund may close out a futures contract only on the exchange the contract was initially traded. Although a Fund intends to purchase

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options and futures only where there appears to be an active market, there is no guarantee that such a liquid market will exist. If there is no secondary market for the contract, or the market is illiquid, a Fund may not be able to close out its position. In an illiquid market, a Fund may:

•	have to sell securities to meet its daily margin requirements at a time when it is disadvantageous to do so;

•	have to purchase or sell the instrument underlying the contract;
•	not be able to hedge its investments; and
•	not be able to realize profits or limit its losses.

Derivatives may become illiquid (i.e., difficult to sell at a desired time and price) under a variety of market conditions. For example:

•	an exchange may suspend or limit trading in a particular derivative instrument, an entire category of derivatives or all derivatives, which sometimes occurs because of increased market volatility;

•	unusual or unforeseen circumstances may interrupt normal operations of an exchange;
•	the facilities of the exchange may not be adequate to handle current trading volume;
•	equipment failures, government intervention, insolvency of a brokerage firm, or clearing house or other occurrences may disrupt normal trading activity; or
•	investors may lose interest in a particular derivative or category of derivatives.

Management Risk. If the Sub-Adviser incorrectly predicts stock market and interest rate trends, a Fund may lose money by investing in derivatives. For example, if a Fund were to write a call option based on the Sub-Adviser’s expectation that the price of the underlying security would fall, but the price were to rise instead, a Fund could be required to sell the security upon exercise at a price below the current market price. Similarly, if a Fund were to write a put option based on the Sub-Adviser’s expectation that the price of the underlying security would rise, but the price were to fall instead, a Fund could be required to purchase the security upon exercise at a price higher than the current market price.

Margin. Because of the low margin deposits required upon the opening of a derivative position, such transactions involve an extremely high degree of leverage. Consequently, a relatively small price movement in a derivative may result in an immediate and substantial loss (as well as gain) to a Fund and it may lose more than it originally invested in the derivative.

If the price of a futures contract changes adversely, a Fund may have to sell securities at a time when it is disadvantageous to do so to meet its minimum daily margin requirement. A Fund may lose its margin deposits if a broker with whom it has an open futures contract or related option becomes insolvent or declares bankruptcy.

Volatility and Leverage. The prices of derivatives are volatile (i.e., they may change rapidly, substantially, and unpredictably) and are influenced by a variety of factors, including:

•	actual and anticipated changes in interest rates;

•	fiscal and monetary policies; and
•	national and international political events.

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Most exchanges limit the amount by which the price of a derivative can change during a single trading day. Daily trading limits establish the maximum amount that the price of a derivative may vary from the settlement price of that derivative at the end of trading on the previous day. Once the price of a derivative reaches this value, a Fund may not trade that derivative at a price beyond that limit. The daily limit governs only price movements during a given day and does not limit potential gains or losses. Derivative prices have occasionally moved to the daily limit for several consecutive trading days, preventing prompt liquidation of the derivative.

Because of the low margin deposits required upon the opening of a derivative position, such transactions involve an extremely high degree of leverage. Consequently, a relatively small price movement in a derivative may result in an immediate and substantial loss (as well as gain) to a Fund and it may lose more than it originally invested in the derivative.

If the price of a futures contract changes adversely, a Fund may have to sell securities at a time when it is disadvantageous to do so to meet its minimum daily margin requirement. A Fund may lose its margin deposits if a broker-dealer with whom it has an open futures contract or related option becomes insolvent or declares bankruptcy.

FOREIGN SECURITIES AND DEPOSITARY RECEIPTS

Investing in the securities of foreign issuers involves special risks and considerations not typically associated with investing in U.S. companies. These risks and considerations include differences in accounting, auditing and financial reporting standards, the possibility of expropriation or confiscatory taxation, adverse changes in investment or exchange control regulations, political instability (any of which could affect U.S. investment in foreign countries) and potential restrictions on the flow of international capital and currencies. Foreign issuers may also be subject to less government regulation than U.S. companies. Moreover, the dividends and interest payable on foreign securities may be subject to foreign withholding taxes, thus reducing the net amount of income available for distribution to a Fund’s shareholders. Further, foreign securities often trade with less frequency and volume than domestic securities and, therefore, may exhibit greater price volatility. Changes in foreign exchange rates will affect, favorably or unfavorably, the value of those securities, which are denominated or quoted in currencies other than the U.S. dollar.

American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”), and Global Depositary Receipts (“GDRs”). ADRs are securities, typically issued by a U.S. financial institution (a “depositary”), that evidence ownership interests in a security or a pool of securities issued by a foreign issuer and deposited with the depositary. EDRs are receipts issued by non-U.S. banks or trust companies and foreign branches of U.S. banks that evidence ownership of the underlying foreign securities. GDRs, which are sometimes referred to as Continental Depositary Receipts (“CDRs”), are securities, typically issued by a non-U.S. financial institution, that evidence ownership interests in a security or a pool of securities issued by either a U.S. or foreign issuer. ADRs, EDRs, GDRs, and CDRs may be available for investment through “sponsored” or “unsponsored” facilities. A sponsored facility is established jointly by the issuer of the security underlying the receipt and a depositary, whereas an unsponsored facility may be established by a depositary without participation by the issuer of the receipt’s underlying security.

Holders of an unsponsored depositary receipt generally bear all the costs of the unsponsored facility. The depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through to the holders of the receipts voting rights with respect to the deposited securities. ADRs, EDRs, and GDRs are considered foreign securities for purposes of a Fund.

Emerging Markets. An “emerging country” is generally a country that the International Bank for Reconstruction and Development (World Bank) and the International Finance Corporation would consider to be an emerging or developing country. Typically, emerging markets are in countries that are in the process of industrialization, with lower gross national products (GNP) than more developed countries.

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There are currently over 130 countries that the international financial community generally considers to be emerging or developing countries, approximately 40 of which currently have stock markets. These countries generally include every nation in the world except the U.S., Canada, Japan, Australia, New Zealand, and most nations located in Western Europe.

Foreign Currency Transactions. A Fund may hold foreign currency deposits from time to time, and may convert dollars and foreign currencies in the foreign exchange markets. Currency conversion involves dealer spreads and other costs, although commissions usually are not charged. Currencies may be exchanged on a spot (i.e., cash) basis, or by entering into forward contracts to purchase or sell foreign currencies at a future date and price. Forward contracts generally are traded in an interbank market conducted directly between currency traders (usually large commercial banks) and their customers. The parties to a forward contract may agree to offset or terminate the contract before maturity, or may hold the contract to maturity and complete the contemplated currency exchange.

A Fund may use currency forward contracts (often three month contracts) to manage currency risks and to facilitate transactions in foreign securities. The following discussion summarizes the principal currency management strategies involving forward contracts that could be used by a Fund.

In connection with purchases and sales of securities denominated in foreign currencies, a Fund may enter into currency forward contracts to fix a definite price for the purchase or sale in advance of the trade’s settlement date. This technique is sometimes referred to as a “settlement hedge” or “transaction hedge.” The Adviser or Sub-Adviser may enter into settlement hedges in the normal course of managing a Fund’s foreign investments. A Fund may also enter into forward contracts to purchase or sell a foreign currency in anticipation of future purchases or sales of securities denominated in foreign currency, even if the specific investments have not yet been selected by the Adviser or Sub-Adviser.

A Fund may also use forward contracts to hedge against a decline in the value of existing investments denominated in foreign currency. For example, if a Fund owned securities denominated in pounds sterling, it could enter into a forward contract to sell pounds sterling in return for U.S. dollars to hedge against possible declines in the pound’s value. Such a hedge, sometimes referred to as a “position hedge,” would tend to offset both positive and negative currency fluctuations, but would not offset changes in security values caused by other factors. A Fund could also hedge the position by selling another currency expected to perform similarly to the pound sterling – for example, by entering into a forward contract to sell euros in return for U.S. dollars. This type of hedge, sometimes referred to as a “proxy hedge,” could offer advantages in terms of cost, yield or efficiency, but generally would not hedge currency exposure as effectively as a simple hedge into U.S. dollars. Proxy hedges may result in losses if the currency used to hedge does not perform similarly to the currency in which the hedged securities are denominated.

Successful use of forward currency contracts will depend on the skill of the Adviser or Sub-Adviser in analyzing and predicting currency values. Forward contracts may substantially change a Fund’s investment exposure to changes in currency exchange rates and could result in losses to a Fund if currencies do not perform as the Adviser or Sub-Adviser anticipate. For example, if a currency’s value rose at a time when the Adviser or Sub-Adviser had hedged a Fund by selling that currency in exchange for dollars, a Fund would be unable to participate in the currency’s appreciation. If the Adviser or Sub-Adviser hedges a Fund’s currency exposure through proxy hedges, a Fund could realize currency losses from the hedge and the security position at the same time if the two currencies do not move in tandem. Similarly, if the Adviser or Sub-Adviser increases a Fund’s exposure to a foreign currency and that currency’s value declines, a Fund will realize a loss. There is no assurance that the use of forward currency contracts by the Adviser or Sub-Adviser will be advantageous to a Fund or that it will hedge at an appropriate time.

Investment Funds. Some emerging countries currently prohibit direct foreign investment in the securities of their companies. Certain emerging countries, however, permit indirect foreign investment in the securities of companies listed and traded on their stock exchanges through investment funds that they have specifically authorized. Investments in these investment funds are subject to the provisions of the

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1940 Act. Shareholders of a Fund that invest in such investment funds will bear not only their proportionate share of the expenses of the Fund (including operating expenses and the fees of the adviser), but also will indirectly bear similar expenses of the underlying investment funds. In addition, these investment funds may trade at a premium over their net asset value.

Risks of Foreign Securities

Foreign securities, foreign currencies, and securities issued by U.S. entities with substantial foreign operations may involve significant risks in addition to the risks inherent in U.S. investments.

Political and Economic Factors. Local political, economic, regulatory, or social instability, military action or unrest, or adverse diplomatic developments may affect the value of foreign investments. Listed below are some of the more important political and economic factors that could negatively affect an investment in foreign securities:

•

the economies of foreign countries may differ from the economy of the U.S. in such areas as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency, budget deficits, and national debt;

•

foreign governments sometimes participate to a significant degree, through ownership interests or regulation, in their respective economies, which could significantly influence the market prices of securities and payment of dividends;

•

the economies of many foreign countries are dependent on international trade and their trading partners and they could be severely affected if their trading partners were to enact protective trade barriers and economic conditions;

•

the internal policies of a particular foreign country may be less stable than in the U.S. other countries face significant external political risks, such as possible claims of sovereignty by other countries or tense and sometimes hostile border clashes; and

•

a foreign government may act adversely to the interests of U.S. investors, including expropriation or nationalization of assets, confiscatory taxation, and other restrictions on U.S. investment. A country may restrict or control foreign investments in its securities markets. These restrictions could limit a Fund’s ability to invest in a particular country or make it very expensive for a Fund to invest in that country. Some countries require prior governmental approval or limit the types or amount of securities or companies in which a foreigner can invest. Other companies may restrict the ability of foreign investors to repatriate their investment income and capital gains.

Information and Supervision. There is generally less publicly available information about foreign companies than companies based in the United States. For example, there are often no reports and ratings published about foreign companies comparable to the ones written about U.S. companies. Foreign companies are typically not subject to uniform accounting, auditing, and financial reporting standards, practices, and requirements comparable to those applicable to U.S. companies. The lack of comparable information makes investment decisions concerning foreign companies more difficult and less reliable than domestic companies.

Stock Exchange and Market Risk. The Sub-Adviser anticipates that in most cases an exchange or over-the-counter (OTC) market located outside of the United States. will be the best available market for foreign securities. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as the markets in the United States Foreign stock markets tend to differ from those in the United States in a number of ways.

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Foreign stock markets:

•	are generally more volatile than, and not as developed or efficient as, those in the United States;

•	have substantially less volume;
•	trade securities that tend to be less liquid and experience rapid and erratic price movements;

•	have generally higher commissions and are subject to set minimum rates, as opposed to negotiated rates;

•	employ trading, settlement, and custodial practices less developed than those in U.S. markets; and
•	may have different settlement practices, which may cause delays and increase the potential for failed settlements.

Foreign markets may offer less protection to shareholders than U.S. markets because:

•	foreign accounting, auditing, and financial reporting requirements may render a foreign corporate balance sheet more difficult to understand and interpret than one subject to U.S. law and standards;

•	adequate public information on foreign issuers may not be available, and it may be difficult to secure dividends and information regarding corporate actions on a timely basis;

•	in general, there is less overall governmental supervision and regulation of securities exchanges, brokers, and listed companies than in the United States;

•	OTC markets tend to be less regulated than stock exchange markets and, in certain countries, may be totally unregulated;
•	economic or political concerns may influence regulatory enforcement and may make it difficult for shareholders to enforce their legal rights; and
•

restrictions on transferring securities within the United States or to U.S. persons may make a particular security less liquid than foreign securities of the same class that are not subject to such restrictions.

Foreign Currency Risk. While a Fund denominates its net asset value in U.S. dollars, the securities of foreign companies are frequently denominated in foreign currencies. Thus, a change in the value of a foreign currency against the U.S. dollar will result in a corresponding change in value of securities denominated in that currency. Some of the factors that may impair the investments denominated in a foreign currency are:

•	it may be expensive to convert foreign currencies into U.S. dollars and vice versa;

•	complex political and economic factors may significantly affect the values of various currencies, including U.S. dollars, and their exchange rates;

•

government intervention may increase risks involved in purchasing or selling foreign currency options, forward contracts, and futures contracts, since exchange rates may not be free to fluctuate in response to other market forces;

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•

there may be no systematic reporting of last sale information for foreign currencies or regulatory requirement that quotations available through dealers or other market sources be firm or revised on a timely basis;

•

available quotation information is generally representative of very large round-lot transactions in the inter-bank market and thus may not reflect exchange rates for smaller odd-lot transactions (less than $1 million) where rates may be less favorable; and

•

the inter-bank market in foreign currencies is a global, around-the-clock market. To the extent that a market is closed while the markets for the underlying currencies remain open, certain markets may not always reflect significant price and rate movements.

Taxes. Certain foreign governments levy withholding taxes on dividend and interest income. Although in some countries it is possible for a Fund to recover a portion of these taxes, the portion that cannot be recovered will reduce the income the Fund receives from its investments. The Funds do not expect such foreign withholding taxes to have a significant impact on performance.

Emerging Markets. Investing in emerging markets may magnify the risks of foreign investing. Security prices in emerging markets can be significantly more volatile than those in more developed markets, reflecting the greater uncertainties of investing in less established markets and economies. In particular, countries with emerging markets may:

•	have relatively unstable governments;

•	present greater risks of nationalization of businesses, restrictions on foreign ownership, and prohibitions on the repatriation of assets;

•	offer less protection of property rights than more developed countries; and
•

have economies that are based on only a few industries, may be highly vulnerable to changes in local or global trade conditions, and may suffer from extreme and volatile debt burdens or inflation rates.

Local securities markets may trade a small number of securities and may be unable to respond effectively to increases in trading volume, potentially making prompt liquidation of holdings difficult or impossible at times.

INVESTMENT COMPANY SHARES

A Fund may invest in shares of other investment companies (including Standard & Poor’s Depository Receipts - “SPDRs” and other exchange traded funds such as iShares). Since such other investment companies pay management fees and other expenses, shareholders of a Fund would indirectly pay both Fund expenses and the expenses of underlying funds with respect to Fund assets invested therein. Applicable regulations prohibit a Fund from acquiring the securities of other investment companies that are not “part of the same group of investment companies” if, as a result of such acquisition: (i) a Fund owns more than 3% of the total voting stock of the company; (ii) more than 5% of a Fund’s total assets are invested in securities of any one investment company; or (iii) more than 10% of the total assets of a Fund are invested in securities (other than treasury stock) issued by all investment companies.

ILLIQUID INVESTMENTS

Illiquid investments are investments that cannot be sold or disposed of in the ordinary course of business within seven days at approximately the prices at which they are valued. Under the supervision of the Board, the Adviser or Sub-Adviser determines the liquidity of a Fund’s investments and, through reports from the Adviser or Sub-Adviser, the Board monitors investments in illiquid instruments. In determining

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the liquidity of a Fund’s investments, the Adviser or Sub-Adviser may consider various factors including: (i) the frequency of trades and quotations; (ii) the number of dealers and prospective purchasers in the marketplace; (iii) dealer undertakings to make a market; (iv) the nature of the security (including any demand or tender features); and (v) the nature of the market place for trades (including the ability to assign or offset a Fund’s rights and obligations relating to the investment). Investments currently considered by a Fund to be illiquid include repurchase agreements not entitling the holder to payment of principal and interest within seven days, over-the-counter options and non-government stripped fixed-rate mortgage backed securities. Also, the Adviser or Sub-Adviser may determine some government-stripped fixed-rate mortgage backed securities, loans and other direct debt instruments and swap agreements to be illiquid. However, with respect to over-the-counter options a Fund writes, all or a portion of the value of the underlying instrument may be illiquid depending on the assets held to cover the option and the nature and terms of any agreement a Fund may have to close out the option before expiration. In the absence of market quotations, illiquid investments are priced at fair value as determined in good faith by a committee appointed by the Board. If, through a change in values, net assets or other circumstances, a Fund was in a position where more than 15% of its net assets were invested in illiquid securities, it would seek to take appropriate steps to protect liquidity.

RESTRICTED SECURITIES

Restricted securities generally can be sold in privately negotiated transactions, pursuant to an exemption from registration under the Securities Act of 1933, as amended (the “1933 Act”), or in a registered public offering. Where registration is required, a Fund may be obligated to pay all or part of the registration expense and a considerable period may elapse between the time it decides to seek registration and the time a Fund may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, a Fund might obtain a less favorable price than prevailed when it decided to seek registration of the security. Moreover, investing in Rule 144A securities (i.e., securities that qualify for resale under Rule 144A under the 1933 Act) would have the effect of increasing the level of a Fund’s illiquidity to the extent that qualified institutional buyers become, for a time, uninterested in purchasing these securities. Also, restricted securities may be difficult to value because market quotations may not be readily available. Restricted securities do not include Rule 144A securities that are determined by the Adviser or Sub-Adviser to be liquid.

REPURCHASE AGREEMENTS

Repurchase agreements are agreements by which a person (e.g., a Fund) obtains a security and simultaneously commits to return the security to the seller (a member bank of the Federal Reserve System or primary securities dealer as recognized by the Federal Reserve Bank of New York) at an agreed upon price (including principal and interest) on an agreed upon date within a number of days (usually not more than seven) from the date of purchase. The resale price reflects the purchase price plus an agreed upon market rate of interest which is unrelated to the coupon rate or maturity of the underlying security. A repurchase agreement involves the obligation of the seller to pay the agreed upon price, which obligation is in effect secured by the value of the underlying security.

Repurchase agreements are considered to be loans by a Fund for purposes of its investment limitations. The repurchase agreements entered into by a Fund will provide that the underlying security at all times will have a value at least equal to 102% of the resale price stated in the agreement. With respect to all repurchase agreements entered into by a Fund, a Fund’s custodians or their agents must take possession of the underlying collateral. However, if the seller defaults, a Fund could realize a loss on the sale of the underlying security to the extent that the proceeds of the sale, including accrued interest, are less than the resale price provided in the agreement including interest. In addition, even though the Bankruptcy Code provides protection for most repurchase agreements, if the seller should be involved in bankruptcy or insolvency proceedings, a Fund may incur delay and costs in selling the underlying security or may suffer a loss of principal and interest if a Fund is treated as an unsecured creditor of the seller and is required to return the underlying security to the seller’s estate.

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MORTGAGE-BACKED SECURITIES

Securities that include interests in pools of lower-rated debt securities, consumer loans or mortgages or complex instruments such as collateralized mortgage obligations and stripped mortgage-backed securities. The value of these securities may be significantly affected by changes in interest rates, the market’s perception of the issuers and the creditworthiness of the parties involved. Some securities may have a structure that makes their reaction to interest rates and other factors difficult to predict, making their value highly volatile. These securities may also be subject to prepayment risk.

Asset-Backed Securities. These securities are interests in pools of a broad range of assets other than mortgages, such as automobile loans, computer leases, and credit card receivables. Like mortgage-backed securities, these securities are pass-through. In general, the collateral supporting these securities is of shorter maturity than mortgage loans and is less likely to experience substantial prepayments with interest rate fluctuations.

Asset-backed securities present certain risks that are not presented by mortgage-backed securities. Primarily, these securities may not have the benefit of any security interest in the related assets, which raises the possibility that recoveries on repossessed collateral may not be available to support payments on these securities. For example, credit card receivables are generally unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which allow debtors to reduce their balances by offsetting certain amounts owed on the credit cards. Most issuers of asset-backed securities backed by automobile receivables permit the servicers of such receivables to retain possession of the underlying obligations. If the servicer were to sell these obligations to another party, there is a risk that the purchaser would acquire an interest superior to that of the holders of the related asset-backed securities. Due to the quantity of vehicles involved and requirements under state laws, asset-backed securities backed by automobile receivables may not have a proper security interest in all of the obligations backing such receivables.

To lessen the effect of failures by obligors on underlying assets to make payments, the entity administering the pool of assets may agree to ensure the receipt of payments on the underlying pool occurs in a timely fashion (“liquidity protection”). In addition, asset-backed securities may obtain insurance, such as guarantees, policies, or letters of credit obtained by the issuer or sponsor from third parties, for some or all of the assets in the pool (“credit support”). Delinquency or loss more than that anticipated or failure of the credit support could adversely affect the return on an investment in such a security.

A Fund may also invest in residual interests in asset-backed securities, which is the excess cash flow remaining after making required payments on the securities and paying related administrative expenses. The amount of residual cash flow resulting from a particular issue of asset-backed securities depends in part on the characteristics of the underlying assets, the coupon rates on the securities, prevailing interest rates, the amount of administrative expenses, and the actual prepayment experience on the underlying assets.

Collateralized Mortgage Obligations (CMOs). CMOs are hybrids between mortgage-backed bonds and mortgage pass-through securities. Similar to a bond, CMOs usually pay interest monthly and have a more focused range of principal payment dates than pass-through securities. While CMOs may be collateralized by whole mortgage loans, CMOs are more typically collateralized by mortgage-backed securities guaranteed by GNMA, FHLMC, or FNMA and their income streams.

A Real Estate Mortgage Investment Conduit (“REMIC”) is a CMO that qualifies for special tax treatment under the Internal Revenue Code of 1986, as amended (the “Code”) and invests in certain mortgages primarily secured by interests in real property and other permitted investments.

CMOs are structured into multiple classes, each bearing a different stated maturity. Each class of CMO or REMIC certificate, often referred to as a “tranche,” is issued at a specific interest rate and must be fully retired by its final distribution date. Generally, all classes of CMOs or REMIC certificates pay or accrue

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interest monthly. Investing in the lowest tranche of CMOs and REMIC certificates involves risks similar to those associated with investing in equity securities.

Commercial Banks, Savings and Loan Institutions, Private Mortgage Insurance Companies, Mortgage Bankers, and Other Secondary Market Issuers. Commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers, and other secondary market issuers also create pass-through pools of conventional mortgage loans. In addition to guaranteeing the mortgage-related security, such issuers may service and/or have originated the underlying mortgage loans. Pools created by these issuers generally offer a higher rate of interest than pools created by GNMA, FNMA, and FHLMC because they are not guaranteed by a government agency.

Federal Home Loan Mortgage Corporation (“FHLMC”) - FHLMC is a stockholder owned corporation chartered by Congress in 1970 to increase the supply of funds that mortgage lenders, such as commercial banks, mortgage bankers, savings institutions, and credit unions, can make available to homebuyers and multifamily investors. FHLMC issues Participation Certificates (“PCs”) which represent interests in conventional mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. government.

Federal National Mortgage Association (“FNMA”) - FNMA is a government-sponsored corporation owned entirely by private stockholders. FNMA is regulated by the Secretary of Housing and Urban development. FNMA purchases conventional mortgages from a list of approved sellers and service providers, including state and federally-chartered savings and loan associations, mutual savings banks, commercial banks and credit unions, and mortgage bankers. Securities issued by FNMA are agency securities, which means FNMA, but not the U.S. government, guarantees their timely payment of principal and interest.

Government National Mortgage Association (“GNMA”) - GNMA is the principal governmental guarantor of mortgage-related securities. GNMA is a wholly-owned corporation of the U.S. government and it falls within the Department of Housing and Urban Development. Securities issued by GNMA are considered the equivalent of treasury securities and are backed by the full faith and credit of the U.S. government. GNMA guarantees the timely payment of principal and interest on securities issued by institutions approved by GNMA and backed by pools of FHA-insured or VA-guaranteed mortgages. GNMA does not guarantee the market value or yield of mortgage-backed securities or the value of a Fund’s shares. To buy GNMA securities, a Fund may have to pay a premium over the maturity value of the underlying mortgages, which a Fund may lose if prepayment occurs.

Mortgage Dollar Rolls. A Fund may invest in mortgage dollar rolls. In a mortgage dollar roll, a Fund sells a mortgage-backed security and simultaneously enters into a commitment to purchase a similar security at a later date. A Fund either will be paid a fee by the counterparty upon entering into the transaction or will be entitled to purchase the similar security at a discount. As with any forward commitment, mortgage dollar rolls involve the risk that the counterparty will fail to deliver the new security on the settlement date, which may deprive a Fund of obtaining a beneficial investment. In addition, the security to be delivered in the future may turn out to be inferior to the security sold upon entering into the transaction. Furthermore, the transaction costs may exceed the return earned by a Fund from the transaction.

Receipts. Separately traded interest and principal component parts of U.S. Treasury obligations that are issued by banks or brokerage firms and are created by depositing U.S. Treasury obligations into a special account at a custodian bank. The custodian bank holds the interest and principal payments for the benefit of the registered owners of the receipts. The custodian bank arranges for the issuance of the receipts evidencing ownership and maintains the register.

Stripped Mortgage-Backed Securities. Stripped mortgage-backed securities are derivative multiple-class mortgage-backed securities. Stripped mortgage-backed securities usually have two classes that receive different proportions of interest and principal distributions on a pool of mortgage assets. Typically, one class will receive some of the interest and most of the principal, while the other class will

27

receive most of the interest and the remaining principal. In extreme cases, one class will receive all of the interest (“interest only” or “IO” class) while the other class will receive the entire principal (“principal only” or “PO” class). The cash flows and yields on IOs and POs are extremely sensitive to the rate of principal payments (including prepayments) on the underlying mortgage loans or mortgage-backed securities. A rapid rate of principal payments may adversely affect the yield to maturity of IOs. Slower than anticipated prepayments of principal may adversely affect the yield to maturity of a PO. The yields and market risk of interest only and principal only stripped mortgage-backed securities, respectively, may be more volatile than those of other fixed income securities, including traditional mortgage-backed securities.

Variable and Floating Rate Instruments. Certain of the obligations purchased by a Fund may carry variable or floating rates of interest, may involve a conditional or unconditional demand feature and may include variable amount master demand notes. Such instruments bear interest at rates which are not fixed, but which vary with changes in specified market rates or indices, such as a Federal Reserve composite index. The interest rates on these securities may be reset daily, weekly, quarterly, or some other reset period, and may have a floor or ceiling on interest rate changes. There is a risk that the current interest rate on such obligations may not accurately reflect existing market interest rates. A demand instrument with a demand notice exceeding seven days may be considered illiquid if there is no secondary market for such securities.

Risks of Mortgage-Backed Securities. Yield characteristics of mortgage-backed securities differ from those of traditional debt securities in a variety of ways. For example, payments of interest and principal are more frequent (usually monthly) and their interest rates are sometimes adjustable. In addition, a variety of economic, geographic, social, and other factors, such as the sale of the underlying property, refinancing or foreclosure, can cause shareholders to repay the loans underlying a mortgage-backed security sooner than expected. If the prepayment rates increase, a Fund may have to reinvest its principal at a rate of interest that is lower than the rate on existing mortgage-backed securities.

WHEN-ISSUED AND DELAYED-DELIVERY SECURITIES

When-issued and delayed-delivery securities are securities subject to settlement on a future date. For fixed income securities, the interest rate realized on when-issued or delayed-delivery securities is fixed as of the purchase date and no interest accrues to a Fund before settlement. These securities are subject to market fluctuation due to changes in market interest rates and will have the effect of leveraging a Fund’s assets. A Fund is permitted to invest in forward commitments or when-issued securities where such purchases are for investment and not for leveraging purposes.

SECURITIES LENDING

A Fund may lend a portion of its total assets to broker-dealers or other financial institutions. It may then reinvest the collateral it receives in short-term securities and money market funds. If a Fund lends its securities, it will follow the following guidelines:

•	the borrower must provide collateral at least equal to the market value of the securities loaned;
•	the collateral must consist of cash, an irrevocable letter of credit issued by a domestic U.S. bank, or securities issued or guaranteed by the U.S. government;
•	the borrower must add to the collateral whenever the price of the securities loaned rises (i.e., the borrower “marks to the market” on a daily basis);
•	a Fund must be able to terminate the loan at any time;
•	a Fund must receive reasonable interest on the loan (which may include a Fund investing any cash collateral in interest bearing short-term investments); and

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•	a Fund must determine that the borrower is an acceptable credit risk.

These risks are similar to the ones involved with repurchase agreements. When a Fund lends securities, there is a risk that the borrower will become financially unable to honor its contractual obligations. If this happens, a Fund could:

•	lose its rights in the collateral and not be able to retrieve the securities it lent to the borrower; and
•	experience delays in recovering its securities.

SHORT SALES

Description of Short Sales. A security is sold short when a Fund sells a security it does not own. To sell a security short, a Fund must borrow the security from someone else to deliver it to the buyer. A Fund then replaces the borrowed security by purchasing it at the market price at or before the time of replacement. Until it replaces the security, a Fund repays the person that lent it the security for any interest or dividends that may have accrued during the period of the loan. Because a Fund’s loss on a short sale arises from increases in the value of the security sold short, such loss is theoretically unlimited.

A Fund typically sells securities short to:

•	take advantage of an anticipated decline in prices; or
•	protect a profit in a security it already owns.

A Fund can lose money if the price of the security it sold short increases between the date of the short sale and the date on which a Fund replaces the borrowed security. Likewise, a Fund can profit if the price of the security declines between those dates.

To borrow the security, a Fund also may be required to pay a premium, which would increase the cost of the security sold. A Fund will incur transaction costs in effecting short sales. A Fund’s gains and losses will be decreased or increased, as the case may be, by the amount of the premium, dividends, interest, or expenses a Fund may be required to pay in connection with a short sale.

The broker will retain the net proceeds of the short sale to the extent necessary to meet margin requirements until the short position is closed out.

Short Sales Against the Box. In addition, a Fund may engage in short sales “against the box.” In a short sale against the box, a Fund agrees to sell at a future date a security that it either currently owns or has the right to acquire at no extra cost. A Fund will incur transaction costs to open, maintain, and close short sales against the box.

Restrictions on Short Sales. A Fund will not short sell a security if:

•

after giving effect to such short sale, the total market value of all securities sold short would exceed 33% of the value of a Fund’s net assets with regard to Old Mutual Analytic Defensive Equity Fund and Old Mutual Analytic Global Defensive Equity Fund, or 25% of the value of a Fund’s net assets with regard to Old Mutual Clay Finlay China Fund, Old Mutual Clay Finlay Emerging Markets Fund, Old Mutual Copper Rock Emerging Growth Fund, Old Mutual International Bond Fund, Old Mutual International Equity Fund, and Old Mutual Provident Mid-Cap Growth Fund;

•	the market value of the securities of any single issuer that have been sold short by a Fund would exceed 2% of the value of a Fund’s net assets; and

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•	such securities would constitute more than 2% of any class of the issuer’s securities.

REAL ESTATE INVESTMENT TRUSTS (“REITs”)

REITs are trusts that sell equity or debt securities to investors and use the proceeds to invest in real estate or interests therein. A REIT may focus on particular projects, such as apartment complexes, or geographic regions, such as the southeastern United States, or both.

To the extent that a Fund invests in REITs, a Fund could conceivably own real estate directly as a result of a default on the securities it owns. A Fund, therefore, may be subject to certain risks associated with the direct ownership of real estate, including difficulties in valuing and trading real estate, declines in the value of real estate, risks related to general and local economic conditions, adverse changes in the climate for real estate, environmental liability risks, increases in property taxes and operating expenses, changes in zoning laws, casualty or condemnation losses, limitations on rents, changes in neighborhood values, the appeal of properties to tenants, and increases in interest rates.

In addition to the risks described above, equity REITs may be affected by any changes in the value of the underlying property owned by the trusts, while mortgage REITs may be affected by the quality of any credit extended. Equity and mortgage REITs are dependent upon management skill, are not diversified and are therefore subject to the risk of financing single or a limited number of projects. Such trusts are also subject to heavy cash flow dependency, defaults by borrowers, self-liquidation, and the possibility of failing to maintain an exemption from registration under the 1940 Act. Changes in interest rates may also affect the value of debt securities held by a Fund. By investing in REITs indirectly through a Fund, a shareholder will bear not only his or her proportionate share of the expenses of a Fund, but also, indirectly, similar expenses of the REITs.

INTER-FUND LOANS

A Fund may lend uninvested cash up to 15% of their net assets to current and future funds advised by the Adviser or an affiliate of the Adviser as well as portfolios of other registered investment companies whose investment adviser is controlling, controlled by or under common control with the Adviser (“Affiliated Funds”) and a Fund may borrow from other Affiliated Funds to the extent permitted under a Fund’s investment restrictions. If a Fund has borrowed from other Affiliated Funds and has aggregate borrowings from all sources that exceed 10% of a Fund’s total assets, a Fund will secure all of its loans from other Affiliated Funds. The ability of a Fund to lend its securities to other Affiliated Funds is subject to certain other terms and conditions contained in an exemptive order issued to affiliates of the Trust and the Adviser.

SENIOR SECURITIES

The term “senior security”, as defined in Section 18(g) of the 1940 Act, means any bond, debenture, note or similar obligation or instrument constituting a security and evidencing indebtedness, and any stock of a class having priority over any other class as to distribution of assets or payment of dividends; and “senior security representing indebtedness” means any senior security other than stock.

The term “senior security” will not include any promissory note or other evidence of indebtedness issued in consideration of any loan, extension or renewal thereof, made by a bank or other person and privately arranged, and not intended to be publicly distributed; nor will such term include any such promissory note or other evidence of indebtedness in any case where such a loan is for temporary purposes only and in an amount not exceeding 5% of the value of the total assets of the issuer at the time when the loan is made. A loan will be presumed to be for temporary purposes if it is repaid within 60 days and is not extended or renewed; otherwise it will be presumed not to be for temporary purposes. Any such presumption may be rebutted by evidence.

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TEMPORARY DEFENSIVE POSITIONS

Under normal market conditions, a Fund expects to be invested in its primary investments, as described above. However, for temporary defensive purposes, when the Sub-Adviser determines that market, economic, political or other conditions warrant, a Fund may invest up to 100% of its assets in cash and money market instruments (consisting of securities issued or guaranteed by the U.S. government, its agencies or instrumentalities; certificates of deposit, time deposits, and bankers’ acceptances issued by banks or savings and loan associations having net assets of at least $500 million as stated on their most recently published financial statements; commercial paper rated in one of the two highest rating categories by at least one nationally recognized statistical rating organization; repurchase agreements involving such securities; and, to the extent permitted by applicable law and a Fund’s investment restrictions, shares of other investment companies investing solely in money market securities). To the extent a Fund is invested in temporary defensive instruments, it will not be pursuing its investment objective.

OTHER INVESTMENTS

Subject to prior disclosure to shareholders, the Board may, in the future, authorize a Fund to invest in securities other than those listed here and in the Prospectuses, provided that such investment would be consistent with a Fund’s investment objective and that it would not violate any fundamental investment policies or restrictions applicable to a Fund.

PORTFOLIO TURNOVER

Portfolio turnover will tend to rise during periods of economic turbulence and decline during periods of stable growth. A higher turnover rate (100% or more) increases transaction costs (e.g., brokerage commissions) and increases realized gains and losses. High rates of portfolio turnover necessarily result in correspondingly greater brokerage and portfolio trading costs, which are paid by a Fund. Trading in fixed-income securities does not generally involve the payment of brokerage commissions, but does involve indirect transaction costs. In addition to portfolio trading costs, higher rates of portfolio turnover may result in the realization of capital gains. Portfolio turnover will tend to rise during periods of economic turbulence and decline during periods of stable growth.

PORTFOLIO HOLDINGS DISCLOSURE POLICY

Portfolio holdings information related to a Fund, including the top holdings, will be made available to the general public, at oldmutualfunds.com, fifteen calendar days after the end of each calendar quarter. A Fund’s portfolio holdings as of a period end are publicly disclosed four times per year with the SEC on Form N-CSR or Form N-Q. These reports are available, free of charge, on the SEC’s website, at www.sec.gov. Service providers that have contracted to provide services to the Trust (including the custodian, administrator, sub-administrator, broker-dealers in connection with the purchase or sale of securities or requests for price quotations or bids, counsel to the Trust, the Trust’s auditors, and certain others) and which require portfolio holdings information in order to perform those services may receive Fund holdings information prior to and more frequently than the public disclosure of such information (“non-standard disclosure”). These service providers are required to maintain the confidentiality of the information disclosed either by explicit agreement or by virtue of their respective duties to the Trust. Non-standard disclosure of portfolio holdings information may also be provided to entities that provide a service to the Adviser or the Trust, provided that the service is related to the investment advisory services that the Adviser provides to the Trust.

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Non-standard disclosure of portfolio holdings may only be made subject to the following conditions:

•	a written request for non-standard disclosure must be submitted to and approved in writing by either the Adviser’s chief compliance officer, general counsel, or chief investment officer;
•	the request must relate to an appropriate business purpose; and
•

the holdings information is disclosed pursuant to the terms of a written confidentiality agreement between the Adviser and the recipient of the holdings information, unless such party is a regulatory or other governmental entity.

The Board has approved this portfolio holdings disclosure policy and must approve any material change to the policy. In addition, the Adviser regularly presents to the Board a list of recipients, if any, of non-standard disclosure of portfolio holdings information. In no event shall the Trust, Adviser, Sub-Adviser(s), or any other entity receive any compensation in connection with the disclosure of a Fund’s portfolio holdings.

Listed below are the entities that currently receive non-standard disclosure of Fund holdings information. Neither the Trust, the Adviser, nor any other entity receives any compensation or other consideration in connection with each such arrangement.

Entity Name	Frequency of Holdings Disclosure	Restrictions on Use of Holdings Information
FactSet Research Systems, Inc.	Full holdings are disclosed on a daily basis.

Holdings information may only be used for the specific and legitimate business purpose to which the parties agreed. All holdings information is subject to a confidentiality agreement and there is a prohibition of trading based on the information received.

Ibbotson Associates Advisors, LLC	Full holdings are disclosed on a daily basis.

Holdings information may only be used for the specific and legitimate business purpose to which the parties agreed. All holdings information is subject to a confidentiality agreement and there is a prohibition of trading based on the information received.

Old Mutual Fund Services	Full holdings are disclosed on a daily basis.

Holdings information may only be used for the specific and legitimate business purpose to which the parties agreed. All holdings information is subject to a confidentiality agreement and there is a prohibition of trading based on the information received.

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TRUSTEES AND OFFICERS OF THE TRUST

The management and affairs of the Trust are supervised by the Board under the laws of the State of Delaware. The Board has approved contracts under which, as described above, certain companies provide essential management services to the Trust. The Trustees and executive officers of the Trust and their principal occupations for the last five years are set forth below. Each may have held other positions with the named companies during that period. The address for each of the Trustees and executive officers of the Trust is 4643 South Ulster Street, Suite 600, Denver, Colorado 80237.

Independent Trustees

Name and Age	Position(s) Held with the Trust	Term of Office* and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Funds in the Old Mutual Fund Complex Overseen by Trustee	Other Directorships Held by Trustee
L. Kent Moore (Age: 52)	Chairman of the Board and Trustee	Trustee since 2004	Partner, WillSource Enterprise, LLC (oil and gas exploration and production), since November 2005. Managing Director, High Sierra Energy, LP (holding company of natural resource related businesses), 2004 - 2005.	18	Foothills Energy Ventures, LLC, TS&W/Claymore Tax-Advantaged Balanced Fund, and Old Mutual/ Claymore Long Short Fund.
John R. Bartholdson (Age: 63)	Trustee	Trustee since 2004	Retired. Chief Financial Officer, The Triumph Group, Inc. (manufacturing), 1992 – April 2007.	49	Old Mutual Insurance Series Fund, Old Mutual Funds II, ING Clarion Real Estate Income Fund, and ING Clarion Global Real Estate Income Fund.

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Robert M. Hamje (Age: 65)	Trustee	Trustee since 2004	Retired. President and Chief Investment Officer, TRW Investment Management Company (investment management), 1984 - 2003.	18	TS&W/Claymore Tax-Advantaged Balanced Fund and Old Mutual/ Claymore Long-Short Fund.
Jarrett B. Kling (Age: 64)	Trustee	Trustee since 2004	Managing Director, ING Clarion Real Estate Securities (investment adviser).	18	Hirtle Callaghan Trust, ING Clarion Real Estate Income Fund, ING Clarion Global Real Estate Income Fund, and ING Clarion.

* Trustee of the Trust until such time as his or her successor is duly elected and appointed.

Interested Trustee and Advisory Trustee

Name and Age	Position(s) Held with the Trust	Term of Office* and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Funds in the Old Mutual Fund Complex Overseen by Trustee	Other Directorships Held by Trustee
Julian F. Sluyters ** (Age: 47)	Interested Trustee, President, and Principal Executive Officer	Trustee, President, and Principal Executive Officer since 2006	President and Chief Operating Officer, Old Mutual Capital, Inc., since September 2006. President and Chief Executive Officer, Scudder family of funds, 2004 – December 2005. Managing Director, UBS Global Asset Management, and President and Chief Executive Officer, UBS Fund Services, 2001 – 2003.	18	None
Walter W. Driver, Jr.*** (Age: 62)	Advisory Trustee	Advisory Trustee since 2006	Chairman – Southeast, Goldman Sachs & Co., since January 2006. Chairman, King & Spalding LLP (law firm), 1970 - January 2006.	18	Total Systems Services, Inc.

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*	Trustee of the Trust until such time as his or her successor is duly elected and appointed.
**	Mr. Sluyters is a Trustee who may be deemed to be an “interested person” of the Trust, as that term is defined in the 1940 Act, because he is an officer of the Adviser.
***

Mr. Driver commenced service as a Trustee in May 2005. Effective January 20, 2006, he resigned as a Trustee. Effective January 23, 2006, the Board appointed Mr. Driver an Advisory Trustee of the Trust, with no voting rights.

Officers

Name and Age	Position(s) Held with the Trust	Term of Office* and Length of Time Served	Principal Occupation(s) During Past Five Years
Robert T. Kelly (Age: 38)	Treasurer and Principal Financial Officer	Since 2006	Vice President, Old Mutual Capital, Inc. and Old Mutual Fund Services, since October 2006. Vice President of Portfolio Accounting, Founders Asset Management LLC, 2000 - September 2006.
James F. Lummanick (Age: 60)	Vice President and Chief Compliance Officer	Since 2005

Senior Vice President and Chief Compliance Officer, Old Mutual Capital, Inc., Old Mutual Investment Partners, and Old Mutual Fund Services, Inc., since 2005. Chief Compliance Officer, Old Mutual Funds II and Old Mutual Insurance Series Fund, since 2005. Senior Vice President and Director of Compliance, Calamos Advisors LLC, 2004 - 2005. Vice President and Chief Compliance Officer, Invesco Funds Group, Inc. 1996 - 2004.

Andra C. Ozols (Age: 46)	Vice President and Secretary	Since 2005

Senior Vice President, Secretary, and General Counsel, Old Mutual Capital, Inc., since 2005. Executive Vice President (2004 - May 2005), General Counsel and Secretary (2002 - 2005 and January 1998 - October 1998), and Vice President (2002 - 2004), ICON Advisors, Inc. Director of ICON Management & Research Corporation (2003 - 2005). Executive Vice President (2004 - 2005), General Counsel and Secretary (2002 - 2005) and Vice President (2002 - 2004), ICON Distributors, Inc. Executive Vice President and Secretary, ICON Insurance Agency, Inc. (2004 - 2005).

Karen S. Proc (Age: 38)	Assistant Secretary	Since 2005	Vice President (since 2006) and Associate General Counsel (since 2005), Old Mutual Capital, Inc. Associate General Counsel, Founders Asset Management LLC, 2002 - 2005.

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Kathryn A. Burns (Age: 31)	Assistant Treasurer	Since 2006	Regulatory Reporting Manager, Old Mutual Capital, Inc., since August 2006. Manager (2004 – July 2006) and Senior Associate (2001 – 2004), PricewaterhouseCoopers LLP.
Robert D. Lujan (Age: 41)	Assistant Treasurer	Since 2006

Fund Services Manager, Old Mutual Capital, Inc., since July 2006. Fund Accounting Supervisor, Janus Capital Group, 2003 - July 2006. Senior Fund Accountant, Janus Capital Management L.L.C., 2001 - 2003.

*	Officer of the Trust until such time as his or her successor is duly elected and qualified.

COMMITTEES

The Trustees are responsible for major decisions relating to a Fund’s investment goals, policies, strategies, and techniques. The Trustees also oversee the operation of the Trust by its officers and various service providers as they affect a Fund, but they do not actively participate in the day-to-day operation of or decision making process related to a Fund. The Board has two standing committees: a Governance and Nominating Committee and an Audit Committee. Currently, the members of each Committee are John R. Bartholdson, Robert M. Hamje, Jarrett B. Kling, and L. Kent Moore, comprising all the disinterested Trustees of the Trust.

Governance and Nominating Committee. The Governance and Nominating Committee selects and nominates those persons for membership on the Board who are disinterested Trustees, reviews and determines compensation for the disinterested Trustees and selects independent legal counsel, as set forth in Rule 0-1(6), to provide the disinterested Trustees with legal advice, as needed. During the fiscal year ended December 31, 2007, the Governance and Nominating Committee held 3 meetings. The Governance and Nominating Committee shall consider nominees recommended in writing by a shareholder (other than shareholder recommendations of himself or herself) to serve as Trustees, provided: (i) that such person is a shareholder of one or more of the Funds at the time he or she submits such names and is entitled to vote at the meeting of shareholders at which Trustees will be elected; and (ii) that the Governance and Nominating Committee or the Board, as applicable, shall make the final determination of persons to be nominated. The Governance and Nominating Committee shall evaluate nominees recommended by a shareholder to serve as Trustees in the same manner as they evaluate nominees identified by the Committee.

A shareholder who desires to recommend a nominee shall submit a request in writing by regular mail or delivery service to the following address: Old Mutual Funds I, 4643 South Ulster Drive, Suite 600, Denver, Colorado 80237, Attention: Secretary of the Old Mutual Funds I. Such request shall contain (i) the name, address and telephone number of, and number of Trust shares owned by, the person or entity or group of persons or entities on whose behalf the recommendation is being made, and the related account name, number and broker or account provider name, and (ii) if any of such persons were not record owners of the Trust at the time the recommendation was submitted, verification acceptable in form and substance to the Trust of such person’s ownership of the Trust at the time the recommendation was made.

Audit Committee. The Audit Committee, among other things, oversees the financial reporting process for the Trust, monitoring the Trust’s audit process and results. As part of this process, the Audit Committee recommends the selection of an independent audit firm for the approval by the Board and evaluates the independent audit firm’s performance, costs, and financial stability. During the fiscal year ended December 31, 2007, the Audit Committee held 4 meetings. The Chairman of the Audit Committee is John R. Bartholdson.

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FUND OWNERSHIP BY TRUSTEES

The Board has adopted a policy goal pursuant to which each Trustee plans to invest the equivalent of one year’s retainer fees in one or more of the Funds within three years from being appointed a Trustee. The Trust has no plan or other arrangement pursuant to which the Trustees receive pension or retirement benefits.

The tables below provide the dollar range of shares owned by each Trustee in each Fund, in all Funds in the Trust in the aggregate, and in all registered investment companies in the Old Mutual Complex in the aggregate, as of December 31, 2007. The Old Mutual Complex includes the Trust, Old Mutual Funds II, and Old Mutual Insurance Series Fund.

Independent Trustees

	John R. Bartholdson	Robert M. Hamje	Jarrett B. Kling	L. Kent Moore
Analytic VA Defensive Equity Portfolio	None	None	None	None
Analytic VA Global Defensive Equity Portfolio	None	None	None	None
Aggregate Ownership in Trust	$50,001 - $100,000	$10,001 - $50,000	Over $100,000	Over $100,000
Aggregate Ownership in Old Mutual Complex	Over $100,000	$10,001 - $50,000	Over $100,000	Over $100,000

Interested Trustee and Advisory Trustee

	Julian F. Sluyters	Walter W. Driver, Jr.
Analytic VA Defensive Equity Portfolio	None	None
Analytic VA Global Defensive Equity Portfolio	None	None
Aggregate Ownership in Trust	$10,001 - $50,000	None
Aggregate Ownership in Old Mutual Complex	$10,001 - $50,000	None

TRUSTEE COMPENSATION

The following table sets forth, for the fiscal year ended December 31, 2007, the compensation paid by the Trust to its Trustees for services rendered in their capacities as trustees of the Trust and the total compensation paid by the Trust complex to the Trustees.

	Aggregate Compensation From Trust [1]	Total Compensation from Old Mutual Complex Paid to Trustees
John R. Bartholdson, Trustee

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Robert M. Hamje, Trustee
Jarrett B. Kling, Trustee
L. Kent Moore, Trustee
Julian F. Sluyters, Trustee [2]
Walter W. Driver, Jr., Advisory Trustee [3]

[1]

Other series funds of the Trust include Old Mutual Asset Allocation Balanced Portfolio, Old Mutual Asset Allocation Conservative Portfolio, Old Mutual Asset Allocation Growth Portfolio, Old Mutual Asset Allocation Moderate Growth Portfolio, Old Mutual Analytic Defensive Equity Fund, Old Mutual Analytic Global Defensive Equity Fund, Old Mutual VA Asset Allocation Balanced Portfolio, Old Mutual VA Asset Allocation Conservative Portfolio, Old Mutual VA Asset Allocation Growth Portfolio, Old Mutual VA Asset Allocation Moderate Growth Portfolio, Old Mutual Clay Finlay China Fund, Old Mutual Clay Finlay Emerging Markets Fund, Old Mutual Copper Rock Emerging Growth Fund, Old Mutual International Bond Fund, Old Mutual International Equity Fund, and Old Mutual Provident Mid-Cap Growth Fund.

[2]	Since Mr. Sluyters is an officer of the Adviser, he receives no compensation from the Trust.

[3]

Mr. Driver commenced service as a Trustee in May 2005. Effective January 20, 2006, he resigned as a Trustee. Effective January 23, 2006, the Board appointed Mr. Driver an Advisory Trustee of the Trust, with no voting rights. For his services, Mr. Driver will be compensated at the same rate as compensation for Independent Trustees of the Trust.

For the period beginning January 1, 2007 through July 31, 2007, each Trustee (other than Mr. Sluyters) and Advisory Trustee received an annual retainer of $30,000 plus $1,000 for attendance at each Board meeting and $500 for attendance at each Committee meeting, whether attendance was in-person or telephonic, plus related travel and out-of-pocket expenses. In addition, the Chairman of the Board and the Chairman of the Audit Committee received an additional $10,000 and $5,000, respectively, and Mr. Hamje received an additional $3,000.

Effective August 1, 2007, each Trustee (other than Mr. Sluyters) and Advisory Trustee will receive the following:  a $35,000 annual retainer; $3,000 for attendance in-person at each regularly scheduled board meeting; $1,000 for attendance by telephone at each regularly scheduled board meeting; $3,000 for attendance in-person or by telephone at each special board meeting, in the discretion of the Chairman; and $500 for attendance in-person or by telephone at each committee meeting; plus related travel and out-of-pocket expenses.  In addition, the Chairman of the Board and the Chairman of the Audit Committee will receive annually an additional $10,000 and $5,000, respectively.

5% SHAREHOLDERS

As of March 10, 2008, the following persons were record owners (or to the knowledge of the Trust, beneficial owners) of 5% or more of the shares of a class of a Fund:

Old Mutual Analytic VA Defensive Equity Portfolio – Initial Class
Old Mutual Analytic VA Defensive Equity Portfolio – Service Class
Old Mutual Analytic VA Global Defensive Equity Portfolio – Initial Class

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Old Mutual Analytic VA Global Defensive Equity Portfolio – Service Class

As of March 10, 2008, the Trustees and Officers of the Trust collectively owned none of the outstanding shares of the Portfolios.

THE ADVISER

The Trust and Old Mutual Capital, Inc. (the “Adviser”) have entered into an investment advisory agreement with respect to the Funds (the “Advisory Agreement”). The Advisory Agreement provides certain limitations on the Adviser’s liability, but also provides that the Adviser will not be protected against any liability to the Trust or the Funds or their shareholders by reason of willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard of its obligations or duties thereunder.

The Adviser is a wholly-owned subsidiary of OMUSH, which is a wholly-owned subsidiary of OM Group (UK) Limited, which is a wholly-owned subsidiary of Old Mutual plc, a London-listed international financial services firm (“Old Mutual”). Old Mutual is an international financial services group based in London, with operations in life assurance, asset management, banking and general insurance. Old Mutual’s principal offices are located at Old Mutual Place, 2 Lambeth Hill, London, EC4V 4GG, United Kingdom. The principal address of the Adviser is 4643 South Ulster Street, Suite 600, Denver, Colorado 80237.

Old Mutual Fund Services, the Trust’s administrator (the “Administrator”), is a wholly owned subsidiary of the Adviser (see the section entitled “The Administrator and Sub-Administrator” in this SAI for more details on Old Mutual Fund Services). Old Mutual Investment Partners, the Trust’s distributor (the “Distributor”), is also a wholly owned subsidiary of the Adviser (see the section entitled “The Distributor” in this SAI for more details on Old Mutual Investment Partners).

The Advisory Agreement obligates the Adviser to: (i) provide a program of continuous investment management for the Trust in accordance with the Trust’s investment objectives, policies, and limitations; (ii) make investment decisions for the Trust; and (iii) place orders to purchase and sell securities for the Trust, subject to the supervision of the Board. The Advisory Agreement also requires the Adviser to pay its overhead and employee costs and the compensation and expenses of all its partners, officers, and employees who serve as officers and executive employees of the Trust. The Advisory Agreement provides that the Adviser is not responsible for other expenses of operating the Trust. From time to time, the Adviser or a company under common control with the Adviser may make payments to broker-dealers for the promotion of the sale of Trust shares or for their own company-sponsored sales programs.

The continuance of the after the first two years must be specifically approved at least annually (i) by the Board or by vote of a majority of the Trust’s outstanding voting securities and (ii) by the affirmative vote of a majority of the Trustees who are not parties to the agreement or “interested persons” (as defined in the 1940 Act) of any such party by votes cast in person at a meeting called for such purpose. The Advisory Agreement may be terminated (i) at any time without penalty by the Trust upon the vote of a majority of the Trustees or by a vote of the majority of the Trust’s outstanding voting securities upon 60 days’ written notice to the Adviser or (ii) by the Adviser at any time without penalty upon 60 days’ written notice to the Trust. An Advisory Agreement will also terminate automatically in the event of its assignment (as defined in the 1940 Act).

For its services, the Adviser is entitled to a fee, which is calculated daily and paid monthly, at an annual rate of each Fund’s average daily net assets as set forth in the table below. The investment advisory fee is calculated based on a Fund's net assets as a whole, and are then allocated among a Fund's respective classes based on their relative net assets.

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Fund	Management Fee	Asset Level
Old Mutual Analytic VA Defensive Equity Portfolio	0.950%	All asset levels
Old Mutual Analytic VA Global Defensive Equity Portfolio	1.150% 1.125% 1.100% 1.075%	Less than $1 billion Between $1 - $2 billion Between $2 - $3 billion Greater than $3 billion

In addition, in the interest of limiting the expenses of the Funds, the Adviser has signed expense limitation agreements with the Trust on behalf of the Funds (“Expense Limitation Agreements”) pursuant to which the Adviser has agreed to reduce the fees payable to it under the Advisory Agreement and to assume other expenses in an amount necessary to limit total annual operating expenses to an annual rate (as a percentage of a Fund’s average daily net assets) (“Expense Limit”) as set forth in the table below.

	Service Class Expense Limit	Expiration Date
Old Mutual Analytic VA Defensive Equity Portfolio	1.30%	December 31, 2008
Old Mutual Analytic VA Defensive Equity Portfolio	3.00%	December 31, 2017
Old Mutual Analytic VA Global Defensive Equity Portfolio	1.60%	December 31, 2008
Old Mutual Analytic VA Global Defensive Equity Portfolio	3.00%	December 31, 2017

For the expense limitation agreement expiring December 31, 2008, to the extent that the Adviser limits the operating expenses of a Portfolio, the Adviser may seek reimbursement of such expenses within two fiscal years after the fiscal year in which the fees were waived, so long as the Portfolio’s assets are greater than $75 million, such reimbursement does not cause the operating expenses of the Portfolio in the year of reimbursement to exceed the expense limitation in effect in the year for which fees are being reimbursed, and the reimbursement was approved by the Board of Trustees of the Trust.

For the expense limitation agreement expiring December 31, 2017, the Adviser is entitled to reimbursement from a Portfolio of any fees waived pursuant to the expense limitation arrangement if such reimbursement does not cause the operating expenses of the Portfolio in the year of reimbursement to exceed the expense limitation in effect in the year for which fees are being reimbursed and the reimbursement is made within three years after the expenses were reimbursed.

For the fiscal year ended December 31, 2007, the management fee for a Fund, the amount waived by the Adviser, and the actual net fee paid by a Fund were as follows:

Fiscal year ended December 31, 2007
	Management Fee	Reduction in Fee	Net Fee Paid
Analytic VA Defensive Equity Portfolio
Analytic VA Global Defensive Equity Portfolio

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THE SUB-ADVISERS

The Trust, on behalf of the Funds, and the Adviser have entered into a sub-advisory agreement with Analytic Investors, LLC (the “Sub-Adviser”). The sub-advisory agreement provides certain limitations on the Sub-Adviser’s liability, but also provides that the Sub-Adviser will not be protected against any liability to a Fund or its shareholders by reason of willful misfeasance, bad faith, or gross negligence on its part in the performance of its duties or from reckless disregard of its obligations or duties thereunder.

Analytic Investors, LLC (“Analytic”)

The Trust and the Adviser have entered into a sub-advisory agreement with Analytic. For the services provided and expenses incurred pursuant to the sub-advisory agreement for Old Mutual Analytic Defensive Equity Fund, Analytic is entitled to receive from the Adviser a sub-advisory fee computed and paid monthly at an annual rate of 0.70% of the average daily net assets of the Fund.

For the services provided and expenses incurred pursuant to the sub-advisory agreement for Old Mutual Analytic Global Defensive Equity Fund, Analytic is entitled to receive from the Adviser a sub-advisory fee computed and paid monthly at an annual rate of 0.80% of the average daily net assets of the Fund, net 50% of any breakpoints, waivers, reimbursement payments, supermarket fees, and alliance fees waived, reimbursed, or paid by the Adviser.

Compensation. Analytic’s compensation structure for professional employees consists of an industry median base salary (based on independent industry information) and an annual discretionary bonus. Bonus amounts are determined using the following factors: the overall success of Analytic in terms of profitability; the overall success of the department or team; and an individual’s contribution to the team, based on goals established during the performance period. Compensation based on investment strategy performance is not tied to individual account performance, but rather to each strategy as a whole. Strategy performance information is based on pre-tax calculations for the prior calendar year. No portfolio manager is directly compensated a portion of an advisory fee based on the performance of a specific account. Members of Analytic’s senior management team and investment management professionals may also have a deferred component to their total compensation (with a three-year vesting period) that is invested in Analytic’s investment products to tie the interests of the individual to the interests of Analytic and Analytic’s clients. Portfolio managers’ base salaries are typically reviewed on an annual basis determined by each portfolio manager’s anniversary date of employment. Discretionary bonuses are determined annually, upon analysis of information from the prior calendar year.

Fund Shares Owned by the Portfolio Managers. The following table shows the dollar amount range of each portfolio manager’s “beneficial ownership” of shares of Old Mutual Analytic Defensive Equity Fund and Old Mutual Analytic Global Defensive Equity Fund as of December 31, 2007. Dollar amount ranges disclosed are established by the SEC. “Beneficial ownership” is determined in accordance with Rule 16a-1(a)(2) under the Securities Exchange Act of 1934, as amended (“Exchange Act”).

	Analytic VA Defensive Equity Portfolio	Analytic VA Global Defensive Equity Portfolio
Harindra de Silva	None	None
Gregory McMurran	None	None
Dennis M. Bein	None	None
Steven Sapra	None	None

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Scott Barker	None	None
Robert Murdock	None	None
David Krider	None	None

Other Accounts. As of December 31, 2007, Analytic’s portfolio managers were responsible for the day-to-day management of certain other accounts, in addition to Old Mutual Analytic Defensive Equity Fund and Old Mutual Analytic Global Defensive Equity Fund, as set forth in the following table. The numbers in parentheses indicate the number of accounts and the total assets in the accounts for which the advisory fee is based on the performance of the account.

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets $Million	Number of Accounts	Total Assets $Million	Number of Accounts	Total Assets $Million
Harindra de Silva

Gregory McMurran

Dennis M. Bein

Steven Sapra

Scott Barker

Robert Murdock

David Krider

Conflicts of Interest. The portfolio managers’ management of “other accounts” may give rise to potential conflicts of interest in connection with their management of the Funds’ investments, on the one hand, and the investments of the other account, on the other. The other account may have the same investment objective as a Fund. Therefore, a potential conflict of interest may arise as a result of the identical investment objectives, whereby the portfolio managers could favor one account over another. Another potential conflict could include the portfolio managers’ knowledge about the size, timing, and possible market impact of Fund trades, whereby the portfolio managers could use this information to the advantage of another account and to the disadvantage of the Funds.

Sub-Advisory Agreement

The sub-advisory agreement obligates the Sub-Adviser to: (i) manage the investment operations of the assets managed by the Sub-Adviser and the composition of the investment portfolio comprising such assets, including the purchase, retention and disposition thereof in accordance with a Fund’s investment objective, policies and limitations; (ii) provide supervision of the assets managed by the Sub-Adviser and to determine from time to time what investment and securities will be purchased, retained or sold on behalf of a Fund and what portion of the assets managed by the Sub-Adviser will be invested or held uninvested in cash; and (iii) determine the securities to be purchased or sold on behalf of a Fund in connection with such assets and to place orders with or through such persons, brokers or dealers to carry

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out the policy with respect to brokerage set forth in the Prospectuses or as the Board of Trustees or the Adviser may direct from time to time, in conformity with federal securities laws.

The continuance of the sub-advisory agreement after the first two years must be specifically approved at least annually (i) by the Trust’s Board of Trustees or by vote of a majority of the outstanding voting securities of a Fund and (ii) by the affirmative vote of a majority of the Trustees who are not parties to the agreement or interested persons of any such party by votes cast in person at a meeting called for such purpose. The Sub-Advisory Agreement may be terminated (i) by the Trust, without the payment of any penalty, by the vote of a majority of the Trustees of the Trust or by the vote of a majority of the outstanding voting securities of the relevant Fund, (ii) by the Adviser at any time, without the payment of any penalty, on not more than 60 days’ nor less than 30 days’ written notice to the other parties, or (iii) by the Sub-Adviser at any time, without the payment of any penalty, on 90 days’ written notice to the other parties. The sub-advisory agreement will also terminate automatically in the event of its assignment (as defined in the 1940 Act).

THE DISTRIBUTOR

Old Mutual Investment Partners (the “Distributor”), a wholly owned subsidiary of OMUSH, and the Trust are parties to a distribution agreement (the “Distribution Agreement”), pursuant to which the Distributor serves as principal underwriter for the Trust’s shares. The Distributor receives no compensation for serving in such capacity, except as provided in a separate Distribution Plan. The principal business address of the Distributor is 4643 South Ulster Street, Suite 600, Denver, Colorado 80237.

The Distribution Agreement is renewable annually. The Distribution Agreement may be terminated by the Distributor, by a majority vote of the Trustees who are not “interested persons” (as defined in the 1940 Act) and have no financial interest in the Distribution Agreement or by a majority vote of the outstanding securities of the Trust upon not more than 90 days’ written notice by either party or upon assignment by the Distributor.

No compensation was paid to the Distributor for distribution services for the fiscal year ended December 31, 2007.

The Trust has adopted a Distribution Plan for the Service Class Shares pursuant to Rule 12b-1 under the 1940 Act to enable the Service Class Shares of the Portfolio to directly and indirectly bear certain expenses relating to the distribution of such shares. The Distribution Plan is a compensation plan, which means that it compensates the Distributor or third-party broker-dealer or other financial intermediary regardless of the expenses actually incurred by such persons.

Pursuant to the Distribution Plan for Service Class Shares, the Trust will pay to the Distributor a monthly fee at an annual aggregate rate not to exceed 0.25% of the average net asset value of the Service Class Shares, which is to compensate the Distributor for services provided and expenses incurred by it in connection with the offering and sale of Service Class Shares. All or a substantial portion of the distribution fees that are paid to the Distributor are re-allowed to the Participating Insurance Companies that sponsor VA Contracts and VLI Policies which offer or hold Fund shares.

The Distributor will prepare and deliver written reports to the Board on a regular basis (at least quarterly) setting forth the payments made pursuant to the Distribution Plan, and the purposes for which such expenditures were made, as well as any supplemental reports as the Board may from time to time reasonably request.

Except to the extent that the Administrator, Sub-Administrator, Advisor, or Sub-Advisors may benefit through increased fees from an increase in the net assets of the Trust which may have resulted in part from the expenditures, no interested person of the Trust nor any Trustee of the Trust who is not an

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“interested person” (as defined in the 1940 Act) of the Trust had a direct or indirect financial interest in the operation of the Distribution Plan or any related agreement.

The following table reflects a Fund’s payment of fees pursuant to the Distribution Plan for Service Class shares for the fiscal year ended December 31, 2007.

Distribution Plan for Service Class Shares
Old Mutual Analytic VA Defensive Equity Portfolio
Old Mutual Analytic VA Global Defensive Equity Portfolio

THE ADMINISTRATOR AND SUB-ADMINISTRATOR

The Trust and Old Mutual Fund Services (the “Administrator”) entered into an Administrative Services Agreement (the “Administrative Agreement”), pursuant to which the Administrator oversees the administration of the Trust’s and the Funds’ business and affairs, including regulatory reporting and all necessary office space, equipment, personnel, and facilities, as well as services performed by various third parties. The Administrator, a wholly owned subsidiary of the Adviser, was organized as a Pennsylvania business trust and has its principal place of business at 4643 South Ulster Street, Suite 600, Denver, Colorado 80237. Under the Administrative Agreement, as compensation for all services rendered and facilities provided, the Trust shall pay the Administrator a fee per Fund of the average daily net assets of each Fund calculated in accordance with the following schedule:

Average Daily Net Assets	Annual Fee Rate
$0 to $500 Million	0.10%
>$500 Million up to $1 Billion	0.09%
>$1 Billion up to $1.5 Billion	0.08%
>$1.5 Billion	0.07%

The Administrative Agreement provides that the Administrator will not be liable for any error of judgment or mistake of law or for any loss suffered by the Trust in connection with the matters to which the Administrative Agreement relates, except a loss resulting from willful misfeasance, bad faith, or negligence on the part of the Administrator in the performance of its duties. The Administrative Agreement will continue in effect unless terminated by either party upon not less than 90 days’ prior written notice to the other party.

For the fiscal year ended December 31, 2007, the Funds paid $____________ in administration fees to the Administrator.

The Administrator and SEI Investments Global Funds Services (“SEI”) entered into a sub-administrative services agreement (the “SEI Sub-Administration Agreement”), pursuant to which SEI assists the Administrator in connection with the administration of the business and affairs of the Trust. SEI Investments Management Corporation (“SEI Investments”), which is a wholly owned subsidiary of SEI

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Investments Company, owns all beneficial interest in SEI. SEI was organized as a Delaware business trust and has its principal business offices at One Freedom Valley Road, Oaks, Pennsylvania 19456. Under the SEI Sub-Administration Agreement, the Administrator pays SEI fees at an annual rate calculated as follows: the greater sum (higher value) which results from making the following calculations (i) a fee based on the average daily net assets of the Trust, Old Mutual Advisor Funds II, and Old Mutual Insurance Series Fund of: (A) 0.0165% of the first $10 billion, plus (B) 0.0125% of the next $10 billion, plus (C) 0.010% of the excess over $20 billion and (ii) a fee based on the aggregate number of series of the Trust, Old Mutual Advisor Funds II, and Old Mutual Insurance Series Fund calculated at the sum of between $50,000 and $60,000 per fund, depending on the total number of funds. The SEI Sub-Administration Agreement provides that SEI will not be liable for any error of judgment or mistake of law or for any loss suffered by the Trust in connection with the matters to which the SEI Sub-Administration Agreement relates, except a loss resulting from willful misfeasance, bad faith, or negligence on the part of SEI in the performance of its duties. The SEI Sub-Administration Agreement will renew each year unless terminated by either party upon not less than 90 days’ prior written notice to the other party. The SEI Sub-Administration Agreement was terminated, effective November 2, 2007.

The Administrator and The Bank of New York Mellon (“BNY Mellon”) entered into a sub-administration and accounting agreement (the “BNY Mellon Sub-Administration Agreement”), pursuant to which BNY Mellon is obligated to provide administrative assistance to the Administrator in connection with the business and affairs of the Trust beginning on November 5, 2007.  BNY Mellon has its principal business offices at One Wall Street, New York, NY 10286.  Under the BNY Mellon Sub-Administration Agreement, the Administrator pays BNY Mellon the following fees:  annual rates, based on the combined average daily gross assets of the Old Mutual Complex, of (1) 0.0475% of the first $6 billion, plus (2) 0.04% of the average daily gross assets in excess of $6 billion.  For funds within the Old Mutual Complex that are managed as a “fund of funds”, these fees apply only at the underlying fund level.  In addition, the Administrator pays BNY Mellon the following annual fees:  (1) $35,000 for each fund managed as a “fund of funds”; and (2) $3,000 per class in excess of three classes for each fund in the Old Mutual Complex.  Certain minimum fees apply. The BNY Mellon Sub-Administration Agreement provides that BNY Mellon shall not be liable for any costs, damages, liabilities or claims incurred by BNY Mellon except those arising out of BNY Mellon’s or its delegee’s or agent’s (if such delegee or agent is a subsidiary of the Sub-Adviser) negligence or willful misconduct or BNY Mellon’s failure to act in good faith.  In no event shall BNY Mellon be liable to the Administrator or any third party for special, indirect or consequential damages.  The BNY Mellon Sub-Administration Agreement will renew each year unless terminated by either party upon not less than sixty (60) days’ prior written notice to the other party.

For the period beginning January 1, 2007 and continuing through November 2, 2007, Old Mutual Fund Services and the Advisor paid the Trust’s former Sub-Administrator, SEI Investments Management Corporation (“SEI”), the following sub-administration fees:

$XX

For the period beginning November 3, 2007 and continuing through December 31, 2007, Old Mutual Fund Services and the Advisor paid the Sub-Administrator the following sub-administrations fees:

$XX

OTHER SERVICE PROVIDERS

THE TRANSFER AGENT AND SHAREHOLDER SERVICING AGENTS

DST Systems, Inc. (the “Transfer Agent”), P.O. Box 219398, Kansas City, Missouri 64141-6534, serves as the transfer agent and dividend disbursing agent for the Trust under a transfer agency agreement with the Trust.

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The Administrator serves as shareholder servicing agent for the Trust under a shareholder servicing agreement with the Trust. For the fiscal year ended December 31, 2007, the Funds paid $XX in fees to the Administrator for these services. Old Mutual Shareholder Services, Inc. (“OM SSI”), an affiliate of the Adviser, served as sub-shareholder servicing agent for the Trust under a sub-shareholder servicing agreement between OM SSI and the Administrator through June 10, 2007. The principal place of business of OM SSI is 4643 South Ulster Street, Suite 600, Denver, Colorado 80237. For the fiscal years ended December 31, 2007, the Administrator paid $XX in sub-shareholder servicing fees to OM SSI.

From time to time, the Trust may pay amounts to third parties that provide sub-transfer agency and other administrative services relating to the Trust to persons who beneficially own interests in the Trust, such as participants in 401(k) plans or fund supermarket arrangements. These services may include, among other things, sub-accounting services, answering inquiries relating to the Trust, delivering, on behalf of the Trust, proxy statements, annual reports, updated Prospectuses, other communications regarding the Trust and related services as the Trust or the beneficial owners may reasonably request. In such cases, the Trust will not compensate such third parties at a rate that is greater than the rate the Trust is currently paying the Transfer Agent for providing these services to shareholders investing directly in the Trust.

In addition, from time to time, the Trust may pay networking fees to broker-dealers who help offset account maintenance and statement and transaction processing costs by utilizing the Networking function of the National Securities Clearing Corporation (NSCC). To the extent that a broker-dealer or other financial intermediary receives these payments, it may have an incentive to sell a Fund’s shares.

CUSTODIAN

BNY Mellon also serves as the custodian for the Funds. The custodian holds cash, securities, and other assets of the Funds as required by the 1940 Act.

COUNSEL AND INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Kramer Levin Naftalis & Frankel LLP, 1177 Avenue of the Americas, New York, New York 10036, serves as counsel to the Trust. XX serves as the independent registered public accounting firm of the Trust.

FUND TRANSACTIONS

The Adviser and Sub-Adviser are authorized to select brokers and dealers to effect securities transactions for the Funds. It is the policy of the Adviser and Sub-Adviser to obtain the “best execution” of their clients’ securities transactions. The Adviser and Sub-Adviser strive to execute each client’s securities transactions in such a manner that the client’s total costs or proceeds in each transaction are the most favorable under the circumstances. Commission rates paid on securities transactions for client accounts must reflect prevailing market rates. In addition, the Adviser and Sub-Adviser will consider the full range and quality of a broker’s services in placing brokerage including, but not limited to, the value of research provided, execution capability, commission rate, willingness and ability to commit capital, and responsiveness. The lowest possible commission cost alone does not determine broker selection. The transaction that represents the best quality execution for a client account will be executed. In the case of securities traded in the over-the-counter market, the Adviser and Sub-Adviser expect normally to seek to select primary market makers.

For the fiscal year ended December 31, 2007, the Funds paid the following in aggregate brokerage commissions on portfolio transactions.

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December 31, 2007
Old Mutual Analytic VA Defensive Equity Portfolio
Old Mutual Analytic VA Global Defensive Equity Portfolio

The Adviser and Sub-Adviser may, consistent with the interests of the Funds, select brokers on the basis of the research services they provide to the Adviser or Sub-Adviser. These research services may include advice, either directly or through publications or writings, as to the value of securities, the advisability of investing in, purchasing, or selling securities, and the availability of securities or purchasers or sellers of securities; furnishing of analyses and reports concerning issuers, securities, or industries; providing information on economic factors and trends; assisting in determining portfolio strategy; providing computer software used in security analyses; and providing portfolio performance evaluation and technical market analyses.

For the fiscal year ended December 31, 2007, through agreements or understandings with brokers, or otherwise through an internal allocation procedure, brokerage transactions of the Funds were directed to brokers because of research services provided. The following table indicates the amount of these transactions and related commissions paid during this period. These amounts represent transactions effected with, and related commissions paid to, brokers that provide third party research services. They do not include transactions and commissions involving brokers that provide proprietary research.

	Amount of Transactions to Brokers Providing Research	Related Commissions
Old Mutual Analytic VA Defensive Equity Portfolio
Old Mutual Analytic VA Global Defensive Equity Portfolio

Information so received by the Adviser or Sub-Adviser will be in addition to and not in lieu of the services required to be performed by the Adviser or Sub-Adviser under the advisory agreement. If, in the judgment of the Adviser or Sub-Adviser, the Funds or other accounts managed by the Adviser or Sub-Adviser will be benefited by supplemental research services, the Adviser and Sub-Adviser are authorized to pay brokerage commissions to a broker furnishing such services which are in excess of commissions which another broker may have charged for effecting the same transaction. The expenses of the Adviser or Sub-Adviser will not necessarily be reduced as a result of the receipt of such information, and such services may not be used exclusively, or at all, with respect to a Fund or account generating the brokerage, and there can be no guarantee that the Adviser or Sub-Adviser will find all of such services of value in advising the Funds.

The Adviser and Sub-Adviser are permitted to allocate portfolio transactions, which generate commissions or commission equivalents from certain accounts to brokers or dealers who provide services directly to or for the managed account. In some instances, these services provided by the broker or dealer may help offset expenses that the account would otherwise pay directly.

A Fund may request that the Adviser or Sub-Adviser direct a Fund’s brokerage to offset certain expenses of the Fund. The Adviser or Sub-Adviser will attempt to fulfill directed brokerage subject to achieving best execution. Although the Adviser or Sub-Adviser attempt to satisfy a Fund’s direction requests, there can be no guarantee that it will be able to do so. In certain circumstances, the directed broker may not offer the lowest commission rate. This may cause a Fund to pay a higher rate of commission than might otherwise have been available had the Adviser or Sub-Adviser been able to choose the broker or dealer to be utilized.

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By directing a portion of a Fund’s generated brokerage commissions, the Adviser and Sub-Adviser may not be in a position to negotiate brokerage commissions on a Fund’s behalf with respect to transactions effected by the directed broker or dealer, to freely negotiate commission rates or spreads on the basis of the best price and execution, or to commingle or “bunch” orders for purposes of execution with orders for the same securities for other accounts managed by the Adviser or Sub-Adviser. In cases where a Fund has instructed the Adviser or Sub-Adviser to direct brokerage to a particular broker or dealer, orders for the Fund may be placed after brokerage orders for accounts that do not impose such restrictions.

The SEC requires the Trust to provide certain information on the securities of the Funds’ regular brokers or dealers (or their parents) held by the Funds during their most recent fiscal year. The following table identifies those brokers or dealers and the value of the Funds’ aggregate holdings of the securities of each such issuer as of December 31, 2007.

	Broker-Dealer	Aggregate Value
Old Mutual Analytic VA Defensive Equity Portfolio
Old Mutual Analytic VA Global Defensive Equity Portfolio

The Funds may execute brokerage or other agency transactions through the Distributor, which is a registered broker-dealer, for a commission in conformity with the 1940 Act, the Securities Exchange Act of 1934, as amended, and rules promulgated by the SEC. Under these provisions, the Distributor is permitted to receive and retain compensation for effecting portfolio transactions for a Fund on an exchange if a written contract is in effect between the Distributor and the Fund expressly permitting the Distributor to receive and retain such compensation. These rules further require that commissions paid to the Distributor by the Funds for exchange transactions not exceed “usual and customary” brokerage commissions. The rules define “usual and customary” commissions to include amounts which are “reasonable and fair compared to the commission, fee or other remuneration received or to be received by other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time.” The Trustees, including those who are not “interested persons” of the Trust, have adopted procedures for evaluating the reasonableness of commissions paid to the Distributor and will review these procedures periodically.

Consistent with the Conduct Rules of NASD, Inc. (“NASD”), Rule 12b-1(h) under the 1940 Act and subject to seeking best execution and in accordance with policies and procedures adopted by the Board, the Adviser or Sub-Adviser may select broker-dealers to execute Fund portfolio transactions that promote or sell a Fund’s shares. Those policies and procedures are reasonably designed to prevent the Adviser’s or Sub-Adviser’s personnel from taking into account such promotion or sale of Fund shares and shares of any other mutual fund it advises in selecting broker-dealers to execute a Fund’s portfolio transactions. Neither the Trust, Adviser, Sub-Adviser, nor Distributor may enter into any agreement or other understanding under which the Trust directs, or is expected to direct, portfolio securities transactions to a broker or dealer in consideration for such promotion or sale of such shares.

Code of Ethics. The Trust, Adviser, Sub-Adviser, and Distributor have each adopted a code of ethics pursuant to Rule 17j-1 under the 1940 Act governing personal trading by persons who manage, or who have access to, trading activity by the Funds. The codes of ethics allow trades to be made in securities that may be held by the Funds. However, they prohibit a person from taking advantage of trades of shares of a Fund or from acting on inside information. In addition, the Board reviews and approves the codes of ethics of the Trust, Adviser, Sub-Adviser, and Distributor and any material amendments thereto. The Board also reviews annual reports on issues raised under the Trust’s, Adviser’s, Sub-Adviser’s, and Distributor’s codes of ethics during the previous year.

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Proxy Voting. The Board has adopted Proxy Voting Guidelines (the “Guidelines”) to determine how to vote proxies relating to portfolio securities. The Guidelines are attached to this SAI as Exhibit B. In general, the Guidelines seek to vote proxies in a manner that maximizes the value of a Fund’s investments. It is the policy of the Funds to vote proxies of the underlying funds in a manner the independent Trustees of the Trust believe is in the best interests of the Funds. The Guidelines generally assign proxy voting responsibilities for a Fund to the Adviser. Also included in Exhibit B to this SAI are the proxy voting policies for the Adviser. The Sub-Adviser does not vote proxies. Information regarding how the Funds voted proxies relating to portfolio securities during the 12-month period ended June 30, 2007 is available (i) on the Trust’s website at oldmutualfunds.com; (ii) without charge, upon request, by calling toll-free 888.772.2888; and (iii) on the SEC’s website at http://www.sec.gov.

DESCRIPTION OF SHARES

The Trust may issue an unlimited number of shares for a Fund and may create additional series funds and additional classes of the Trust. Each share of a Fund represents an equal proportionate interest in a Fund with each other share. Shares of a Fund are entitled upon liquidation to a pro rata share in the net assets of a Fund available for distribution to shareholders. Shareholders have no preemptive rights. All consideration received by the Trust for shares of a Fund and all assets in which such consideration is invested would belong to a Fund and would be subject to the liabilities related thereto.

VOTING RIGHTS

Each share held entitles a shareholder to one vote for each share held by the shareholder. Shareholders of the Funds will vote together in matters affecting the Trust generally, such as the election of Trustees or selection of accountants. Shareholders of any particular class of the Trust will vote separately on matters relating solely to such class and not on matters relating solely to any other class or classes of the Trust. The Trust is not required to hold annual meetings of shareholders, but shareholder approval will be sought for certain changes in the operation of the Trust and for the election of Trustees under certain circumstances. The Agreement and Declaration of Trust (“Trust Agreement”) provides that the Trustees of the Trust will hold office during the existence of the Trust, except as follows: (i) any Trustee may resign or retire; (ii) any Trustee may be removed by a vote of at least two-thirds of the outstanding shares of the Trust at a meeting, or at any time by written instrument signed by at least two-thirds of the Trustees and specifying when such removal becomes effective; (iii) any Trustee who has become incapacitated and is unable to serve may be removed by a written instrument signed by a majority of the Trustees; or (iv) any Trustee who has died will be terminated upon the date of his death.

Under Delaware law, shareholders of a Delaware statutory trust will be entitled to the same limitations of liability extended to shareholders of private for-profit corporations; however, there is a remote possibility that shareholders could, under certain circumstances, be held liable for the obligations of the Trust to the extent the courts of another state which does not recognize such limited liability were to apply the laws of such state to a controversy involving such obligations. However, the Trust Agreement disclaims shareholder liability for acts or obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by the Trust or the Trustees to all parties, and each party thereto must expressly waive all rights of action directly against shareholders of the Trust. The Trust Agreement and By-Laws (the “Governing Instruments”) provide for indemnification out of the property of a Fund for all losses and expenses of any shareholder of the Fund held liable on account of being or having been a shareholder. Thus, the risk of a shareholder incurring financial loss due to shareholder liability is limited to circumstances in which a Fund would be unable to meet its obligations and the complaining party was held not to be bound by the liability disclaimer.

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The Governing Instruments provide indemnification for current and former Trustees, officers, employees and agents of the Trust to the fullest extent permitted by Delaware law and other applicable law. Trustees of the Trust may be personally liable to the Trust and its shareholders by reason of willful misfeasance, bad faith or gross negligence in the performance of their duties or by reason of reckless disregard of their duties as trustees.

PURCHASES AND REDEMPTIONS OF SHARES

PURCHASES

Individual investors may not purchase shares of the Funds. Shares may be purchased or redeemed only by separate accounts of Participating Insurance Companies. Shares of each Fund are offered on a continuous basis. All investments in a Fund are credited to a Participating Insurance Company’s separate account immediately upon acceptance of the investments by the Fund. The Funds reserve the right to reject any specific purchase order. Purchase orders may also be refused if, in the Advisor’s opinion, they are of a size that would disrupt the management of a Fund. A Fund may discontinue sales of its shares if management believes that a substantial further increase in assets may adversely affect the Fund’s ability to achieve its investment objective. In such event, however, it is anticipated that existing VA Contract owners or VLI Policy owners would be permitted to continue to allocate premiums to separate account subaccounts that invest in the Funds.

Purchases in-Kind

Under unusual circumstances, an investor may purchase shares of a Fund with investment securities acceptable to a Fund. The Distributor will inform the investor of the securities acceptable to a Fund. Purchases by affiliated persons of a Fund may only be made after receiving Board and regulatory approval, as required. An in-kind purchase must be consistent with the following: (1) an in-kind purchase must not dilute the interests of existing shareholders; and (2) the in-kind consideration accepted by a Fund must consist of securities that are appropriate, in type and amount, for investment by a Fund in light of its investment objective, policies, restrictions, and current holdings. The method of valuing securities used to make purchases in-kind will be the same as the method of valuing portfolio securities described below in the section of this SAI entitled “Determination of Net Asset Value” and such valuation will be made as the same time the purchase price is determined.

REDEMPTIONS. Shares of a Fund may be redeemed on any Business Day. Redemption proceeds will normally be wired to the Participating Insurance Company on the Business Day following receipt of the redemption order by the Participating Insurance Company, but in no event later than seven days after receipt of such order.

The Trust reserves the right to suspend the right of redemption and/or to postpone the date of payment upon redemption for any period on which trading on the New York Stock Exchange is restricted, or during the existence of an emergency (as determined by the SEC by rule or regulation) as a result of which disposal or valuation of each Fund’s securities is not reasonably practicable, or for such other periods as the SEC has permitted by order. The Trust also reserves the right to suspend sales of shares of a Fund for any period during which the New York Stock Exchange, the Advisor, the Sub-Advisors, the Transfer Agent and/or the Custodian are not open for business.

Redemptions In-Kind

It is currently the Trust’s policy to pay all redemptions in cash. The Trust retains the right, however, to alter this policy under unusual circumstances to provide for redemptions in whole or in part by a distribution in-kind of securities held by a Fund in lieu of cash in order to protect the interests of the remaining shareholders (i.e., the amount redeemed is large enough to affect Fund operations), or to

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accommodate a request by a particular shareholder that does not adversely affect the interests of the remaining shareholders. The method of valuing securities used to make redemptions in-kind will be the same as the method of valuing portfolio securities described below in the section of this SAI entitled “Determination of Net Asset Value” and such valuation will be made as of the same time the redemption price is determined. Shareholders may incur brokerage charges on the sale of any such securities so received in payment of redemptions and will be exposed to market risk until the securities are converted to cash. In addition, in-kind distributions may include illiquid securities which shareholders may be unable to dispose of at the time or price desired.

The Trust has made an election pursuant to Rule 18f-1 under the 1940 Act by which it has committed itself to pay in cash all requests for redemption by any shareholder of record, limited in amount with respect to each shareholder during any 90-day period to the lesser of (i) $250,000 or (ii) 1.00% of the net asset value of the Fund at the beginning of such 90-day period. Should redemptions by any shareholder exceed such limitation, the Fund will have the option of redeeming the excess in cash or in-kind.

Purchases and redemptions may be made on any day on which the New York Stock Exchange is open for business. Currently, the following holidays are observed by the New York Stock Exchange: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

EXCHANGE PRIVILEGES. Once payment for shares of a Fund has been received (i.e., an account has been established) and the payment has been converted to federal funds, some or all of the Fund shares may be exchanged for shares of the same class of other Funds at NAV.

DETERMINATION OF NET ASSET VALUE

The purchase and redemption price of the shares of a class of a Fund is based on the NAV attributable to such class. A Fund calculates the NAV for each of its share classes by subtracting the liabilities from the total assets attributable to a class and dividing the result by the total number of shares outstanding of that class. NAV is determined daily, normally as of the close of trading on the New York Stock Exchange (normally 4:00 p.m. Eastern Time) on any business day. Once a Fund reaches a certain asset size, its NAV will be listed in the mutual fund section of most major daily newspapers, including The Wall Street Journal.

The securities of the Funds are valued by BNY Mellon, the Funds’ sub-administrator (the “Sub-Administrator”). The Sub-Administrator will use an independent pricing service to obtain valuations of securities. The pricing service relies primarily on prices of actual market transactions as well as trade quotations. The procedures of the pricing service and its valuations are reviewed by the officers of the Trust under the general supervision of the Trustees.

Fund securities listed on an exchange are valued at the last sales price. Fund securities quoted on a national market system are valued at the official closing price, or if there is none, at the last sales price. Other securities are quoted at the last bid price. In the event a listed security is traded on more than one exchange, it is valued at the last sale price on the exchange on which it is principally traded. If there are no transactions in a security during the day, it is valued at the official closing price or if none, at the most recent bid price. However, debt securities (other than short-term obligations), including listed issues, are valued on the basis of valuations furnished by a pricing service that utilizes electronic data processing techniques to determine valuations for normal institutional size trading units of debt securities, without exclusive reliance upon exchange or over-the-counter prices. Short-term obligations are valued at amortized cost. Securities and other assets held by the Funds for which market quotations are not readily available are valued at their fair value as determined in good faith by the Board.

51

Foreign securities are valued on the basis of quotations from the primary market in which they are traded, and are translated from the local currency into U.S. dollars using current exchange rates. In addition, if quotations are not readily available, or if the values have been materially affected by events occurring after the closing of a foreign market, assets may be valued by another method that the Board believes accurately reflects fair value.

TAXES

TAXES. For a discussion of the tax status of a VA Contract or VLI Policy and the tax consequences affecting holders of VA Contracts and VLI Policies, refer to the Participating Insurance Company separate account prospectus. The following is only a summary of certain income tax considerations generally affecting each Fund and its shareholders and is not intended as a substitute for careful tax planning.

The following discussion of federal income tax consequences is based on the Internal Revenue Code of 1986, as amended (the “Code”), and the regulations issued thereunder as in effect on the date of this SAI. New legislation, as well as administrative changes or court decisions, may significantly change the conclusions expressed herein, and may have a retroactive effect with respect to the transactions contemplated herein.

Each Fund intends to qualify and elect to be treated as a regulated investment company (“RIC”) that is taxed under the rules of Subchapter M of the Code. As such, a Fund will not be subject to federal income tax on its net ordinary income and net realized capital gains to the extent such income and gains are distributed to the separate accounts of Participating Insurance Companies which hold its shares.

In order to qualify for treatment as a RIC under the Code, each Fund must distribute annually to its shareholders an amount at least equal to the sum of 90% of its net interest income excludable from gross income plus 90% of its investment company taxable income (generally, net investment income plus net short-term capital gain) (“Distribution Requirement”). In addition to the Distribution Requirement, each Fund must meet several other requirements. Among these requirements are the following: (i) each Fund must derive at least 90% of its gross income in each taxable year from dividends, interest, certain payments with respect to securities loans, gains from the sale or other disposition of stock or securities or foreign currencies, other income (including but not limited to gains from options, futures or forward contracts) derived with respect to the Fund’s business of investing in such stock, securities or currencies, and net income derived from certain publicly traded partnerships (the “Income Requirement”); (ii) at the close of each quarter of a Fund’s taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, U.S. Government securities, securities of other RICs and securities of other issuers, with such securities of other issuers limited, in respect to any one issuer, to an amount that does not exceed 5% of the value of the Fund’s assets and that does not represent more than 10% of the outstanding voting securities of such issuer; and (iii) no more than 25% of the value of a Fund’s total assets may be invested in the securities of any one issuer (other than U.S. Government securities and securities of other regulated investment companies), of two or more issuers which the Fund controls and which are engaged in the same or similar trades or businesses or, collectively, in securities of certain publicly traded partnerships (the “Asset Diversification Test”).

If a Fund fails to qualify as a RIC for any taxable year, it will be taxable at regular corporate rates on its net investment income and net capital gain without any deductions for amounts distributed to shareholders. In addition, the separate accounts of Participating Insurance Companies invested in the Fund would fail to satisfy the diversification requirements of Section 817 of the Code.

FUND DISTRIBUTIONS. Notwithstanding the Distribution Requirement described above, which requires only that a Fund distribute at least 90% of its annual investment company taxable income and does not require any minimum distribution of net capital gain (the excess of net long-term capital gain over net

52

short-term capital loss), each Fund will be subject to a nondeductible 4% federal excise tax to the extent it fails to distribute by the end of any calendar year 98% of its ordinary income for that year and 98% of its capital gain net income (the excess of short- and long-term capital gains over short-and long-term capital losses) for the one-year period ending on October 31 of that calendar year, plus certain other amounts. Each Fund intends to make distributions to comply with the Distribution Requirement and to avoid liability for this excise tax.

Treasury regulations permit a RIC in determining its investment company taxable income and undistributed net capital gain for any taxable year to elect to treat all or part of any net capital loss, any net long-term capital loss, or any net foreign currency loss incurred after October 31 as if it had been incurred in the succeeding year.

SECTION 817 DIVERSIFICATION REQUIREMENTS. Section 817(h) of the Code imposes certain diversification standards on the underlying assets of segregated asset accounts that fund contracts such as the VA Contracts and VLI Policies (in this case, the assets of the Funds that underlie such accounts), which are in addition to the diversification requirements imposed on the Funds by the 1940 Act and Subchapter M. Failure to satisfy those standards would result in the VA Contracts and the VLI Policies offered by the account not being treated as annuities or life insurance for tax purposes, in which case the holders of the VA Contracts and VLI Policies would be subject to current taxation as if they owned the Funds directly. Section 817(h)(2) provides that a segregated asset account that funds contracts such as the VA Contracts and VLI Policies is treated as meeting the diversification standards if, as of the close of each calendar quarter, the assets in the account meet the diversification requirements for a regulated investment company (the Asset Diversification Test described above under “Taxes”) and no more than 55% of those assets (by value) consist of cash, cash items, U.S. Government securities and securities of other regulated investment companies (the “Safe Harbor”). Provided that all of the beneficial interests in a Fund are owned by one or more (i) insurance companies in their general account or in segregated asset accounts, or (ii) fund managers in connection with the creation or management of a regulated investment company or trust, the diversification requirements of section 817 will be applied on a look-through basis so that each segregated asset account invested in the Fund will be treated as owning its proportionate share of the assets held by the Fund, and the interests in the Funds held by the segregated asset accounts will not be treated as single investments held by the segregated asset accounts.

The Treasury Regulations amplify the diversification standards set forth in Section 817(h) for segregated asset accounts that cannot satisfy the Safe Harbor. Under the regulations, a segregated asset account will be deemed adequately diversified if, as of the close of each calendar quarter, (i) no more than 55% of the value of the total assets of the account is represented by any one investment; (ii) no more than 70% of such value is represented by any two investments; (iii) no more than 80% of such value is represented by any three investments; and (iv) no more than 90% of such value is represented by any four investments. For purposes of these Regulations all securities of the same issuer are treated as a single investment, but each U.S. government agency or instrumentality shall be treated as a separate issuer. Certain Funds holding Treasury securities may be able to avail themselves of an alternative diversification test provided under the Treasury Regulations in lieu of reliance upon the Safe Harbor.

Each Fund will be managed with the intention of enabling segregated asset accounts funding the VA Contracts and VLI Policies to comply with these diversification requirements. It is possible that, in order to comply with these requirements, less desirable investment decisions may be made which would affect the investment performance of a Fund.

PERFORMANCE INFORMATION

53

From time to time, a Fund may advertise yield and/or total return. Such performance data for a Fund should be distinguished from the rate of return of a corresponding division of a Participating Insurance Company’s separate account, which rate will reflect the deduction of additional insurance charges, including mortality and expense risk charges, and will therefore be lower. VA Contract owners and VLI Policy owners should consult their contract and policy prospectuses, respectively, for further information. The Fund’s results also should be considered relative to the risks associated with its investment objectives and policies.

The Fund’s results will be based on historical earnings and are not intended to indicate future performance. No representation can be made regarding actual future yields or returns. Yield refers to the annualized income generated by an investment in the Fund over a specified 30-day period.

54

EXHIBIT A

CREDIT RATINGS

Moody’s Investors Service, Inc.

Long-Term Obligation Ratings

A	Obligations rated Aaa are judged to be of the highest quality, with minimal credit risk.
Aa	Obligations rated Aa are judged to be of high quality and are subject to very low credit risk.
A	Obligations rated A are considered upper-medium grade and are subject to low credit risk.
Baa	Obligations rated Baa are subject to moderate credit risk. They are considered medium-grade and as such may possess certain speculative characteristics.
Ba	Obligations rated Ba are judged to have speculative elements and are subject to substantial credit risk.
B	Obligations rated B are considered speculative and are subject to high credit risk.
Caa	Obligations rated Caa are judged to be of poor standing and are subject to very high credit risk.
Ca	Obligations rated Ca are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.
C	Obligations rated C are the lowest rated class of bonds and are typically in default, with little prospect for recovery of principal or interest.

Note: Moody’s applies numerical modifiers 1, 2 and 3 to each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

Short-Term Ratings

Moody’s short-term issue ratings are opinions of the ability of issuers to honor senior financial obligations. Ratings may be assigned to issuers, short-term programs or to individual short-term debt instruments. Such obligations generally have an original maturity not exceeding thirteen months, unless explicitly noted.

Moody’s employs the following three designations to indicate the relative repayment ability of rated issuers:

Prime-1	Issuers rated Prime 1 (or supporting institutions) have a superior ability to repay short-term debt obligations.

A-1

Prime-2	Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations.
Prime 3	Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligation.
Not Prime	Issuers rated Not Prime do not fall within any of the Prime rating categories.

Note: Canadian issuers rated Prime-1 or Prime-2 have their short-term ratings enhanced by the senior-most long-term rating of the issuer, its guarantor or support-provider.

Standard & Poor’s Ratings Services

Long-Term Issue Credit Ratings

Issue credit ratings are based, in varying degrees, on the following considerations:

1.         Likelihood of payment-capacity and willingness of the obligor to meet its financial commitment on an obligation in accordance with the terms of the obligation;

2.	Nature of and provisions of the obligation;

3.         Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors’ rights.

The issue rating definitions are expressed in terms of default risk. As such, they pertain to senior obligations of an entity. Junior obligations are typically rated lower than senior obligations, to reflect the lower priority in bankruptcy, as noted above. (Such differentiation applies when an entity has both senior and subordinated obligations, or operating company and holding company obligations.) Accordingly, in the case of junior debt, the rating may not conform exactly with the category definition.

AAA	An obligation rated ‘AAA’ has the highest rating assigned by Standard & Poor’s. The obligor’s capacity to meet its financial commitment on the obligation is extremely strong.
AA	An obligation rated ‘AA’ differs from the highest rated obligations only in small degree. The obligor’s capacity to meet its financial commitment on the obligation is very strong.
A

An obligation rated ‘A’ is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rated categories. However, the obligor’s capacity to meet its financial commitment on the obligation is still strong.

BBB

An obligation rated ‘BBB’ exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

Obligations rated ‘BB’, ‘B’, ‘CCC’, ‘CC’ and ‘C’ are regarded as having significant speculative characteristics. ‘BB’ indicates the least degree of speculation and ‘C’ the highest. While such obligations

A-2

will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major risk exposures to adverse conditions.

BB

An obligation rated ‘BB’ is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposures to adverse business, financial, or economic conditions which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

B

An obligation rated ‘B’ is more vulnerable to nonpayment than obligations rated ‘BB’, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitment on the obligation.

CCC

An obligation rated ‘CCC’ is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligations.

CC	An obligation rated ‘CC’ is currently highly vulnerable to nonpayment.
C

A subordinated debt or preferred stock obligation rated ‘C’ is currently highly vulnerable to nonpayment. The ‘C’ rating may be used to cover a situation where a bankruptcy petition has been filed or similar action taken, but payments on this obligation are being continued. A ‘C’ will also be assigned to a preferred stock issue in arrears on dividends or sinking fund payments, but that is currently paying.

D

An obligation rated ‘D’ is in payment default. The ‘D’ rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor’s believes that such payments will be made during such grace period. The ‘D’ rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

Plus (+) or minus (-): The ratings from ‘AA’ to ‘CCC’ may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

N.R.

This indicates that no rating has been requested, that there is insufficient information on which to base a rating, or that Standard & Poor's does not rate a particular obligation as a matter of policy.

Short-Term Issue Credit Ratings

A-1

A short-term obligation rated ‘A-1’ is rated in the highest category by Standard & Poor’s. The obligor’s capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor’s capacity to meet its financial commitment on these obligations is extremely strong.

A-3

A-2

A short-term obligation rated ‘A-2’ is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor’s capacity to meet its financial commitment on the obligation is satisfactory.

A-3

A short-term obligation rated ‘A-3’ exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

B

A short-term obligation rated 'B' is regarded as having significant speculative characteristics. Ratings of 'B-1', 'B-2', and 'B-3' may be assigned to indicate finer distinctions within the 'B' category. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

B-1. A short-term obligation rated 'B-1' is regarded as having significant speculative characteristics, but the obligor has a relatively stronger capacity to meet its financial commitments over the short-term compared to other speculative-grade obligors. B-2. A short-term obligation rated 'B-2' is regarded as having significant speculative characteristics, and the obligor has an average speculative-grade capacity to meet its financial commitments over the short-term compared to other speculative-grade obligors. B-3. A short-term obligation rated 'B-3' is regarded as having significant speculative characteristics, and the obligor has a relatively weaker capacity to meet its financial commitments over the short-term compared to other speculative-grade obligors.

C

A short-term obligation rated ‘C’ is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

D

A short-term obligation rated ‘D’ is in payment default. The ‘D’ rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor’s believes that such payments will be made during such grace period. The ‘D’ rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

Fitch Ratings

International Long-Term Credit Ratings

Investment Grade

AAA

Highest credit quality. “AAA” ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

A-4

AA

Very high credit quality. “AA” ratings denote a very low expectation of credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A

High credit quality. “A” ratings denote a low expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

BBB

Good credit quality. “BBB” ratings indicate that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment-grade category.

Speculative Grade

BB

Speculative. “BB” ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

B

Highly speculative. “B” ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

CCC,CC,C

High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments. A “CC” rating indicates that default of some kind appears probable. “C” ratings signal imminent default.

DDD,DD,D

Default. The ratings of obligations in this category are based on their prospects for achieving partial or full recovery in a reorganization or liquidation of the obligor. While expected recovery values are highly speculative and cannot be estimated with any precision, the following serve as general guidelines. “DDD” obligations have the highest potential for recovery, around 90%-100% of outstanding amounts and accrued interest. “D” indicates potential recoveries in the range of 50%-90%, and “D” the lowest recovery potential, i.e., below 50%.

Entities rated in this category have defaulted on some or all of their obligations. Entities rated “DDD” have the highest prospect for resumption of performance or continued operation with or without a formal reorganization process. Entities rated “DD” and “D” are generally undergoing a formal reorganization or liquidation process; those rated “DD” are likely to satisfy a higher portion of their outstanding obligations, while entities rated “D” have a poor prospect for repaying all obligations.

Notes:

A-5

"+" or "-" may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the 'AAA' category or to categories below 'CCC'

'NR' indicates that Fitch Ratings does not publicly rate the issuer or issue in question.

International Short-Term Credit Ratings

F1	Highest credit quality. Indicates the strongest capacity for timely payment of financial commitments; may have an added “+” to denote any exceptionally strong credit feature.
F2	Good credit quality. A satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.
F3	Fair credit quality. The capacity for timely payment of financial commitments is adequate; however, near-term adverse changes could result in a reduction to non-investment grade.
B	Speculative. Minimal capacity for timely payment of financial commitments, plus vulnerability to near-term adverse changes in financial and economic conditions.
C	High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.
D	Default. Denotes actual or imminent payment default.

Notes:

“+” or “-” may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the ‘AAA’ long-term rating category, to categories below ‘CCC’, or to short-term ratings other than ‘F1’.

Fitch uses the same ratings for municipal securities as described above for Institutional short-Term Credit Ratings.

A-6

EXHIBIT B

PROXY VOTING POLICIES

OLD MUTUAL FUNDS

OLD MUTUAL CAPITAL, INC.

OLD MUTUAL FUND SERVICES

PROXY VOTING GUIDELINES

Each of the Old Mutual Funds has adopted these Proxy Voting Guidelines (the “Guidelines”) in accordance with Rule 30b1-4 under the Investment Company Act of 1940, as amended (the “Rule”). The Funds recognize that proxies have an economic value and in voting proxies, and seek to maximize the value of its investments and their shareholders’ assets.

The Funds believe that the voting of proxies for issuers of securities held in Fund portfolios is an economic asset that has direct investment implications. Moreover, the Funds believe that each portfolio’s investment adviser or sub-adviser is in the best position to assess the financial implications presented by proxy issues and the impact a particular vote may have on the value of a security. Consequently, the Funds generally assign proxy voting responsibilities to the investment managers responsible for the management of each respective Fund portfolio. In supervising this assignment, the Trustees of each Fund periodically will review the voting policies of each investment adviser or sub-adviser that manages a Fund portfolio that invests in voting securities. If an investment adviser to a Fund portfolio that invests in voting securities does not have a proxy policy which complies with the relevant portions of the Rule and the proxy voting rule under the Investment Advisers Act of 19401, that adviser will be required to follow these Guidelines.

General Proxy Voting Guidelines

In evaluating proxy issues, information from various sources may be considered including information from company management, shareholder groups, independent proxy research services, and others. In all cases, however, each proxy vote should be cast in a manner that seeks to maximize the value of a portfolio’s assets.

The Funds’ Guidelines as they relate to certain common proxy proposals are summarized below along with the Funds’ usual voting practice. As previously noted, an adviser or sub-adviser to a Fund will only be required to follow these Guidelines if it does not have a proxy voting policy that complies with applicable regulatory requirements.

Board of Directors

o

The Funds generally vote FOR proposals: (1) requesting board audit, compensation, and/or nominating committees be composed exclusively of independent directors; (2) seeking to repeal classified boards and seek to elect all directors annually; (3) seeking to restore shareholder ability to remove directors with or without cause; (4) seeking to permit shareholders to elect directors to fill board vacancies; (5) seeking to fix the size of the board; (6) requesting that a majority or more of directors be independent, and (7) by shareholders seeking to require that the position of chairman be filled by an independent director.

o	The Funds generally vote AGAINST proposals seeking to: (1) require directors to own a minimum amount of company stock; (2) limit the tenure of outside directors through term

_________________________

1 Rule 206(4)-6 and Rule 204-2 under the Investment Advisers Act of 1940, as amended.

limits or mandatory retirement age; (3) classify the board; (4) provide that directors may be removed only for cause; (5) provide that only continuing directors may elect replacements to fill board vacancies; (6) provide management the ability to alter the size of the board without shareholder approval; (7) require two candidates per board seat; (8) eliminate entirely directors’ and officers’ liability for monetary damages for violating the duty of care; and (9) provide indemnification that would expand coverage beyond just legal expenses to actions, such as negligence..

o

The Funds will evaluate on a case-by-case basis: (1) director nominees; (2) proposals on director and officer indemnification and liability protections, using Delaware law as the standard; and (3) proposals that establish or amend director qualifications.

Approval of Independent Auditors

o	The Funds generally vote FOR proposals seeking to ratify the selection of auditors.

o	The Funds will evaluate on a case-by-case basis proposals requesting: (1) companies to prohibit or limit their auditors from engaging in non-audit services and (2) audit firm rotation.

Shareholder Rights

o

The Funds generally vote FOR proposals seeking to: (1) remove restrictions on the right of shareholders to act independently of management; (2) allow or make easier shareholder action by written consent; and (3) lower supermajority shareholder vote requirements.

o

The Funds generally vote AGAINST proposals seeking to: (1) restrict or prohibit shareholder ability to call special meetings; (2) restrict or prohibit shareholder ability to take action by written consent; (3) require a supermajority shareholder vote; and (4) adopt fair price provisions with shareholder vote requirements greater than a majority of disinterested shares..

o	The Funds will evaluate on a case-by-case basis proposals seeking (1) to adopt a fair price provision and (2) open access.

Anti-Takeover Defenses and Voting Related Issues

o

The Funds generally vote FOR proposals: (1) to adopt confidential voting, use independent vote tabulators and use independent inspectors of elections; (2) by management seeking to change the date/time/location of the annual meeting; (3) by shareholders requesting a company to submit its poison pill for shareholder ratification or redeem it; (4) seeking to opt out of control share acquisition statutes; (5) seeking to restore voting rights to the control shares; and (6) seeking to adopt anti-greenmail charter or by-law amendments or otherwise restrict a company’s ability to make greenmail payments.

o

The Funds generally vote AGAINST proposals: (1) seeking to provide management with the authority to adjourn an annual or special meeting; (2) by shareholders seeking to change the date/time/location of the annual meeting; (3) seeking to eliminate cumulative voting; (4) seeking to amend the charter to include control share acquisition provisions; and (5) seeking to increase authorized common stock for the explicit purpose of implementing a shareholder rights plan (“poison pill”).

o	The Funds will evaluate on a case-by-case basis proposals: (1) regarding a bundled or conditioned proxy proposals; (2) requesting reimbursement of proxy solicitation expenses; (3) requesting advance notice proposals; (4) seeking to restore or permit cumulative voting; (5) requesting to opt in or out of state takeover statutes; and (6) regarding anti-greenmail when bundled with other charter or bylaw amendments.

Corporate Governance

o

The Funds generally vote FOR proposals: (1) seeking to amend by-laws or charters for housekeeping changes; and (2) regarding reincorporation; and (3) give the board the ability to amend by bylaws, in addition to shareholders.

o	The Funds generally vote AGAINST proposals that give the board the exclusive ability to amend the bylaws.

o	The Funds will evaluate on a case-by-case basis proposals requesting a change in a company’s state of incorporation.

Capital Structure

o

The Funds generally vote FOR proposals seeking to: (1) increase common share authorization for a stock split; (2) implement a reverse stock split; (3) authorize preferred stock where the company specifies the rights of such stock and they appear reasonable; (4) reduce the par value of common stock; (5) institute open-market share repurchase plans in which all shareholders may participate in equal terms; (6) approve increases in common stock beyond the allowable increase when a company’s shares are in danger of being delisted or there is a going concern issue; and (7) create a new class of non-voting or sub-voting common stock.

o

The Funds generally vote AGAINST proposals seeking to: (1) increase the number of authorized shares that have superior voting rights at companies with dual-class capital structures; (2) authorize the creation of new classes of blank check preferred stock; (3) increase the number of blank check preferred stock when no shares have been issued or reserved for a specific purpose; and (4) create a new class of common stock with superior voting rights.

o

The Funds will evaluate on a case-by-case basis proposals seeking to: (1) seeking to increase the number of shares of common and preferred stock authorized for issue; (2) seeking to implement a reverse stock split that does not proportionately reduce the number of shares authorized for issue; (3) requesting preemptive rights; (4) regarding a debt restructuring plan; (5) regarding the creation of tracking stock; (6) regarding conversion of securities; (7) regarding the formation of a holding company; (8) regarding “going private” transactions; (9) regarding private placements; and (10) regarding recapitalizations.

Executive and Director Compensation

o

The Funds generally vote FOR proposals: (1) requesting additional disclosure of executive and director pay information; (2) requesting golden and tin parachutes submitted for shareholder ratification; (3) requesting shareholder approval in order to implement an employee stock option plan (“ESOP”) or to increase authorized shares for existing ESOPs, except where excessive; (4) seeking to implement a 401(k) savings plan for employees; (5) regarding plans which provide a dollar-for-dollar cash for stock exchange; (6) seeking to eliminate retirement plans for non-employee directors; (7) seeking to put option repricings to a shareholder vote; (8) asking the company to expense stock options; (9) seeking to simply amend shareholder approved compensation plans to comply with Omnibus Budget Reconciliation Act of 1987 (“OBRA laws”); (10) seeking to add performance goals to existing compensation plans to comply with OBRA laws; (11) requesting cash or cash and stock bonus plans that are submitted to shareholders for the purpose of examining compensation under OBRA laws; (12) seeking to put option repricings to a shareholder vote; (13) requesting to put extraordinary benefits contained in

Supplemental Executive Retirement Plans (SERP) agreements to a shareholder vote; and (14 seeking to exclude pension fund income in the calculation of earnings used in determining executive bonuses/compensation.

o

The Funds generally vote AGAINST proposals: (1) seeking to set absolute levels of compensation; and (2) requiring director fees to be paid in stock only; (3) regarding plans that expressly permit the repricing of underwater stock options without shareholder approval; (4) for plans in which the CEO participates if there is a disconnect between the CEO’s pay and company performance and the main source of the pay increase is equity-based; (5) requesting retirement plans for non-employee directors; and (6) seeking equity plans where the company has a high average three-year burn rate..

o

The Funds will evaluate on a case-by-case basis proposals: (1) regarding compensation plans; (2) by management seeking approval to reprice options; (3) regarding employee stock purchase plans; (4) seeking to ratify or cancel golden or tin parachutes; (5) seeking to provide an option of taking all or a portion of cash compensation in the form of stock; (6) regarding plans which do not provide a dollar-for-dollar cash for stock exchange; (7) seeking to amend existing OBRA plans to increase shares reserved and to qualify for favorable tax treatment under the OBRA laws; (8) by shareholders regarding all other executive and director pay issues; and (9) seeking mandatory holding periods for executives to hold stock after option exercise.

Mergers and Corporate Restructurings

o	The Funds generally vote FOR proposals seeking to: (1) restore or provide shareholders with rights of appraisal and (2) change the corporate name.

o	The Funds generally vote AGAINST proposals requesting the board to consider non-shareholder constituencies or other non-financial effects when evaluating a merger or business combination.

o

The Funds will evaluate on a case-by-case basis proposals: (1) regarding mergers and acquisitions; (2) regarding spin-offs; (3) regarding asset sales; (4) regarding asset purchases; (5) regarding liquidations; (6) regarding joint ventures; and (7) seeking to maximize shareholder value.

Certain Foreign Securities

In certain foreign jurisdictions the voting of portfolio proxies can result in additional restrictions that have an economic impact or cost to the security, such as “share-blocking.” For example, a Fund may be prevented from selling shares of the foreign security for a period of time if the sub-advisor exercises its proxy voting rights. This is known as “share-blocking.” There are occasions where the proxy statements and ballots for foreign securities are not communicated to the Sub-Advisor in a timely manner based on the required timeframes of the local jurisdiction, or do not contain sufficient information on which to base a reasoned vote. Some foreign securities must be voted in person at the shareholder meeting.

The Funds recognize that voting a proxy might not be in the best interests of a Fund in these and other similar circumstances. Accordingly, the Funds may wish to abstain from a proxy vote based on a determination that casting a vote would not be in the economic best interests of the shareholders of the Funds.

Social and Environmental Issues

o

The Funds generally vote FOR proposals: (1) requesting additional information, particularly when it appears companies have not adequately addressed shareholders’ environmental concerns; (2) outlining vendor standards compliance; (3) outlining a company’s involvement in spaced-based weaponization; (4) outlining the company’s efforts to diversify the board; (5) outlining the company’s affirmative action initiatives; and (6) outlining the company’s progress towards the Glass Ceiling Commission’s business recommendations.

o

The Funds generally vote AGAINST proposals: (1) seeking to completely phase out genetically engineered (GE) ingredients from the company’s products; (2) requesting a report on the health and environmental effects of genetically modified organisms; (3) seeking to label GE ingredients voluntarily; (4) requesting a report on a company’s policies aimed at curtailing gun violence; (5) requesting stronger tobacco product warnings, as such decisions are better left to public health authorities; (6) seeking to prohibit investment in tobacco equities, as such decisions are better left to public health authorities; (7) requesting the company to affirm political nonpartisanship in the workplace; (8) requesting, reporting or publishing in newspapers the company’s political contributions; (9) seeking to disallow or restrict the company from making political contributions; (10) requesting a list of company associates that have prior government service and whether such service had a bearing on the company; (11) implementing the China Principles; (12) requesting reports on foreign military sales or offsets; (13) requesting a company to cease production of nuclear weapons; and (14) requesting a report on the diversity efforts of suppliers and service providers.

o

The Funds will evaluate on a case-by-case basis proposals: (1) seeking to phase out the use of animals in product testing; (2) requesting the company to implement price restraints on pharmaceutical products; (3) requesting a report on the feasibility of labeling GE ingredients; (4) requesting a report on the financial, legal and environmental impact of continued use of GE ingredients; (5) requesting reports on the company’s procedures for preventing predatory lending; (6) regarding tobacco; (7) requesting a report outlining potential environmental damage from drilling in the Artic National Wildlife Refuge; (8) seeking to adopt the CERES Principles; (9) seeking to adopt a comprehensive recycling strategy; (10) seeking to invest in renewable energy sources; (11) seeking to review ways to link executive compensation to social factors; (12) requesting a report detailing the company’s operations in a particular country and steps to protect human rights; (13) seeking to implement certain human rights standards; (14) seeking to endorse or increase activity on the MacBride Principles; (15) requesting a company to renounce future involvement in antipersonnel landmine and cluster bomb production; (16) requesting a company to increase the diversity of the board; (17) calling for companies to report on the risks associated with outsourcing and/or offshoring; and (18) requesting a board committee to review and report outlining the company’s operations in Iran.

o	Other Situations

No Proxy Voting Guideline can anticipate all potential proxy voting issues that may arise. Consequently, other issues that appear on proxies are reviewed on a case-by-case basis and the Funds’ votes are cast in a manner that the Funds believe is in the best interest of the applicable portfolio and its shareholders.

Conflicts of Interest

The Fund recognizes that conflicts of interest exist, or may appear to exist, in certain circumstances when voting proxies. Since under normal circumstances the adviser or sub-adviser will be responsible for voting proxies related to securities held in a Frust portfolio, the portfolios themselves will not have a conflict of interest with Fund shareholders in the voting of proxies. The Funds expect each adviser and sub-adviser responsible for voting proxies to adopt policies that address the identification of material conflicts of interest that may exist and how such conflicts are to be resolved to ensure that voting decisions are based on what is in the best interest of each respective Fund portfolio and its shareholders and is not influenced by any conflicts of interest that the adviser or sub-adviser may have.

Fund of Funds

•

In the event that one or more Funds participates in a “fund of funds” arrangement with another Fund, the potential exists for an apparent or actual conflict of interest. For example, if the Fund of Funds invests in shares of another Fund (an “underlying Fund’) it is possible that the Fund of Funds may own a majority, if not all, of the shares or a class of shares of the underlying Fund, and thus control the outcome of the proxy vote in the underlying Fund. In such circumstances, it is the policy of the Fund of Funds to vote proxies of the underlying Fund in a manner the independent Trustees believe is in the best interest of the Fund of Funds

Disclosure of Proxy Voting Guidelines and Voting Records

The Funds will fully comply with all applicable disclosure obligations under the Rule. These include the following:

•

Disclosure in shareholder reports that a description of the Funds’ Proxy Voting Guidelines are available upon request without charge and information about how it can be obtained (e.g., Trust website, SEC web site, and toll free phone number).

•	Disclosure in the Funds’ Statements of Additional Information (SAI) the actual policies used to vote proxies.

•

Disclosure in shareholder reports and in the SAI that information regarding how the Funds voted proxies during the most recent twelve month period ended June 30 is available without charge and how such information can be obtained.

The Funds will file all required reports regarding the Funds’ respective actual proxy voting records on Forms N-PX on an annual basis as required by the Rule. This voting record will also be made available to shareholders.

The Funds will respond to all requests for guideline descriptions or proxy records within three (3) business days of such request.

Maintenance of Proxy Voting Records

The Funds’ administrators, advisers, and/or sub-advisers will be responsible for maintaining all appropriate records related to the voting of proxies held in a Fund portfolio as required by the Rule. These records include proxy ballots, share reconciliation reports, recommendation documentation, and other pertinent supporting documentation relating to a particular proxy. Applicable records shall be maintained for a period of six (6) years.

Review of Proxy Voting Guidelines

This guideline as well as the proxy voting guidelines of all Fund advisers and sub-advisers will be reviewed at least annually. This review will include, but will not necessarily be limited to, any proxy voting issues that may have arisen or any material conflicts of interest that were identified and the steps that were taken to resolve those conflicts.

OLD MUTUAL CAPITAL, INC.

PROXY VOTING POLICY

Introduction

Old Mutual Capital, Inc. (“OM Capital”) recognizes that proxies have an economic value and OM Capital seeks to maximize that economic value by ensuring that votes are cast in a manner that it believes to be in the best interest of the affected client(s). Proxies are considered client assets and are to be managed with the same care, skill and diligence as all other client assets. While OM Capital generally delegates proxy voting authority and responsibility to sub-advisers, such sub-advisers are expected to adhere to this Policy, relevant securities laws, as well as their own internal proxy voting policies.

Proxy Oversight Committee

OM Capital has established a Proxy Oversight Committee (the “Committee”), consisting of the Investment Officer, General Counsel, Chief Compliance Officer and Treasurer. The Committee is primarily responsible for:

•	Approving OM Capital’s Proxy Voting Policy (the “Policy”) and related Procedures;
•	Reviewing the proxy voting policies of sub-advisers;
•	Acting as a resource for sub-advisers on proxy matters, when requested.

The Committee reviews each sub-adviser’s proxy voting policy to ensure that such policies are complicit with relevant securities laws and to ensure that they have established reasonable controls designed to identify and resolve material conflicts of interest. The Committee is also available to serve as a potential resource for the sub-advisers in determining how to resolve material conflicts of interest when voting a proxy for a client of OM Capital, Inc. Sub-advisers are not mandated to use the Committee in this capacity.

Disclosure to Clients

OM Capital’s Form ADV will include a description of this Policy and, upon request; OM Capital will provide clients a copy of the complete Policy. OM Capital will also provide to clients, upon request, information on how their securities were voted.

PROXY VOTING PROCEDURES

Sub-Adviser Proxy Voting Reports

Each sub-adviser is required to prepare a Proxy Voting Record Report for the Committee on a periodic basis. The Proxy Voting Record Report includes all proxies that were voted during a period of time. Each sub-adviser also prepares a Proxy Conflict of Interest Report that documents all instances where a material conflict of interest was identified and the resolution of the material conflict of interest.

Maintenance of Proxy Voting Records

The following records are maintained for a period of six years, with records being maintained for the first two years on site:

•	These policy and procedures, and any amendments thereto;
•	Various reports prepared according to the above procedures; and
•	Each written client request for information and a copy of any written response by OM Capital to a client’s written or oral request for information.

Each sub-adviser will maintain the records required to be maintained under the federal securities laws.

Analytic Investors

Proxy Voting Policy and Procedure

Analytic Investors assumes a fiduciary responsibility to vote proxies in the best interest of its clients. In addition, with respect to benefit plans under the Employee Retirement Income Securities Act (ERISA), Analytic Investors acknowledges its responsibility as a fiduciary to vote proxies prudently and solely in the best interest of plan participants and beneficiaries. So that it may fulfill these fiduciary responsibilities to clients, Analytic Investors has adopted and implemented these written policies and procedures reasonably designed to ensure that it votes proxies in the best interest of clients.

Proxy Oversight Committee

Analytic Investors acknowledges that it has a duty of care to its clients that requires it to monitor corporate events and vote client proxies. Analytic Investors has established a Proxy Oversight Committee (the “Committee”), to oversee the proxy voting process. The Committee consists of the Chief Investment Officer, the Compliance Officer, and the Proxy Coordinator. The Committee seeks to develop, recommend, and monitor policies governing proxy voting. The adopted guidelines for proxy voting have been developed to be consistent, wherever possible, with enhancing long-term shareholder value and leading corporate governance practices. Analytic Investors has a policy not to be unduly influenced by representatives of management or any public interest or other outside groups when voting proxies. To this end, Analytic Investors has contracted with an independent proxy voting service (the “Proxy Service”).

Proxy Voting Service

The role of the Proxy Service includes researching proxy matters, executing the voting process, maintaining a record of all proxies voted on behalf of Analytic Investors, advising Analytic Investors of any material conflicts of interest (see below), and providing Analytic Investors with documentation of the voting record. Analytic Investors has opted to delegate all proxy voting to the Proxy Service except for those instances when a conflict of interest (see below) prevents the Proxy Service from voting according to its guidelines. A copy of the voting policy guidelines of the Proxy Service is attached.

Conflicts of Interest

Occasions may arise during the voting process in which the best interest of clients might conflict with the Proxy Service’s interests. A conflict of interest would generally include (i) business relationships where the Proxy Service has a substantial business relationship with, or is actively soliciting business from, a company soliciting proxies, or (ii) personal or family relationships whereby an employee of the Proxy Service has a family member or other personal relationship that is affiliated with a company soliciting proxies, such as a spouse who serves as a director of a public company, or (iii) if a substantial business relationship exists with a proponent or opponent of a particular initiative.

At times of such conflict of interest, the Proxy Service will recuse itself from voting a proxy and notify the Analytic Investors Proxy Coordinator. Upon notification the Proxy Service’s recusal from voting, Analytic Investors’ Proxy Coordinator will prepare a report to the Proxy Committee that identifies (i) the details of the conflict of interest, (ii) whether or not the conflict is material; and (iii) procedures to ensure that Analytic Investors makes proxy voting decisions based on the best interest of clients, and (iv) a copy of the voting guidelines of the Proxy Service. At least two members of Analytic Investors’ Proxy Committee will then vote the proxy, adhering to the original voting policy guidelines provided by the Proxy Service. Analytic Investors’ Proxy Committee will not override the voting guidelines of the Proxy Service. A record of the voting by the Proxy Committee will be retained by the Proxy Coordinator.

Voting Guidelines

Analytic Investors has reviewed the Proxy Service’s voting recommendations and have determined that the policy provides guidance in the best interest of our clients. A copy of these guidelines is attached.

Proxy Voting Record

The Proxy Coordinator will maintain a record containing the following information regarding the voting of proxies: (i) the name of the issuer, (ii) the CUSIP number, (iii) the shareholder meeting date, (iv) number of shares voted, (v) a brief description of the matter brought to vote; (vi) whether the proposal was submitted by management or a shareholder, (vii) how the Service voted the proxy (for, against, abstained), and (viii) whether the proxy was voted for or against management.

Obtaining a Voting Proxy Report

Clients may request a copy of the guidelines governing proxy voting and/or a report on how their individual securities were voted by calling Analytic Investors’ Proxy Coordinator at 1-800-618-1872. The report will be provided free of charge.

Recordkeeping

Pursuant to Rule 204-2 of the Investment Advisers Act of 1940, Analytic Investors will maintain the following records for five years in an easily accessible place, the first two years in its office:

•	Analytic Investors’ proxy voting policies and procedures, as well as the voting guidelines of the Proxy Service
•	Proxy statements received regarding client securities (proxy statements filed via EDGAR will not be separately maintained by Analytic Investors)
•	Records of votes cast on behalf of clients
•	Records of written client requests for voting information
•	Records of written responses from Analytic Investors to both written and verbal client requests
•	Any other documents prepared that were material to Analytic Investors’ decision to vote a proxy or that memorialized the basis for the decision.

PART C

OTHER INFORMATION

ITEM 23. EXHIBITS

Exhibits:
(a)	(1)

Agreement and Declaration of Trust. Agreement and Declaration of Trust of Old Mutual Funds I (the “Registrant”) dated May 27, 2004. Incorporated herein by reference to Registration Statement filed June 1, 2004.

(2)

Amended Schedule A to Agreement and Declaration of Trust of the Registrant, as amended October 29, 2007. Incorporated herein by reference to the Post-Effective Amendment No. 31 to Registration Statement filed November 14, 2007.

	(3)	Amendment to Agreement and Declaration of Trust, as amended November 19, 2007. Incorporated herein by reference to Post-Effective Amendment No. 32 to Registration Statement filed on January 23, 2008.
(b)	(1)	Amended and Restated By-Laws of the Registrant. Incorporated herein by reference to the Post-Effective Amendment No. 21 to Registration Statement filed July 14, 2006.
	(2)	Amendment to Bylaws, as amended November 19, 2007. Incorporated herein by reference to Post-Effective Amendment No. 32 to Registration Statement filed on January 23, 2008.
(c)		Instruments Defining Rights of Security Holders.
	(1)	Articles II, VI, VII and IX of the Agreement and Declaration of Trust.
	(2)	Articles IV and VI of the By-Laws.
(d)		Investment Advisory Agreement.
(1)

Investment Advisory Agreement dated September 7, 2004, by and among the Registrant and Old Mutual Capital, Inc., with respect to Old Mutual Asset Allocation Balanced Portfolio, Old Mutual Asset Allocation Conservative Portfolio, Old Mutual Asset Allocation Growth Portfolio, and Old Mutual Asset Allocation Moderate Growth Portfolio (the “Asset Allocation Funds”). Incorporated herein by reference to the Post-Effective Amendment No. 9 to Registration Statement filed November 28, 2005.

(2)

Amendment No. 1 dated May 11, 2005 to Schedule A to the Investment Advisory Agreement dated September 7, 2004, by and among the Registrant and Old Mutual Capital, Inc., adding Old Mutual Copper Rock Emerging Growth Fund and Old Mutual Analytic Defensive Equity Fund. Incorporated herein by reference to the Post-Effective Amendment No. 4 to Registration Statement filed July 27, 2005.

(3)

Amended Schedule A dated November 19, 2007 to the Investment Advisory Agreement dated September 7, 2004. Incorporated herein by reference to the Post-Effective Amendment No. 31 to Registration Statement filed November 14, 2007.

(4)

Investment Sub-Advisory Agreement dated December 9, 2005, by and among the Registrant, Old Mutual Capital, Inc., and Analytic Investors, Inc., with respect to Old Mutual Analytic Defensive Equity Fund. Incorporated herein by reference to the Post-Effective Amendment No. 13 filed December 28, 2005.

1

(5)

Investment Sub-Advisory Agreement dated June 16, 2006, by and among the Registrant, Old Mutual Capital, Inc., and Copper Rock Capital Partners LLC, with respect to Old Mutual Copper Rock Emerging Growth Fund. Incorporated herein by reference to the Post-Effective Amendment No. 22 to Registration Statement filed September 15, 2006.

(6)

Investment Sub-Advisory Agreement dated July 14, 2006, by and among the Registrant, Old Mutual Capital, Inc., and Ibbotson Associates Advisors, LLC, with respect to the Asset Allocation Funds. Incorporated herein by reference to the Post-Effective Amendment No. 22 to Registration Statement filed September 15, 2006.

(7)

Investment Advisory Agreement dated December 2, 2005, by and among Old Mutual Capital, Inc. and the Registrant, with respect to Old Mutual Clay Finlay China Fund, Old Mutual Clay Finlay Emerging Markets Fund, the Old Mutual International Equity Fund (the “International Funds”). Incorporated herein by reference to the Post-Effective Amendment No. 13 filed December 28, 2005.

(8)

Investment Sub-Advisory Agreement dated December 14, 2005, by and among the Registrant, Old Mutual Capital, Inc., and Acadian Asset Management, Inc. with respect to Old Mutual International Equity Fund. Incorporated herein by reference to the Post-Effective Amendment No. 13 filed December 28, 2005.

(9)

Investment Sub-Advisory Agreement dated December 16, 2005, by and among the Registrant, Old Mutual Capital, Inc., and Clay Finlay, Inc., with respect to the International Funds. Incorporated herein by reference to the Post-Effective Amendment No. 13 filed December 28, 2005.

(10)

Investment Advisory Agreement dated March 1, 2006, by and among Old Mutual Capital, Inc. and the Registrant, with respect to Old Mutual Analytic Global Defensive Equity Fund. Incorporated herein by reference to the Post-Effective Amendment No. 15 to Registration Statement filed April 26, 2006.

(11)

Investment Sub-Advisory Agreement dated March 1, 2006, by and among the Registrant, Old Mutual Capital, Inc., and Analytic Investors, Inc., with respect to Old Mutual Analytic Global Defensive Equity Fund. Incorporated herein by reference to the Post-Effective Amendment No. 15 to Registration Statement filed April 26, 2006.

(12)

Investment Advisory Agreement dated September 29, 2006, by and among Old Mutual Capital, Inc., and the Registrant, with respect to Old Mutual VA Asset Allocation Conservative Portfolio, Old Mutual VA Asset Allocation Balanced Portfolio, Old Mutual VA Asset Allocation Moderate Growth Portfolio, Old Mutual VA Asset Allocation Growth Portfolio, Old Mutual Analytic VA Defensive Equity Portfolio, and Old Mutual Analytic VA Global Defensive Equity Portfolio (the “VA Portfolios”). Incorporated herein by reference to the Post-Effective Amendment No. 24 to Registration Statement filed October 26, 2006.

(13)

Investment Sub-Advisory Agreement dated September 29, 2006, by and among the Registrant, Old Mutual Capital, Inc., and Ibbotson Associates Advisors, LLC, with respect to the VA Portfolios. Incorporated herein by reference to the Post-Effective Amendment No. 24 to Registration Statement filed October 26, 2006.

(14)

Investment Sub-Advisory Agreement dated September 29, 2006, by and among the Registrant, Old Mutual Capital, Inc., and Analytic Investors, Inc., with respect to Old Mutual Analytic VA Defensive Equity Portfolio and Old Mutual Analytic VA Global Defensive Equity Portfolio. Incorporated herein by reference to the Post-Effective Amendment No. 24 to Registration Statement filed October 26, 2006.

2

(15)

Investment Sub-Advisory Agreement dated September 29, 2006, by and among the Registrant, Old Mutual Capital, Inc., and Analytic Investors, Inc., with respect to Old Mutual VA Asset Allocation Conservative Portfolio, Old Mutual VA Asset Allocation Balanced Portfolio, Old Mutual VA Asset Allocation Moderate Growth Portfolio, and Old Mutual VA Asset Allocation Growth Portfolio (the “Asset Allocation VA Portfolios”). Incorporated herein by reference to the Post-Effective Amendment No. 24 to Registration Statement filed October 26, 2006.

(16)

Investment Sub-Advisory Agreement dated September 29, 2006, by and among the Registrant, Old Mutual Capital, Inc., and Barrow, Hanley, Mewhinney & Strauss, Inc., with respect to the Asset Allocation VA Portfolios. Incorporated herein by reference to the Post-Effective Amendment No. 24 to Registration Statement filed October 26, 2006.

(17)

Investment Sub-Advisory Agreement dated September 29, 2006, by and among the Registrant, Old Mutual Capital, Inc., and Clay Finlay Inc., with respect to the Asset Allocation VA Portfolios. Incorporated herein by reference to the Post-Effective Amendment No. 24 to Registration Statement filed October 26, 2006.

(18)

Investment Sub-Advisory Agreement dated October 17, 2006, by and among the Registrant, Old Mutual Capital, Inc., and Copper Rock Capital Partners, LLC, with respect to the Asset Allocation VA Portfolios. Incorporated herein by reference to the Post-Effective Amendment No. 24 to Registration Statement filed October 26, 2006.

(19)

Investment Sub-Advisory Agreement dated September 29, 2006, by and among the Registrant, Old Mutual Capital, Inc., and Dwight Asset Management Company, with respect to the Asset Allocation VA Portfolios. Incorporated herein by reference to the Post-Effective Amendment No. 24 to Registration Statement filed October 26, 2006.

(20)

Investment Sub-Advisory Agreement dated September 29, 2006, by and among the Registrant, Old Mutual Capital, Inc., and Heitman Real Estate Securities LLC, with respect to the Asset Allocation VA Portfolios. Incorporated herein by reference to the Post-Effective Amendment No. 24 to Registration Statement filed October 26, 2006.

(21)

Investment Sub-Advisory Agreement dated September 29, 2006, by and among the Registrant, Old Mutual Capital, Inc., and Liberty Ridge Capital, Inc., with respect to the Asset Allocation VA Portfolios. Incorporated herein by reference to the Post-Effective Amendment No. 24 to Registration Statement filed October 26, 2006.

(22)

Investment Sub-Advisory Agreement dated October 17, 2006, by and among the Registrant, Old Mutual Capital, Inc., and Provident Investment Counsel, Inc., with respect to the Asset Allocation VA Portfolios. Incorporated herein by reference to the Post-Effective Amendment No. 24 to Registration Statement filed October 26, 2006.

(23)

Investment Sub-Advisory Agreement dated October 26, 2006, by and among the Registrant, Old Mutual Capital, Inc., and Rogge Global Partners PLC, with respect to the Asset Allocation VA Portfolios. Incorporated herein by reference to the Post-Effective Amendment No. 24 to Registration Statement filed October 26, 2006.

(24)

Investment Sub-Advisory Agreement dated October 16, 2006, by and among the Registrant, Old Mutual Capital, Inc., and Thompson, Siegel & Walmsley, Inc., with respect to the Asset Allocation VA Portfolios. Incorporated herein by reference to the Post-Effective Amendment No. 24 to Registration Statement filed October 26, 2006.

3

(25)

Investment Sub-Advisory Agreement dated October 17, 2006, by and among the Registrant, Old Mutual Capital, Inc., and Thomson Horstmann & Bryant, Inc., with respect to the Asset Allocation VA Portfolios. Incorporated herein by reference to the Post-Effective Amendment No. 24 to Registration Statement filed October 26, 2006.

(26)

Investment Sub-Advisory Agreement dated October 26, 2006, by and among the Registrant, Old Mutual Capital, Inc., and Acadian Asset Management, Inc., with respect to the Asset Allocation VA Portfolios. Incorporated herein by reference to the Post-Effective Amendment No. 25 to Registration Statement filed November 27, 2006.

(27)

Investment Advisory Agreement dated November 19, 2007, by and among Old Mutual Capital, Inc. and the Registrant, with respect to Old Mutual International Bond Fund and Old Mutual Provident Mid-Cap Growth Fund. Incorporated herein by reference to the Post-Effective Amendment No. 31 to Registration Statement filed November 14, 2007.

(28)

Investment Sub-Advisory Agreement dated November 19, 2007, by and among the Registrant, Old Mutual Capital, Inc., and Provident Investment Counsel, Inc., with respect to the Old Mutual Provident Mid-Cap Growth Fund. Incorporated herein by reference to the Post-Effective Amendment No. 31 to Registration Statement filed November 14, 2007.

(29)

Investment Sub-Advisory Agreement dated November 19, 2007, by and among the Registrant, Old Mutual Capital, Inc., and Rogge Global Partners PLC, with respect to the Old Mutual International Bond Fund. Incorporated herein by reference to the Post-Effective Amendment No. 31 to Registration Statement filed November 14, 2007.

(e)	(1)

Distribution Agreement. Distribution Agreement dated September 7, 2004, by and between the Registrant and Old Mutual Investment Partners. Incorporated herein by reference to the Post-Effective Amendment No. 9 to Registration Statement filed November 28, 2005.

	(2)	Amendment to the Distribution Agreement, as amended December 12, 2005. Incorporated herein by reference to the Post-Effective Amendment No. 13 filed December 28, 2005.
	(3)	Amended Exhibit A to Distribution Agreement, as amended November 19, 2007. Incorporated herein by reference to the Post-Effective Amendment No. 31 to Registration Statement filed November 14, 2007.
(f)		Bonus or Profit Sharing Contracts. Not Applicable.
(g)		Custodian Agreements.
(1)

Amended and Restated Custody Agreement between the Registrant and The Bank of New York dated September 25, 2007. Incorporated herein by reference to the Post-Effective Amendment No. 31 to Registration Statement filed November 14, 2007.

(2)

Amended Schedule II to Amended and Restated Custody Agreement, as amended October 29, 2007. Incorporated herein by reference to the Post-Effective Amendment No. 31 to Registration Statement filed November 14, 2007.

	(3)	Amended Schedule II to Amended and Restated Custody Agreement, as amended January 3, 2008. Attached herewith as an exhibit.
(4)

Amended and Restated Foreign Custody Manager Agreement between the Registrant and The Bank of New York dated September 25, 2007. Incorporated herein by reference to the Post-Effective Amendment No. 31 to Registration Statement filed November 14, 2007.

(h)		Other Material Contracts.

4

(1)

Administrative Services Agreement dated September 7, 2004, by and between the Registrant and Old Mutual Fund Services. Incorporated herein by reference to the Post-Effective Amendment No. 9 to Registration Statement filed November 28, 2005.

(2)

Amendment to the Administrative Services Agreement, as amended December 12, 2005. Incorporated herein by reference to the Post-Effective Amendment No. 29 to Registration Statement filed August 17, 2007.

(3)

Amendment to the Administrative Services Agreement, as amended August 1, 2006. Incorporated herein by reference to the Post-Effective Amendment No. 22 to Registration Statement filed September 15, 2006.

(4)

Amended Schedule A to Administrative Services Agreement, as amended November 19, 2007. Incorporated herein by reference to the Post-Effective Amendment No. 31 to Registration Statement filed November 14, 2007.

(5)

Fund Sub-Administration and Accounting Agreement between the Registrant and The Bank of New York dated September 25, 2007. Incorporated herein by reference to the Post-Effective Amendment No. 31 to Registration Statement filed November 14, 2007.

(6)	Amendment, dated January 3, 2008, to Fund Sub-Administration and Accounting Agreement between the Registrant and The Bank of New York, dated September 25, 2007. Attached herewith as an exhibit.
(7)	Service Plan for the Registrant’s Class A and Class C Shares. Incorporated herein by reference to the Post-Effective Amendment No. 1 to Registration Statement filed August 11, 2004.
(8)

Amended Schedule A to the Service Plan (Class A and Class C Shares), as amended March 1, 2006. Incorporated herein by reference to the Post-Effective Amendment No. 15 to Registration Statement filed April 26, 2006.

(9)

Expense Limitation Agreement dated September 7, 2004 between the Registrant and Old Mutual Capital, Inc., with respect to the Asset Allocation Funds. Incorporated herein by reference to the Post-Effective Amendment No. 9 to Registration Statement filed November 28, 2005.

(10)

Amendment to Expense Limitation Agreement dated September 7, 2004 with respect to the Asset Allocation Funds, as amended November 28, 2005. Incorporated herein by reference to the Post-Effective Amendment No. 15 to Registration Statement filed April 26, 2006.

(11)

Amendment to Expense Limitation Agreement dated September 7, 2004 with respect to the Asset Allocation Funds, as amended November 19, 2007. Incorporated herein by reference to the Post-Effective Amendment No. 31 to Registration Statement filed November 14, 2007.

(12)

Expense Limitation Agreement dated December 2, 2005 between the Registrant and Old Mutual Capital, Inc., with respect to the International Funds. Incorporated herein by reference to the Post-Effective Amendment No. 13 filed December 28, 2005.

(13)

Amendment to Expense Limitation Agreement dated December 2, 2005 with respect to the International Funds, as amended November 19, 2007. Incorporated herein by reference to the Post-Effective Amendment No. 31 to Registration Statement filed November 14, 2007.

5

(14)

Expense Limitation Agreement dated January 1, 2008 between the Registrant and Old Mutual Capital, Inc., with respect to the International Funds. Incorporated herein by reference to the Post-Effective Amendment No. 29 to Registration Statement filed August 17, 2007.

(15)

Amendment to Expense Limitation Agreement dated January 1, 2008 with respect to the International Funds, as amended November 19, 2007. Incorporated herein by reference to the Post-Effective Amendment No. 31 to Registration Statement filed November 14, 2007.

(16)

Expense Limitation Agreement dated May 11, 2005 between the Registrant and Old Mutual Capital, Inc., with respect to Old Mutual Analytic Defensive Equity Fund. Incorporated herein by reference to the Post-Effective Amendment No. 15 to Registration Statement filed April 26, 2006.

(17)

Amendment to Expense Limitation Agreement dated May 11, 2005 with respect to Old Mutual Analytic Defensive Equity Fund, as amended October 14, 2005. Incorporated herein by reference to the Post-Effective Amendment No. 15 to Registration Statement filed April 26, 2006.

(18)

Amendment to Expense Limitation Agreement dated May 11, 2005 with respect to Old Mutual Analytic Defensive Equity Fund, as amended November 19, 2007. Incorporated herein by reference to the Post-Effective Amendment No. 31 to Registration Statement filed November 14, 2007.

(19)

Expense Limitation Agreement dated December 9, 2007 between the Registrant and Old Mutual Capital, Inc., with respect to Old Mutual Analytic Defensive Equity Fund. Incorporated herein by reference to Post-Effective Amendment No. 32 to Registration Statement filed on January 23, 2008.

(20)

Expense Limitation Agreement dated March 1, 2006 between the Registrant and Old Mutual Capital, Inc., with respect to Old Mutual Analytic Global Defensive Equity Fund. Incorporated herein by reference to the Post-Effective Amendment No. 15 to Registration Statement filed April 26, 2006.

(21)

Amendment to Expense Limitation Agreement dated March 1, 2006 with respect to Old Mutual Analytic Global Defensive Equity Fund, as amended April 19, 2006. Incorporated herein by reference to the Post-Effective Amendment No. 15 to Registration Statement filed April 26, 2006.

(22)

Amendment to Expense Limitation Agreement dated March 1, 2006 with respect to Old Mutual Analytic Global Defensive Equity Fund, as amended November 19, 2007. Incorporated herein by reference to the Post-Effective Amendment No. 31 to Registration Statement filed November 14, 2007.

(23)

Expense Limitation Agreement dated June 29, 2006 between the Registrant and Old Mutual Capital, Inc., with respect to the VA Portfolios. Incorporated herein by reference to the Post-Effective Amendment No. 24 to Registration Statement filed October 26, 2006.

(24)

Expense Limitation Agreement dated August 1, 2007 between the Registrant and Old Mutual Capital, Inc., with respect to Old Mutual Copper Rock Emerging Growth Fund. Incorporated herein by reference to the Post-Effective Amendment No. 29 to Registration Statement filed August 17, 2007.

6

(25)

Amendment to Expense Limitation Agreement dated August 1, 2007 with respect to Old Mutual Copper Rock Emerging Growth Fund, as amended November 19, 2007. Incorporated herein by reference to the Post-Effective Amendment No. 31 to Registration Statement filed November 14, 2007.

(26)

Expense Limitation Agreement dated September 25, 2007 between the Registrant and Old Mutual Capital, Inc., with respect to the Asset Allocation Funds, the International Funds, Old Mutual Analytic Defensive Equity Fund, Old Mutual Analytic Global Defensive Equity Fund, Old Mutual Copper Rock Emerging Growth Fund, Old Mutual International Bond Fund, and Old Mutual Provident Mid-Cap Growth Fund. Incorporated herein by reference to the Post-Effective Amendment No. 31 to Registration Statement filed November 14, 2007.

(27)

Expense Limitation Agreement dated November 19, 2007 between the Registrant and Old Mutual Capital, Inc., with respect to Old Mutual International Bond Fund and Old Mutual Provident Mid-Cap Growth Fund. Incorporated herein by reference to the Post-Effective Amendment No. 31 to Registration Statement filed November 14, 2007.

(i)	(1)

Opinion and Consent of Counsel for the Registrant’s Class A, Class C, and Institutional Class shares of Old Mutual Asset Allocation Balanced Portfolio, Old Mutual Asset Allocation Conservative Portfolio, Old Mutual Asset Allocation Growth Portfolio and Old Mutual Asset Allocation Moderate Growth Portfolio. Incorporated herein by reference to the Post-Effective Amendment No. 2 to Registration Statement filed September 24, 2004.

(2)

Opinion and Consent of Counsel for the Registrant’s Class A, Class C, and Institutional Class shares of Old Mutual Copper Rock Emerging Growth Fund; Class A, Class C and Class Z shares of Old Mutual Analytic Defensive Equity Fund; and Class Z shares of Old Mutual Asset Allocation Balanced Portfolio, Old Mutual Asset Allocation Conservative Portfolio, Old Mutual Asset Allocation Growth Portfolio and Old Mutual Asset Allocation Moderate Growth Portfolio. Incorporated herein by reference to the Post-Effective Amendment No. 11 to Registration Statement filed December 19, 2005.

(3)

Opinion and Consent of Counsel for the Registrant’s Class Z shares of Old Mutual Copper Rock Emerging Growth Fund and Institutional Class shares of Old Mutual Analytic Defensive Equity Fund. Incorporated herein by reference to the Post-Effective Amendment No. 29 to Registration Statement filed August 17, 2007.

(4)

Opinion and Consent of Counsel for the Registrant’s Class A, Class C, Class Z, and Institutional Class shares of Old Mutual Clay Finlay China Fund, Old Mutual Clay Finlay Emerging Markets Fund, and Old Mutual International Equity Fund. Incorporated herein by reference to the Post-Effective Amendment No. 13 filed December 28, 2005.

(5)

Opinion and Consent of Counsel for the Registrant’s Class A, Class C, Class Z and Institutional Class shares of Old Mutual Analytic Global Defensive Equity Fund. Incorporated herein by reference to the Post-Effective Amendment No. 15 to Registration Statement filed April 26, 2006.

(6)

Opinion and Consent of Counsel for the Registrant’s Initial Class and Service Class shares of the VA Portfolios. Incorporated herein by reference to the Post-Effective Amendment No. 24 to Registration Statement filed October 26, 2006.

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(7)

Opinion and Consent of Counsel for the Registrant’s Class R shares of the Asset Allocation Funds, the International Funds, Old Mutual Analytic Defensive Equity Fund, Old Mutual Analytic Global Defensive Equity Fund, and Old Mutual Copper Rock Emerging Growth Fund and for the Registrant’s Institutional Class shares of Old Mutual International Bond Fund and Old Mutual Provident Mid-Cap Growth Fund. Incorporated herein by reference to the Post-Effective Amendment No. 31 to Registration Statement filed November 14, 2007.

(j)	(1)	Consent of Counsel. Attached herewith as an exhibit.

(k)		Not Applicable.
(l)

Letter from Old Mutual Capital Inc. dated September 7, 2004 to the Registrant with respect to the initial capitalization of the Registrant. Incorporated herein by reference to the Post-Effective Amendment No. 2 to Registration Statement filed September 24, 2004.

(m)		Plan under Rule 12b-1.
	(1)	Distribution Plan under Rule 12b-1 with respect to the Class A Shares. Incorporated herein by reference to the Post-Effective Amendment No. 1 to Registration Statement filed August 11, 2004.
(2)

Amended Schedule A to Distribution Plan (Class A Shares), as amended March 1, 2006. Incorporated herein by reference to the Post-Effective Amendment No. 15 to Registration Statement filed April 26, 2006.

	(3)	Distribution Plan under Rule 12b-1 with respect to the Class C Shares. Incorporated herein by reference to the Post-Effective Amendment No. 1 to Registration Statement filed August 11, 2004.
(4)

Amended Schedule A to Distribution Plan (Class C Shares), as amended March 1, 2006. Incorporated herein by reference to the Post-Effective Amendment No. 15 to Registration Statement filed April 26, 2006.

	(5)	Distribution Plan under Rule 12b-1 with respect to the Service Class Shares. Incorporated herein by reference to the Post-Effective Amendment No. 21 to Registration Statement filed July 14, 2006.
(n)		Rule 18f-3 Multiple Class Plan, as revised September 25, 2007. Incorporated herein by reference to the Post-Effective Amendment No. 31 to Registration Statement filed November 14, 2007.
(o)		Not Applicable.
(p)		Code of Ethics.
	(1)	Code of Ethics of the Registrant. Incorporated herein by reference to the Post-Effective Amendment No. 4 to Registration Statement filed July 27, 2005.
	(2)	Code of Ethics of Old Mutual Capital, Inc. and Old Mutual Investment Partners. Incorporated herein by reference to the Post-Effective Amendment No. 4 to Registration Statement filed July 27, 2005.
	(3)	Code of Ethics of Ibbotson Associates Advisors, LLC. Incorporated herein by reference to the Post-Effective Amendment No. 4 to Registration Statement filed July 27, 2005.

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	(4)	Code of Ethics of Acadian Asset Management, Inc. Incorporated herein by reference to the Post-Effective Amendment No. 4 to Registration Statement filed July 27, 2005.
	(5)	Code of Ethics of Analytic Investors, Inc. Incorporated herein by reference to the Post-Effective Amendment No. 4 to Registration Statement filed October 14, 2005.
	(6)	Code of Ethics of Clay Finlay, Inc. Incorporated herein by reference to the Post-Effective Amendment No. 4 to Registration Statement filed July 27, 2005.
	(7)	Code of Ethics of Provident Investment Counsel. Incorporated herein by reference to the Post-Effective Amendment No. 4 to Registration Statement filed July 27, 2005.
	(8)	Code of Ethics of Rogge Global Partners PLC. Incorporated herein by reference to the Post-Effective Amendment No. 2 to Registration Statement filed September 24, 2004.
	(9)	Code of Ethics of Copper Rock Capital Partners LLC. Incorporated herein by reference to the Post-Effective Amendment No. 4 to Registration Statement filed July 27, 2005.
(q)

Other: Trustees’ Power of Attorney. Powers of Attorney for John R. Bartholdson, Julian F. Sluyters, Robert M. Hamje, Jarrett B. Kling, and L. Kent Moore. Incorporated herein by reference to the Post-Effective Amendment No. 24 to Registration Statement filed October 26, 2006.

ITEM 24.	PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

There are no persons that are controlled by or under common control with the Registrant.

ITEM 25.	INDEMNIFICATION

The Agreement and Declaration of Trust of the Registrant includes the following:

ARTICLE VIII

LIMITATION OF LIABILITY AND INDEMNIFICATION

Section 8.1.      Limitation of Liability. A Trustee or officer, when acting in such capacity, shall not be personally liable to any Person for any act, omission or obligation of the Trust or any Trustee or officer; provided, however, that nothing contained herein or in the Delaware Act shall protect any Trustee or officer against any liability to the Trust or to Shareholders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office with the Trust.

Section 8.2.      Indemnification of Covered Persons. Every Covered Person shall be indemnified by the Trust to the fullest extent permitted by the Delaware Act, the By-Laws and other applicable law.

The Bylaws of the Registrant include the following:

ARTICLE VIII

INDEMNIFICATION

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Section 1.         Indemnification. For the purpose of this Section 1, “Trust” includes any domestic or foreign predecessor entity of this Trust in a merger, consolidation, or other transaction in which the predecessor’s existence ceased upon consummation of the transaction; “proceeding” means any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative, or investigative; and “expenses” includes without limitation attorney’s fees and any expenses of establishing a right to indemnification under this Section 1.

(a)        The Trust shall indemnify any person who was or is a party or is threatened to be made a party to any proceeding (other than an action by or in the right of the Trust) by reason of the fact that such person is or was a Covered Person, against expenses, judgments, fines and amounts paid in settlements actually and reasonably incurred by such person in connection with such proceeding, if it is determined that person acted in good faith and reasonably believed: (i) in the case of conduct in his official capacity as a Covered Person, that his conduct was in the Trust’s best interests and (ii) in all other cases, that his conduct was at least not opposed to the Trust’s best interests and (iii) in the case of a criminal proceeding, that he had no reasonable cause to believe that his conduct was unlawful. The termination of any proceeding by judgment, order or settlement shall not, of itself, create a presumption that the person did not meet the requisite standard of conduct set forth in this Section 1. The termination of any proceeding by conviction, or a plea of nolo contendere or its equivalent, or an entry of an order of probation prior to judgment, creates a rebuttable presumption that the person did not meet the requisite standard of conduct set forth in this Section 1.

(b)       The Trust shall indemnify any person who was or is a party or is threatened to be made a party to any proceeding by or in the right of the Trust to procure a judgment in its favor by reason of the fact that person is or was a Covered Person, against expenses actually and reasonably incurred by that person in connection with the defense or settlement of such action or suit if that person acted in good faith, in a manner that person believed to be in the best interests of the Trust and with such care, including reasonable inquiry, as an ordinarily prudent person in a like position would use under similar circumstances.

(c)        Notwithstanding any provision to the contrary contained herein, there shall be no right to indemnification for any liability arising by reason of willful misfeasance, bad faith, gross negligence, or the reckless disregard of the duties involved in the conduct of the Covered Person’s office with the Trust.

Section 2.         Advance Payments of Indemnifiable Expenses. To the maximum extent permitted by law, the Trust or applicable Portfolio may advance to a Covered Person, in connection with the preparation and presentation of a defense to any claim, action, suit, or proceeding, expenses for which the Covered Person would ultimately be entitled to indemnification; provided that the Trust or applicable Portfolio has received an undertaking by or on behalf of such Covered Person that such amount will be paid over by him to the Trust or applicable Portfolio if it is ultimately determined that he is not entitled to indemnification for such expenses, and further provided that (a) such Covered Person shall have provided appropriate security for such undertaking, (b) the Trust is insured against losses arising out of any such advance payments, or (c) either a majority of the Trustees who are not interested persons (as defined in the 1940 Act) of the Trust nor parties to the matter, or independent legal counsel in a written opinion shall have determined, based upon a review of readily available facts (as opposed to a full trial-type inquiry) that there is reason to believe that such Covered Person will not be disqualified from indemnification for such expenses.

Insofar as indemnification for liability arising under the Securities Act of 1933, as amended (“1933 Act”) may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than

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the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suite or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

ITEM 26.	BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISOR:

The list required by this Item 26 of officers and directors of the investment advisor and sub-advisors, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated by reference to the respective Forms ADV filed by the investment advisor and sub-advisors under the file numbers indicated in the table below:

Adviser/Sub-Adviser	Advisers Act Registration Number
Old Mutual Capital, Inc.	801-63140
Ibbotson Associates Advisors, LLC	801-62323
Analytic Investors, Inc.	801-07082

ITEM 27.	PRINCIPAL UNDERWRITERS
(a)	Registrant’s distributor, Old Mutual Investment Partners, acts as distributor for Old Mutual Funds II, Old Mutual Insurance Series Fund, and the Registrant.
(b)	The principal business address of each person named in the table below is Old Mutual Investment Partners, 4643 South Ulster Street, Suite 600, Denver Colorado 80237.
Name	Positions and Office with Underwriter	Position and Offices with Registrant
D. Bruce Johnston	President	None
George F. Endres	Senior Vice President and Chief Distribution Officer	None
Mark E. Black	Senior Vice President and Chief Financial Officer	None
Andra C. Ozols	Senior Vice President, General Counsel, and Secretary	Vice President and Secretary
James F. Lummanick	Senior Vice President and Chief Compliance Officer	Vice President and Chief Compliance Officer
Allyson A. Zoellner	Senior Vice President - Marketing	None

(c)	None.
ITEM 28.	LOCATION OF ACCOUNTS AND RECORDS

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Books or other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940, and the Rules promulgated thereunder, are maintained as follows:

(a)	With respect to Rules 31a-1(a); 31a-1(b)(1); (2)(a) and (b); (3); (6); (8); (12); and 31a-1(d), the required books and records are maintained at the offices of Registrant’s Custodians:

The Bank of New York Mellon

One Wall Street

New York, NY 10286

(b)

With respect to Rules 31a-1(a); 31a-1(b)(1),(4); (2)(C) and (D); (4); (5); (6); (8); (9); (10); (11) and 31a-1(f), the required books and records are currently maintained at the offices of Registrant’s Sub-Administrator:

The Bank of New York Mellon

One Wall Street

New York, NY 10286

(c)	With respect to Rules 31a-1(b)(5), (6), (9) and (10) and 31a-1(f), the required books and records are maintained at the principal offices of the Registrant’s Advisor or Sub-Advisors:

Old Mutual Capital, Inc.

4643 South Ulster Street, Suite 600

Denver, CO 80237

Ibbotson Associates Advisors, LLC

225 N. Michigan Avenue, Suite 700

Chicago, IL 60601

Analytic Investors, Inc.

500 South Grand Avenue, 23rd Floor

Los Angeles, CA 90071

ITEM 29.	MANAGEMENT SERVICES

None.

ITEM 30.	UNDERTAKINGS

Not Applicable.

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SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Denver and State of Colorado, on the 7th day of February, 2008.

OLD MUTUAL FUNDS I
(Registrant)

By:	/s/ Julian F. Sluyters
Julian F. Sluyters, President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities indicated on the 7th day of February, 2008.

	/s/ Julian F. Sluyters	Trustee, President, and
	Julian F. Sluyters	Principal Executive Officer

	/s/ Robert T. Kelly	Treasurer and
	Robert T. Kelly	Principal Financial Officer

	/s/ John R. Bartholdson*	Trustee
John R. Bartholdson

	/s/ Robert M. Hamje*	Trustee
Robert M. Hamje

	/s/ Jarrett B. Kling*	Trustee
Jarrett B. Kling

	/s/ L. Kent Moore*	Trustee
L. Kent Moore

*By:	/s/ Julian F. Sluyters
Julian F. Sluyters
Attorney-in-Fact

OLD MUTUAL FUNDS I

INDEX TO EXHIBITS

Item 23.

Exhibits:
EX-99.g.3	Amended Schedule II to Amended and Restated Custody Agreement, as amended January 3, 2008
EX-99.h.6	Amendment, dated January 3, 2008, to Fund Sub-Administration and Accounting Agreement between the Registrant and The Bank of New York, dated September 25, 2007
EX-99.j.1	Consent of Counsel